As filed with the Securities and Exchange Commission on January 28, 2015

1933 Act Registration No. 333-175622

1940 Act Registration No. 811-22583

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 12

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 12

LINCOLN ADVISORS TRUST

(Exact Name of Registrant as Specified in Charter)

Daniel R. Hayes, President

1300 South Clinton Street

Fort Wayne, Indiana 46802

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (260) 455-2000

Jill R. Whitelaw, Esquire

Lincoln Financial Group

150 N. Radnor-Chester Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Copies of all communications to:

Robert A. Robertson, Esquire

Dechert, LLP

2010 Main Street, Suite 500

Irvine, CA 92614

Approximate Date of Proposed Public Offering

It is proposed that this filing will become effective (check appropriate box)

X	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest.

Lincoln Advisors Trust
Presidential® Managed Risk 2010 Fund
Class A	PZAAX
Class C	PZACX
Class I	PZAIX
1300 South Clinton Street
Fort Wayne, Indiana 46802
Prospectus January 28, 2015
Presidential® Managed Risk 2010 Fund (the “Fund”) is a series of the Lincoln Advisors Trust (the “Trust”). This prospectus discusses the information about the Fund that you should know before investing. The Fund is designed for investors who plan to retire close to the year 2010.
As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Presidential® Managed Risk 2010 Fund
(Class A, Class C, and Class I)
Summary
Investment Objective
The investment objective of the Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds. More information about these and other discounts is available in the “Classes of Fund Shares” section of this Prospectus or from your financial advisor. Unless you are eligible for a waiver, if you sell (redeem) your Class C shares during the first year, you will pay a contingent deferred sales charge (“CDSC”) of 0.50%.
Shareholder Fees
(Fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases	5.75%	None	None
Maximum Deferred Sales Charge (Load)	None [1]	0.50%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
[1]	Purchases of $1 million or more that are redeemed within 18 months may be subject to a fee of 1.00%.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1 fees)	0.25%	0.50%	None
Shareholder Service Fee	0.15%	0.15%	0.15%
Other Expenses	1.31%	1.31%	1.31%
Acquired Fund Fees and Expenses (AFFE)	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses[1]	2.26%	2.51%	2.01%
Less Fee Waiver and Expense Reimbursement[2]	(1.21%)	(1.21%)	(1.21%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	1.05%	1.30%	0.80%
[1] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[2] Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets of the Fund. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE and Shareholder Service Fees) exceed 0.75% of the Fund’s average daily net assets for Class A, 1.00% for Class C and 0.50% for Class I. Both agreements will continue at least through January 28, 2016 and cannot be terminated before that date without the mutual agreement of the Trust’s board of trustees and the adviser.
Presidential ® Managed Risk 2010 Fund	1

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s shares for the time periods indicated and then redeem all your shares at the end of those periods (except where otherwise noted). The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The figures reflect the expense limitation for only the first year. Your actual costs may be higher or lower than this example.
	1 year	3 years	5 years	10 years
Class A	$676	$1,131	$1,611	$2,932
Class C	$182	$ 666	$1,227	$2,755
Class C (if you do not redeem your shares)	$132	$ 666	$1,227	$2,755
Class I	$ 82	$ 513	$ 971	$2,240
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will invest 80% or more of its assets in underlying funds, including exchange traded funds (“underlying funds”). The Fund will also employ an actively-managed risk management strategy (the “risk management strategy”), which seeks to stablilize the Fund’s overall portfolio volatility.
Underlying Fund Allocation Strategy. At least 80% of the Fund’s assets will be invested in underlying funds. The Fund will invest primarily in underlying funds that employ a passive investment style, i.e., index funds, although it also may invest in actively managed underlying funds. The Fund’s largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large-, medium- and small-cap equities and both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets. A smaller allocation will be made to underlying funds that primarily invest in domestic and global fixed income securities, including mortgage-backed and inflation-indexed bonds.
On at least a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Fund’s asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market.
On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund’s asset allocation model, including revising the asset class weightings in the model. The maximum amount of change to the model’s asset class allocations that would be made in one year is plus or minus 10%.
Risk Management Strategy. The adviser may invest up to 20% of the Fund’s net assets in the risk management strategy. As part of the risk management strategy, the adviser will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The risk management strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts) to stabilize overall portfolio volatility. “Volatility” in this context means variance in the Fund’s investment returns. Although the adviser is permitted to invest up to 20% in this strategy, under normal market conditions the adviser generally expects to invest less than 10% of the Fund’s net assets in the strategy. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The adviser will seek to hedge currency risk involved in foreign futures contracts.
The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund’s equity exposure. The adviser will sell (short) futures contracts on these indices to decrease the Fund's aggregate economic exposure to equities based on the adviser's evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund's overall portfolio volatility. The Fund's target volatility will adjust over time in relation to the target date. The risk management strategy seeks to more tightly control the volatility of the Fund's returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. The amount of exchange-traded futures in the Fund will fluctuate daily based upon
2	Presidential® Managed Risk 2010 Fund

market conditions. On at least an annual basis, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This is designed to ensure that the risk management strategy aligns the Fund’s portfolio volatility with the adviser’s current assessment of overall equity market risk and general economic climate.
The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.
Target Date Strategy. The Fund is designed for investors planning to retire close to the year 2010 (target date). The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. Before investing in the Fund, an investor should consider, in addition to age and retirement date, other factors such as the investor’s risk tolerance, personal circumstances, and complete financial situation.
The adviser invests the Fund’s assets in underlying funds in accordance with an asset allocation between equity securities and fixed income securities. Over time, the asset allocation model will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the Fund’s asset mix becomes more conservative as time elapses. In addition, the Fund's target volatility of returns under the risk management strategy also becomes more conservative as time elapses. These features reflect the desire to gradually reduce investment risk and volatility both as the retirement date approaches, as well as through the retirement years, in an effort to preserve capital during retirement.
Under normal circumstances, the adviser will invest at least 80% of the Fund's assets in underlying funds. Approximately 48% of these underlying funds will invest primarily in equity securities and 52% will invest primarily in fixed income securities. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities to be between 35% and 55%.
Now that the Fund has passed its designated retirement year, it will continue to be managed according to an asset allocation model that becomes increasingly conservative over time, until approximately twenty years after the retirement date (the landing date) when the Fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities. At the landing date, as a result of the risk management strategy, the Fund's net economic exposure to equities may vary between a low of approximately 10% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund's aggregate economic exposure to equities at the landing date to be between 15% and 25%.
The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the investments made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. In addition, Fund shareholders indirectly bear the expenses charged by the underlying funds. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.
•	Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
•	Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•	Risk Management Strategy Risk. The success of the adviser’s risk management strategy depends in part on the adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may
Presidential ® Managed Risk 2010 Fund	3

depend upon one or more proprietary or third-party forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.
•	Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•	Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•	Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•	Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies.
•	Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
•	Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•	Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•	Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•	U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
•	Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
•	Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•	Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
•	Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the region or country in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•	Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•	Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the
4	Presidential® Managed Risk 2010 Fund

investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•	Exchange-Traded Fund (“ETF”) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
•	Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the performance of the Fund's Class A shares varied from year to year; and (b) how the Fund's average annual returns for the various periods compare with those of a broad measure of market performance. Information also has been provided for the 2010 Composite, an index compiled by the adviser, which is currently constructed as follows: 37% Barclays Capital U.S. Aggregate Bond Index, 13% Barclays Capital U.S. TIPS Index, 35% Wilshire 5000 Total Market IndexSM, 14% MSCI EAFE Index (net dividends) and 1% MSCI Emerging Markets Index (net dividends). The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained at: www.lfg.com/presidential.
During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the first quarter of 2012 at: 5.58%.
The Fund’s lowest return for a quarter occurred in the second quarter of 2013 at: (1.56%).
	Average Annual Total Returns For periods ended 12/31/14
	1 year	Lifetime Since inception (11/2/11)
Class A return before taxes	(2.60%)	4.06%
Class A return after taxes on distributions	(3.52%)	3.47%
Class A return after taxes on distributions and sale of Fund shares	(1.34%)	2.95%
Class C return before taxes	2.61%	5.75%
Class I return before taxes	3.71%	6.29%
Wilshire 5000 Total Market IndexSM (reflects no deductions for fees, expenses or taxes)	12.71%	20.47%
2010 Composite (reflects no deductions for fees, expenses or taxes)	6.37%	9.77%
After-tax performance is presented only for Class A shares. The after-tax returns for other classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Presidential ® Managed Risk 2010 Fund	5

Investment Adviser
Investment Adviser:    Lincoln Investment Advisors Corporation (“LIA”)
LIA Portfolio Managers	Company Title	Experience w/Fund
Kevin J. Adamson	Vice President, Chief Operating Officer	Since November 2011
David A. Weiss	Vice President, Chief Investment Officer	Since November 2011
Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business. Shares may be purchased or redeemed:
•	through your financial advisor,
•	by regular mail to Lincoln Financial Group, P.O. Box 7876, Fort Wayne, IN 46801, or
•	by overnight courier service to Lincoln Financial Group, Attn: Presidential Funds/Alliance, 1300 S. Clinton Street, Fort Wayne, IN 46802.
The minimum initial purchase for most accounts is $1,000. If you have any questions, contact a client services representative at 800-234-3500.
Some classes in this prospectus may not be available in your state. Class C shares are not offered in Montana and Oklahoma.
Tax Information
The Fund intends to make distributions to shareholders that may be taxed as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including the adviser) may pay the intermediary for the sale of those Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.
6	Presidential® Managed Risk 2010 Fund

Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation. This objective is non-fundamental and may be changed without shareholder approval. The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will invest 80% or more of its assets in underlying funds, including exchange traded funds (“underlying funds”). The Fund will also employ an actively-managed risk management strategy (the “risk management strategy”), which seeks to stabilize the Fund’s overall portfolio volatility. The Fund does not currently expect to invest in underlying funds advised by the adviser, although it may do so in the future.
Underlying Fund Allocation Strategy. At least 80% of the Fund’s assets will be invested in underlying funds. The Fund will invest primarily in underlying funds that employ a passive investment style, i.e., index funds, although it also may invest in actively managed underlying funds. The Fund invests in underlying funds that represent different asset classes, market capitalizations and investment styles in domestic and foreign equity and fixed income securities, and that offer broad diversification as they strive to attain their investment objectives. The Fund’s largest allocation will be to funds that primarily invest in domestic and foreign equity securities, including large-, medium- and small-cap equities. These underlying funds will invest in both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets. An underlying fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries or a particular geographic region. A smaller allocation will be made to underlying funds that primarily invest in domestic and global fixed income securities, including mortgage-backed and inflation-indexed bonds.
Generally, growth companies may be expected to have an above-average growth rate, including anticipated growth that may outpace that of the U.S. or local foreign economy. Conversely, value companies are generally those companies whose current market valuation is judged to be below the potential future value of the company. Value companies may be considered based on their favorable earnings prospects and dividend yield potential, while growth companies may be considered based on their long-term appreciation prospects and often have relatively low dividend yields.
The underlying fund selections are made based on several considerations, including the fund’s style or asset class exposures, portfolio characteristics, risk profile, and investment process. The adviser carefully reviews the style exposure, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund’s suitability as an investment for the Fund. Such processes may not achieve the desired results.
On at least a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Fund’s asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. During extreme market conditions, exchange-traded futures could potentially reduce the Fund’s equity exposure to a substantial degree.
Asset allocations are determined by the adviser using a “top down” approach which incorporates current capital markets data and makes certain assumptions or projections about future correlations, risks, and return profiles of various asset classes. Among other factors, the adviser examines key financial metrics and uses various mathematical and statistical analyses. On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund’s asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This is designed to ensure that the risk management strategy aligns the Fund’s portfolio volatility with the adviser’s current assessment of overall equity market risk and general economic climate. The maximum amount of change to the model’s asset class allocations that would be made in one year is plus or minus 10%.
Risk Management Strategy. The adviser may invest up to 20% of the Fund’s net assets in the risk management strategy. As part of the risk management strategy, the adviser will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The risk management strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts) to stabilize the Fund’s overall portfolio volatility. “Volatility” in this context means variance in the Fund’s investment returns. Although the adviser is permitted to invest up to 20% in this strategy, under normal market conditions the adviser generally expects to invest less than 10% of the Fund’s net assets in the strategy.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund's overall volatility. The adviser also adjusts short futures positions to realign individual hedges when the adviser rebalances the portfolio’s asset allocation among underlying funds. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund
7

assets for the risk management strategy. The adviser will seek to hedge currency risk involved in foreign futures contracts primarily through the use of exchange-traded currency futures contracts. In addition, under certain market conditions, the adviser reserves the right to purchase or sell exchange-traded interest rate futures to manage interest rate risks in the portfolio.
The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund’s equity exposure. The adviser will primarily sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon the adviser’s evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.
During periods of rising equity security prices, the adviser will manage the Fund’s futures contracts in an effort to retain the growing value of the Fund’s portfolio. During or after severe market downturns, however, the Fund’s adviser will look to harvest gains on the Fund’s short futures positions and the amount of short futures held by the Fund will then decrease. The Fund's target volatility will adjust over time in relation to the target date. The risk management strategy seeks to more tightly control the volatility of the Fund's returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions.
In addition to holding short positions in exchange-traded futures, the adviser may periodically purchase exchange-traded futures contracts (a “long” position in futures) to increase the overall level of economic exposure to equity securities held by the Fund, typically where the Fund is holding idle cash that is awaiting investment in underlying funds. However, at no time will the Fund’s use of futures override or change the Fund’s maximum target allocation to equity securities.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.
Target Date Strategy. The Fund is designed for investors planning to retire close to the year 2010 (target date). The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. Before investing in the Fund, an investor should consider, in addition to age and retirement date, other factors such as the investor’s risk tolerance, personal circumstances, and complete financial situation.
The adviser invests the Fund’s assets in underlying funds in accordance with an asset allocation between equity securities and fixed income securities. Over time, the asset allocation model will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the Fund’s asset mix becomes more conservative as time elapses. In addition, the Fund's target volatility of returns under the risk management strategy also becomes more conservative as time elapses. These features reflect the desire to gradually reduce investment risk and volatility both as the retirement date approaches, as well as through the retirement years, in an effort to preserve capital during retirement.
Under normal circumstances, the Fund will invest at least 80% of its assets in underlying funds. Approximately 48% of these underlying funds will invest primarily in equity securities and 52% will invest primarily in fixed income securities. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities to be between 35% and 55%. The asset class allocations in the Fund’s model are not expected to vary from the Fund’s current investment strategy by more than plus or minus 10% in any one year.
Now that the Fund has passed its target date, the Fund will continue to seek to achieve its investment objective by maintaining its allocation to underlying funds between equity securities and fixed income securities. During this 20-year period, the Fund will gradually increase its emphasis on current income and the preservation of capital, and capital appreciation will gradually become a secondary focus of the Fund. The Fund’s exposure to equity securities will continue to decline until approximately 20 years after its target date,
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when the Fund’s allocations to underlying funds among different types of assets will become fixed (the landing date). Thus, the landing date for the Fund is approximately 2030. The Fund’s allocation to underlying funds at the landing date is expected to be at least 80% of its net assets, 25% of which will be in underlying funds that invest primarily in equity securities and 75% in underlying funds that invest primarily in fixed income securities. However, the net economic exposure to equities (reflecting the futures contracts) at the landing date may vary between a low of approximately 10% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the landing date to be between 15% and 25%.
The Fund expects investors to gradually withdraw their monies from the time of the Fund's target date to the landing date and beyond. As a result of these withdrawals and the resulting decrease in the Fund's size, the Fund's expense ratio is expected to increase.
The adviser allocates assets and selects underlying funds and investments in ways that seek to outperform the 2010 Composite. The 2010 Composite, an index compiled by the adviser, is currently constructed as follows: 37% Barclays Capital U.S. Aggregate Bond Index, 13% Barclays Capital U.S. TIPS Index, 35% Wilshire 5000 Total Market IndexSM, 14% MSCI EAFE Index (net dividends) and 1% MSCI Emerging Markets Index (net dividends). The Fund’s risk management strategy may cause the Fund’s return to trail the un-hedged return of the 2010 Composite in strong, increasing markets.
The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).
In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
What are the Underlying Funds?
The Fund operates as a “fund of funds” structure, which means that the Fund invests some or all of its assets in other mutual funds. For this structure, the Fund may rely on certain federal securities laws that generally permit a fund to invest in affiliated and non-affiliated funds within certain percentage limitations and in other securities that are not issued by mutual funds. The Fund also has received an exemptive order from the SEC (Release Nos. 29168 and 29196) to permit the Fund to acquire shares of affiliated and non-affiliated funds beyond the statutory limits, subject to certain conditions. Under the SEC order, the Fund may also invest in other securities and financial instruments that are not issued by mutual funds.
The Fund's relative weightings in the underlying funds will vary over time. The Fund is not required to invest in any particular underlying fund. A substantial portion of the Fund's net assets may be invested in underlying funds that employ a passive investment style, i.e., index funds. The portfolio manager may add, eliminate or replace underlying funds at any time and may invest in affiliated or non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the investments made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. In addition, Fund shareholders indirectly bear the expenses charged by the underlying funds. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of: the issuer of the security, an industry, a sector of the economy, or the overall securities market.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Risk Management Strategy Risk. The success of the adviser’s risk management strategy depends in part on the adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more proprietary or third-party forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models. In low volatility markets the volatility management strategy may not mitigate losses. In addition, the adviser may not be able to effectively implement the strategy (through the purchases of exchange-traded futures) during rapid or
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extreme market events. Such inefficiency in implementation could cause the Fund to lose more money than investing without the risk management strategy or not realize potential gains. Any one of these factors could impact the success of the volatility management strategy, and the Fund may not perform as expected.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.
Prices of small and medium-sized company stocks may fluctuate independently of larger company stock prices. Small and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or increasing interest rates.
Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
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U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to governmental collapse and war. They also could include a foreign government’s imposing a heavy tax on a company, withholding a company’s payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring withdrawal of assets from the country.
Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.
The volume of transactions in foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, economic and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the region or country, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. There may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
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Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Exchange-Traded Fund (“ETF”) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
Non-Diversification Risk. When a mutual fund is non-diversified it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
Management and Organization
The Fund's business and affairs are managed under the direction of its Board of Trustees (“Board”). The Board has the power to amend the Fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the Fund except those granted to the shareholders.
Manager of Managers:    The Fund employs a “manager of managers” structure, which means that the Fund’s investment adviser may delegate the management of some or all of the Fund’s investment portfolio to a sub-adviser. To use this structure, the Fund has received an exemptive order from the SEC (Release Nos. 27512 and 29197) to permit the Fund’s investment adviser – with Fund Board approval – to enter into and amend a sub-advisory agreement for the Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, the Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Fund’s adviser is not permitted to hire affiliated sub-advisers without shareholder approval. The Fund’s adviser does not currently delegate portfolio management to a sub-adviser.
Investment Adviser:    Lincoln Investment Advisors Corporation (“LIA”) is the Fund's investment adviser. LIA is a registered investment adviser and wholly-owned subsidiary of The Lincoln National Life Insurance Company (“Lincoln Life”). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 30 years.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Trust has entered into an Investment Management Agreement with LIA with respect to the Fund. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds or exchange-traded funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.
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A description of LIA (including the effective advisory fee rate for the most recently completed fiscal year) and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.
Adviser	LIA (aggregate advisory fee paid to LIA for the fiscal year ended September 30, 2014 was 0.30% of the Fund's average net assets, net of advisory fee waivers).
LIA Portfolio Managers	Kevin J. Adamson, CPA and David A. Weiss, CFA are co-portfolio managers and are responsible for the day-to-day management of the Fund.
Kevin J. Adamson, CPA, is a Portfolio Manager and is responsible for the day-to-day co-management of the Fund. With the Funds Management team at LNC since 2004 in sub-adviser oversight and new investment strategy development, he currently is Vice President and Chief Operating Officer of LIA. Mr. Adamson oversees performance analysis, trading oversight, and investment relationship management for the investment options offered across LNC’s products. Mr. Adamson is a Certified Public Accountant with over 24 years of financial service industry experience. Mr. Adamson holds a B.S. from Indiana University.
David A. Weiss, CFA, is a Portfolio Manager and is responsible for the day-to-day co-management of the Fund. With LIA and its predecessor entity since 2004, Mr. Weiss currently is Vice President and Chief Investment Officer of LIA, and is responsible for leading LIA’s due diligence and investment team, including oversight of LIA’s asset allocation services. He is Chairman of LIA’s Investment Committee, Asset Allocation Committee and Derivatives Committee. In this role, Mr. Weiss oversees all aspects of the investment portfolios and platforms LIA manages. A Chartered Financial Analyst® (CFA) Charterholder, Mr. Weiss also holds a B.S. from Plymouth State College and an M.B.A. from Boston University Graduate School of Management.
LIA may hire consultants to assist it in management of the Fund. These consultants will not have management discretion over Fund assets.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory contract is available in the Fund's annual report to shareholders for the period ended September 30, 2014.
Distributor: The Fund's distributor, Lincoln Financial Distributors, Inc. (“LFD”), is located at 130 North Radnor-Chester Road, Radnor, PA 19087 and is a broker-dealer registered with the SEC.
Classes of Fund Shares
The Fund offers Class A, Class C and Class I shares in this prospectus. Each class of shares is subject to different types and levels of sales charges (if applicable) and other fees than the other classes and bears a different level of expenses.
The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. More extensive information about the Fund’s multi-class arrangements is included in the SAI which may be obtained from the Fund free of charge.
Class A Shares
•	You pay an initial sales charge when you buy Class A shares. The maximum initial sales charge is 5.75%. The sales charge is deducted from your investment so that not all of your purchase payment is invested.
•	You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the SAI for details.
•	Class A shares are subject to lower 12b-1 fees than Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class C shareholders.
•	You normally pay no contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although you may pay a 1.00% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the SAI for details.
Class C Shares
•	You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.
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•	You normally pay a CDSC of 0.50% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the SAI for details.
•	Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.
Class I Shares
•	You do not pay an initial sales charge when you buy Class I shares or a CDSC when you redeem Class I shares.
•	Class I shares are not subject to 12b-1 fees. Therefore, Class I shares shareholders generally pay lower annual expenses and receive higher dividends than Class A and Class C shareholders.
Some or all of the payments described below are paid or “reallowed” to financial intermediaries. The following provides additional information about the sales charges and other expenses associated with Class A and Class C shares.
Initial Sales Charges — Class A Shares
This section includes important information about sales charge reduction programs available to investors in Class A shares and describes information or records you may need to provide to LFD or your financial intermediary in order to be eligible for sales charge reduction programs.
Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares is the net asset value (“NAV”) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions. For investors investing in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper “breakpoint” discount.
Amount of Purchase (thousands)	Initial Sales Charge as % of Net Amount Invested	Initial Sales Charge as % of Public Offering Price	Dealer Commission as % of offer price
< $50	6.10%	5.75%	4.50%
$50 but < $100	4.71%	4.50%	3.75%
$100 but < $250	3.63%	3.50%	2.75%
$250 but < $500	2.56%	2.50%	2.00%
$500 but < $1,000	2.04%	2.00%	1.60%
Investors may reduce or eliminate sales charges applicable to purchases of Class A shares through utilization of the Combined Purchase Privilege, the Cumulative Quantity Discount (Right of Accumulation), a Letter of Intent or the Reinstatement Privilege. These programs, which apply to purchases of one or more funds that are series of the Trust that offer Class A shares (other than any money market fund) (together, “Eligible Funds”), are summarized below and are described in greater detail in the SAI.
Right of Accumulation and Combined Purchase Privilege (Breakpoints). A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A shares (the “Combined Purchase Privilege”) by combining concurrent purchases of the Class A shares of one or more Eligible Funds into a single purchase. In addition, a Qualifying Investor may qualify for a reduced sales charge on Class A shares (the “Right of Accumulation” or “Cumulative Quantity Discount”) by combining the purchase of Class A shares of an Eligible Fund with the current aggregate net asset value of all Class A and Class C shares of any Eligible Fund held by accounts for the benefit of such Qualifying Investor.
The term “Qualifying Investor” refers to:
(i)	An individual, such individual’s spouse, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member);
(ii)	A trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved; or
(iii)	An employee benefit plan of a single employer.
*	For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (i) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.
Please see the SAI for details and for restrictions applicable to shares held by certain employer-sponsored benefit programs.
Letter of Intent. An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intent to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s). The maximum intended investment allowable in a Letter of Intent is $1,000,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single purchase of the dollar
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amount indicated in the Letter of Intent. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter of Intent will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.
Reinstatement Privilege. A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at NAV without any sales charge, provided that such investment is made within 120 calendar days after the redemption or repurchase date. The limitations and restrictions of this program are fully described in the SAI.
Method of Valuation of Accounts. To determine whether a shareholder qualifies for a reduction in sales charge on a purchase of Class A shares of Eligible Funds, the offering price of the shares is used for purchases relying on the Combined Purchase Privilege or a Letter of Intent and the amount of the total current purchase (including any sales load) plus the NAV (at the close of business on the day of the current purchase) of shares previously acquired is used for the Cumulative Quantity Discount.
Sales at Net Asset Value. In addition to the programs summarized above, the Fund may sell its Class A shares at NAV without an initial sales charge to certain types of accounts or account holders, including, but not limited to:
(i)	Current or retired officers, trustees, directors or employees of the Trust, Lincoln Variable Insurance Products Trust, LNC, LIA, or LFD, other affiliates of LNC; a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons; or any trust, profit-sharing or pension plan for the benefit of any such person and to any other person if LFD anticipates that there will be minimal sales expenses associated with the sale;
(ii)	Current registered representatives and other full-time employees of participating brokers or such persons’ spouses or for trust or custodial accounts for their minor children;
(iii)	Trustees or other fiduciaries purchasing shares for certain plans sponsored by employers, professional organizations or associations or charitable organizations; the trustee, administrator, recordkeeper, fiduciary, broker, trust company or registered investment adviser which has an agreement with LFD with respect to such purchases (including provisions related to minimum levels of investment in a Fund), and to participants in such plans and their spouses purchasing for their account(s) or IRAs;
(iv)	Participants investing through accounts known as “wrap accounts” established with brokers or dealers approved by LFD where such brokers or dealers are paid a single, inclusive fee for brokerage and investment management services;
(v)	Client accounts of broker-dealers or registered investment advisers affiliated with such broker-dealers with which LFD has an agreement for the use of a fund in particular investment products or programs or in particular situations; and
(vi)	Accounts for which the company that serves as trustee or custodian either (a) is affiliated with LNC or (b) has a specific agreement to that effect with LFD.
In addition, Class A shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at NAV and are not subject to any sales charges.
Required Shareholder Information and Records. In order for investors in Class A shares to take advantage of sales charge reductions, an investor or his or her financial intermediary must notify LFD that the investor qualifies for such a reduction. If LFD is not notified that the investor is eligible for these reductions, LFD will be unable to ensure that the reduction is applied to the investor’s account. An investor may have to provide certain information or records to his or her financial intermediary or LFD to verify the investor’s eligibility for breakpoint privileges or other sales charge waivers. An investor may be asked to provide information or records, including account statements, regarding shares of the Fund or other Eligible Funds held in:
•	All of the investor’s accounts held directly with the Trust or through a financial intermediary;
•	Any account of the investor at another financial intermediary; and
•	Accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.
CDSCs on Class C Shares
Unless you are eligible for a waiver, if you sell (redeem) your Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules. For investors investing in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.
Years Since Purchase Payment Was Made	Percentage Contingent Deferred Sales Charge
First	0.50%
Thereafter	0%
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CDSCs on Class A Shares
Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. As of the date of this Prospectus, the Fund is not charging this CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.
How CDSCs will be Calculated
A CDSC is imposed on redemptions of Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares to fall below the total dollar amount of your purchase payments subject to the CDSC.
The following rules apply under the method for calculating CDSCs:
•	Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.
•	For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV of $10. If the NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.
•	CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account
•	In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.
Reductions and Waivers of Initial Sales Charges and CDSCs
The initial sales charges on Class A shares and the CDSCs on Class A and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the SAI for details.
Distribution and Servicing (12b-1) Plan
The Fund pays fees to LFD on an ongoing basis as compensation for the services LFD renders and the expenses LFD bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to a Distribution and Servicing Plan (“12b-1 Plan”) adopted by the Fund pursuant to the 1940 Act.
Class A shares pay both distribution and servicing fees at a rate of up to 0.30% of the Fund's average daily net assets attributable to Class A shares. The Fund currently charges only 0.25%, but may charge the higher rate in the future upon Board approval. Class C shares pay both distribution and servicing fees at a rate of up to 1.00% of the Fund's average daily net assets attributable to Class C shares. The Fund currently charges only 0.50% for Class C shares, but may charge the higher rate in the future upon Board approval. Class I shares are not subject to any distribution or servicing fees. The fees may be used to pay LFD for distribution services and sales support services provided in connection with Class A and Class C shares. The fees also may be used to pay financial intermediaries for the sales support services and related expenses and shareholder servicing fees. Shareholder servicing fees are paid to compensate financial intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares.
Because distribution fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges, such as sales charges that are deducted at the time of investment. Therefore, although Class C shares do not pay initial sales charges, the distribution fees payable on Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the NYSE and communicated to the Fund or its designee prior to such time as agreed upon by the Fund and intermediary will be effected at the NAV determined on the business day the order was received by the intermediary.
A Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
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Fund Assets Other Than Underlying Funds. The Fund typically values its assets based on “market price.” Market price is typically an equity security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and asked prices (or the price established by an independent pricing service). Certain short-term fixed-income securities are valued based on “amortized cost.”
In certain circumstances, the Fund may value its portfolio securities at “fair value” as determined in good faith under procedures established by the Fund's Board. The fair value of portfolio securities may differ from quoted or published prices for the same securities that the Board believes are unreliable. Fair value pricing involves subjective judgments, and it is possible that a security’s fair value price is materially different than the value realized upon the sale of that security.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third party vendor modeling tools to the extent available.
Underlying Fund Assets. If the Fund invests in one or more mutual funds (each an “underlying fund”), the Fund values underlying fund shares at their respective NAVs. For more information regarding the determination of an underlying fund’s NAV, including when the underlying fund will fair value its portfolio securities and the effects of using fair value pricing, see the underlying fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
How to buy shares
By mail
Complete an investment form and mail it with your check, made payable to the Fund and class of shares you wish to purchase, to Lincoln Financial Group, P.O. Box 7876, Fort Wayne, IN 46801 or Lincoln Financial Group. Attn: Presidential Funds/Alliance, 1300 S. Clinton Street, Fort Wayne, IN 46802, for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.
As of the date of this Prospectus, the Fund is only available to investors purchasing through Lincoln affiliates.
By exchange
You may exchange all or part of your investment in the Fund for shares of other Funds in the Trust. To open an account by exchange, call Lincoln Financial Group at 800-234-3500.
Through your financial advisor
Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.
As of the date of this Prospectus, the Fund is only available to investors purchasing through Lincoln affiliates.
The price you pay for shares will depend on when we receive your purchase order. If the Fund's transfer agent or a sub-transfer agent receives your purchase in good order before the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern time, you will pay that day's closing share price, which is based on the Fund's NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day's price. The Fund reserves the right to reject any purchase order.
How to redeem shares
By mail
You may redeem your shares by mail by writing to Lincoln Financial Group, P.O. Box 7876, Fort Wayne, IN 46801 (for redemptions by regular mail) or to Lincoln Financial Group, Attn: Presidential Funds/Alliance, 1300 S. Clinton Street, Fort Wayne, IN 46802 for redemptions by overnight courier service. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.
As of the date of this Prospectus, all redemptions should be effected by contacting your Lincoln-affiliated intermediary.
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Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares (selling them back to the Fund). Your financial advisor may charge a separate fee for this service.
As of the date of this Prospectus, all redemptions should be effected by contacting your Lincoln-affiliated intermediary.
When you send us a properly completed request form to redeem or exchange shares, and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next business day. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.
The Fund sells and redeems its shares, after deduction of any applicable sales charge, at the NAV next determined after the Fund or its agent receives a purchase or redemption request in good order. The value of shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.
Redemptions-in-kind
The Fund has reserved the right to pay for redemptions with portfolio securities under certain conditions. See the SAI for more information on redemptions-in-kind.
Account Minimum
If you redeem shares and your account balance falls below $500, the Fund may redeem your shares after 60 days' written notice to you.
Exchanges
You may generally exchange all or part of your shares for shares of the same class of another Fund. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through such an exchange.
Document Delivery
If you have an account in the same Fund as another person or entity at your address, we send one copy of the Fund's prospectus and annual and semi-annual reports to that address, unless you elect otherwise. This will help the Fund reduce the Fund's printing and mailing expenses. We will continue to send one copy of each of these documents to that address until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call your client services representative at 800-234-3500. We will begin sending you individual copies of these documents 30 days after receiving your request.
Payment to Financial Intermediaries
LIA and its affiliates, including LFD, may pay certain costs of marketing the Fund from legitimate profits. LIA and its affiliates may also share with financial intermediaries certain marketing expenses or pay for the opportunity to distribute the Fund, sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs. LIA and its affiliates may pay amounts from their own resources to third parties, including brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing record keeping, subaccounting, transaction processing and other administrative services. These payments, which may be substantial, are in addition to any fees that may be paid by the Fund for these types of services or for other services.
The amount of these payments is determined from time to time by LIA and may differ among such financial intermediaries. Such payments may provide incentives for such parties to make fund shares available to their customers, and may allow the Fund greater access to such parties and their customers than would be the case if no payments were paid. Such access advantages include, but are not limited to, placement of a fund on a list of mutual funds offered as investment options to the financial intermediary’s customers (sometimes referred to as “Shelf Space”); access to the financial intermediary’s registered representatives; and/or ability to assist in training and educating the financial intermediary’s registered representatives. These payment arrangements will not, however, change the price an investor pays for fund shares or the amount that the Fund receives to invest on behalf of the investor. These payments may create potential conflicts of interests between an investor and a financial intermediary who is recommending a particular mutual fund over other mutual funds. You may wish to consider whether such arrangements exist when evaluating any recommendations to
18

purchase or sell fund shares, and you should contact your financial intermediary for details about any payments it may receive from the Fund or from LIA. Payments are typically based on a percentage of assets under management or based on the number of customer accounts or a combination thereof. Payments to a financial intermediary that is compensated based on its customers’ assets typically vary in any given year based on assets invested in the Fund by the financial intermediary’s customers.
For more information, please see the SAI.
Market Timing
Frequent, large, or short-term transfers, such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. Such transfers may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. Frequent trading risks are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved market timing policies and procedures (the “Market Timing Procedures”).
To the extent that there is a delay between a change in the value of a Fund’s portfolio holdings, and the time when that change is reflected in the NAV of the Fund’s shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund’s portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LIA each reserves the right to reject or restrict or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LIA, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Fund may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price.
Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. The Fund's ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of Fund investors determined to engage in such transfer activity that may adversely affect other Fund investors involves judgments that are inherently subjective.
As a result of these noted limitations, there is no guarantee that the Fund will be able to identify possible market timing activity or that market timing will not occur in the Fund. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for a Fund to identify short-term transactions in the Fund. If the Fund is unable to detect market timers, you may experience dilution in the value of your Fund shares and increased brokerage and administrative costs in the Fund. This may result in lower long-term returns for your investments.
The Board may revise the Market Timing Procedures at any time as necessary and without prior notice to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Fund also reserves the right to implement and administer redemption fees in the future.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.
Distribution Policy and Federal Income Tax Considerations
Dividends and distributions
The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare dividends semi-annually and distribute all of its net investment income, if any, to shareholders as dividends semi-annually. The Fund will distribute net realized capital gains, if any, at least annually, usually in December. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.
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Annual statements
Each year, the Fund will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.
Tax considerations
Fund distributions. The Fund expects that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional fund shares or receive them in cash.
For federal income tax purposes, fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.
Use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders.
Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale.
State and local taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.
This discussion of dividends, distributions, and taxes is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.
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Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Class A, Class C, and Class I shares since their inception. Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.
	Presidential ® Managed Risk 2010 Fund Class A
	Year Ended		11/2/2011 [1] to 9/30/2012
	9/30/2014	9/30/2013
Net asset value, beginning of period	$ 11.10	$ 10.58	$ 10.00
Income from investment operations:
Net investment income[2]	0.15	0.13	0.17
Net realized and unrealized gain	0.44	0.48	0.52
Total from investment operations	0.59	0.61	0.69
Less dividends and distributions from:
Net investment income	(0.13)	(0.08)	(0.11)
Net realized gain	—	(0.01)	—
Total dividends and distributions	(0.13)	(0.09)	(0.11)
Net asset value, end of period	$ 11.56	$ 11.10	$ 10.58
Total return[3]	5.38%	5.78%	6.95%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$15,677	$ 12,812	$ 5,592
Ratio of expenses to average net assets[4]	0.90%	0.90%	0.86%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	2.11%	2.56%	5.41%
Ratio of net investment income to average net assets	1.35%	1.18%	1.79%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.14%	(0.48%)	(2.76%)
Portfolio turnover	48%	36%	42%
[1] Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.
[4] Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
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	Presidential ® Managed Risk 2010 Fund Class C
	Year Ended		11/2/2011 [1] to 9/30/2012
	9/30/2014	9/30/2013
Net asset value, beginning of period	$ 11.07	$ 10.58	$ 10.00
Income from investment operations:
Net investment income[2]	0.13	0.10	0.14
Net realized and unrealized gain	0.44	0.47	0.53
Total from investment operations	0.57	0.57	0.67
Less dividends and distributions from:
Net investment income	(0.11)	(0.07)	(0.09)
Net realized gain	—	(0.01)	—
Total dividends and distributions	(0.11)	(0.08)	(0.09)
Net asset value, end of period	$ 11.53	$ 11.07	$ 10.58
Total return[3]	5.16%	5.39%	6.76%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 12	$ 11	$ 11
Ratio of expenses to average net assets[4]	1.15%	1.15%	1.11%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	2.36%	2.81%	5.66%
Ratio of net investment income to average net assets	1.10%	0.93%	1.54%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.11%)	(0.73%)	(3.01%)
Portfolio turnover	48%	36%	42%
[1] Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.
[4] Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
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	Presidential ® Managed Risk 2010 Fund Class I
	Year Ended		11/2/2011 [1] to 9/30/2012
	9/30/2014	9/30/2013
Net asset value, beginning of period	$ 11.12	$ 10.58	$ 10.00
Income from investment operations:
Net investment income[2]	0.18	0.15	0.19
Net realized and unrealized gain	0.44	0.48	0.53
Total from investment operations	0.62	0.63	0.72
Less dividends and distributions from:
Net investment income	(0.16)	(0.08)	(0.14)
Net realized gain	—	(0.01)	—
Total dividends and distributions	(0.16)	(0.09)	(0.14)
Net asset value, end of period	$ 11.58	$ 11.12	$ 10.58
Total return[3]	5.64%	6.00%	7.23%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 120	$ 2,344	$ 2,122
Ratio of expenses to average net assets[4]	0.65%	0.65%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	1.86%	2.31%	5.16%
Ratio of net investment income to average net assets	1.60%	1.43%	2.04%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.39%	(0.23%)	(2.51%)
Portfolio turnover	48%	36%	42%
[1] Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4] Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
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General Information
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated January 28, 2015, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find further information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will provide a free copy of its annual and semi-annual report upon request.
The Fund will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Fund's independent auditors. For an SAI, annual or semi-annual report, either write Lincoln Financial Group. Attn: Presidential Funds/Alliance, P.O. Box 7876, Fort Wayne, Indiana 46801, or call 800-234-3500. You may call this number to request other information about the Fund or to make inquiries. The Fund's website is www.LincolnFinancial.com/presidentialfunds.
You can review and copy information about the Fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-22583
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Lincoln Advisors Trust
Presidential® Managed Risk 2020 Fund
Class A	PZBAX
Class C	PZBCX
Class I	PZBIX
1300 South Clinton Street
Fort Wayne, Indiana 46802
Prospectus January 28, 2015
Presidential® Managed Risk 2020 Fund (the “Fund”) is a series of the Lincoln Advisors Trust (the “Trust”). This prospectus discusses the information about the Fund that you should know before investing. The Fund is designed for investors who plan to retire close to the year 2020.
As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Presidential® Managed Risk 2020 Fund
(Class A, Class C, and Class I)
Summary
Investment Objective
The investment objective of the Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds. More information about these and other discounts is available in the “Classes of Fund Shares” section of this Prospectus or from your financial advisor. Unless you are eligible for a waiver, if you sell (redeem) your Class C shares during the first year, you will pay a contingent deferred sales charge (“CDSC”) of 0.50%.
Shareholder Fees
(Fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases	5.75%	None	None
Maximum Deferred Sales Charge (Load)	None [1]	0.50%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
[1]	Purchases of $1 million or more that are redeemed within 18 months may be subject to a fee of 1.00%.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1 fees)	0.25%	0.50%	None
Shareholder Service Fee	0.15%	0.15%	0.15%
Other Expenses	1.15%	1.15%	1.15%
Acquired Fund Fees and Expenses (AFFE)	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses[1]	2.09%	2.34%	1.84%
Less Fee Waiver and Expense Reimbursement[2]	(1.05%)	(1.05%)	(1.05%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	1.04%	1.29%	0.79%
[1] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[2] Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets of the Fund. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE and Shareholder Service Fees) exceed 0.75% of the Fund’s average daily net assets for Class A, 1.00% for Class C and 0.50% for Class I. Both agreements will continue at least through January 28, 2016 and cannot be terminated before that date without the mutual agreement of the Trust’s board of trustees and the adviser.
Presidential ® Managed Risk 2020 Fund	1

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s shares for the time periods indicated and then redeem all your shares at the end of those periods (except where otherwise noted). The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The figures reflect the expense limitation for only the first year. Your actual costs may be higher or lower than this example.
	1 year	3 years	5 years	10 years
Class A	$675	$1,097	$1,543	$2,778
Class C	$181	$ 630	$1,155	$2,595
Class C (if you do not redeem your shares)	$131	$ 630	$1,155	$2,595
Class I	$ 81	$ 476	$ 897	$2,072
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.During the most recent fiscal year, the Fund’s portfolio turnover rate was 38% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will invest 80% or more of its assets in underlying funds, including exchange traded funds (“underlying funds”). The Fund will also employ an actively-managed risk management strategy (the “risk management strategy”), which seeks to stabilize the Fund’s overall portfolio volatility.
Underlying Fund Allocation Strategy. At least 80% of the Fund’s assets will be invested in underlying funds. The Fund will invest primarily in underlying funds that employ a passive investment style, i.e., index funds, although it also may invest in actively managed underlying funds. The Fund's largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large-, medium- and small-cap equities and both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets. A smaller allocation will be made to underlying funds that primarily invest in domestic and global fixed income securities, including mortgage-backed and inflation-indexed bonds.
On at least a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Fund’s asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market.
On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund’s asset allocation model, including revising the asset class weightings in the model. The maximum amount of change to the model’s asset class allocations that would be made in one year is plus or minus 10%.
Risk Management Strategy. The adviser may invest up to 20% of the Fund’s net assets in the risk management strategy. As part of the risk management strategy, the adviser will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The risk management strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts) to stabilize overall portfolio volatility. “Volatility” in this context means variance in the Fund’s investment returns. Although the adviser is permitted to invest up to 20% in this strategy, under normal market conditions the adviser generally expects to invest less than 10% of the Fund’s net assets in the strategy. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The adviser will seek to hedge currency risk involved in foreign futures contracts.
The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund’s equity exposure. The adviser will sell (short) futures contracts on these indices to decrease the Fund's aggregate economic exposure to equities based on the adviser's evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund's overall portfolio volatility. The Fund's target volatility will adjust over time in relation to the target date. The risk management strategy would allow for more volatility of the Fund's returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund's returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. On at least an
2	Presidential® Managed Risk 2020 Fund

annual basis, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This is designed to ensure that the risk management strategy aligns the Fund’s portfolio volatility with the adviser’s current assessment of overall market risk and general economic climate.
The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.
Target Date Strategy. The Fund is designed for investors planning to retire close to the year 2020 (target date). The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. Before investing in the Fund, an investor should consider, in addition to age and retirement date, other factors such as the investor’s risk tolerance, personal circumstances, and complete financial situation.
The adviser invests the Fund’s assets in underlying funds in accordance with an asset allocation between equity securities and fixed income securities. Over time, the asset allocation model will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the Fund’s asset mix becomes more conservative as time elapses. In addition, the Fund's target volatility of returns under the risk management strategy also becomes more conservative as time elapses. These features reflect the desire to gradually reduce investment risk and volatility both as the retirement date approaches, as well as through the retirement years, in an effort to preserve capital during retirement.
Under normal circumstances, the adviser will invest at least 80% of the Fund's assets in underlying funds. Approximately 61% of these underlying funds will invest primarily in equity securities and 39% will invest primarily in fixed income securities. At the target date, at least 80% of the Fund’s assets are anticipated to be invested in underlying funds. Approximately 55% of these assets at the target date will be in underlying funds that invest primarily in equity securities and 45% in underlying funds that invest primarily in fixed income securities. The Fund’s aggregate economic exposure to equities at the target date may vary between a low of approximately 10% in extreme market conditions and a high of 55% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the target date to be between 35% and 55%.
After the Fund reaches its designated retirement year, it will continue to be managed according to an asset allocation model that becomes increasingly conservative over time, until approximately twenty years after retirement (landing date) when the Fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities. At the landing date, as a result of the risk management strategy, the Fund's net economic exposure to equities may vary between a low of approximately 10% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund's aggregate economic exposure to equities at the landing date to be between 15% and 25%.
The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the investments made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. In addition, Fund shareholders indirectly bear the expenses charged by the underlying funds. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.
•	Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
•	Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
Presidential ® Managed Risk 2020 Fund	3

•	Risk Management Strategy Risk. The success of the adviser’s risk management strategy depends in part on the adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more proprietary or third-party forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.
•	Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•	Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•	Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•	Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies.
•	Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
•	Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•	Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•	Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•	U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
•	Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.
•	Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
•	Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•	Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
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•	Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the region or country in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•	Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•	Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•	Exchange-Traded Fund (“ETF”) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
•	Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the performance of the Fund's Class A shares varied from year to year; and (b) how the Fund's average annual returns for the various periods compare with those of a broad measure of market performance. Information also has been provided for the 2020 Composite, an index compiled by the adviser, which is currently constructed as follows: 29% Barclays Capital U.S. Aggregate Bond Index, 11% Barclays Capital U.S. TIPS Index, 40% Wilshire 5000 Total Market IndexSM, 18% MSCI EAFE Index (net dividends), and 2% MSCI Emerging Markets Index (net dividends). The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained at: www.lfg.com/presidential.
During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the first quarter of 2012 at: 6.00%.
The Fund’s lowest return for a quarter occurred in the third quarter of 2014 at: (1.74%).
	Average Annual Total Returns For periods ended 12/31/14
	1 year	Lifetime Since inception (11/2/11)
Class A return before taxes	(2.54%)	4.87%
Class A return after taxes on distributions	(3.23%)	4.38%
Class A return after taxes on distributions and sale of Fund shares	(1.43%)	3.61%
Class C return before taxes	2.78%	6.60%
Class I return before taxes	3.70%	7.12%
Wilshire 5000 Total Market IndexSM (reflects no deductions for fees, expenses or taxes)	12.71%	20.47%
2020 Composite (reflects no deductions for fees, expenses or taxes)	6.22%	10.67%
Presidential ® Managed Risk 2020 Fund	5

After-tax performance is presented only for Class A shares. The after-tax returns for other classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Investment Adviser
Investment Adviser:    Lincoln Investment Advisors Corporation (“LIA”)
LIA Portfolio Managers	Company Title	Experience w/Fund
Kevin J. Adamson	Vice President, Chief Operating Officer	Since November 2011
David A. Weiss	Vice President, Chief Investment Officer	Since November 2011
Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business. Shares may be purchased or redeemed:
•	through your financial advisor,
•	by regular mail to Lincoln Financial Group, P.O. Box 7876, Fort Wayne, IN 46801, or
•	by overnight courier service to Lincoln Financial Group, Attn: Presidential Funds/Alliance, 1300 S. Clinton Street, Fort Wayne, IN 46802.
The minimum initial purchase for most accounts is $1,000. If you have any questions, contact a client services representative at 800-234-3500.
Some classes in this prospectus may not be available in your state. Class C shares are not offered in Montana and Oklahoma.
Tax Information
The Fund intends to make distributions to shareholders that may be taxed as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including the adviser) may pay the intermediary for the sale of those Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.
6	Presidential® Managed Risk 2020 Fund

Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation. This objective is non-fundamental and may be changed without shareholder approval. The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will invest 80% or more of its assets in underlying funds, including exchange traded funds (“underlying funds”). The Fund will also employ an actively-managed risk management strategy (the “risk management strategy”), which seeks to stabilize the Fund’s overall portfolio volatility. The Fund does not currently expect to invest in underlying funds advised by the adviser, although it may do so in the future.
Underlying Fund Allocation Strategy. At least 80% of the Fund’s assets will be invested in underlying funds. The Fund will invest primarily in underlying funds that employ a passive investment style, i.e., index funds, although it also may invest in actively managed underlying funds. The Fund invests in underlying funds that represent different asset classes, market capitalizations and investment styles in domestic and foreign equity and fixed income securities, and that offer broad diversification as they strive to attain their investment objectives. The Fund’s largest allocation will be to funds that primarily invest in domestic and foreign equity securities, including large-, medium- and small-cap equities. These underlying funds will invest in both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets. An underlying fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries or a particular geographic region. A smaller allocation will be made to underlying funds that primarily invest in domestic and global fixed income securities, including mortgage-backed and inflation-indexed bonds.
Generally, growth companies may be expected to have an above-average growth rate, including anticipated growth that may outpace that of the U.S. or local foreign economy. Conversely, value companies are generally those companies whose current market valuation is judged to be below the potential future value of the company. Value companies may be considered based on their favorable earnings prospects and dividend yield potential, while growth companies may be considered based on their long-term appreciation prospects and often have relatively low dividend yields.
The underlying fund selections are made based on several considerations, including the fund’s style or asset class exposures, portfolio characteristics, risk profile, and investment process. The adviser carefully reviews the style exposure, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund’s suitability as an investment for the Fund. Such processes may not achieve the desired results.
On at least a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Fund’s asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. During extreme market conditions, exchange-traded futures could potentially reduce the Fund’s equity exposure to a substantial degree.
Asset allocations are determined by the adviser using a “top down” approach which incorporates current capital markets data and makes certain assumptions or projections about future correlations, risks, and return profiles of various asset classes. Among other factors, the adviser examines key financial metrics and uses various mathematical and statistical analyses. On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund’s asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This is designed to ensure that the risk management strategy aligns the Fund’s portfolio volatility with the adviser’s current assessment of overall equity market risk and general economic climate. The maximum amount of change to the model’s asset class allocations that would be made in one year is plus or minus 10%.
Risk Management Strategy. The adviser may invest up to 20% of the Fund’s net assets in the risk management strategy. As part of the risk management strategy, the adviser will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The risk management strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts) to stabilize the Fund’s overall portfolio volatility. “Volatility” in this context means variance in the Fund’s investment returns. Although the adviser is permitted to invest up to 20% in this strategy, under normal market conditions the adviser generally expects to invest less than 10% of the Fund’s net assets in the strategy.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund's overall volatility. The adviser also adjusts short futures positions to realign individual hedges when the adviser rebalances the portfolio’s asset allocation among underlying funds. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund
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assets for the risk management strategy. The adviser will seek to hedge currency risk involved in foreign futures contracts primarily through the use of exchange-traded currency futures contracts. In addition, under certain market conditions, the adviser reserves the right to purchase or sell exchange-traded interest rate futures to manage interest rate risks in the portfolio.
The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund’s equity exposure. The adviser will primarily sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon the adviser’s evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.
During periods of rising equity security prices, the adviser will manage the Fund’s futures contracts in an effort to retain the growing value of the Fund’s portfolio. During or after severe market downturns, however, the Fund’s adviser will look to harvest gains on the Fund’s short futures positions and the amount of short futures held by the Fund will then decrease. The Fund's target volatility will adjust over time in relation to the target date. The risk management strategy would allow for more volatility of the Fund's returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund's returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions.
In addition to holding short positions in exchange-traded futures, the adviser may periodically purchase exchange-traded futures contracts (a “long” position in futures) to increase the overall level of economic exposure to equity securities held by the Fund, typically where the Fund is holding idle cash that is awaiting investment in underlying funds. However, at no time will the Fund’s use of futures override or change the Fund’s maximum target allocation to equity securities.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.
Target Date Strategy. The Fund is designed for investors planning to retire close to the year 2020 (target date). The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. Before investing in the Fund, an investor should consider, in addition to age and retirement date, other factors such as the investor’s risk tolerance, personal circumstances, and complete financial situation.
The adviser invests the Fund’s assets in underlying funds in accordance with an asset allocation between equity securities and fixed income securities. Over time, the asset allocation model will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the Fund’s asset mix becomes more conservative as time elapses. In addition, the Fund's target volatility of returns under the risk management strategy also becomes more conservative as time elapses. These features reflect the desire to gradually reduce investment risk and volatility both as the retirement date approaches, as well as through the retirement years, in an effort to preserve capital during retirement.
The Fund’s current investment strategy, under normal circumstances, will be to invest at least 80% of its assets in underlying funds. Approximately 61% of these underlying funds will invest primarily in equity securities and 39% will invest primarily in fixed income securities. The asset class allocations in the Fund’s model are not expected to vary from the Fund’s current investment strategy by more than plus or minus 10% in any one year.
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At the target date, at least 80% of the Fund’s assets are anticipated to be invested in underlying funds. Approximately 55% of these will be in underlying funds that invest primarily in equity securities and 45% in underlying funds that invest primarily in fixed income securities. As a result, the Fund’s aggregate economic exposure to equities (reflecting the futures contracts) at the target date may vary between a low of approximately 10% in extreme market conditions and a high of 55% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the target date to be between 35% and 55%.
For approximately 20 years after the Fund reaches its target date, the Fund will continue to seek to achieve its investment objective by maintaining its allocation to underlying funds between equity securities and fixed income securities. During this 20-year period, the Fund will gradually increase its emphasis on current income and the preservation of capital, and capital appreciation will gradually become a secondary focus of the Fund. The Fund’s exposure to equity securities will continue to decline until approximately 20 years after its target date, when the Fund’s allocations to underlying funds among different types of assets will become fixed (landing date). Thus, the landing date for the Fund is approximately 2040. The Fund’s allocation to underlying funds at the landing date is expected to be at least 80% of its net assets, 25% of which will be in underlying funds that invest primarily in equity securities and 75% in underlying funds that invest primarily in fixed income securities. However, the net economic exposure to equities (reflecting the futures contracts) at the landing date may vary between a low of approximately 10% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the landing date to be between 15% and 25%.
The Fund expects investors to gradually withdraw their monies from the time of the Fund's target date to the landing date and beyond. As a result of these withdrawals and the resulting decrease in the Fund's size, the Fund's expense ratio is expected to increase.
The adviser allocates assets and selects underlying funds and investments in ways that seek to outperform the 2020 Composite. The 2020 Composite, an index compiled by the adviser, is currently constructed as follows: 29% Barclays Capital U.S. Aggregate Bond Index, 11% Barclays Capital U.S. TIPS Index, 40% Wilshire 5000 Total Market IndexSM, 18% MSCI EAFE Index (net dividends), and 2% MSCI Emerging Markets Index (net dividends). The Fund’s risk management strategy may cause the Fund’s return to trail the un-hedged return of the 2020 Composite in strong, increasing markets.
The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).
In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
What are the Underlying Funds?
The Fund operates as a “fund of funds” structure, which means that the Fund invests some or all of its assets in other mutual funds. For this structure, the Fund may rely on certain federal securities laws that generally permit a fund to invest in affiliated and non-affiliated funds within certain percentage limitations and in other securities that are not issued by mutual funds. The Fund also has received an exemptive order from the SEC (Release Nos. 29168 and 29196) to permit the Fund to acquire shares of affiliated and non-affiliated funds beyond the statutory limits, subject to certain conditions. Under the SEC order, the Fund may also invest in other securities and financial instruments that are not issued by mutual funds.
The Fund's relative weightings in the underlying funds will vary over time. The Fund is not required to invest in any particular underlying fund. A substantial portion of the Fund's net assets may be invested in underlying funds that employ a passive investment style, i.e., index funds. The portfolio manager may add, eliminate or replace underlying funds at any time and may invest in affiliated or non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the investments made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. In addition, Fund shareholders indirectly bear the expenses charged by the underlying funds. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of: the issuer of the security, an industry, a sector of the economy, or the overall securities market.
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Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Risk Management Strategy Risk. The success of the adviser’s risk management strategy depends in part on the adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more proprietary or third-party forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models. In low volatility markets the volatility management strategy may not mitigate losses. In addition, the adviser may not be able to effectively implement the strategy (through the purchases of exchange-traded futures) during rapid or extreme market events. Such inefficiency in implementation could cause the Fund to lose more money than investing without the risk management strategy or not realize potential gains. Any one of these factors could impact the success of the volatility management strategy, and the Fund may not perform as expected.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.
Prices of small and medium-sized company stocks may fluctuate independently of larger company stock prices. Small and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or increasing interest rates.
Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
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Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
Inflation Indexed Bond Risk. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. Two structures are common: one accrues inflation into the principal value of the bond, and the other pays out accruals as part of a semi-annual coupon. U.S. Treasury-issued inflation-indexed securities generally have maturities of five, ten or thirty years and pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted principal amount.
If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently, the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate. Other types of inflation-related bonds may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Certain indexed and inverse securities have greater sensitivity to changes in interest rates or index levels than other securities, and investment in such instruments may decline significantly in value if interest rates or index levels move in a way the adviser does not anticipate. In addition, the value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non inflation adjusted interest rates) and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.
While inflation-indexed securities are expected to be protected from long term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, changes in currency exchange rates), investors may not be protected to the extent that the increase is not reflected in the bond’s inflation measure. Inflation measures used by the U.S. and foreign governments may not accurately measure the real rate of inflation in the prices of goods and services.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to governmental collapse and war. They also could include a foreign government’s imposing a heavy tax on a company, withholding a company’s payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring withdrawal of assets from the country.
Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.
The volume of transactions in foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, economic and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of
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issuers; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the region or country, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. There may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Exchange-Traded Fund (“ETF”) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
Non-Diversification Risk. When a mutual fund is non-diversified it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
Management and Organization
The Fund's business and affairs are managed under the direction of its Board of Trustees (“Board”). The Board has the power to amend the Fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the Fund except those granted to the shareholders.
Manager of Managers:    The Fund employs a “manager of managers” structure, which means that the Fund’s investment adviser may delegate the management of some or all of the Fund’s investment portfolio to a sub-adviser. To use this structure, the Fund has received an exemptive order from the SEC (Release Nos. 27512 and 29197) to permit the Fund’s investment adviser – with Fund Board approval – to enter into and amend a sub-advisory agreement for the Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, the Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Fund’s adviser is not permitted to hire affiliated sub-advisers without shareholder approval. The Fund’s adviser does not currently delegate portfolio management to a sub-adviser.
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Investment Adviser:    Lincoln Investment Advisors Corporation (“LIA”) is the Fund's investment adviser. LIA is a registered investment adviser and wholly-owned subsidiary of The Lincoln National Life Insurance Company (“Lincoln Life”). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 30 years.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Trust has entered into an Investment Management Agreement with LIA with respect to the Fund. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds or exchange-traded funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.
A description of LIA (including the effective advisory fee rate for the most recently completed fiscal year) and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.
Adviser	LIA (aggregate advisory fee paid to LIA for the fiscal year ended September 30, 2014 was 0.30% of the Fund's average net assets, net of advisory fee waivers).
LIA Portfolio Managers	Kevin J. Adamson, CPA and David A. Weiss, CFA are co-portfolio managers and are responsible for the day-to-day management of the Fund.
Kevin J. Adamson, CPA, is a Portfolio Manager and is responsible for the day-to-day co-management of the Fund. With the Funds Management team at LNC since 2004 in sub-adviser oversight and new investment strategy development, he currently is Vice President and Chief Operating Officer of LIA. Mr. Adamson oversees performance analysis, trading oversight, and investment relationship management for the investment options offered across LNC’s products. Mr. Adamson is a Certified Public Accountant with over 24 years of financial service industry experience. Mr. Adamson holds a B.S. from Indiana University.
David A. Weiss, CFA, is a Portfolio Manager and is responsible for the day-to-day co-management of the Fund. With LIA and its predecessor entity since 2004, Mr. Weiss currently is Vice President and Chief Investment Officer of LIA, and is responsible for leading LIA’s due diligence and investment team, including oversight of LIA’s asset allocation services. He is Chairman of LIA’s Investment Committee, Asset Allocation Committee and Derivatives Committee. In this role, Mr. Weiss oversees all aspects of the investment portfolios and platforms LIA manages. A Chartered Financial Analyst® (CFA) Charterholder, Mr. Weiss also holds a B.S. from Plymouth State College and an M.B.A. from Boston University Graduate School of Management.
LIA may hire consultants to assist it in management of the Fund. These consultants will not have management discretion over Fund assets.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory contract is available in the Fund's annual report to shareholders for the period ended September 30, 2014.
Distributor: The Fund's distributor, Lincoln Financial Distributors, Inc. (“LFD”), is located at 130 North Radnor-Chester Road, Radnor, PA 19087 and is a broker-dealer registered with the SEC.
Classes of Fund Shares
The Fund offers Class A, Class C and Class I shares in this prospectus. Each class of shares is subject to different types and levels of sales charges (if applicable) and other fees than the other classes and bears a different level of expenses.
The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. More extensive information about the Fund’s multi-class arrangements is included in the SAI which may be obtained from the Fund free of charge.
Class A Shares
•	You pay an initial sales charge when you buy Class A shares. The maximum initial sales charge is 5.75%. The sales charge is deducted from your investment so that not all of your purchase payment is invested.
•	You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the SAI for details.
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•	Class A shares are subject to lower 12b-1 fees than Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class C shareholders.
•	You normally pay no contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although you may pay a 1.00% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the SAI for details.
Class C Shares
•	You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.
•	You normally pay a CDSC of 0.50% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the SAI for details.
•	Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.
Class I Shares
•	You do not pay an initial sales charge when you buy Class I shares or a CDSC when you redeem Class I shares.
•	Class I shares are not subject to 12b-1 fees. Therefore, Class I shares shareholders generally pay lower annual expenses and receive higher dividends than Class A and Class C shareholders.
Some or all of the payments described below are paid or “reallowed” to financial intermediaries. The following provides additional information about the sales charges and other expenses associated with Class A and Class C shares.
Initial Sales Charges — Class A Shares
This section includes important information about sales charge reduction programs available to investors in Class A shares and describes information or records you may need to provide to LFD or your financial intermediary in order to be eligible for sales charge reduction programs.
Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares is the net asset value (“NAV”) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions. For investors investing in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper “breakpoint” discount.
Amount of Purchase (thousands)	Initial Sales Charge as % of Net Amount Invested	Initial Sales Charge as % of Public Offering Price	Dealer Commission as % of offer price
< $50	6.10%	5.75%	4.50%
$50 but < $100	4.71%	4.50%	3.75%
$100 but < $250	3.63%	3.50%	2.75%
$250 but < $500	2.56%	2.50%	2.00%
$500 but < $1,000	2.04%	2.00%	1.60%
Investors may reduce or eliminate sales charges applicable to purchases of Class A shares through utilization of the Combined Purchase Privilege, the Cumulative Quantity Discount (Right of Accumulation), a Letter of Intent or the Reinstatement Privilege. These programs, which apply to purchases of one or more funds that are series of the Trust that offer Class A shares (other than any money market fund) (together, “Eligible Funds”), are summarized below and are described in greater detail in the SAI.
Right of Accumulation and Combined Purchase Privilege (Breakpoints). A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A shares (the “Combined Purchase Privilege”) by combining concurrent purchases of the Class A shares of one or more Eligible Funds into a single purchase. In addition, a Qualifying Investor may qualify for a reduced sales charge on Class A shares (the “Right of Accumulation” or “Cumulative Quantity Discount”) by combining the purchase of Class A shares of an Eligible Fund with the current aggregate net asset value of all Class A and Class C shares of any Eligible Fund held by accounts for the benefit of such Qualifying Investor.
The term “Qualifying Investor” refers to:
(i)	An individual, such individual’s spouse, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member);
(ii)	A trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved; or
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(iii)	An employee benefit plan of a single employer.
*	For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (i) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.
Please see the SAI for details and for restrictions applicable to shares held by certain employer-sponsored benefit programs.
Letter of Intent. An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intent to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s). The maximum intended investment allowable in a Letter of Intent is $1,000,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single purchase of the dollar amount indicated in the Letter of Intent. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter of Intent will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.
Reinstatement Privilege. A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at NAV without any sales charge, provided that such investment is made within 120 calendar days after the redemption or repurchase date. The limitations and restrictions of this program are fully described in the SAI.
Method of Valuation of Accounts. To determine whether a shareholder qualifies for a reduction in sales charge on a purchase of Class A shares of Eligible Funds, the offering price of the shares is used for purchases relying on the Combined Purchase Privilege or a Letter of Intent and the amount of the total current purchase (including any sales load) plus the NAV (at the close of business on the day of the current purchase) of shares previously acquired is used for the Cumulative Quantity Discount.
Sales at Net Asset Value. In addition to the programs summarized above, the Fund may sell its Class A shares at NAV without an initial sales charge to certain types of accounts or account holders, including, but not limited to:
(i)	Current or retired officers, trustees, directors or employees of the Trust, Lincoln Variable Insurance Products Trust, LNC, LIA, or LFD, other affiliates of LNC; a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons; or any trust, profit-sharing or pension plan for the benefit of any such person and to any other person if LFD anticipates that there will be minimal sales expenses associated with the sale;
(ii)	Current registered representatives and other full-time employees of participating brokers or such persons’ spouses or for trust or custodial accounts for their minor children;
(iii)	Trustees or other fiduciaries purchasing shares for certain plans sponsored by employers, professional organizations or associations or charitable organizations; the trustee, administrator, recordkeeper, fiduciary, broker, trust company or registered investment adviser which has an agreement with LFD with respect to such purchases (including provisions related to minimum levels of investment in a Fund), and to participants in such plans and their spouses purchasing for their account(s) or IRAs;
(iv)	Participants investing through accounts known as “wrap accounts” established with brokers or dealers approved by LFD where such brokers or dealers are paid a single, inclusive fee for brokerage and investment management services;
(v)	Client accounts of broker-dealers or registered investment advisers affiliated with such broker-dealers with which LFD has an agreement for the use of a fund in particular investment products or programs or in particular situations; and
(vi)	Accounts for which the company that serves as trustee or custodian either (a) is affiliated with LNC or (b) has a specific agreement to that effect with LFD.
In addition, Class A shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at NAV and are not subject to any sales charges.
Required Shareholder Information and Records. In order for investors in Class A shares to take advantage of sales charge reductions, an investor or his or her financial intermediary must notify LFD that the investor qualifies for such a reduction. If LFD is not notified that the investor is eligible for these reductions, LFD will be unable to ensure that the reduction is applied to the investor’s account. An investor may have to provide certain information or records to his or her financial intermediary or LFD to verify the investor’s eligibility for breakpoint privileges or other sales charge waivers. An investor may be asked to provide information or records, including account statements, regarding shares of the Fund or other Eligible Funds held in:
•	All of the investor’s accounts held directly with the Trust or through a financial intermediary;
•	Any account of the investor at another financial intermediary; and
•	Accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.
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CDSCs on Class C Shares
Unless you are eligible for a waiver, if you sell (redeem) your Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules. For investors investing in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.
Years Since Purchase Payment Was Made	Percentage Contingent Deferred Sales Charge
First	0.50%
Thereafter	0%
CDSCs on Class A Shares
Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. As of the date of this Prospectus, the Fund is not charging this CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.
How CDSCs will be Calculated
A CDSC is imposed on redemptions of Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares to fall below the total dollar amount of your purchase payments subject to the CDSC.
The following rules apply under the method for calculating CDSCs:
•	Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.
•	For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV of $10. If the NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.
•	CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account
•	In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.
Reductions and Waivers of Initial Sales Charges and CDSCs
The initial sales charges on Class A shares and the CDSCs on Class A and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the SAI for details.
Distribution and Servicing (12b-1) Plan
The Fund pays fees to LFD on an ongoing basis as compensation for the services LFD renders and the expenses LFD bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to a Distribution and Servicing Plan (“12b-1 Plan”) adopted by the Fund pursuant to the 1940 Act.
Class A shares pay both distribution and servicing fees at a rate of up to 0.30% of the Fund's average daily net assets attributable to Class A shares. The Fund currently charges only 0.25%, but may charge the higher rate in the future upon Board approval. Class C shares pay both distribution and servicing fees at a rate of up to 1.00% of the Fund's average daily net assets attributable to Class C shares. The Fund currently charges only 0.50% for Class C shares, but may charge the higher rate in the future upon Board approval. Class I shares are not subject to any distribution or servicing fees. The fees may be used to pay LFD for distribution services and sales support services provided in connection with Class A and Class C shares. The fees also may be used to pay financial intermediaries for the sales support services and related expenses and shareholder servicing fees. Shareholder servicing fees are paid to compensate financial intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares.
Because distribution fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges, such as sales charges that are deducted at the time of investment. Therefore, although Class C shares do not pay initial sales charges, the distribution fees payable on Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares.
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Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the NYSE and communicated to the Fund or its designee prior to such time as agreed upon by the Fund and intermediary will be effected at the NAV determined on the business day the order was received by the intermediary.
A Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
Fund Assets Other Than Underlying Funds. The Fund typically values its assets based on “market price.” Market price is typically an equity security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and asked prices (or the price established by an independent pricing service). Certain short-term fixed-income securities are valued based on “amortized cost.”
In certain circumstances, the Fund may value its portfolio securities at “fair value” as determined in good faith under procedures established by the Fund's Board. The fair value of portfolio securities may differ from quoted or published prices for the same securities that the Board believes are unreliable. Fair value pricing involves subjective judgments, and it is possible that a security’s fair value price is materially different than the value realized upon the sale of that security.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third party vendor modeling tools to the extent available.
Underlying Fund Assets. If the Fund invests in one or more mutual funds (each an “underlying fund”), the Fund values underlying fund shares at their respective NAVs. For more information regarding the determination of an underlying fund’s NAV, including when the underlying fund will fair value its portfolio securities and the effects of using fair value pricing, see the underlying fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
How to buy shares
By mail
Complete an investment form and mail it with your check, made payable to the Fund and class of shares you wish to purchase, to Lincoln Financial Group, P.O. Box 7876, Fort Wayne, IN 46801 or Lincoln Financial Group. Attn: Presidential Funds/Alliance, 1300 S. Clinton Street, Fort Wayne, IN 46802, for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.
As of the date of this Prospectus, the Fund is only available to investors purchasing through Lincoln affiliates.
By exchange
You may exchange all or part of your investment in the Fund for shares of other Funds in the Trust. To open an account by exchange, call Lincoln Financial Group at 800-234-3500.
Through your financial advisor
Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.
As of the date of this Prospectus, the Fund is only available to investors purchasing through Lincoln affiliates.
The price you pay for shares will depend on when we receive your purchase order. If the Fund's transfer agent or a sub-transfer agent receives your purchase in good order before the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern time, you will pay that day's closing share price, which is based on the Fund's NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day's price. The Fund reserves the right to reject any purchase order.
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How to redeem shares
By mail
You may redeem your shares by mail by writing to Lincoln Financial Group, P.O. Box 7876, Fort Wayne, IN 46801 (for redemptions by regular mail) or to Lincoln Financial Group, Attn: Presidential Funds/Alliance, 1300 S. Clinton Street, Fort Wayne, IN 46802 for redemptions by overnight courier service. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.
As of the date of this Prospectus, all redemptions should be effected by contacting your Lincoln-affiliated intermediary.
Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares (selling them back to the Fund). Your financial advisor may charge a separate fee for this service.
As of the date of this Prospectus, all redemptions should be effected by contacting your Lincoln-affiliated intermediary.
When you send us a properly completed request form to redeem or exchange shares, and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next business day. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.
The Fund sells and redeems its shares, after deduction of any applicable sales charge, at the NAV next determined after the Fund or its agent receives a purchase or redemption request in good order. The value of shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.
Redemptions-in-kind
The Fund has reserved the right to pay for redemptions with portfolio securities under certain conditions. See the SAI for more information on redemptions-in-kind.
Account Minimum
If you redeem shares and your account balance falls below $500, the Fund may redeem your shares after 60 days' written notice to you.
Exchanges
You may generally exchange all or part of your shares for shares of the same class of another Fund. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through such an exchange.
Document Delivery
If you have an account in the same Fund as another person or entity at your address, we send one copy of the Fund's prospectus and annual and semi-annual reports to that address, unless you elect otherwise. This will help the Fund reduce the Fund's printing and mailing expenses. We will continue to send one copy of each of these documents to that address until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call your client services representative at 800-234-3500. We will begin sending you individual copies of these documents 30 days after receiving your request.
Payment to Financial Intermediaries
LIA and its affiliates, including LFD, may pay certain costs of marketing the Fund from legitimate profits. LIA and its affiliates may also share with financial intermediaries certain marketing expenses or pay for the opportunity to distribute the Fund, sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs. LIA and its affiliates
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may pay amounts from their own resources to third parties, including brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing record keeping, subaccounting, transaction processing and other administrative services. These payments, which may be substantial, are in addition to any fees that may be paid by the Fund for these types of services or for other services.
The amount of these payments is determined from time to time by LIA and may differ among such financial intermediaries. Such payments may provide incentives for such parties to make fund shares available to their customers, and may allow the Fund greater access to such parties and their customers than would be the case if no payments were paid. Such access advantages include, but are not limited to, placement of a fund on a list of mutual funds offered as investment options to the financial intermediary’s customers (sometimes referred to as “Shelf Space”); access to the financial intermediary’s registered representatives; and/or ability to assist in training and educating the financial intermediary’s registered representatives. These payment arrangements will not, however, change the price an investor pays for fund shares or the amount that the Fund receives to invest on behalf of the investor. These payments may create potential conflicts of interests between an investor and a financial intermediary who is recommending a particular mutual fund over other mutual funds. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell fund shares, and you should contact your financial intermediary for details about any payments it may receive from the Fund or from LIA. Payments are typically based on a percentage of assets under management or based on the number of customer accounts or a combination thereof. Payments to a financial intermediary that is compensated based on its customers’ assets typically vary in any given year based on assets invested in the Fund by the financial intermediary’s customers.
For more information, please see the SAI.
Market Timing
Frequent, large, or short-term transfers, such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. Such transfers may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. Frequent trading risks are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved market timing policies and procedures (the “Market Timing Procedures”).
To the extent that there is a delay between a change in the value of a Fund’s portfolio holdings, and the time when that change is reflected in the NAV of the Fund’s shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund’s portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LIA each reserves the right to reject or restrict or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LIA, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Fund may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price.
Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. The Fund's ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of Fund investors determined to engage in such transfer activity that may adversely affect other Fund investors involves judgments that are inherently subjective.
As a result of these noted limitations, there is no guarantee that the Fund will be able to identify possible market timing activity or that market timing will not occur in the Fund. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for a Fund to identify short-term transactions in the Fund. If the Fund is unable to detect market timers, you may experience dilution in the value of your Fund shares and increased brokerage and administrative costs in the Fund. This may result in lower long-term returns for your investments.
The Board may revise the Market Timing Procedures at any time as necessary and without prior notice to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Fund also reserves the right to implement and administer redemption fees in the future.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.
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Distribution Policy and Federal Income Tax Considerations
Dividends and distributions
The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare dividends semi-annually and distribute all of its net investment income, if any, to shareholders as dividends semi-annually. The Fund will distribute net realized capital gains, if any, at least annually, usually in December. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.
Annual statements
Each year, the Fund will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.
Tax considerations
Fund distributions. The Fund expects that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional fund shares or receive them in cash.
For federal income tax purposes, fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.
Use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders.
Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale.
State and local taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.
This discussion of dividends, distributions, and taxes is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.
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Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Class A, Class C, and Class I shares since their inception. Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.
	Presidential ® Managed Risk 2020 Fund Class A
	Year Ended		11/2/2011 [1] to 9/30/2012
	9/30/2014	9/30/2013
Net asset value, beginning of period	$ 11.27	$ 10.57	$ 10.00
Income from investment operations:
Net investment income[2]	0.16	0.13	0.18
Net realized and unrealized gain	0.54	0.65	0.51
Total from investment operations	0.70	0.78	0.69
Less dividends and distributions from:
Net investment income	(0.13)	(0.08)	(0.12)
Net realized gain	—	— [3]	—
Total dividends and distributions	(0.13)	(0.08)	(0.12)
Net asset value, end of period	$ 11.84	$ 11.27	$ 10.57
Total return[4]	6.23%	7.41%	6.93%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$19,338	$ 14,747	$ 4,415
Ratio of expenses to average net assets[5]	0.90%	0.90%	0.86%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.95%	2.56%	5.73%
Ratio of net investment income to average net assets	1.39%	1.22%	1.93%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.34%	(0.44%)	(2.94%)
Portfolio turnover	38%	21%	29%
[1] Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Net realized gain on investments distributions of $2,047 were made by the Fund’s Class A shares, which calculated to de minimus amounts of $0.00 per share.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.
[5] Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
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	Presidential ® Managed Risk 2020 Fund Class C
	Year Ended		11/2/2011 [1] to 9/30/2012
	9/30/2014	9/30/2013
Net asset value, beginning of period	$ 11.25	$ 10.57	$ 10.00
Income from investment operations:
Net investment income[2]	0.13	0.11	0.16
Net realized and unrealized gain	0.53	0.64	0.51
Total from investment operations	0.66	0.75	0.67
Less dividends and distributions from:
Net investment income	(0.10)	(0.07)	(0.10)
Net realized gain	—	— [3]	—
Total dividends and distributions	(0.10)	(0.07)	(0.10)
Net asset value, end of period	$ 11.81	$ 11.25	$ 10.57
Total return[4]	5.91%	7.12%	6.74%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 12	$ 12	$ 11
Ratio of expenses to average net assets[5]	1.15%	1.15%	1.11%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.20%	2.81%	5.98%
Ratio of net investment income to average net assets	1.14%	0.97%	1.68%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.09%	(0.69%)	(3.19%)
Portfolio turnover	38%	21%	29%
[1] Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Net realized gain on investments distributions of $3 were made by the Fund’s Class C shares, which calculated to de minimus amounts of $0.00 per share.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.
[5] Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
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	Presidential ® Managed Risk 2020 Fund Class I
	Year Ended		11/2/2011 [1] to 9/30/2012
	9/30/2014	9/30/2013
Net asset value, beginning of period	$ 11.29	$ 10.57	$ 10.00
Income from investment operations:
Net investment income[2]	0.19	0.16	0.20
Net realized and unrealized gain	0.54	0.64	0.51
Total from investment operations	0.73	0.80	0.71
Less dividends and distributions from:
Net investment income	(0.16)	(0.08)	(0.14)
Net realized gain	—	— [3]	—
Total dividends and distributions	(0.16)	(0.08)	(0.14)
Net asset value, end of period	$ 11.86	$ 11.29	$ 10.57
Total return[4]	6.48%	7.64%	7.21%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 701	$ 2,811	$ 2,135
Ratio of expenses to average net assets[5]	0.65%	0.65%	0.61%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	1.70%	2.31%	5.48%
Ratio of net investment income to average net assets	1.64%	1.47%	2.18%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.59%	(0.19%)	(2.69%)
Portfolio turnover	38%	21%	29%
[1] Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Net realized gain on investments distributions of $607 were made by the Fund’s Class I shares, which calculated to de minimus amounts of $0.00 per share.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5] Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
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General Information
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated January 28, 2015, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find further information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will provide a free copy of its annual and semi-annual report upon request.
The Fund will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Fund's independent auditors. For an SAI, annual or semi-annual report, either write Lincoln Financial Group. Attn: Presidential Funds/Alliance, P.O. Box 7876, Fort Wayne, Indiana 46801, or call 800-234-3500. You may call this number to request other information about the Fund or to make inquiries. The Fund's website is www.LincolnFinancial.com/presidentialfunds.
You can review and copy information about the Fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-22583
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Lincoln Advisors Trust
Presidential® Managed Risk 2030 Fund
Class A	PZCAX
Class C	PZCCX
Class I	PZCIX
1300 South Clinton Street
Fort Wayne, Indiana 46802
Prospectus January 28, 2015
Presidential® Managed Risk 2030 Fund (the “Fund”) is a series of the Lincoln Advisors Trust (the “Trust”). This prospectus discusses the information about the Fund that you should know before investing. The Fund is designed for investors who plan to retire close to the year 2030.
As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Presidential® Managed Risk 2030 Fund
(Class A, Class C, and Class I)
Summary
Investment Objective
The investment objective of the Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds. More information about these and other discounts is available in the “Classes of Fund Shares” section of this Prospectus or from your financial advisor. Unless you are eligible for a waiver, if you sell (redeem) your Class C shares during the first year, you will pay a contingent deferred sales charge (“CDSC”) of 0.50%.
Shareholder Fees
(Fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases	5.75%	None	None
Maximum Deferred Sales Charge (Load)	None [1]	0.50%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
[1]	Purchases of $1 million or more that are redeemed within 18 months may be subject to a fee of 1.00%.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1 fees)	0.25%	0.50%	None
Shareholder Service Fee	0.15%	0.15%	0.15%
Other Expenses	1.52%	1.52%	1.52%
Acquired Fund Fees and Expenses (AFFE)	0.14%	0.14%	0.14%
Total Annual Fund Operating Expenses[1]	2.46%	2.71%	2.21%
Less Fee Waiver and Expense Reimbursement[2]	(1.42%)	(1.42%)	(1.42%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	1.04%	1.29%	0.79%
[1] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[2] Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets of the Fund. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE and Shareholder Service Fees) exceed 0.75% of the Fund’s average daily net assets for Class A, 1.00% for Class C and 0.50% for Class I. Both agreements will continue at least through January 28, 2016 and cannot be terminated before that date without the mutual agreement of the Trust’s board of trustees and the adviser.
Presidential ® Managed Risk 2030 Fund	1

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s shares for the time periods indicated and then redeem all your shares at the end of those periods (except where otherwise noted). The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The figures reflect the expense limitation for only the first year. Your actual costs may be higher or lower than this example.
	1 year	3 years	5 years	10 years
Class A	$675	$1,169	$1,689	$3,109
Class C	$181	$ 706	$1,308	$2,937
Class C (if you do not redeem your shares)	$131	$ 706	$1,308	$2,937
Class I	$ 81	$ 554	$1,055	$2,433
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will invest 80% or more of its assets in underlying funds, including exchange traded funds (“underlying funds”). The Fund will also employ an actively-managed risk management strategy (the “risk management strategy”), which seeks to stabilize the Fund’s overall portfolio volatility.
Underlying Fund Allocation Strategy. At least 80% of the Fund’s assets will be invested in underlying funds. The Fund will invest primarily in underlying funds that employ a passive investment style, i.e., index funds, although it also may invest in actively managed underlying funds. The Fund’s largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large-, medium- and small-cap equities and both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets. A significantly smaller allocation will be made to underlying funds that primarily invest in domestic and global fixed income securities, including mortgage-backed and inflation-indexed bonds.
On at least a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Fund’s asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market.
On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund’s asset allocation model, including revising the asset class weightings in the model. The maximum amount of change to the model’s asset class allocations that would be made in one year is plus or minus 10%.
Risk Management Strategy. The adviser may invest up to 20% of the Fund’s net assets in the risk management strategy. As part of the risk management strategy, the adviser will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The risk management strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts) to stabilize overall portfolio volatility. “Volatility” in this context means variance in the Fund’s investment returns. Although the adviser is permitted to invest up to 20% in this strategy, under normal market conditions the adviser generally expects to invest less than 10% of the Fund’s net assets in the strategy. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The adviser will seek to hedge currency risk involved in foreign futures contracts.
The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund’s equity exposure. The adviser will sell (short) futures contracts on these indices to decrease the Fund's aggregate economic exposure to equities based on the adviser's evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund's overall portfolio volatility. The Fund's target volatility will adjust over time in relation to the target date. The risk management strategy would allow for more volatility of the Fund's returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund's returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. On at least an
2	Presidential® Managed Risk 2030 Fund

annual basis, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This is designed to ensure that the risk management strategy aligns the Fund’s portfolio volatility with the adviser’s current assessment of overall market risk and general economic climate.
The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.
Target Date Strategy. The Fund is designed for investors planning to retire close to the year 2030 (target date). The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. Before investing in the Fund, an investor should consider, in addition to age and retirement date, other factors such as the investor’s risk tolerance, personal circumstances, and complete financial situation.
The adviser invests the Fund’s assets in underlying funds in accordance with an asset allocation between equity securities and fixed income securities. Over time, the asset allocation model will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the Fund’s asset mix becomes more conservative as time elapses. In addition, the Fund's target volatility of returns under the risk management strategy also becomes more conservative as time elapses. These features reflect the desire to gradually reduce investment risk and volatility both as the retirement date approaches, as well as through the retirement years, in an effort to preserve capital during retirement.
Under normal circumstances, the adviser will invest at least 80% of the Fund's assets in underlying funds. Approximately 68% of these underlying funds will invest primarily in equity securities and 32% will invest primarily in fixed income securities. At the target date, at least 80% of the Fund’s assets are anticipated to be invested in underlying funds. Approximately 55% of these assets at the target date will be in underlying funds that invest primarily in equity securities and 45% in underlying funds that invest primarily in fixed income securities. The Fund’s aggregate economic exposure to equities at the target date may vary between a low of approximately 10% in extreme market conditions and a high of 55% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the target date to be between 35% and 55%.
After the Fund reaches its designated retirement year, it will continue to be managed according to an asset allocation model that becomes increasingly conservative over time, until approximately twenty years after retirement (landing date) when the Fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities. At the landing date, as a result of the risk management strategy, the Fund's net economic exposure to equities may vary between a low of approximately 10% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund's aggregate economic exposure to equities at the landing date to be between 15% and 25%.
The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the investments made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. In addition, Fund shareholders indirectly bear the expenses charged by the underlying funds. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.
•	Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
•	Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
Presidential ® Managed Risk 2030 Fund	3

•	Risk Management Strategy Risk. The success of the adviser’s risk management strategy depends in part on the adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more proprietary or third-party forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.
•	Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•	Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•	Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•	Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies.
•	Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
•	Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•	Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•	Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•	U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
•	Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
•	Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•	Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
•	Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the region or country in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•	Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•	Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the
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investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•	Exchange-Traded Fund (“ETF”) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
•	Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the performance of the Fund's Class A shares varied from year to year; and (b) how the Fund's average annual returns for the various periods compare with those of a broad measure of market performance. Information also has been provided for the 2030 Composite, an index compiled by the adviser, which is currently constructed as follows: 26% Barclays Capital U.S. Aggregate Bond Index, 7% Barclays Capital U.S. TIPS Index, 43% Wilshire 5000 Total Market IndexSM, 21% MSCI EAFE Index (net dividends) and 3% MSCI Emerging Markets Index (net dividends). The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained at: www.lfg.com/presidential.
During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the first quarter of 2012 at: 6.73%.
The Fund’s lowest return for a quarter occurred in the second quarter of 2012 at: (2.87%).
	Average Annual Total Returns For periods ended 12/31/14
	1 year	Lifetime Since inception (11/2/11)
Class A return before taxes	(3.09%)	4.90%
Class A return after taxes on distributions	(4.29%)	4.23%
Class A return after taxes on distributions and sale of Fund shares	(1.45%)	3.60%
Class C return before taxes	1.99%	6.60%
Class I return before taxes	3.08%	7.15%
Wilshire 5000 Total Market IndexSM (reflects no deductions for fees, expenses or taxes)	12.71%	20.47%
2030 Composite (reflects no deductions for fees, expenses or taxes)	6.08%	11.62%
After-tax performance is presented only for Class A shares. The after-tax returns for other classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
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Investment Adviser
Investment Adviser:    Lincoln Investment Advisors Corporation (“LIA”)
LIA Portfolio Managers	Company Title	Experience w/Fund
Kevin J. Adamson	Vice President, Chief Operating Officer	Since November 2011
David A. Weiss	Vice President, Chief Investment Officer	Since November 2011
Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business. Shares may be purchased or redeemed:
•	through your financial advisor,
•	by regular mail to Lincoln Financial Group, P.O. Box 7876, Fort Wayne, IN 46801, or
•	by overnight courier service to Lincoln Financial Group, Attn: Presidential Funds/Alliance, 1300 S. Clinton Street, Fort Wayne, IN 46802.
The minimum initial purchase for most accounts is $1,000. If you have any questions, contact a client services representative at 800-234-3500.
Some classes in this prospectus may not be available in your state. Class C shares are not offered in Montana and Oklahoma.
Tax Information
The Fund intends to make distributions to shareholders that may be taxed as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including the adviser) may pay the intermediary for the sale of those Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.
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Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation. This objective is non-fundamental and may be changed without shareholder approval. The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will invest 80% or more of its assets in underlying funds, including exchange traded funds (“underlying funds”). The Fund will also employ an actively-managed risk management strategy (the “risk management strategy”), which seeks to stabilize the Fund’s overall portfolio volatility. The Fund does not currently expect to invest in underlying funds advised by the adviser, although it may do so in the future.
Underlying Fund Allocation Strategy. At least 80% of the Fund’s assets will be invested in underlying funds. The Fund will invest primarily in underlying funds that employ a passive investment style, i.e., index funds, although it also may invest in actively managed underlying funds. The Fund invests in underlying funds that represent different asset classes, market capitalizations and investment styles in domestic and foreign equity and fixed income securities, and that offer broad diversification as they strive to attain their investment objectives. The Fund’s largest allocation will be to funds that primarily invest in domestic and foreign equity securities, including large-, medium- and small-cap equities. These underlying funds will invest in both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets. An underlying fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries or a particular geographic region. A smaller allocation will be made to underlying funds that primarily invest in domestic and global fixed income securities, including mortgage-backed and inflation-indexed bonds.
Generally, growth companies may be expected to have an above-average growth rate, including anticipated growth that may outpace that of the U.S. or local foreign economy. Conversely, value companies are generally those companies whose current market valuation is judged to be below the potential future value of the company. Value companies may be considered based on their favorable earnings prospects and dividend yield potential, while growth companies may be considered based on their long-term appreciation prospects and often have relatively low dividend yields.
The underlying fund selections are made based on several considerations, including the fund’s style or asset class exposures, portfolio characteristics, risk profile, and investment process. The adviser carefully reviews the style exposure, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund’s suitability as an investment for the Fund. Such processes may not achieve the desired results.
On at least a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Fund’s asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. During extreme market conditions, exchange-traded futures could potentially reduce the Fund’s equity exposure to a substantial degree.
Asset allocations are determined by the adviser using a “top down” approach which incorporates current capital markets data and makes certain assumptions or projections about future correlations, risks, and return profiles of various asset classes. Among other factors, the adviser examines key financial metrics and uses various mathematical and statistical analyses. On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund’s asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This is designed to ensure that the risk management strategy aligns the Fund’s portfolio volatility with the adviser’s current assessment of overall equity market risk and general economic climate. The maximum amount of change to the model’s asset class allocations that would be made in one year is plus or minus 10%.
Risk Management Strategy. The adviser may invest up to 20% of the Fund’s net assets in the risk management strategy. As part of the risk management strategy, the adviser will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The risk management strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts) to stabilize the Fund’s overall portfolio volatility. “Volatility” in this context means variance in the Fund’s investment returns. Although the adviser is permitted to invest up to 20% in this strategy, under normal market conditions the adviser generally expects to invest less than 10% of the Fund’s net assets in the strategy.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund's overall volatility. The adviser also adjusts short futures positions to realign individual hedges when the adviser rebalances the portfolio’s asset allocation among underlying funds. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund
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assets for the risk management strategy. The adviser will seek to hedge currency risk involved in foreign futures contracts primarily through the use of exchange-traded currency futures contracts. In addition, under certain market conditions, the adviser reserves the right to purchase or sell exchange-traded interest rate futures to manage interest rate risks in the portfolio.
The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund’s equity exposure. The adviser will primarily sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon the adviser’s evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.
During periods of rising equity security prices, the adviser will manage the Fund’s futures contracts in an effort to retain the growing value of the Fund’s portfolio. During or after severe market downturns, however, the Fund’s adviser will look to harvest gains on the Fund’s short futures positions and the amount of short futures held by the Fund will then decrease. The Fund's target volatility will adjust over time in relation to the target date. The risk management strategy would allow for more volatility of the Fund's returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund's returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions.
In addition to holding short positions in exchange-traded futures, the adviser may periodically purchase exchange-traded futures contracts (a “long” position in futures) to increase the overall level of economic exposure to equity securities held by the Fund, typically where the Fund is holding idle cash that is awaiting investment in underlying funds. However, at no time will the Fund’s use of futures override or change the Fund’s maximum target allocation to equity securities.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.
Target Date Strategy. The Fund is designed for investors planning to retire close to the year 2030 (target date). The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. Before investing in the Fund, an investor should consider, in addition to age and retirement date, other factors such as the investor’s risk tolerance, personal circumstances, and complete financial situation.
The adviser invests the Fund’s assets in underlying funds in accordance with an asset allocation between equity securities and fixed income securities. Over time, the asset allocation model will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the Fund’s asset mix becomes more conservative as time elapses. In addition, the Fund's target volatility of returns under the risk management strategy also becomes more conservative as time elapses. These features reflect the desire to gradually reduce investment risk and volatility both as the retirement date approaches, as well as through the retirement years, in an effort to preserve capital during retirement.
The Fund’s current investment strategy, under normal circumstances, will be to invest at least 80% of its assets in underlying funds. Approximately 68% of these underlying funds will invest primarily in equity securities and 32% will invest primarily in fixed income securities. The asset class allocations in the Fund’s model are not expected to vary from the Fund’s current investment strategy by more than plus or minus 10% in any one year.
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At the target date, at least 80% of the Fund’s assets are anticipated to be invested in underlying funds. Approximately 55% of these will be in underlying funds that invest primarily in equity securities and 45% in underlying funds that invest primarily in fixed income securities. As a result, the Fund’s aggregate economic exposure to equities (reflecting the futures contracts) at the target date may vary between a low of approximately 10% in extreme market conditions and a high of 55% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the target date to be between 35% and 55%.
For approximately 20 years after the Fund reaches its target date, the Fund will continue to seek to achieve its investment objective by maintaining its allocation to underlying funds between equity securities and fixed income securities. During this 20-year period, the Fund will gradually increase its emphasis on current income and the preservation of capital, and capital appreciation will gradually become a secondary focus of the Fund. The Fund’s exposure to equity securities will continue to decline until approximately 20 years after its target date, when the Fund’s allocations to underlying funds among different types of assets will become fixed (landing date). Thus, the landing date for the Fund is approximately 2050. The Fund’s allocation to underlying funds at the landing date is expected to be at least 80% of its net assets, 25% of which will be in underlying funds that invest primarily in equity securities and 75% in underlying funds that invest primarily in fixed income securities. However, the net economic exposure to equities (reflecting the futures contracts) at the landing date may vary between a low of approximately 10% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the landing date to be between 15% and 25%.
The Fund expects investors to gradually withdraw their monies from the time of the Fund's target date to the landing date and beyond. As a result of these withdrawals and the resulting decrease in the Fund's size, the Fund's expense ratio is expected to increase.
The adviser allocates assets and selects underlying funds and investments in ways that seek to outperform the 2030 Composite. The 2030 Composite, an index compiled by the adviser, is currently constructed as follows: 26% Barclays Capital U.S. Aggregate Bond Index, 7% Barclays Capital U.S. TIPS Index, 43% Wilshire 5000 Total Market IndexSM, 21% MSCI EAFE Index (net dividends) and 3% MSCI Emerging Markets Index (net dividends). The Fund’s risk management strategy may cause the Fund’s return to trail the un-hedged return of the 2030 Composite in strong, increasing markets.
The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).
In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
What are the Underlying Funds?
The Fund operates as a “fund of funds” structure, which means that the Fund invests some or all of its assets in other mutual funds. For this structure, the Fund may rely on certain federal securities laws that generally permit a fund to invest in affiliated and non-affiliated funds within certain percentage limitations and in other securities that are not issued by mutual funds. The Fund also has received an exemptive order from the SEC (Release Nos. 29168 and 29196) to permit the Fund to acquire shares of affiliated and non-affiliated funds beyond the statutory limits, subject to certain conditions. Under the SEC order, the Fund may also invest in other securities and financial instruments that are not issued by mutual funds.
The Fund's relative weightings in the underlying funds will vary over time. The Fund is not required to invest in any particular underlying fund. A substantial portion of the Fund's net assets may be invested in underlying funds that employ a passive investment style, i.e., index funds. The portfolio manager may add, eliminate or replace underlying funds at any time and may invest in affiliated or non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the investments made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. In addition, Fund shareholders indirectly bear the expenses charged by the underlying funds. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of: the issuer of the security, an industry, a sector of the economy, or the overall securities market.
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Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Risk Management Strategy Risk. The success of the adviser’s risk management strategy depends in part on the adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more proprietary or third-party forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models. In low volatility markets the volatility management strategy may not mitigate losses. In addition, the adviser may not be able to effectively implement the strategy (through the purchases of exchange-traded futures) during rapid or extreme market events. Such inefficiency in implementation could cause the Fund to lose more money than investing without the risk management strategy or not realize potential gains. Any one of these factors could impact the success of the volatility management strategy, and the Fund may not perform as expected.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.
Prices of small and medium-sized company stocks may fluctuate independently of larger company stock prices. Small and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or increasing interest rates.
Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
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Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to governmental collapse and war. They also could include a foreign government’s imposing a heavy tax on a company, withholding a company’s payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring withdrawal of assets from the country.
Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.
The volume of transactions in foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, economic and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the region or country, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. There may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives.
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The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Exchange-Traded Fund (“ETF”) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
Non-Diversification Risk. When a mutual fund is non-diversified it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
Management and Organization
The Fund's business and affairs are managed under the direction of its Board of Trustees (“Board”). The Board has the power to amend the Fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the Fund except those granted to the shareholders.
Manager of Managers:    The Fund employs a “manager of managers” structure, which means that the Fund’s investment adviser may delegate the management of some or all of the Fund’s investment portfolio to a sub-adviser. To use this structure, the Fund has received an exemptive order from the SEC (Release Nos. 27512 and 29197) to permit the Fund’s investment adviser – with Fund Board approval – to enter into and amend a sub-advisory agreement for the Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, the Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Fund’s adviser is not permitted to hire affiliated sub-advisers without shareholder approval. The Fund’s adviser does not currently delegate portfolio management to a sub-adviser.
Investment Adviser:    Lincoln Investment Advisors Corporation (“LIA”) is the Fund's investment adviser. LIA is a registered investment adviser and wholly-owned subsidiary of The Lincoln National Life Insurance Company (“Lincoln Life”). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 30 years.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Trust has entered into an Investment Management Agreement with LIA with respect to the Fund. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds or exchange-traded funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.
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A description of LIA (including the effective advisory fee rate for the most recently completed fiscal year) and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.
Adviser	LIA (aggregate advisory fee paid to LIA for the fiscal year ended September 30, 2014 was 0.30% of the Fund's average net assets, net of advisory fee waivers).
LIA Portfolio Managers	Kevin J. Adamson, CPA and David A. Weiss, CFA are co-portfolio managers and are responsible for the day-to-day management of the Fund.
Kevin J. Adamson, CPA, is a Portfolio Manager and is responsible for the day-to-day co-management of the Fund. With the Funds Management team at LNC since 2004 in sub-adviser oversight and new investment strategy development, he currently is Vice President and Chief Operating Officer of LIA. Mr. Adamson oversees performance analysis, trading oversight, and investment relationship management for the investment options offered across LNC’s products. Mr. Adamson is a Certified Public Accountant with over 24 years of financial service industry experience. Mr. Adamson holds a B.S. from Indiana University.
David A. Weiss, CFA, is a Portfolio Manager and is responsible for the day-to-day co-management of the Fund. With LIA and its predecessor entity since 2004, Mr. Weiss currently is Vice President and Chief Investment Officer of LIA, and is responsible for leading LIA’s due diligence and investment team, including oversight of LIA’s asset allocation services. He is Chairman of LIA’s Investment Committee, Asset Allocation Committee and Derivatives Committee. In this role, Mr. Weiss oversees all aspects of the investment portfolios and platforms LIA manages. A Chartered Financial Analyst® (CFA) Charterholder, Mr. Weiss also holds a B.S. from Plymouth State College and an M.B.A. from Boston University Graduate School of Management.
LIA may hire consultants to assist it in management of the Fund. These consultants will not have management discretion over Fund assets.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory contract is available in the Fund's annual report to shareholders for the period ended September 30, 2014.
Distributor: The Fund's distributor, Lincoln Financial Distributors, Inc. (“LFD”), is located at 130 North Radnor-Chester Road, Radnor, PA 19087 and is a broker-dealer registered with the SEC.
Classes of Fund Shares
The Fund offers Class A, Class C and Class I shares in this prospectus. Each class of shares is subject to different types and levels of sales charges (if applicable) and other fees than the other classes and bears a different level of expenses.
The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. More extensive information about the Fund’s multi-class arrangements is included in the SAI which may be obtained from the Fund free of charge.
Class A Shares
•	You pay an initial sales charge when you buy Class A shares. The maximum initial sales charge is 5.75%. The sales charge is deducted from your investment so that not all of your purchase payment is invested.
•	You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the SAI for details.
•	Class A shares are subject to lower 12b-1 fees than Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class C shareholders.
•	You normally pay no contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although you may pay a 1.00% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the SAI for details.
Class C Shares
•	You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.
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•	You normally pay a CDSC of 0.50% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the SAI for details.
•	Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.
Class I Shares
•	You do not pay an initial sales charge when you buy Class I shares or a CDSC when you redeem Class I shares.
•	Class I shares are not subject to 12b-1 fees. Therefore, Class I shares shareholders generally pay lower annual expenses and receive higher dividends than Class A and Class C shareholders.
Some or all of the payments described below are paid or “reallowed” to financial intermediaries. The following provides additional information about the sales charges and other expenses associated with Class A and Class C shares.
Initial Sales Charges — Class A Shares
This section includes important information about sales charge reduction programs available to investors in Class A shares and describes information or records you may need to provide to LFD or your financial intermediary in order to be eligible for sales charge reduction programs.
Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares is the net asset value (“NAV”) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions. For investors investing in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper “breakpoint” discount.
Amount of Purchase (thousands)	Initial Sales Charge as % of Net Amount Invested	Initial Sales Charge as % of Public Offering Price	Dealer Commission as % of offer price
< $50	6.10%	5.75%	4.50%
$50 but < $100	4.71%	4.50%	3.75%
$100 but < $250	3.63%	3.50%	2.75%
$250 but < $500	2.56%	2.50%	2.00%
$500 but < $1,000	2.04%	2.00%	1.60%
Investors may reduce or eliminate sales charges applicable to purchases of Class A shares through utilization of the Combined Purchase Privilege, the Cumulative Quantity Discount (Right of Accumulation), a Letter of Intent or the Reinstatement Privilege. These programs, which apply to purchases of one or more funds that are series of the Trust that offer Class A shares (other than any money market fund) (together, “Eligible Funds”), are summarized below and are described in greater detail in the SAI.
Right of Accumulation and Combined Purchase Privilege (Breakpoints). A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A shares (the “Combined Purchase Privilege”) by combining concurrent purchases of the Class A shares of one or more Eligible Funds into a single purchase. In addition, a Qualifying Investor may qualify for a reduced sales charge on Class A shares (the “Right of Accumulation” or “Cumulative Quantity Discount”) by combining the purchase of Class A shares of an Eligible Fund with the current aggregate net asset value of all Class A and Class C shares of any Eligible Fund held by accounts for the benefit of such Qualifying Investor.
The term “Qualifying Investor” refers to:
(i)	An individual, such individual’s spouse, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member);
(ii)	A trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved; or
(iii)	An employee benefit plan of a single employer.
*	For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (i) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.
Please see the SAI for details and for restrictions applicable to shares held by certain employer-sponsored benefit programs.
Letter of Intent. An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intent to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s). The maximum intended investment allowable in a Letter of Intent is $1,000,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single purchase of the dollar
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amount indicated in the Letter of Intent. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter of Intent will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.
Reinstatement Privilege. A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at NAV without any sales charge, provided that such investment is made within 120 calendar days after the redemption or repurchase date. The limitations and restrictions of this program are fully described in the SAI.
Method of Valuation of Accounts. To determine whether a shareholder qualifies for a reduction in sales charge on a purchase of Class A shares of Eligible Funds, the offering price of the shares is used for purchases relying on the Combined Purchase Privilege or a Letter of Intent and the amount of the total current purchase (including any sales load) plus the NAV (at the close of business on the day of the current purchase) of shares previously acquired is used for the Cumulative Quantity Discount.
Sales at Net Asset Value. In addition to the programs summarized above, the Fund may sell its Class A shares at NAV without an initial sales charge to certain types of accounts or account holders, including, but not limited to:
(i)	Current or retired officers, trustees, directors or employees of the Trust, Lincoln Variable Insurance Products Trust, LNC, LIA, or LFD, other affiliates of LNC; a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons; or any trust, profit-sharing or pension plan for the benefit of any such person and to any other person if LFD anticipates that there will be minimal sales expenses associated with the sale;
(ii)	Current registered representatives and other full-time employees of participating brokers or such persons’ spouses or for trust or custodial accounts for their minor children;
(iii)	Trustees or other fiduciaries purchasing shares for certain plans sponsored by employers, professional organizations or associations or charitable organizations; the trustee, administrator, recordkeeper, fiduciary, broker, trust company or registered investment adviser which has an agreement with LFD with respect to such purchases (including provisions related to minimum levels of investment in a Fund), and to participants in such plans and their spouses purchasing for their account(s) or IRAs;
(iv)	Participants investing through accounts known as “wrap accounts” established with brokers or dealers approved by LFD where such brokers or dealers are paid a single, inclusive fee for brokerage and investment management services;
(v)	Client accounts of broker-dealers or registered investment advisers affiliated with such broker-dealers with which LFD has an agreement for the use of a fund in particular investment products or programs or in particular situations; and
(vi)	Accounts for which the company that serves as trustee or custodian either (a) is affiliated with LNC or (b) has a specific agreement to that effect with LFD.
In addition, Class A shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at NAV and are not subject to any sales charges.
Required Shareholder Information and Records. In order for investors in Class A shares to take advantage of sales charge reductions, an investor or his or her financial intermediary must notify LFD that the investor qualifies for such a reduction. If LFD is not notified that the investor is eligible for these reductions, LFD will be unable to ensure that the reduction is applied to the investor’s account. An investor may have to provide certain information or records to his or her financial intermediary or LFD to verify the investor’s eligibility for breakpoint privileges or other sales charge waivers. An investor may be asked to provide information or records, including account statements, regarding shares of the Fund or other Eligible Funds held in:
•	All of the investor’s accounts held directly with the Trust or through a financial intermediary;
•	Any account of the investor at another financial intermediary; and
•	Accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.
CDSCs on Class C Shares
Unless you are eligible for a waiver, if you sell (redeem) your Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules. For investors investing in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.
Years Since Purchase Payment Was Made	Percentage Contingent Deferred Sales Charge
First	0.50%
Thereafter	0%
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CDSCs on Class A Shares
Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. As of the date of this Prospectus, the Fund is not charging this CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.
How CDSCs will be Calculated
A CDSC is imposed on redemptions of Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares to fall below the total dollar amount of your purchase payments subject to the CDSC.
The following rules apply under the method for calculating CDSCs:
•	Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.
•	For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV of $10. If the NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.
•	CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account
•	In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.
Reductions and Waivers of Initial Sales Charges and CDSCs
The initial sales charges on Class A shares and the CDSCs on Class A and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the SAI for details.
Distribution and Servicing (12b-1) Plan
The Fund pays fees to LFD on an ongoing basis as compensation for the services LFD renders and the expenses LFD bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to a Distribution and Servicing Plan (“12b-1 Plan”) adopted by the Fund pursuant to the 1940 Act.
Class A shares pay both distribution and servicing fees at a rate of up to 0.30% of the Fund's average daily net assets attributable to Class A shares. The Fund currently charges only 0.25%, but may charge the higher rate in the future upon Board approval. Class C shares pay both distribution and servicing fees at a rate of up to 1.00% of the Fund's average daily net assets attributable to Class C shares. The Fund currently charges only 0.50% for Class C shares, but may charge the higher rate in the future upon Board approval. Class I shares are not subject to any distribution or servicing fees. The fees may be used to pay LFD for distribution services and sales support services provided in connection with Class A and Class C shares. The fees also may be used to pay financial intermediaries for the sales support services and related expenses and shareholder servicing fees. Shareholder servicing fees are paid to compensate financial intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares.
Because distribution fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges, such as sales charges that are deducted at the time of investment. Therefore, although Class C shares do not pay initial sales charges, the distribution fees payable on Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the NYSE and communicated to the Fund or its designee prior to such time as agreed upon by the Fund and intermediary will be effected at the NAV determined on the business day the order was received by the intermediary.
A Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
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Fund Assets Other Than Underlying Funds. The Fund typically values its assets based on “market price.” Market price is typically an equity security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and asked prices (or the price established by an independent pricing service). Certain short-term fixed-income securities are valued based on “amortized cost.”
In certain circumstances, the Fund may value its portfolio securities at “fair value” as determined in good faith under procedures established by the Fund's Board. The fair value of portfolio securities may differ from quoted or published prices for the same securities that the Board believes are unreliable. Fair value pricing involves subjective judgments, and it is possible that a security’s fair value price is materially different than the value realized upon the sale of that security.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third party vendor modeling tools to the extent available.
Underlying Fund Assets. If the Fund invests in one or more mutual funds (each an “underlying fund”), the Fund values underlying fund shares at their respective NAVs. For more information regarding the determination of an underlying fund’s NAV, including when the underlying fund will fair value its portfolio securities and the effects of using fair value pricing, see the underlying fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
How to buy shares
By mail
Complete an investment form and mail it with your check, made payable to the Fund and class of shares you wish to purchase, to Lincoln Financial Group, P.O. Box 7876, Fort Wayne, IN 46801 or Lincoln Financial Group. Attn: Presidential Funds/Alliance, 1300 S. Clinton Street, Fort Wayne, IN 46802, for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.
As of the date of this Prospectus, the Fund is only available to investors purchasing through Lincoln affiliates.
By exchange
You may exchange all or part of your investment in the Fund for shares of other Funds in the Trust. To open an account by exchange, call Lincoln Financial Group at 800-234-3500.
Through your financial advisor
Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.
As of the date of this Prospectus, the Fund is only available to investors purchasing through Lincoln affiliates.
The price you pay for shares will depend on when we receive your purchase order. If the Fund's transfer agent or a sub-transfer agent receives your purchase in good order before the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern time, you will pay that day's closing share price, which is based on the Fund's NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day's price. The Fund reserves the right to reject any purchase order.
How to redeem shares
By mail
You may redeem your shares by mail by writing to Lincoln Financial Group, P.O. Box 7876, Fort Wayne, IN 46801 (for redemptions by regular mail) or to Lincoln Financial Group, Attn: Presidential Funds/Alliance, 1300 S. Clinton Street, Fort Wayne, IN 46802 for redemptions by overnight courier service. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.
As of the date of this Prospectus, all redemptions should be effected by contacting your Lincoln-affiliated intermediary.
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Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares (selling them back to the Fund). Your financial advisor may charge a separate fee for this service.
As of the date of this Prospectus, all redemptions should be effected by contacting your Lincoln-affiliated intermediary.
When you send us a properly completed request form to redeem or exchange shares, and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next business day. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.
The Fund sells and redeems its shares, after deduction of any applicable sales charge, at the NAV next determined after the Fund or its agent receives a purchase or redemption request in good order. The value of shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.
Redemptions-in-kind
The Fund has reserved the right to pay for redemptions with portfolio securities under certain conditions. See the SAI for more information on redemptions-in-kind.
Account Minimum
If you redeem shares and your account balance falls below $500, the Fund may redeem your shares after 60 days' written notice to you.
Exchanges
You may generally exchange all or part of your shares for shares of the same class of another Fund. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through such an exchange.
Document Delivery
If you have an account in the same Fund as another person or entity at your address, we send one copy of the Fund's prospectus and annual and semi-annual reports to that address, unless you elect otherwise. This will help the Fund reduce the Fund's printing and mailing expenses. We will continue to send one copy of each of these documents to that address until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call your client services representative at 800-234-3500. We will begin sending you individual copies of these documents 30 days after receiving your request.
Payment to Financial Intermediaries
LIA and its affiliates, including LFD, may pay certain costs of marketing the Fund from legitimate profits. LIA and its affiliates may also share with financial intermediaries certain marketing expenses or pay for the opportunity to distribute the Fund, sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs. LIA and its affiliates may pay amounts from their own resources to third parties, including brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing record keeping, subaccounting, transaction processing and other administrative services. These payments, which may be substantial, are in addition to any fees that may be paid by the Fund for these types of services or for other services.
The amount of these payments is determined from time to time by LIA and may differ among such financial intermediaries. Such payments may provide incentives for such parties to make fund shares available to their customers, and may allow the Fund greater access to such parties and their customers than would be the case if no payments were paid. Such access advantages include, but are not limited to, placement of a fund on a list of mutual funds offered as investment options to the financial intermediary’s customers (sometimes referred to as “Shelf Space”); access to the financial intermediary’s registered representatives; and/or ability to assist in training and educating the financial intermediary’s registered representatives. These payment arrangements will not, however, change the price an investor pays for fund shares or the amount that the Fund receives to invest on behalf of the investor. These payments may create potential conflicts of interests between an investor and a financial intermediary who is recommending a particular mutual fund over other mutual funds. You may wish to consider whether such arrangements exist when evaluating any recommendations to
18

purchase or sell fund shares, and you should contact your financial intermediary for details about any payments it may receive from the Fund or from LIA. Payments are typically based on a percentage of assets under management or based on the number of customer accounts or a combination thereof. Payments to a financial intermediary that is compensated based on its customers’ assets typically vary in any given year based on assets invested in the Fund by the financial intermediary’s customers.
For more information, please see the SAI.
Market Timing
Frequent, large, or short-term transfers, such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. Such transfers may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. Frequent trading risks are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved market timing policies and procedures (the “Market Timing Procedures”).
To the extent that there is a delay between a change in the value of a Fund’s portfolio holdings, and the time when that change is reflected in the NAV of the Fund’s shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund’s portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LIA each reserves the right to reject or restrict or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LIA, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Fund may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price.
Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. The Fund's ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of Fund investors determined to engage in such transfer activity that may adversely affect other Fund investors involves judgments that are inherently subjective.
As a result of these noted limitations, there is no guarantee that the Fund will be able to identify possible market timing activity or that market timing will not occur in the Fund. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for a Fund to identify short-term transactions in the Fund. If the Fund is unable to detect market timers, you may experience dilution in the value of your Fund shares and increased brokerage and administrative costs in the Fund. This may result in lower long-term returns for your investments.
The Board may revise the Market Timing Procedures at any time as necessary and without prior notice to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Fund also reserves the right to implement and administer redemption fees in the future.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.
Distribution Policy and Federal Income Tax Considerations
Dividends and distributions
The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare dividends semi-annually and distribute all of its net investment income, if any, to shareholders as dividends semi-annually. The Fund will distribute net realized capital gains, if any, at least annually, usually in December. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.
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Annual statements
Each year, the Fund will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.
Tax considerations
Fund distributions. The Fund expects that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional fund shares or receive them in cash.
For federal income tax purposes, fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.
Use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders.
Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale.
State and local taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.
This discussion of dividends, distributions, and taxes is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.
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Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Class A, Class C, and Class I shares since their inception. Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.
	Presidential ® Managed Risk 2030 Fund Class A
	Year Ended		11/2/2011 [1] to 9/30/2012
	9/30/2014	9/30/2013
Net asset value, beginning of period	$ 11.31	$ 10.51	$ 10.00
Income from investment operations:
Net investment income[2]	0.16	0.14	0.18
Net realized and unrealized gain	0.56	0.73	0.45
Total from investment operations	0.72	0.87	0.63
Less dividends and distributions from:
Net investment income	(0.14)	(0.07)	(0.12)
Total dividends and distributions	(0.14)	(0.07)	(0.12)
Net asset value, end of period	$ 11.89	$ 11.31	$ 10.51
Total return[3]	6.37%	8.30%	6.36%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 10,324	$ 9,373	$ 2,015
Ratio of expenses to average net assets[4]	0.90%	0.90%	0.85%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	2.32%	3.05%	6.90%
Ratio of net investment income to average net assets	1.37%	1.25%	1.94%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	(0.05%)	(0.90%)	(4.11%)
Portfolio turnover	32%	32%	31%
[1] Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.
[4] Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
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	Presidential ® Managed Risk 2030 Fund Class C
	Year Ended		11/2/2011 [1] to 9/30/2012
	9/30/2014	9/30/2013
Net asset value, beginning of period	$ 11.29	$ 10.50	$ 10.00
Income from investment operations:
Net investment income[2]	0.13	0.11	0.16
Net realized and unrealized gain	0.55	0.74	0.44
Total from investment operations	0.68	0.85	0.60
Less dividends and distributions from:
Net investment income	(0.11)	(0.06)	(0.10)
Total dividends and distributions	(0.11)	(0.06)	(0.10)
Net asset value, end of period	$ 11.86	$ 11.29	$ 10.50
Total return[3]	6.03%	8.12%	6.07%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 12	$ 11	$ 11
Ratio of expenses to average net assets[4]	1.15%	1.15%	1.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	2.57%	3.30%	7.15%
Ratio of net investment income to average net assets	1.12%	1.00%	1.69%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.30%)	(1.15%)	(4.36%)
Portfolio turnover	32%	32%	31%
[1] Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.
[4] Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
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	Presidential ® Managed Risk 2030 Fund Class I
	Year Ended		11/2/2011 [1] to 9/30/2012
	9/30/2014	9/30/2013
Net asset value, beginning of period	$ 11.33	$ 10.50	$ 10.00
Income from investment operations:
Net investment income[2]	0.19	0.16	0.20
Net realized and unrealized gain	0.56	0.74	0.45
Total from investment operations	0.75	0.90	0.65
Less dividends and distributions from:
Net investment income	(0.17)	(0.07)	(0.15)
Total dividends and distributions	(0.17)	(0.07)	(0.15)
Net asset value, end of period	$ 11.91	$ 11.33	$ 10.50
Total return[3]	6.61%	8.64%	6.54%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 314	$ 2,506	$ 2,110
Ratio of expenses to average net assets[4]	0.65%	0.65%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	2.07%	2.80%	6.65%
Ratio of net investment income to average net assets	1.62%	1.50%	2.19%
Ratio of net investment income (loss) to average net assets prior to expenses waived/reimbursed	0.20%	(0.65%)	(3.86%)
Portfolio turnover	32%	32%	31%
[1] Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4] Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
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General Information
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated January 28, 2015, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find further information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will provide a free copy of its annual and semi-annual report upon request.
The Fund will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Fund's independent auditors. For an SAI, annual or semi-annual report, either write Lincoln Financial Group. Attn: Presidential Funds/Alliance, P.O. Box 7876, Fort Wayne, Indiana 46801, or call 800-234-3500. You may call this number to request other information about the Fund or to make inquiries. The Fund's website is www.LincolnFinancial.com/presidentialfunds.
You can review and copy information about the Fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-22583
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Lincoln Advisors Trust
Presidential® Managed Risk 2040 Fund
Class A	PZDAX
Class C	PZDCX
Class I	PZDIX
1300 South Clinton Street
Fort Wayne, Indiana 46802
Prospectus January 28, 2015
Presidential® Managed Risk 2040 Fund (the “Fund”) is a series of the Lincoln Advisors Trust (the “Trust”). This prospectus discusses the information about the Fund that you should know before investing. The Fund is designed for investors who plan to retire close to the year 2040.
As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Presidential® Managed Risk 2040 Fund
(Class A, Class C, and Class I)
Summary
Investment Objective
The investment objective of the Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds. More information about these and other discounts is available in the “Classes of Fund Shares” section of this Prospectus or from your financial advisor. Unless you are eligible for a waiver, if you sell (redeem) your Class C shares during the first year, you will pay a contingent deferred sales charge (“CDSC”) of 0.50%.
Shareholder Fees
(Fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases	5.75%	None	None
Maximum Deferred Sales Charge (Load)	None [1]	0.50%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
[1]	Purchases of $1 million or more that are redeemed within 18 months may be subject to a fee of 1.00%.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1 fees)	0.25%	0.50%	None
Shareholder Service Fee	0.15%	0.15%	0.15%
Other Expenses	1.90%	1.90%	1.90%
Acquired Fund Fees and Expenses (AFFE)	0.13%	0.13%	0.13%
Total Annual Fund Operating Expenses[1]	2.83%	3.08%	2.58%
Less Fee Waiver and Expense Reimbursement[2]	(1.80%)	(1.80%)	(1.80%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	1.03%	1.28%	0.78%
[1] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[2] Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets of the Fund. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE and Shareholder Service Fees) exceed 0.75% of the Fund’s average daily net assets for Class A, 1.00% for Class C and 0.50% for Class I. Both agreements will continue at least through January 28, 2016 and cannot be terminated before that date without the mutual agreement of the Trust’s board of trustees and the adviser.
Presidential ® Managed Risk 2040 Fund	1

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s shares for the time periods indicated and then redeem all your shares at the end of those periods (except where otherwise noted). The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The figures reflect the expense limitation for only the first year. Your actual costs may be higher or lower than this example.
	1 year	3 years	5 years	10 years
Class A	$674	$1,241	$1,832	$3,427
Class C	$180	$ 782	$1,458	$3,266
Class C (if you do not redeem your shares)	$130	$ 782	$1,458	$3,266
Class I	$ 80	$ 631	$1,208	$2,780
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.During the most recent fiscal year, the Fund’s portfolio turnover rate was 22% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will invest 80% or more of its assets in underlying funds, including exchange traded funds (“underlying funds”). The Fund will also employ an actively-managed risk management strategy (the “risk management strategy”), which seeks to stabilize the Fund’s overall portfolio volatility.
Underlying Fund Allocation Strategy. At least 80% of the Fund’s assets will be invested in underlying funds. The Fund will invest primarily in underlying funds that employ a passive investment style, i.e., index funds, although it also may invest in actively managed underlying funds. The Fund’s largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large-, medium- and small-cap equities and both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets. A significantly smaller allocation will be made to underlying funds that primarily invest in domestic and global fixed income securities, including mortgage-backed bonds.
On at least a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Fund’s asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market.
On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund’s asset allocation model, including revising the asset class weightings in the model. The maximum amount of change to the model’s asset class allocations that would be made in one year is plus or minus 10%.
Risk Management Strategy. The adviser may invest up to 20% of the Fund’s net assets in the risk management strategy. As part of the risk management strategy, the adviser will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The risk management strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts) to stabilize overall portfolio volatility. “Volatility” in this context means variance in the Fund’s investment returns. Although the adviser is permitted to invest up to 20% in this strategy, under normal market conditions the adviser generally expects to invest less than 10% of the Fund’s net assets in the strategy. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The adviser will seek to hedge currency risk involved in foreign futures contracts.
The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund’s equity exposure. The adviser will sell (short) futures contracts on these indices to decrease the Fund's aggregate economic exposure to equities based on the adviser's evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund's overall portfolio volatility. The Fund's target volatility will adjust over time in relation to the target date. The risk management strategy would allow for more volatility of the Fund's returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund's returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. On at least an
2	Presidential® Managed Risk 2040 Fund

annual basis, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This is designed to ensure that the risk management strategy aligns the Fund’s portfolio volatility with the adviser’s current assessment of overall market risk and general economic climate.
The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.
Target Date Strategy. The Fund is designed for investors planning to retire close to the year 2040 (target date). The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. Before investing in the Fund, an investor should consider, in addition to age and retirement date, other factors such as the investor’s risk tolerance, personal circumstances, and complete financial situation.
The adviser invests the Fund’s assets in underlying funds in accordance with an asset allocation between equity securities and fixed income securities. Over time, the asset allocation model will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the Fund’s asset mix becomes more conservative as time elapses. In addition, the Fund's target volatility of returns under the risk management strategy also becomes more conservative as time elapses. These features reflect the desire to gradually reduce investment risk and volatility both as the retirement date approaches, as well as through the retirement years, in an effort to preserve capital during retirement.
Under normal circumstances, the adviser will invest at least 80% of the Fund's assets in underlying funds. Approximately 79% of these underlying funds will invest primarily in equity securities and 21% will invest primarily in fixed income securities. At the target date, at least 80% of the Fund’s assets are anticipated to be invested in underlying funds. Approximately 55% of these assets at the target date will be in underlying funds that invest primarily in equity securities and 45% in underlying funds that invest primarily in fixed income securities. The Fund’s aggregate economic exposure to equities at the target date may vary between a low of approximately 10% in extreme market conditions and a high of 55% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the target date to be between 35% and 55%.
After the Fund reaches its designated retirement year, it will continue to be managed according to an asset allocation model that becomes increasingly conservative over time, until approximately twenty years after retirement (landing date) when the Fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities. At the landing date, as a result of the risk management strategy, the Fund's net economic exposure to equities may vary between a low of approximately 10% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund's aggregate economic exposure to equities at the landing date to be between 15% and 25%.
The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the investments made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. In addition, Fund shareholders indirectly bear the expenses charged by the underlying funds. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.
•	Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
•	Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
Presidential ® Managed Risk 2040 Fund	3

•	Risk Management Strategy Risk. The success of the adviser’s risk management strategy depends in part on the adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more proprietary or third-party forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.
•	Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•	Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•	Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•	Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies.
•	Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
•	Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•	Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•	Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
•	Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
•	Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•	Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
•	Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the region or country in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•	Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•	Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
4	Presidential® Managed Risk 2040 Fund

•	Exchange-Traded Fund (“ETF”) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
•	Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
•	U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the performance of the Fund's Class A shares varied from year to year; and (b) how the Fund's average annual returns for the various periods compare with those of a broad measure of market performance. Information also has been provided for the 2040 Composite, an index compiled by the adviser, which is currently constructed as follows: 18% Barclays Capital U.S. Aggregate Bond Index, 1% Barclays Capital U.S. TIPS Index, 29% MSCI EAFE Index (net dividends), 3% MSCI Emerging Markets Index (net dividends) and 49% Wilshire 5000 Total Market IndexSM. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained at: www.lfg.com/presidential.
During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the first quarter of 2012 at: 7.54%.
The Fund’s lowest return for a quarter occurred in the second quarter of 2012 at: (3.69%).
	Average Annual Total Returns For periods ended 12/31/14
	1 year	Lifetime Since inception (11/2/11)
Class A return before taxes	(3.59%)	5.83%
Class A return after taxes on distributions	(4.11%)	5.37%
Class A return after taxes on distributions and sale of Fund shares	(2.03%)	4.38%
Class C return before taxes	1.43%	7.54%
Class I return before taxes	2.52%	8.09%
Wilshire 5000 Total Market IndexSM (reflects no deductions for fees, expenses or taxes)	12.71%	20.47%
2040 Composite (reflects no deductions for fees, expenses or taxes)	5.69%	13.50%
After-tax performance is presented only for Class A shares. The after-tax returns for other classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Presidential ® Managed Risk 2040 Fund	5

Investment Adviser
Investment Adviser:    Lincoln Investment Advisors Corporation (“LIA”)
LIA Portfolio Managers	Company Title	Experience w/Fund
Kevin J. Adamson	Vice President, Chief Operating Officer	Since November 2011
David A. Weiss	Vice President, Chief Investment Officer	Since November 2011
Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business. Shares may be purchased or redeemed:
•	through your financial advisor,
•	by regular mail to Lincoln Financial Group, P.O. Box 7876, Fort Wayne, IN 46801, or
•	by overnight courier service to Lincoln Financial Group, Attn: Presidential Funds/Alliance, 1300 S. Clinton Street, Fort Wayne, IN 46802.
The minimum initial purchase for most accounts is $1,000. If you have any questions, contact a client services representative at 800-234-3500.
Some classes in this prospectus may not be available in your state. Class C shares are not offered in Montana and Oklahoma.
Tax Information
The Fund intends to make distributions to shareholders that may be taxed as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including the adviser) may pay the intermediary for the sale of those Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.
6	Presidential® Managed Risk 2040 Fund

Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation. This objective is non-fundamental and may be changed without shareholder approval. The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will invest 80% or more of its assets in underlying funds, including exchange traded funds (“underlying funds”). The Fund will also employ an actively-managed risk management strategy (the “risk management strategy”), which seeks to stabilize the Fund’s overall portfolio volatility. The Fund does not currently expect to invest in underlying funds advised by the adviser, although it may do so in the future.
Underlying Fund Allocation Strategy. At least 80% of the Fund’s assets will be invested in underlying funds. The Fund will invest primarily in underlying funds that employ a passive investment style, i.e., index funds, although it also may invest in actively managed underlying funds. The Fund invests in underlying funds that represent different asset classes, market capitalizations and investment styles in domestic and foreign equity and fixed income securities, and that offer broad diversification as they strive to attain their investment objectives. The Fund’s largest allocation will be to funds that primarily invest in domestic and foreign equity securities, including large-, medium- and small-cap equities. These underlying funds will invest in both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets. An underlying fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries or a particular geographic region. A smaller allocation will be made to underlying funds that primarily invest in domestic and global fixed income securities, including mortgage-backed bonds.
Generally, growth companies may be expected to have an above-average growth rate, including anticipated growth that may outpace that of the U.S. or local foreign economy. Conversely, value companies are generally those companies whose current market valuation is judged to be below the potential future value of the company. Value companies may be considered based on their favorable earnings prospects and dividend yield potential, while growth companies may be considered based on their long-term appreciation prospects and often have relatively low dividend yields.
The underlying fund selections are made based on several considerations, including the fund’s style or asset class exposures, portfolio characteristics, risk profile, and investment process. The adviser carefully reviews the style exposure, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund’s suitability as an investment for the Fund. Such processes may not achieve the desired results.
On at least a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Fund’s asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. During extreme market conditions, exchange-traded futures could potentially reduce the Fund’s equity exposure to a substantial degree.
Asset allocations are determined by the adviser using a “top down” approach which incorporates current capital markets data and makes certain assumptions or projections about future correlations, risks, and return profiles of various asset classes. Among other factors, the adviser examines key financial metrics and uses various mathematical and statistical analyses. On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund’s asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This is designed to ensure that the risk management strategy aligns the Fund’s portfolio volatility with the adviser’s current assessment of overall equity market risk and general economic climate. The maximum amount of change to the model’s asset class allocations that would be made in one year is plus or minus 10%.
Risk Management Strategy. The adviser may invest up to 20% of the Fund’s net assets in the risk management strategy. As part of the risk management strategy, the adviser will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The risk management strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts) to stabilize the Fund’s overall portfolio volatility. “Volatility” in this context means variance in the Fund’s investment returns. Although the adviser is permitted to invest up to 20% in this strategy, under normal market conditions the adviser generally expects to invest less than 10% of the Fund’s net assets in the strategy.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund's overall volatility. The adviser also adjusts short futures positions to realign individual hedges when the adviser rebalances the portfolio’s asset allocation among underlying funds. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund
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assets for the risk management strategy. The adviser will seek to hedge currency risk involved in foreign futures contracts primarily through the use of exchange-traded currency futures contracts. In addition, under certain market conditions, the adviser reserves the right to purchase or sell exchange-traded interest rate futures to manage interest rate risks in the portfolio.
The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund’s equity exposure. The adviser will primarily sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon the adviser’s evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.
During periods of rising equity security prices, the adviser will manage the Fund’s futures contracts in an effort to retain the growing value of the Fund’s portfolio. During or after severe market downturns, however, the Fund’s adviser will look to harvest gains on the Fund’s short futures positions and the amount of short futures held by the Fund will then decrease. The Fund's target volatility will adjust over time in relation to the target date. The risk management strategy would allow for more volatility of the Fund's returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund's returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions.
In addition to holding short positions in exchange-traded futures, the adviser may periodically purchase exchange-traded futures contracts (a “long” position in futures) to increase the overall level of economic exposure to equity securities held by the Fund, typically where the Fund is holding idle cash that is awaiting investment in underlying funds. However, at no time will the Fund’s use of futures override or change the Fund’s maximum target allocation to equity securities.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.
Target Date Strategy. The Fund is designed for investors planning to retire close to the year 2040 (target date). The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. Before investing in the Fund, an investor should consider, in addition to age and retirement date, other factors such as the investor’s risk tolerance, personal circumstances, and complete financial situation.
The adviser invests the Fund’s assets in underlying funds in accordance with an asset allocation between equity securities and fixed income securities. Over time, the asset allocation model will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the Fund’s asset mix becomes more conservative as time elapses. In addition, the Fund's target volatility of returns under the risk management strategy also becomes more conservative as time elapses. These features reflect the desire to gradually reduce investment risk and volatility both as the retirement date approaches, as well as through the retirement years, in an effort to preserve capital during retirement.
The Fund’s current investment strategy, under normal circumstances, will be to invest at least 80% of its assets in underlying funds. Approximately 79% of these underlying funds will invest primarily in equity securities and 21% will invest primarily in fixed income securities. The asset class allocations in the Fund’s model are not expected to vary from the Fund’s current investment strategy by more than plus or minus 10% in any one year.
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At the target date, at least 80% of the Fund’s assets are anticipated to be invested in underlying funds. Approximately 55% of these will be in underlying funds that invest primarily in equity securities and 45% in underlying funds that invest primarily in fixed income securities. As a result, the Fund’s aggregate economic exposure to equities (reflecting the futures contracts) at the target date may vary between a low of approximately 10% in extreme market conditions and a high of 55% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the target date to be between 35% and 55%.
For approximately 20 years after the Fund reaches its target date, the Fund will continue to seek to achieve its investment objective by maintaining its allocation to underlying funds between equity securities and fixed income securities. During this 20-year period, the Fund will gradually increase its emphasis on current income and the preservation of capital, and capital appreciation will gradually become a secondary focus of the Fund. The Fund’s exposure to equity securities will continue to decline until approximately 20 years after its target date, when the Fund’s allocations to underlying funds among different types of assets will become fixed (landing date). Thus, the landing date for the Fund is approximately 2060. The Fund’s allocation to underlying funds at the landing date is expected to be at least 80% of its net assets, 25% of which will be in underlying funds that invest primarily in equity securities and 75% in underlying funds that invest primarily in fixed income securities. However, the net economic exposure to equities (reflecting the futures contracts) at the landing date may vary between a low of approximately 10% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the landing date to be between 15% and 25%.
The Fund expects investors to gradually withdraw their monies from the time of the Fund's target date to the landing date and beyond. As a result of these withdrawals and the resulting decrease in the Fund's size, the Fund's expense ratio is expected to increase.
The adviser allocates assets and selects underlying funds and investments in ways that seek to outperform the 2040 Composite. The 2040 Composite, an index compiled by the adviser, is currently constructed as follows: 18% Barclays Capital U.S. Aggregate Bond Index, 1% Barclays Capital U.S. TIPS Index, 29% MSCI EAFE Index (net dividends), 3% MSCI Emerging Markets Index (net dividends) and 49% Wilshire 5000 Total Market IndexSM. The Fund’s risk management strategy may cause the Fund’s return to trail the un-hedged return of the 2040 Composite in strong, increasing markets.
The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).
In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
What are the Underlying Funds?
The Fund operates as a “fund of funds” structure, which means that the Fund invests some or all of its assets in other mutual funds. For this structure, the Fund may rely on certain federal securities laws that generally permit a fund to invest in affiliated and non-affiliated funds within certain percentage limitations and in other securities that are not issued by mutual funds. The Fund also has received an exemptive order from the SEC (Release Nos. 29168 and 29196) to permit the Fund to acquire shares of affiliated and non-affiliated funds beyond the statutory limits, subject to certain conditions. Under the SEC order, the Fund may also invest in other securities and financial instruments that are not issued by mutual funds.
The Fund's relative weightings in the underlying funds will vary over time. The Fund is not required to invest in any particular underlying fund. A substantial portion of the Fund's net assets may be invested in underlying funds that employ a passive investment style, i.e., index funds. The portfolio manager may add, eliminate or replace underlying funds at any time and may invest in affiliated or non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the investments made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. In addition, Fund shareholders indirectly bear the expenses charged by the underlying funds. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of: the issuer of the security, an industry, a sector of the economy, or the overall securities market.
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Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Risk Management Strategy Risk. The success of the adviser’s risk management strategy depends in part on the adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more proprietary or third-party forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models. In low volatility markets the volatility management strategy may not mitigate losses. In addition, the adviser may not be able to effectively implement the strategy (through the purchases of exchange-traded futures) during rapid or extreme market events. Such inefficiency in implementation could cause the Fund to lose more money than investing without the risk management strategy or not realize potential gains. Any one of these factors could impact the success of the volatility management strategy, and the Fund may not perform as expected.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.
Prices of small and medium-sized company stocks may fluctuate independently of larger company stock prices. Small and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or increasing interest rates.
Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
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Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to governmental collapse and war. They also could include a foreign government’s imposing a heavy tax on a company, withholding a company’s payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring withdrawal of assets from the country.
Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.
The volume of transactions in foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, economic and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the region or country, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. There may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
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Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Exchange-Traded Fund (“ETF”) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
Non-Diversification Risk. When a mutual fund is non-diversified it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
Management and Organization
The Fund's business and affairs are managed under the direction of its Board of Trustees (“Board”). The Board has the power to amend the Fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the Fund except those granted to the shareholders.
Manager of Managers:    The Fund employs a “manager of managers” structure, which means that the Fund’s investment adviser may delegate the management of some or all of the Fund’s investment portfolio to a sub-adviser. To use this structure, the Fund has received an exemptive order from the SEC (Release Nos. 27512 and 29197) to permit the Fund’s investment adviser – with Fund Board approval – to enter into and amend a sub-advisory agreement for the Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, the Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Fund’s adviser is not permitted to hire affiliated sub-advisers without shareholder approval. The Fund’s adviser does not currently delegate portfolio management to a sub-adviser.
Investment Adviser:    Lincoln Investment Advisors Corporation (“LIA”) is the Fund's investment adviser. LIA is a registered investment adviser and wholly-owned subsidiary of The Lincoln National Life Insurance Company (“Lincoln Life”). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 30 years.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Trust has entered into an Investment Management Agreement with LIA with respect to the Fund. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds or exchange-traded funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.
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A description of LIA (including the effective advisory fee rate for the most recently completed fiscal year) and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.
Adviser	LIA (aggregate advisory fee paid to LIA for the fiscal year ended September 30, 2014 was 0.30% of the Fund's average net assets, net of advisory fee waivers).
LIA Portfolio Managers	Kevin J. Adamson, CPA and David A. Weiss, CFA are co-portfolio managers and are responsible for the day-to-day management of the Fund.
Kevin J. Adamson, CPA, is a Portfolio Manager and is responsible for the day-to-day co-management of the Fund. With the Funds Management team at LNC since 2004 in sub-adviser oversight and new investment strategy development, he currently is Vice President and Chief Operating Officer of LIA. Mr. Adamson oversees performance analysis, trading oversight, and investment relationship management for the investment options offered across LNC’s products. Mr. Adamson is a Certified Public Accountant with over 24 years of financial service industry experience. Mr. Adamson holds a B.S. from Indiana University.
David A. Weiss, CFA, is a Portfolio Manager and is responsible for the day-to-day co-management of the Fund. With LIA and its predecessor entity since 2004, Mr. Weiss currently is Vice President and Chief Investment Officer of LIA, and is responsible for leading LIA’s due diligence and investment team, including oversight of LIA’s asset allocation services. He is Chairman of LIA’s Investment Committee, Asset Allocation Committee and Derivatives Committee. In this role, Mr. Weiss oversees all aspects of the investment portfolios and platforms LIA manages. A Chartered Financial Analyst® (CFA) Charterholder, Mr. Weiss also holds a B.S. from Plymouth State College and an M.B.A. from Boston University Graduate School of Management.
LIA may hire consultants to assist it in management of the Fund. These consultants will not have management discretion over Fund assets.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory contract is available in the Fund's annual report to shareholders for the period ended September 30, 2014.
Distributor: The Fund's distributor, Lincoln Financial Distributors, Inc. (“LFD”), is located at 130 North Radnor-Chester Road, Radnor, PA 19087 and is a broker-dealer registered with the SEC.
Classes of Fund Shares
The Fund offers Class A, Class C and Class I shares in this prospectus. Each class of shares is subject to different types and levels of sales charges (if applicable) and other fees than the other classes and bears a different level of expenses.
The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. More extensive information about the Fund’s multi-class arrangements is included in the SAI which may be obtained from the Fund free of charge.
Class A Shares
•	You pay an initial sales charge when you buy Class A shares. The maximum initial sales charge is 5.75%. The sales charge is deducted from your investment so that not all of your purchase payment is invested.
•	You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the SAI for details.
•	Class A shares are subject to lower 12b-1 fees than Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class C shareholders.
•	You normally pay no contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although you may pay a 1.00% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the SAI for details.
Class C Shares
•	You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.
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•	You normally pay a CDSC of 0.50% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the SAI for details.
•	Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.
Class I Shares
•	You do not pay an initial sales charge when you buy Class I shares or a CDSC when you redeem Class I shares.
•	Class I shares are not subject to 12b-1 fees. Therefore, Class I shares shareholders generally pay lower annual expenses and receive higher dividends than Class A and Class C shareholders.
Some or all of the payments described below are paid or “reallowed” to financial intermediaries. The following provides additional information about the sales charges and other expenses associated with Class A and Class C shares.
Initial Sales Charges — Class A Shares
This section includes important information about sales charge reduction programs available to investors in Class A shares and describes information or records you may need to provide to LFD or your financial intermediary in order to be eligible for sales charge reduction programs.
Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares is the net asset value (“NAV”) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions. For investors investing in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper “breakpoint” discount.
Amount of Purchase (thousands)	Initial Sales Charge as % of Net Amount Invested	Initial Sales Charge as % of Public Offering Price	Dealer Commission as % of offer price
< $50	6.10%	5.75%	4.50%
$50 but < $100	4.71%	4.50%	3.75%
$100 but < $250	3.63%	3.50%	2.75%
$250 but < $500	2.56%	2.50%	2.00%
$500 but < $1,000	2.04%	2.00%	1.60%
Investors may reduce or eliminate sales charges applicable to purchases of Class A shares through utilization of the Combined Purchase Privilege, the Cumulative Quantity Discount (Right of Accumulation), a Letter of Intent or the Reinstatement Privilege. These programs, which apply to purchases of one or more funds that are series of the Trust that offer Class A shares (other than any money market fund) (together, “Eligible Funds”), are summarized below and are described in greater detail in the SAI.
Right of Accumulation and Combined Purchase Privilege (Breakpoints). A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A shares (the “Combined Purchase Privilege”) by combining concurrent purchases of the Class A shares of one or more Eligible Funds into a single purchase. In addition, a Qualifying Investor may qualify for a reduced sales charge on Class A shares (the “Right of Accumulation” or “Cumulative Quantity Discount”) by combining the purchase of Class A shares of an Eligible Fund with the current aggregate net asset value of all Class A and Class C shares of any Eligible Fund held by accounts for the benefit of such Qualifying Investor.
The term “Qualifying Investor” refers to:
(i)	An individual, such individual’s spouse, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member);
(ii)	A trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved; or
(iii)	An employee benefit plan of a single employer.
*	For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (i) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.
Please see the SAI for details and for restrictions applicable to shares held by certain employer-sponsored benefit programs.
Letter of Intent. An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intent to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s). The maximum intended investment allowable in a Letter of Intent is $1,000,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single purchase of the dollar
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amount indicated in the Letter of Intent. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter of Intent will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.
Reinstatement Privilege. A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at NAV without any sales charge, provided that such investment is made within 120 calendar days after the redemption or repurchase date. The limitations and restrictions of this program are fully described in the SAI.
Method of Valuation of Accounts. To determine whether a shareholder qualifies for a reduction in sales charge on a purchase of Class A shares of Eligible Funds, the offering price of the shares is used for purchases relying on the Combined Purchase Privilege or a Letter of Intent and the amount of the total current purchase (including any sales load) plus the NAV (at the close of business on the day of the current purchase) of shares previously acquired is used for the Cumulative Quantity Discount.
Sales at Net Asset Value. In addition to the programs summarized above, the Fund may sell its Class A shares at NAV without an initial sales charge to certain types of accounts or account holders, including, but not limited to:
(i)	Current or retired officers, trustees, directors or employees of the Trust, Lincoln Variable Insurance Products Trust, LNC, LIA, or LFD, other affiliates of LNC; a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons; or any trust, profit-sharing or pension plan for the benefit of any such person and to any other person if LFD anticipates that there will be minimal sales expenses associated with the sale;
(ii)	Current registered representatives and other full-time employees of participating brokers or such persons’ spouses or for trust or custodial accounts for their minor children;
(iii)	Trustees or other fiduciaries purchasing shares for certain plans sponsored by employers, professional organizations or associations or charitable organizations; the trustee, administrator, recordkeeper, fiduciary, broker, trust company or registered investment adviser which has an agreement with LFD with respect to such purchases (including provisions related to minimum levels of investment in a Fund), and to participants in such plans and their spouses purchasing for their account(s) or IRAs;
(iv)	Participants investing through accounts known as “wrap accounts” established with brokers or dealers approved by LFD where such brokers or dealers are paid a single, inclusive fee for brokerage and investment management services;
(v)	Client accounts of broker-dealers or registered investment advisers affiliated with such broker-dealers with which LFD has an agreement for the use of a fund in particular investment products or programs or in particular situations; and
(vi)	Accounts for which the company that serves as trustee or custodian either (a) is affiliated with LNC or (b) has a specific agreement to that effect with LFD.
In addition, Class A shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at NAV and are not subject to any sales charges.
Required Shareholder Information and Records. In order for investors in Class A shares to take advantage of sales charge reductions, an investor or his or her financial intermediary must notify LFD that the investor qualifies for such a reduction. If LFD is not notified that the investor is eligible for these reductions, LFD will be unable to ensure that the reduction is applied to the investor’s account. An investor may have to provide certain information or records to his or her financial intermediary or LFD to verify the investor’s eligibility for breakpoint privileges or other sales charge waivers. An investor may be asked to provide information or records, including account statements, regarding shares of the Fund or other Eligible Funds held in:
•	All of the investor’s accounts held directly with the Trust or through a financial intermediary;
•	Any account of the investor at another financial intermediary; and
•	Accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.
CDSCs on Class C Shares
Unless you are eligible for a waiver, if you sell (redeem) your Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules. For investors investing in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.
Years Since Purchase Payment Was Made	Percentage Contingent Deferred Sales Charge
First	0.50%
Thereafter	0%
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CDSCs on Class A Shares
Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. As of the date of this Prospectus, the Fund is not charging this CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.
How CDSCs will be Calculated
A CDSC is imposed on redemptions of Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares to fall below the total dollar amount of your purchase payments subject to the CDSC.
The following rules apply under the method for calculating CDSCs:
•	Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.
•	For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV of $10. If the NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.
•	CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account
•	In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.
Reductions and Waivers of Initial Sales Charges and CDSCs
The initial sales charges on Class A shares and the CDSCs on Class A and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the SAI for details.
Distribution and Servicing (12b-1) Plan
The Fund pays fees to LFD on an ongoing basis as compensation for the services LFD renders and the expenses LFD bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to a Distribution and Servicing Plan (“12b-1 Plan”) adopted by the Fund pursuant to the 1940 Act.
Class A shares pay both distribution and servicing fees at a rate of up to 0.30% of the Fund's average daily net assets attributable to Class A shares. The Fund currently charges only 0.25%, but may charge the higher rate in the future upon Board approval. Class C shares pay both distribution and servicing fees at a rate of up to 1.00% of the Fund's average daily net assets attributable to Class C shares. The Fund currently charges only 0.50% for Class C shares, but may charge the higher rate in the future upon Board approval. Class I shares are not subject to any distribution or servicing fees. The fees may be used to pay LFD for distribution services and sales support services provided in connection with Class A and Class C shares. The fees also may be used to pay financial intermediaries for the sales support services and related expenses and shareholder servicing fees. Shareholder servicing fees are paid to compensate financial intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares.
Because distribution fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges, such as sales charges that are deducted at the time of investment. Therefore, although Class C shares do not pay initial sales charges, the distribution fees payable on Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the NYSE and communicated to the Fund or its designee prior to such time as agreed upon by the Fund and intermediary will be effected at the NAV determined on the business day the order was received by the intermediary.
A Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
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Fund Assets Other Than Underlying Funds. The Fund typically values its assets based on “market price.” Market price is typically an equity security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and asked prices (or the price established by an independent pricing service). Certain short-term fixed-income securities are valued based on “amortized cost.”
In certain circumstances, the Fund may value its portfolio securities at “fair value” as determined in good faith under procedures established by the Fund's Board. The fair value of portfolio securities may differ from quoted or published prices for the same securities that the Board believes are unreliable. Fair value pricing involves subjective judgments, and it is possible that a security’s fair value price is materially different than the value realized upon the sale of that security.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third party vendor modeling tools to the extent available.
Underlying Fund Assets. If the Fund invests in one or more mutual funds (each an “underlying fund”), the Fund values underlying fund shares at their respective NAVs. For more information regarding the determination of an underlying fund’s NAV, including when the underlying fund will fair value its portfolio securities and the effects of using fair value pricing, see the underlying fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
How to buy shares
By mail
Complete an investment form and mail it with your check, made payable to the Fund and class of shares you wish to purchase, to Lincoln Financial Group, P.O. Box 7876, Fort Wayne, IN 46801 or Lincoln Financial Group. Attn: Presidential Funds/Alliance, 1300 S. Clinton Street, Fort Wayne, IN 46802, for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.
As of the date of this Prospectus, the Fund is only available to investors purchasing through Lincoln affiliates.
By exchange
You may exchange all or part of your investment in the Fund for shares of other Funds in the Trust. To open an account by exchange, call Lincoln Financial Group at 800-234-3500.
Through your financial advisor
Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.
As of the date of this Prospectus, the Fund is only available to investors purchasing through Lincoln affiliates.
The price you pay for shares will depend on when we receive your purchase order. If the Fund's transfer agent or a sub-transfer agent receives your purchase in good order before the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern time, you will pay that day's closing share price, which is based on the Fund's NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day's price. The Fund reserves the right to reject any purchase order.
How to redeem shares
By mail
You may redeem your shares by mail by writing to Lincoln Financial Group, P.O. Box 7876, Fort Wayne, IN 46801 (for redemptions by regular mail) or to Lincoln Financial Group, Attn: Presidential Funds/Alliance, 1300 S. Clinton Street, Fort Wayne, IN 46802 for redemptions by overnight courier service. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.
As of the date of this Prospectus, all redemptions should be effected by contacting your Lincoln-affiliated intermediary.
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Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares (selling them back to the Fund). Your financial advisor may charge a separate fee for this service.
As of the date of this Prospectus, all redemptions should be effected by contacting your Lincoln-affiliated intermediary.
When you send us a properly completed request form to redeem or exchange shares, and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next business day. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.
The Fund sells and redeems its shares, after deduction of any applicable sales charge, at the NAV next determined after the Fund or its agent receives a purchase or redemption request in good order. The value of shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.
Redemptions-in-kind
The Fund has reserved the right to pay for redemptions with portfolio securities under certain conditions. See the SAI for more information on redemptions-in-kind.
Account Minimum
If you redeem shares and your account balance falls below $500, the Fund may redeem your shares after 60 days' written notice to you.
Exchanges
You may generally exchange all or part of your shares for shares of the same class of another Fund. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through such an exchange.
Document Delivery
If you have an account in the same Fund as another person or entity at your address, we send one copy of the Fund's prospectus and annual and semi-annual reports to that address, unless you elect otherwise. This will help the Fund reduce the Fund's printing and mailing expenses. We will continue to send one copy of each of these documents to that address until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call your client services representative at 800-234-3500. We will begin sending you individual copies of these documents 30 days after receiving your request.
Payment to Financial Intermediaries
LIA and its affiliates, including LFD, may pay certain costs of marketing the Fund from legitimate profits. LIA and its affiliates may also share with financial intermediaries certain marketing expenses or pay for the opportunity to distribute the Fund, sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs. LIA and its affiliates may pay amounts from their own resources to third parties, including brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing record keeping, subaccounting, transaction processing and other administrative services. These payments, which may be substantial, are in addition to any fees that may be paid by the Fund for these types of services or for other services.
The amount of these payments is determined from time to time by LIA and may differ among such financial intermediaries. Such payments may provide incentives for such parties to make fund shares available to their customers, and may allow the Fund greater access to such parties and their customers than would be the case if no payments were paid. Such access advantages include, but are not limited to, placement of a fund on a list of mutual funds offered as investment options to the financial intermediary’s customers (sometimes referred to as “Shelf Space”); access to the financial intermediary’s registered representatives; and/or ability to assist in training and educating the financial intermediary’s registered representatives. These payment arrangements will not, however, change the price an investor pays for fund shares or the amount that the Fund receives to invest on behalf of the investor. These payments may create potential conflicts of interests between an investor and a financial intermediary who is recommending a particular mutual fund over other mutual funds. You may wish to consider whether such arrangements exist when evaluating any recommendations to
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purchase or sell fund shares, and you should contact your financial intermediary for details about any payments it may receive from the Fund or from LIA. Payments are typically based on a percentage of assets under management or based on the number of customer accounts or a combination thereof. Payments to a financial intermediary that is compensated based on its customers’ assets typically vary in any given year based on assets invested in the Fund by the financial intermediary’s customers.
For more information, please see the SAI.
Market Timing
Frequent, large, or short-term transfers, such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. Such transfers may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. Frequent trading risks are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved market timing policies and procedures (the “Market Timing Procedures”).
To the extent that there is a delay between a change in the value of a Fund’s portfolio holdings, and the time when that change is reflected in the NAV of the Fund’s shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund’s portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LIA each reserves the right to reject or restrict or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LIA, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Fund may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price.
Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. The Fund's ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of Fund investors determined to engage in such transfer activity that may adversely affect other Fund investors involves judgments that are inherently subjective.
As a result of these noted limitations, there is no guarantee that the Fund will be able to identify possible market timing activity or that market timing will not occur in the Fund. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for a Fund to identify short-term transactions in the Fund. If the Fund is unable to detect market timers, you may experience dilution in the value of your Fund shares and increased brokerage and administrative costs in the Fund. This may result in lower long-term returns for your investments.
The Board may revise the Market Timing Procedures at any time as necessary and without prior notice to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Fund also reserves the right to implement and administer redemption fees in the future.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.
Distribution Policy and Federal Income Tax Considerations
Dividends and distributions
The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare dividends semi-annually and distribute all of its net investment income, if any, to shareholders as dividends semi-annually. The Fund will distribute net realized capital gains, if any, at least annually, usually in December. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.
19

Annual statements
Each year, the Fund will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.
Tax considerations
Fund distributions. The Fund expects that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional fund shares or receive them in cash.
For federal income tax purposes, fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.
Use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders.
Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale.
State and local taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.
This discussion of dividends, distributions, and taxes is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.
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Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Class A, Class C, and Class I shares since their inception. Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.
	Presidential ® Managed Risk 2040 Fund Class A
	Year Ended		11/2/2011 [1] to 9/30/2012
	9/30/2014	9/30/2013
Net asset value, beginning of period	$ 11.57	$ 10.54	$ 10.00
Income from investment operations:
Net investment income[2]	0.17	0.15	0.20
Net realized and unrealized gain	0.62	0.95	0.47
Total from investment operations	0.79	1.10	0.67
Less dividends and distributions from:
Net investment income	(0.15)	(0.07)	(0.13)
Net realized gain	—	— [3]	—
Total dividends and distributions	(0.15)	(0.07)	(0.13)
Net asset value, end of period	$ 12.21	$ 11.57	$ 10.54
Total return[4]	6.83%	10.56%	6.82%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 5,985	$ 4,729	$ 898
Ratio of expenses to average net assets[5]	0.90%	0.90%	0.85%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.70%	3.96%	7.81%
Ratio of net investment income to average net assets	1.43%	1.35%	2.07%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.37%)	(1.71%)	(4.89%)
Portfolio turnover	22%	26%	29%
[1] Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Net realized gain on investments distributions of $252 were made by the Fund’s Class A shares, which calculated to de minimus amounts of $0.00 per share.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.
[5] Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
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	Presidential ® Managed Risk 2040 Fund Class C
	Year Ended		11/2/2011 [1] to 9/30/2012
	9/30/2014	9/30/2013
Net asset value, beginning of period	$ 11.55	$ 10.54	$ 10.00
Income from investment operations:
Net investment income[2]	0.14	0.12	0.17
Net realized and unrealized gain	0.61	0.96	0.48
Total from investment operations	0.75	1.08	0.65
Less dividends and distributions from:
Net investment income	(0.12)	(0.07)	(0.11)
Net realized gain	—	— [3]	—
Total dividends and distributions	(0.12)	(0.07)	(0.11)
Net asset value, end of period	$ 12.18	$ 11.55	$ 10.54
Total return[4]	6.50%	10.28%	6.60%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 12	$ 12	$ 11
Ratio of expenses to average net assets[5]	1.15%	1.15%	1.10%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.95%	4.21%	8.06%
Ratio of net investment income to average net assets	1.18%	1.10%	1.82%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.62%)	(1.96%)	(5.14%)
Portfolio turnover	22%	26%	29%
[1] Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Net realized gain on investments distributions of $1 were made by the Fund’s Class C shares, which calculated to de minimus amounts of $0.00 per share.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.
[5] Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
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	Presidential ® Managed Risk 2040 Fund Class I
	Year Ended		11/2/2011 [1] to 9/30/2012
	9/30/2014	9/30/2013
Net asset value, beginning of period	$ 11.59	$ 10.54	$ 10.00
Income from investment operations:
Net investment income[2]	0.20	0.18	0.22
Net realized and unrealized gain	0.62	0.95	0.48
Total from investment operations	0.82	1.13	0.70
Less dividends and distributions from:
Net investment income	(0.18)	(0.08)	(0.16)
Net realized gain	—	— [3]	—
Total dividends and distributions	(0.18)	(0.08)	(0.16)
Net asset value, end of period	$ 12.23	$ 11.59	$ 10.54
Total return[4]	7.08%	10.80%	7.09%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2,951	$ 2,744	$ 2,132
Ratio of expenses to average net assets[5]	0.65%	0.65%	0.60%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[5]	2.45%	3.71%	7.56%
Ratio of net investment income to average net assets	1.68%	1.60%	2.32%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.12%)	(1.46%)	(4.64%)
Portfolio turnover	22%	26%	29%
[1] Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Net realized gain on investments distributions of $202 were made by the Fund’s Class I shares, which calculated to de minimus amounts of $0.00 per share.
[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[5] Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
23

General Information
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated January 28, 2015, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find further information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will provide a free copy of its annual and semi-annual report upon request.
The Fund will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Fund's independent auditors. For an SAI, annual or semi-annual report, either write Lincoln Financial Group. Attn: Presidential Funds/Alliance, P.O. Box 7876, Fort Wayne, Indiana 46801, or call 800-234-3500. You may call this number to request other information about the Fund or to make inquiries. The Fund's website is www.LincolnFinancial.com/presidentialfunds.
You can review and copy information about the Fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-22583
24

Lincoln Advisors Trust
Presidential® Managed Risk 2050 Fund
Class A	PZEAX
Class C	PZECX
Class I	PZEIX
1300 South Clinton Street
Fort Wayne, Indiana 46802
Prospectus January 28, 2015
Presidential® Managed Risk 2050 Fund (the “Fund”) is a series of the Lincoln Advisors Trust (the “Trust”). This prospectus discusses the information about the Fund that you should know before investing. The Fund is designed for investors who plan to retire close to the year 2050.
As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Presidential® Managed Risk 2050 Fund
(Class A, Class C, and Class I)
Summary
Investment Objective
The investment objective of the Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds. More information about these and other discounts is available in the “Classes of Fund Shares” section of this Prospectus or from your financial advisor. Unless you are eligible for a waiver, if you sell (redeem) your Class C shares during the first year, you will pay a contingent deferred sales charge (“CDSC”) of 0.50%.
Shareholder Fees
(Fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases	5.75%	None	None
Maximum Deferred Sales Charge (Load)	None [1]	0.50%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
[1]	Purchases of $1 million or more that are redeemed within 18 months may be subject to a fee of 1.00%.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1 fees)	0.25%	0.50%	None
Shareholder Service Fee	0.15%	0.15%	0.15%
Other Expenses	2.80%	2.80%	2.80%
Acquired Fund Fees and Expenses (AFFE)	0.12%	0.12%	0.12%
Total Annual Fund Operating Expenses[1]	3.72%	3.97%	3.47%
Less Fee Waiver and Expense Reimbursement[2]	(2.70%)	(2.70%)	(2.70%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	1.02%	1.27%	0.77%
[1] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[2] Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets of the Fund. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE and Shareholder Service Fees) exceed 0.75% of the Fund’s average daily net assets for Class A, 1.00% for Class C and 0.50% for Class I. Both agreements will continue at least through January 28, 2016 and cannot be terminated before that date without the mutual agreement of the Trust’s board of trustees and the adviser.
Presidential ® Managed Risk 2050 Fund	1

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s shares for the time periods indicated and then redeem all your shares at the end of those periods (except where otherwise noted). The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The figures reflect the expense limitation for only the first year. Your actual costs may be higher or lower than this example.
	1 year	3 years	5 years	10 years
Class A	$673	$1,412	$2,169	$4,149
Class C	$179	$ 961	$1,811	$4,012
Class C (if you do not redeem your shares)	$129	$ 961	$1,811	$4,012
Class I	$ 79	$ 813	$1,570	$3,567
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will invest 80% or more of its assets in underlying funds, including exchange traded funds (“underlying funds”). The Fund will also employ an actively-managed risk management strategy (the “risk management strategy”), which seeks to stabilize the Fund’s overall portfolio volatility.
Underlying Fund Allocation Strategy. At least 80% of the Fund’s assets will be invested in underlying funds. The Fund will invest primarily in underlying funds that employ a passive investment style, i.e., index funds, although it also may invest in actively managed underlying funds. The Fund’s largest allocation will be to underlying funds that primarily invest in domestic and foreign equity securities, including large-, medium- and small-cap equities and both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets.
On at least a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Fund’s asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market.
On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund’s asset allocation model, including revising the asset class weightings in the model. The maximum amount of change to the model’s asset class allocations that would be made in one year is plus or minus 10%.
Risk Management Strategy. The adviser may invest up to 20% of the Fund’s net assets in the risk management strategy. As part of the risk management strategy, the adviser will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The risk management strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts) to stabilize overall portfolio volatility. “Volatility” in this context means variance in the Fund’s investment returns. Although the adviser is permitted to invest up to 20% in this strategy, under normal market conditions the adviser generally expects to invest less than 10% of the Fund’s net assets in the strategy. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The adviser will seek to hedge currency risk involved in foreign futures contracts.
The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund’s equity exposure. The adviser will sell (short) futures contracts on these indices to decrease the Fund's aggregate economic exposure to equities based on the adviser's evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund's overall portfolio volatility. The Fund's target volatility will adjust over time in relation to the target date. The risk management strategy would allow for more volatility of the Fund's returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund's returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. On at least an
2	Presidential® Managed Risk 2050 Fund

annual basis, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This is designed to ensure that the risk management strategy aligns the Fund’s portfolio volatility with the adviser’s current assessment of overall market risk and general economic climate.
The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.
Target Date Strategy. The Fund is designed for investors planning to retire close to the year 2050 (target date). The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. Before investing in the Fund, an investor should consider, in addition to age and retirement date, other factors such as the investor’s risk tolerance, personal circumstances, and complete financial situation.
The adviser invests the Fund’s assets in underlying funds in accordance with an asset allocation between equity securities and fixed income securities. Over time, the asset allocation model will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the Fund’s asset mix becomes more conservative as time elapses. In addition, the Fund's target volatility of returns under the risk management strategy also becomes more conservative as time elapses. These features reflect the desire to gradually reduce investment risk and volatility both as the retirement date approaches, as well as through the retirement years, in an effort to preserve capital during retirement.
Under normal circumstances, the adviser will invest at least 80% of the Fund's assets in underlying funds. Approximately 92% of these underlying funds will invest primarily in equity securities and 8% will invest primarily in fixed income securities. At the target date, at least 80% of the Fund’s assets are anticipated to be invested in underlying funds. Approximately 55% of these assets at the target date will be in underlying funds that invest primarily in equity securities and 45% in underlying funds that invest primarily in fixed income securities. The Fund’s aggregate economic exposure to equities at the target date may vary between a low of approximately 10% in extreme market conditions and a high of 55% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the target date to be between 35% and 55%.
After the Fund reaches its designated retirement year, it will continue to be managed according to an asset allocation model that becomes increasingly conservative over time, until approximately twenty years after retirement (landing date) when the Fund is expected to maintain a static allocation of approximately 25% of its assets in underlying funds that invest primarily in equity securities. At the landing date, as a result of the risk management strategy, the Fund's net economic exposure to equities may vary between a low of approximately 10% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund's aggregate economic exposure to equities at the landing date to be between 15% and 25%.
The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the investments made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. In addition, Fund shareholders indirectly bear the expenses charged by the underlying funds. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.
•	Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
•	Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
Presidential ® Managed Risk 2050 Fund	3

•	Risk Management Strategy Risk. The success of the adviser’s risk management strategy depends in part on the adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more proprietary or third-party forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.
•	Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•	Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•	Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•	Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies.
•	Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
•	Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•	Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
•	Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the region or country in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•	Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•	Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•	Exchange-Traded Fund (“ETF”) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
•	Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
4	Presidential® Managed Risk 2050 Fund

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the performance of the Fund's Class A shares varied from year to year; and (b) how the Fund's average annual returns for the various periods compare with those of a broad measure of market performance. Information also has been provided for the 2050 Composite, an index compiled by the adviser, which is currently constructed as follows: 52% Wilshire 5000 Total Market IndexSM, 38% MSCI EAFE Index (net dividends), 4% MSCI Emerging Markets Index (net dividends) and 6% Barclays Capital U.S. Aggregate Bond Index. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained at: www.lfg.com/presidential.
During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the first quarter of 2012 at: 8.09%.
The Fund’s lowest return for a quarter occurred in the second quarter of 2012 at: (4.27%).
	Average Annual Total Returns For periods ended 12/31/14
	1 year	Lifetime Since inception (11/2/11)
Class A return before taxes	(4.37%)	6.04%
Class A return after taxes on distributions	(4.90%)	5.54%
Class A return after taxes on distributions and sale of Fund shares	(2.47%)	4.54%
Class C return before taxes	0.72%	7.76%
Class I return before taxes	1.71%	8.31%
Wilshire 5000 Total Market IndexSM (reflects no deductions for fees, expenses or taxes)	12.71%	20.47%
2050 Composite (reflects no deductions for fees, expenses or taxes)	4.77%	14.95%
After-tax performance is presented only for Class A shares. The after-tax returns for other classes may vary. Actual after-tax returns depend on the investor’s individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.
Investment Adviser
Investment Adviser:    Lincoln Investment Advisors Corporation (“LIA”)
LIA Portfolio Managers	Company Title	Experience w/Fund
Kevin J. Adamson	Vice President, Chief Operating Officer	Since November 2011
David A. Weiss	Vice President, Chief Investment Officer	Since November 2011
Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business. Shares may be purchased or redeemed:
•	through your financial advisor,
Presidential ® Managed Risk 2050 Fund	5

•	by regular mail to Lincoln Financial Group, P.O. Box 7876, Fort Wayne, IN 46801, or
•	by overnight courier service to Lincoln Financial Group, Attn: Presidential Funds/Alliance, 1300 S. Clinton Street, Fort Wayne, IN 46802.
The minimum initial purchase for most accounts is $1,000. If you have any questions, contact a client services representative at 800-234-3500.
Some classes in this prospectus may not be available in your state. Class C shares are not offered in Montana and Oklahoma.
Tax Information
The Fund intends to make distributions to shareholders that may be taxed as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including the adviser) may pay the intermediary for the sale of those Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.
6	Presidential® Managed Risk 2050 Fund

Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek the highest total return over time with an increased emphasis on capital preservation as the target date approaches. Thereafter, an emphasis will be placed on high current income with a secondary focus on capital appreciation. This objective is non-fundamental and may be changed without shareholder approval. The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will invest 80% or more of its assets in underlying funds, including exchange traded funds (“underlying funds”). The Fund will also employ an actively-managed risk management strategy (the “risk management strategy”), which seeks to stabilize the Fund’s overall portfolio volatility. The Fund does not currently expect to invest in underlying funds advised by the adviser, although it may do so in the future.
Underlying Fund Allocation Strategy. At least 80% of the Fund’s assets will be invested in underlying funds. The Fund will invest primarily in underlying funds that employ a passive investment style, i.e., index funds, although it also may invest in actively managed underlying funds. The Fund invests in underlying funds that represent different asset classes, market capitalizations and investment styles in domestic and foreign equity and fixed income securities, and that offer broad diversification as they strive to attain their investment objectives. The Fund’s largest allocation will be to funds that primarily invest in domestic and foreign equity securities, including large-, medium- and small-cap equities. These underlying funds will invest in both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets. An underlying fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries or a particular geographic region.
Generally, growth companies may be expected to have an above-average growth rate, including anticipated growth that may outpace that of the U.S. or local foreign economy. Conversely, value companies are generally those companies whose current market valuation is judged to be below the potential future value of the company. Value companies may be considered based on their favorable earnings prospects and dividend yield potential, while growth companies may be considered based on their long-term appreciation prospects and often have relatively low dividend yields.
The underlying fund selections are made based on several considerations, including the fund’s style or asset class exposures, portfolio characteristics, risk profile, and investment process. The adviser carefully reviews the style exposure, portfolio characteristics, and risk profile for each underlying fund over various periods and market environments to assess each fund’s suitability as an investment for the Fund. Such processes may not achieve the desired results.
On at least a quarterly basis, the adviser will evaluate the need to add, remove and/or re-weight the underlying funds in the Fund’s asset allocation model. The adviser will also periodically rebalance the weightings in the underlying funds to the asset allocation model. In general, the adviser does not anticipate making frequent changes in the asset allocation model and will not attempt to time the market. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. During extreme market conditions, exchange-traded futures could potentially reduce the Fund’s equity exposure to a substantial degree.
Asset allocations are determined by the adviser using a “top down” approach which incorporates current capital markets data and makes certain assumptions or projections about future correlations, risks, and return profiles of various asset classes. Among other factors, the adviser examines key financial metrics and uses various mathematical and statistical analyses. On at least an annual basis, the adviser will reassess and make any necessary revisions in the Fund’s asset allocation model, including revising the asset class weightings in the model. At that time, the level of exchange-traded futures held will be adjusted for any changes to the asset allocation model. This is designed to ensure that the risk management strategy aligns the Fund’s portfolio volatility with the adviser’s current assessment of overall equity market risk and general economic climate. The maximum amount of change to the model’s asset class allocations that would be made in one year is plus or minus 10%.
Risk Management Strategy. The adviser may invest up to 20% of the Fund’s net assets in the risk management strategy. As part of the risk management strategy, the adviser will invest the portion of the Fund not invested in underlying funds in exchange-traded futures contracts, cash collateral to support these contracts and/or high-quality short-term money market investments. The risk management strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts) to stabilize the Fund’s overall portfolio volatility. “Volatility” in this context means variance in the Fund’s investment returns. Although the adviser is permitted to invest up to 20% in this strategy, under normal market conditions the adviser generally expects to invest less than 10% of the Fund’s net assets in the strategy.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund's overall volatility. The adviser also adjusts short futures positions to realign individual hedges when the adviser rebalances the portfolio’s asset allocation among underlying funds. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The adviser will seek to hedge currency risk involved in foreign futures contracts primarily through the use of exchange-traded currency futures contracts. In addition, under certain market conditions, the adviser reserves the right to purchase or sell exchange-traded interest rate futures to manage interest rate risks in the portfolio.
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The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund’s equity exposure. The adviser will primarily sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon the adviser’s evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.
During periods of rising equity security prices, the adviser will manage the Fund’s futures contracts in an effort to retain the growing value of the Fund’s portfolio. During or after severe market downturns, however, the Fund’s adviser will look to harvest gains on the Fund’s short futures positions and the amount of short futures held by the Fund will then decrease. The Fund's target volatility will adjust over time in relation to the target date. The risk management strategy would allow for more volatility of the Fund's returns the further the Fund is from the target date, but seeks to more tightly control the volatility of the Fund's returns as the investor reaches retirement and as the investor ages. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions.
In addition to holding short positions in exchange-traded futures, the adviser may periodically purchase exchange-traded futures contracts (a “long” position in futures) to increase the overall level of economic exposure to equity securities held by the Fund, typically where the Fund is holding idle cash that is awaiting investment in underlying funds. However, at no time will the Fund’s use of futures override or change the Fund’s maximum target allocation to equity securities.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to unhedged funds. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.
Target Date Strategy. The Fund is designed for investors planning to retire close to the year 2050 (target date). The target date refers to the approximate year an investor in the Fund would plan to retire and likely stop making new investments in the Fund. Before investing in the Fund, an investor should consider, in addition to age and retirement date, other factors such as the investor’s risk tolerance, personal circumstances, and complete financial situation.
The adviser invests the Fund’s assets in underlying funds in accordance with an asset allocation between equity securities and fixed income securities. Over time, the asset allocation model will change according to a predetermined “glide path” shown in the chart below. As the glide path shows, the Fund’s asset mix becomes more conservative as time elapses. In addition, the Fund's target volatility of returns under the risk management strategy also becomes more conservative as time elapses. These features reflect the desire to gradually reduce investment risk and volatility both as the retirement date approaches, as well as through the retirement years, in an effort to preserve capital during retirement.
The Fund’s current investment strategy, under normal circumstances, will be to invest at least 80% of its assets in underlying funds. Approximately 92% of these underlying funds will invest primarily in equity securities and 8% will invest primarily in fixed income securities. The asset class allocations in the Fund’s model are not expected to vary from the Fund’s current investment strategy by more than plus or minus 10% in any one year.
At the target date, at least 80% of the Fund’s assets are anticipated to be invested in underlying funds. Approximately 55% of these will be in underlying funds that invest primarily in equity securities and 45% in underlying funds that invest primarily in fixed income securities. As a result, the Fund’s aggregate economic exposure to equities (reflecting the futures contracts) at the target date may vary between a low of approximately 10% in extreme market conditions and a high of 55% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the target date to be between 35% and 55%.
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For approximately 20 years after the Fund reaches its target date, the Fund will continue to seek to achieve its investment objective by maintaining its allocation to underlying funds between equity securities and fixed income securities. During this 20-year period, the Fund will gradually increase its emphasis on current income and the preservation of capital, and capital appreciation will gradually become a secondary focus of the Fund. The Fund’s exposure to equity securities will continue to decline until approximately 20 years after its target date, when the Fund’s allocations to underlying funds among different types of assets will become fixed (landing date). Thus, the landing date for the Fund is approximately 2070. The Fund’s allocation to underlying funds at the landing date is expected to be at least 80% of its net assets, 25% of which will be in underlying funds that invest primarily in equity securities and 75% in underlying funds that invest primarily in fixed income securities. However, the net economic exposure to equities (reflecting the futures contracts) at the landing date may vary between a low of approximately 10% in extreme market conditions and a high of 25% in more benign markets. Under normal market conditions, the adviser expects the Fund’s aggregate economic exposure to equities at the landing date to be between 15% and 25%.
The Fund expects investors to gradually withdraw their monies from the time of the Fund's target date to the landing date and beyond. As a result of these withdrawals and the resulting decrease in the Fund's size, the Fund's expense ratio is expected to increase.
The adviser allocates assets and selects underlying funds and investments in ways that seek to outperform the 2050 Composite. The 2050 Composite, an index compiled by the adviser, is currently constructed as follows: 52% Wilshire 5000 Total Market IndexSM, 38% MSCI EAFE Index (net dividends), 4% MSCI Emerging Markets Index (net dividends) and 6% Barclays Capital U.S. Aggregate Bond Index. The Fund’s risk management strategy may cause the Fund’s return to trail the un-hedged return of the 2050 Composite in strong, increasing markets.
The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).
In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
What are the Underlying Funds?
The Fund operates as a “fund of funds” structure, which means that the Fund invests some or all of its assets in other mutual funds. For this structure, the Fund may rely on certain federal securities laws that generally permit a fund to invest in affiliated and non-affiliated funds within certain percentage limitations and in other securities that are not issued by mutual funds. The Fund also has received an exemptive order from the SEC (Release Nos. 29168 and 29196) to permit the Fund to acquire shares of affiliated and non-affiliated funds beyond the statutory limits, subject to certain conditions. Under the SEC order, the Fund may also invest in other securities and financial instruments that are not issued by mutual funds.
The Fund's relative weightings in the underlying funds will vary over time. The Fund is not required to invest in any particular underlying fund. A substantial portion of the Fund's net assets may be invested in underlying funds that employ a passive investment style, i.e., index funds. The portfolio manager may add, eliminate or replace underlying funds at any time and may invest in affiliated or non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the investments made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. In addition, Fund shareholders indirectly bear the expenses charged by the underlying funds. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of: the issuer of the security, an industry, a sector of the economy, or the overall securities market.
Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Risk Management Strategy Risk. The success of the adviser’s risk management strategy depends in part on the adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more proprietary or third-party forecasting models. There is no guarantee that the models will be accurate or that the
9

Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models. In low volatility markets the volatility management strategy may not mitigate losses. In addition, the adviser may not be able to effectively implement the strategy (through the purchases of exchange-traded futures) during rapid or extreme market events. Such inefficiency in implementation could cause the Fund to lose more money than investing without the risk management strategy or not realize potential gains. Any one of these factors could impact the success of the volatility management strategy, and the Fund may not perform as expected.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.
Prices of small and medium-sized company stocks may fluctuate independently of larger company stock prices. Small and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or increasing interest rates.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to governmental collapse and war. They also could include a foreign government’s imposing a heavy tax on a company, withholding a company’s payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring withdrawal of assets from the country.
Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.
The volume of transactions in foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, economic and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result
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in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the region or country, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. There may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Exchange-Traded Fund (“ETF”) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
Non-Diversification Risk. When a mutual fund is non-diversified it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
Management and Organization
The Fund's business and affairs are managed under the direction of its Board of Trustees (“Board”). The Board has the power to amend the Fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the Fund except those granted to the shareholders.
Manager of Managers:    The Fund employs a “manager of managers” structure, which means that the Fund’s investment adviser may delegate the management of some or all of the Fund’s investment portfolio to a sub-adviser. To use this structure, the Fund has received an exemptive order from the SEC (Release Nos. 27512 and 29197) to permit the Fund’s investment adviser – with Fund Board approval – to enter into and amend a sub-advisory agreement for the Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, the Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Fund’s adviser is not permitted to hire affiliated sub-advisers without shareholder approval. The Fund’s adviser does not currently delegate portfolio management to a sub-adviser.
Investment Adviser:    Lincoln Investment Advisors Corporation (“LIA”) is the Fund's investment adviser. LIA is a registered investment adviser and wholly-owned subsidiary of The Lincoln National Life Insurance Company (“Lincoln Life”). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 30 years.
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Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Trust has entered into an Investment Management Agreement with LIA with respect to the Fund. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds or exchange-traded funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.
A description of LIA (including the effective advisory fee rate for the most recently completed fiscal year) and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.
Adviser	LIA (aggregate advisory fee paid to LIA for the fiscal year ended September 30, 2014 was 0.30% of the Fund's average net assets, net of advisory fee waivers).
LIA Portfolio Managers	Kevin J. Adamson, CPA and David A. Weiss, CFA are co-portfolio managers and are responsible for the day-to-day management of the Fund.
Kevin J. Adamson, CPA, is a Portfolio Manager and is responsible for the day-to-day co-management of the Fund. With the Funds Management team at LNC since 2004 in sub-adviser oversight and new investment strategy development, he currently is Vice President and Chief Operating Officer of LIA. Mr. Adamson oversees performance analysis, trading oversight, and investment relationship management for the investment options offered across LNC’s products. Mr. Adamson is a Certified Public Accountant with over 24 years of financial service industry experience. Mr. Adamson holds a B.S. from Indiana University.
David A. Weiss, CFA, is a Portfolio Manager and is responsible for the day-to-day co-management of the Fund. With LIA and its predecessor entity since 2004, Mr. Weiss currently is Vice President and Chief Investment Officer of LIA, and is responsible for leading LIA’s due diligence and investment team, including oversight of LIA’s asset allocation services. He is Chairman of LIA’s Investment Committee, Asset Allocation Committee and Derivatives Committee. In this role, Mr. Weiss oversees all aspects of the investment portfolios and platforms LIA manages. A Chartered Financial Analyst® (CFA) Charterholder, Mr. Weiss also holds a B.S. from Plymouth State College and an M.B.A. from Boston University Graduate School of Management.
LIA may hire consultants to assist it in management of the Fund. These consultants will not have management discretion over Fund assets.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory contract is available in the Fund's annual report to shareholders for the period ended September 30, 2014.
Distributor: The Fund's distributor, Lincoln Financial Distributors, Inc. (“LFD”), is located at 130 North Radnor-Chester Road, Radnor, PA 19087 and is a broker-dealer registered with the SEC.
Classes of Fund Shares
The Fund offers Class A, Class C and Class I shares in this prospectus. Each class of shares is subject to different types and levels of sales charges (if applicable) and other fees than the other classes and bears a different level of expenses.
The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. More extensive information about the Fund’s multi-class arrangements is included in the SAI which may be obtained from the Fund free of charge.
Class A Shares
•	You pay an initial sales charge when you buy Class A shares. The maximum initial sales charge is 5.75%. The sales charge is deducted from your investment so that not all of your purchase payment is invested.
•	You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the SAI for details.
•	Class A shares are subject to lower 12b-1 fees than Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class C shareholders.
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•	You normally pay no contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although you may pay a 1.00% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the SAI for details.
Class C Shares
•	You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.
•	You normally pay a CDSC of 0.50% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the SAI for details.
•	Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.
Class I Shares
•	You do not pay an initial sales charge when you buy Class I shares or a CDSC when you redeem Class I shares.
•	Class I shares are not subject to 12b-1 fees. Therefore, Class I shares shareholders generally pay lower annual expenses and receive higher dividends than Class A and Class C shareholders.
Some or all of the payments described below are paid or “reallowed” to financial intermediaries. The following provides additional information about the sales charges and other expenses associated with Class A and Class C shares.
Initial Sales Charges — Class A Shares
This section includes important information about sales charge reduction programs available to investors in Class A shares and describes information or records you may need to provide to LFD or your financial intermediary in order to be eligible for sales charge reduction programs.
Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares is the net asset value (“NAV”) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions. For investors investing in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper “breakpoint” discount.
Amount of Purchase (thousands)	Initial Sales Charge as % of Net Amount Invested	Initial Sales Charge as % of Public Offering Price	Dealer Commission as % of offer price
< $50	6.10%	5.75%	4.50%
$50 but < $100	4.71%	4.50%	3.75%
$100 but < $250	3.63%	3.50%	2.75%
$250 but < $500	2.56%	2.50%	2.00%
$500 but < $1,000	2.04%	2.00%	1.60%
Investors may reduce or eliminate sales charges applicable to purchases of Class A shares through utilization of the Combined Purchase Privilege, the Cumulative Quantity Discount (Right of Accumulation), a Letter of Intent or the Reinstatement Privilege. These programs, which apply to purchases of one or more funds that are series of the Trust that offer Class A shares (other than any money market fund) (together, “Eligible Funds”), are summarized below and are described in greater detail in the SAI.
Right of Accumulation and Combined Purchase Privilege (Breakpoints). A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A shares (the “Combined Purchase Privilege”) by combining concurrent purchases of the Class A shares of one or more Eligible Funds into a single purchase. In addition, a Qualifying Investor may qualify for a reduced sales charge on Class A shares (the “Right of Accumulation” or “Cumulative Quantity Discount”) by combining the purchase of Class A shares of an Eligible Fund with the current aggregate net asset value of all Class A and Class C shares of any Eligible Fund held by accounts for the benefit of such Qualifying Investor.
The term “Qualifying Investor” refers to:
(i)	An individual, such individual’s spouse, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member);
(ii)	A trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved; or
(iii)	An employee benefit plan of a single employer.
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*	For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (i) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.
Please see the SAI for details and for restrictions applicable to shares held by certain employer-sponsored benefit programs.
Letter of Intent. An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intent to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s). The maximum intended investment allowable in a Letter of Intent is $1,000,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single purchase of the dollar amount indicated in the Letter of Intent. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter of Intent will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.
Reinstatement Privilege. A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at NAV without any sales charge, provided that such investment is made within 120 calendar days after the redemption or repurchase date. The limitations and restrictions of this program are fully described in the SAI.
Method of Valuation of Accounts. To determine whether a shareholder qualifies for a reduction in sales charge on a purchase of Class A shares of Eligible Funds, the offering price of the shares is used for purchases relying on the Combined Purchase Privilege or a Letter of Intent and the amount of the total current purchase (including any sales load) plus the NAV (at the close of business on the day of the current purchase) of shares previously acquired is used for the Cumulative Quantity Discount.
Sales at Net Asset Value. In addition to the programs summarized above, the Fund may sell its Class A shares at NAV without an initial sales charge to certain types of accounts or account holders, including, but not limited to:
(i)	Current or retired officers, trustees, directors or employees of the Trust, Lincoln Variable Insurance Products Trust, LNC, LIA, or LFD, other affiliates of LNC; a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons; or any trust, profit-sharing or pension plan for the benefit of any such person and to any other person if LFD anticipates that there will be minimal sales expenses associated with the sale;
(ii)	Current registered representatives and other full-time employees of participating brokers or such persons’ spouses or for trust or custodial accounts for their minor children;
(iii)	Trustees or other fiduciaries purchasing shares for certain plans sponsored by employers, professional organizations or associations or charitable organizations; the trustee, administrator, recordkeeper, fiduciary, broker, trust company or registered investment adviser which has an agreement with LFD with respect to such purchases (including provisions related to minimum levels of investment in a Fund), and to participants in such plans and their spouses purchasing for their account(s) or IRAs;
(iv)	Participants investing through accounts known as “wrap accounts” established with brokers or dealers approved by LFD where such brokers or dealers are paid a single, inclusive fee for brokerage and investment management services;
(v)	Client accounts of broker-dealers or registered investment advisers affiliated with such broker-dealers with which LFD has an agreement for the use of a fund in particular investment products or programs or in particular situations; and
(vi)	Accounts for which the company that serves as trustee or custodian either (a) is affiliated with LNC or (b) has a specific agreement to that effect with LFD.
In addition, Class A shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at NAV and are not subject to any sales charges.
Required Shareholder Information and Records. In order for investors in Class A shares to take advantage of sales charge reductions, an investor or his or her financial intermediary must notify LFD that the investor qualifies for such a reduction. If LFD is not notified that the investor is eligible for these reductions, LFD will be unable to ensure that the reduction is applied to the investor’s account. An investor may have to provide certain information or records to his or her financial intermediary or LFD to verify the investor’s eligibility for breakpoint privileges or other sales charge waivers. An investor may be asked to provide information or records, including account statements, regarding shares of the Fund or other Eligible Funds held in:
•	All of the investor’s accounts held directly with the Trust or through a financial intermediary;
•	Any account of the investor at another financial intermediary; and
•	Accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.
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CDSCs on Class C Shares
Unless you are eligible for a waiver, if you sell (redeem) your Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules. For investors investing in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.
Years Since Purchase Payment Was Made	Percentage Contingent Deferred Sales Charge
First	0.50%
Thereafter	0%
CDSCs on Class A Shares
Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. As of the date of this Prospectus, the Fund is not charging this CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.
How CDSCs will be Calculated
A CDSC is imposed on redemptions of Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares to fall below the total dollar amount of your purchase payments subject to the CDSC.
The following rules apply under the method for calculating CDSCs:
•	Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.
•	For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV of $10. If the NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.
•	CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account
•	In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.
Reductions and Waivers of Initial Sales Charges and CDSCs
The initial sales charges on Class A shares and the CDSCs on Class A and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the SAI for details.
Distribution and Servicing (12b-1) Plan
The Fund pays fees to LFD on an ongoing basis as compensation for the services LFD renders and the expenses LFD bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to a Distribution and Servicing Plan (“12b-1 Plan”) adopted by the Fund pursuant to the 1940 Act.
Class A shares pay both distribution and servicing fees at a rate of up to 0.30% of the Fund's average daily net assets attributable to Class A shares. The Fund currently charges only 0.25%, but may charge the higher rate in the future upon Board approval. Class C shares pay both distribution and servicing fees at a rate of up to 1.00% of the Fund's average daily net assets attributable to Class C shares. The Fund currently charges only 0.50% for Class C shares, but may charge the higher rate in the future upon Board approval. Class I shares are not subject to any distribution or servicing fees. The fees may be used to pay LFD for distribution services and sales support services provided in connection with Class A and Class C shares. The fees also may be used to pay financial intermediaries for the sales support services and related expenses and shareholder servicing fees. Shareholder servicing fees are paid to compensate financial intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares.
Because distribution fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges, such as sales charges that are deducted at the time of investment. Therefore, although Class C shares do not pay initial sales charges, the distribution fees payable on Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares.
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Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the NYSE and communicated to the Fund or its designee prior to such time as agreed upon by the Fund and intermediary will be effected at the NAV determined on the business day the order was received by the intermediary.
A Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
Fund Assets Other Than Underlying Funds. The Fund typically values its assets based on “market price.” Market price is typically an equity security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and asked prices (or the price established by an independent pricing service). Certain short-term fixed-income securities are valued based on “amortized cost.”
In certain circumstances, the Fund may value its portfolio securities at “fair value” as determined in good faith under procedures established by the Fund's Board. The fair value of portfolio securities may differ from quoted or published prices for the same securities that the Board believes are unreliable. Fair value pricing involves subjective judgments, and it is possible that a security’s fair value price is materially different than the value realized upon the sale of that security.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third party vendor modeling tools to the extent available.
Underlying Fund Assets. If the Fund invests in one or more mutual funds (each an “underlying fund”), the Fund values underlying fund shares at their respective NAVs. For more information regarding the determination of an underlying fund’s NAV, including when the underlying fund will fair value its portfolio securities and the effects of using fair value pricing, see the underlying fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
How to buy shares
By mail
Complete an investment form and mail it with your check, made payable to the Fund and class of shares you wish to purchase, to Lincoln Financial Group, P.O. Box 7876, Fort Wayne, IN 46801 or Lincoln Financial Group. Attn: Presidential Funds/Alliance, 1300 S. Clinton Street, Fort Wayne, IN 46802, for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.
As of the date of this Prospectus, the Fund is only available to investors purchasing through Lincoln affiliates.
By exchange
You may exchange all or part of your investment in the Fund for shares of other Funds in the Trust. To open an account by exchange, call Lincoln Financial Group at 800-234-3500.
Through your financial advisor
Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.
As of the date of this Prospectus, the Fund is only available to investors purchasing through Lincoln affiliates.
The price you pay for shares will depend on when we receive your purchase order. If the Fund's transfer agent or a sub-transfer agent receives your purchase in good order before the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern time, you will pay that day's closing share price, which is based on the Fund's NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day's price. The Fund reserves the right to reject any purchase order.
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How to redeem shares
By mail
You may redeem your shares by mail by writing to Lincoln Financial Group, P.O. Box 7876, Fort Wayne, IN 46801 (for redemptions by regular mail) or to Lincoln Financial Group, Attn: Presidential Funds/Alliance, 1300 S. Clinton Street, Fort Wayne, IN 46802 for redemptions by overnight courier service. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.
As of the date of this Prospectus, all redemptions should be effected by contacting your Lincoln-affiliated intermediary.
Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares (selling them back to the Fund). Your financial advisor may charge a separate fee for this service.
As of the date of this Prospectus, all redemptions should be effected by contacting your Lincoln-affiliated intermediary.
When you send us a properly completed request form to redeem or exchange shares, and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next business day. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.
The Fund sells and redeems its shares, after deduction of any applicable sales charge, at the NAV next determined after the Fund or its agent receives a purchase or redemption request in good order. The value of shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.
Redemptions-in-kind
The Fund has reserved the right to pay for redemptions with portfolio securities under certain conditions. See the SAI for more information on redemptions-in-kind.
Account Minimum
If you redeem shares and your account balance falls below $500, the Fund may redeem your shares after 60 days' written notice to you.
Exchanges
You may generally exchange all or part of your shares for shares of the same class of another Fund. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through such an exchange.
Document Delivery
If you have an account in the same Fund as another person or entity at your address, we send one copy of the Fund's prospectus and annual and semi-annual reports to that address, unless you elect otherwise. This will help the Fund reduce the Fund's printing and mailing expenses. We will continue to send one copy of each of these documents to that address until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call your client services representative at 800-234-3500. We will begin sending you individual copies of these documents 30 days after receiving your request.
Payment to Financial Intermediaries
LIA and its affiliates, including LFD, may pay certain costs of marketing the Fund from legitimate profits. LIA and its affiliates may also share with financial intermediaries certain marketing expenses or pay for the opportunity to distribute the Fund, sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs. LIA and its affiliates
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may pay amounts from their own resources to third parties, including brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing record keeping, subaccounting, transaction processing and other administrative services. These payments, which may be substantial, are in addition to any fees that may be paid by the Fund for these types of services or for other services.
The amount of these payments is determined from time to time by LIA and may differ among such financial intermediaries. Such payments may provide incentives for such parties to make fund shares available to their customers, and may allow the Fund greater access to such parties and their customers than would be the case if no payments were paid. Such access advantages include, but are not limited to, placement of a fund on a list of mutual funds offered as investment options to the financial intermediary’s customers (sometimes referred to as “Shelf Space”); access to the financial intermediary’s registered representatives; and/or ability to assist in training and educating the financial intermediary’s registered representatives. These payment arrangements will not, however, change the price an investor pays for fund shares or the amount that the Fund receives to invest on behalf of the investor. These payments may create potential conflicts of interests between an investor and a financial intermediary who is recommending a particular mutual fund over other mutual funds. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell fund shares, and you should contact your financial intermediary for details about any payments it may receive from the Fund or from LIA. Payments are typically based on a percentage of assets under management or based on the number of customer accounts or a combination thereof. Payments to a financial intermediary that is compensated based on its customers’ assets typically vary in any given year based on assets invested in the Fund by the financial intermediary’s customers.
For more information, please see the SAI.
Market Timing
Frequent, large, or short-term transfers, such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. Such transfers may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. Frequent trading risks are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved market timing policies and procedures (the “Market Timing Procedures”).
To the extent that there is a delay between a change in the value of a Fund’s portfolio holdings, and the time when that change is reflected in the NAV of the Fund’s shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund’s portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LIA each reserves the right to reject or restrict or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LIA, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Fund may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price.
Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. The Fund's ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of Fund investors determined to engage in such transfer activity that may adversely affect other Fund investors involves judgments that are inherently subjective.
As a result of these noted limitations, there is no guarantee that the Fund will be able to identify possible market timing activity or that market timing will not occur in the Fund. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This makes it more difficult for a Fund to identify short-term transactions in the Fund. If the Fund is unable to detect market timers, you may experience dilution in the value of your Fund shares and increased brokerage and administrative costs in the Fund. This may result in lower long-term returns for your investments.
The Board may revise the Market Timing Procedures at any time as necessary and without prior notice to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Fund also reserves the right to implement and administer redemption fees in the future.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.
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Distribution Policy and Federal Income Tax Considerations
Dividends and distributions
The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare dividends semi-annually and distribute all of its net investment income, if any, to shareholders as dividends semi-annually. The Fund will distribute net realized capital gains, if any, at least annually, usually in December. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.
Annual statements
Each year, the Fund will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.
Tax considerations
Fund distributions. The Fund expects that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional fund shares or receive them in cash.
For federal income tax purposes, fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.
Use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders.
Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale.
State and local taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.
This discussion of dividends, distributions, and taxes is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.
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Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Class A, Class C, and Class I shares since their inception. Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.
	Presidential ® Managed Risk 2050 Fund Class A
	Year Ended		11/2/2011 [1] to 9/30/2012
	9/30/2014	9/30/2013
Net asset value, beginning of period	$ 11.64	$ 10.46	$ 10.00
Income from investment operations:
Net investment income[2]	0.19	0.16	0.22
Net realized and unrealized gain	0.64	1.12	0.38
Total from investment operations	0.83	1.28	0.60
Less dividends and distributions from:
Net investment income	(0.17)	(0.10)	(0.14)
Total dividends and distributions	(0.17)	(0.10)	(0.14)
Net asset value, end of period	$ 12.30	$ 11.64	$ 10.46
Total return[3]	7.13%	12.31%	6.10%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2,336	$ 1,877	$ 266
Ratio of expenses to average net assets[4]	0.90%	0.90%	0.84%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	3.60%	5.11%	8.34%
Ratio of net investment income to average net assets	1.53%	1.42%	2.32%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.17%)	(2.79%)	(5.18%)
Portfolio turnover	18%	25%	29%
[1] Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.
[4] Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
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	Presidential ® Managed Risk 2050 Fund Class C
	Year Ended		11/2/2011 [1] to 9/30/2012
	9/30/2014	9/30/2013
Net asset value, beginning of period	$ 11.61	$ 10.46	$ 10.00
Income from investment operations:
Net investment income[2]	0.16	0.13	0.19
Net realized and unrealized gain	0.64	1.11	0.39
Total from investment operations	0.80	1.24	0.58
Less dividends and distributions from:
Net investment income	(0.14)	(0.09)	(0.12)
Total dividends and distributions	(0.14)	(0.09)	(0.12)
Net asset value, end of period	$ 12.27	$ 11.61	$ 10.46
Total return[3]	6.90%	11.95%	5.88%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 13	$ 12	$ 10
Ratio of expenses to average net assets[4]	1.15%	1.15%	1.09%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	3.85%	5.36%	8.59%
Ratio of net investment income to average net assets	1.28%	1.17%	2.07%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(1.42%)	(3.04%)	(5.43%)
Portfolio turnover	18%	25%	29%
[1] Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.
[4] Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
21

	Presidential ® Managed Risk 2050 Fund Class I
	Year Ended		11/2/2011 [1] to 9/30/2012
	9/30/2014	9/30/2013
Net asset value, beginning of period	$ 11.66	$ 10.46	$ 10.00
Income from investment operations:
Net investment income[2]	0.22	0.18	0.24
Net realized and unrealized gain	0.64	1.13	0.38
Total from investment operations	0.86	1.31	0.62
Less dividends and distributions from:
Net investment income	(0.20)	(0.11)	(0.16)
Total dividends and distributions	(0.20)	(0.11)	(0.16)
Net asset value, end of period	$ 12.32	$ 11.66	$ 10.46
Total return[3]	7.38%	12.59%	6.33%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2,976	$ 2,664	$ 2,185
Ratio of expenses to average net assets[4]	0.65%	0.65%	0.59%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	3.35%	4.86%	8.09%
Ratio of net investment income to average net assets	1.78%	1.67%	2.57%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(0.92%)	(2.54%)	(4.93%)
Portfolio turnover	18%	25%	29%
[1] Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4] Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
22

General Information
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated January 28, 2015, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find further information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will provide a free copy of its annual and semi-annual report upon request.
The Fund will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Fund's independent auditors. For an SAI, annual or semi-annual report, either write Lincoln Financial Group. Attn: Presidential Funds/Alliance, P.O. Box 7876, Fort Wayne, Indiana 46801, or call 800-234-3500. You may call this number to request other information about the Fund or to make inquiries. The Fund's website is www.LincolnFinancial.com/presidentialfunds.
You can review and copy information about the Fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-22583
23

Lincoln Advisors Trust
Presidential® Managed Risk Moderate Fund
Class A	PZFAX
Class C	PZFCX
Class I	PZFIX
1300 South Clinton Street
Fort Wayne, Indiana 46802
Prospectus January 28, 2015
Presidential® Managed Risk Moderate Fund (the “Fund”) is a series of the Lincoln Advisors Trust (the “Trust”). This prospectus discusses the information about the Fund that you should know before investing.
As with all mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
We have not authorized any dealer, salesperson, or any other person to give any information, or to make any representation, other than what this prospectus states.

Presidential® Managed Risk Moderate Fund
(Class A, Class C, and Class I)
Summary
Investment Objective
The investment objective of the Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds. More information about these and other discounts is available in the “Classes of Fund Shares” section of this Prospectus or from your financial advisor. Unless you are eligible for a waiver, if you sell (redeem) your Class C shares during the first year, you will pay a contingent deferred sales charge (“CDSC”) of 0.50%.
Shareholder Fees
(Fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases	5.75%	None	None
Maximum Deferred Sales Charge (Load)	None [1]	0.50%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None	None
Redemption Fee	None	None	None
Exchange Fee	None	None	None
[1]	Purchases of $1 million or more that are redeemed within 18 months may be subject to a fee of 1.00%.
Annual Fund Operating Expenses
(Expenses that you pay each year as a percentage of the value of your investment)	Class A	Class C	Class I
Management Fee	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1 fees)	0.25%	0.50%	None
Shareholder Service Fee	0.15%	0.15%	0.15%
Other Expenses	8.05%	8.05%	8.05%
Acquired Fund Fees and Expenses (AFFE)	0.15%	0.15%	0.15%
Total Annual Fund Operating Expenses[1]	9.00%	9.25%	8.75%
Less Fee Waiver and Expense Reimbursement[2]	(7.95%)	(7.95%)	(7.95%)
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	1.05%	1.30%	0.80%
[1] The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.
[2] Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee: 0.10% of the Fund’s average daily net assets of the Fund. The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE and Shareholder Service Fees) exceed 0.75% of the Fund’s average daily net assets for Class A, 1.00% for Class C and 0.50% for Class I. Both agreements will continue at least through January 28, 2016 and cannot be terminated before that date without the mutual agreement of the Trust’s board of trustees and the adviser.
Presidential ® Managed Risk Moderate Fund	1

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s shares for the time periods indicated and then redeem all your shares at the end of those periods (except where otherwise noted). The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The figures reflect the expense limitation for only the first year. Your actual costs may be higher or lower than this example.
	1 year	3 years	5 years	10 years
Class A	$676	$2,370	$3,930	$7,318
Class C	$182	$1,970	$3,655	$7,279
Class C (if you do not redeem your shares)	$132	$1,970	$3,655	$7,279
Class I	$ 82	$1,837	$3,464	$7,026
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.The Fund was operational for only part of the most recent fiscal year. During the period November 1, 2013, commencement of operations, through September 30, 2014, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will invest 80% or more of its assets in underlying funds, including exchange traded funds (“underlying funds”). The Fund will also employ an actively-managed risk management strategy (the “risk management strategy”), which seeks to stabilize the Fund’s overall portfolio volatility.
Underlying Fund Allocation Strategy. At least 80% of the Fund’s assets will be invested in underlying funds. The Fund will invest primarily in underlying funds that employ a passive investment style, i.e., index funds, although it also may invest in actively managed underlying funds. The Fund’s largest allocation will be to underlying funds that invest primarily in domestic and foreign equity securities including large-, medium- and small-cap equities with both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets. A smaller allocation will be made to underlying funds that invest primarily in domestic and global fixed -income securities, including mortgage-backed and inflation-indexed bonds.
On at least an annual basis, the adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds to the current asset allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The adviser uses various analytical tools and proprietary and third party research to construct the portfolio in ways that seek to outperform the Fund’s benchmark index, the Managed Risk Moderate Composite. The underlying fund selection is made based on the Fund’s particular asset allocation strategy, the adviser’s desired asset class exposures, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment. The Fund does not currently expect to invest in underlying funds advised by the adviser, although it may do so in the future.
Risk Management Strategy. The Fund’s risk management strategy seeks to stabilize the Fund’s overall portfolio volatility. Although the adviser is permitted to invest up to 20% in the risk management strategy, under normal market conditions the adviser generally expects to invest less than 10% of the Fund’s net assets in the risk management strategy.
The risk management strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts). The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund’s equity exposure.
The adviser will regularly adjust the level of exchange-traded futures contracts to manage the overall portfolio volatility. “Volatility” in this context means variance in the Fund’s investment returns. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques to seek to preserve gains after favorable market conditions and reduce losses in adverse market conditions. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy. The adviser will seek to hedge currency risk involved in foreign futures contracts.
2	Presidential® Managed Risk Moderate Fund

The Fund’s investment in exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to un-hedged funds. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. Under certain circumstances, the Fund’s use of exchange-traded futures in the risk management strategy may increase its economic exposure to equity securities up to a maximum of 70% of the Fund’s assets. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.
In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the Fund’s principal investment strategies. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.
The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the investments made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. In addition, Fund shareholders indirectly bear the expenses charged by the underlying funds. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.
•	Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money.
•	Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.
•	Risk Management Strategy Risk. The success of the adviser’s risk management strategy depends in part on the adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more proprietary or third-party forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models.
•	Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance.
•	Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price.
•	Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market.
•	Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies.
•	Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.
•	Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
•	Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
•	Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).
Presidential ® Managed Risk Moderate Fund	3

•	U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
•	Derivatives Risk. Derivatives, such as futures, forwards, options and swaps, involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments may be “leveraged”, which may magnify or otherwise increase investment losses.
•	Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.
•	Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
•	Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
•	Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the region or country in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
•	Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile, and futures contracts may be illiquid. In addition, there may be imperfect or even negative correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested.
•	Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge.
•	Exchange-Traded Fund (“ETF”) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
•	Non-Diversification Risk. When a mutual fund is non-diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
4	Presidential® Managed Risk Moderate Fund

Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the performance of the Fund's Class A shares varied from year to year; and (b) how the Fund's average annual returns for the various periods compare with those of a broad measure of market performance. Information also has been provided for the Moderate Composite, an index complied by LIA, the Fund's adviser. This index is constructed as follows: 41% Wilshire 5000 Total Market IndexSM, 40% Barclays U.S. Aggregate Bond Index, 15% MSCI EAFE NR Index and 4% MSCI Emerging Markets NR Index. The bar chart shows performance of the Fund's Class A shares, but does not reflect the impact of sales charges (loads). If it did, returns would be lower than those shown. Performance in the Average Annual Total Returns table reflects the impact of sales charges. The Fund's past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained at: www.lfg.com/presidential.
During the periods shown in the above chart, the Fund’s highest return for a quarter occurred in the second quarter of 2014 at: 3.64%.
The Fund’s lowest return for a quarter occurred in the third quarter of 2014 at: (1.71%).
	Average Annual Total Returns For periods ended 12/31/14
	1 year	Lifetime Since inception (11/1/13)
Class A return before taxes	(3.60%)	(1.42%)
Class A return after taxes on distributions	(4.14%)	(2.06%)
Class A return after taxes on distributions and sale of Fund shares	(2.04%)	(1.34%)
Class C return before taxes	1.55%	3.46%
Class I return before taxes	2.55%	3.97%
Wilshire 5000 Total Market IndexSM (reflects no deductions for fees, expenses or taxes)	12.71%	16.06%
Moderate Composite (reflects no deductions for fees, expenses or taxes)	6.72%	7.64%
Investment Adviser
Investment Adviser:    Lincoln Investment Advisors Corporation (“LIA”)
LIA Portfolio Managers	Company Title	Experience w/Fund
Kevin J. Adamson	Vice President, Chief Operating Officer	Since November 2013
David A. Weiss	Vice President, Chief Investment Officer	Since November 2013
Purchase and Sale of Fund Shares
You may purchase or redeem Fund shares on any day that the New York Stock Exchange (“NYSE”) is open for business. Shares may be purchased or redeemed:
•	through your financial advisor,
•	by regular mail to Lincoln Financial Group, P.O. Box 7876, Fort Wayne, IN 46801, or
•	by overnight courier service to Lincoln Financial Group, Attn: Presidential Funds/Alliance, 1300 S. Clinton Street, Fort Wayne, IN 46802.
The minimum initial purchase for most accounts is $1,000. If you have any questions, contact a client services representative at 800-234-3500.
Presidential ® Managed Risk Moderate Fund	5

Some classes in this prospectus may not be available in your state. Class C shares are not offered in Montana and Oklahoma.
Tax Information
The Fund intends to make distributions to shareholders that may be taxed as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.
Payments to Broker-Dealers and other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including the adviser) may pay the intermediary for the sale of those Fund shares and/or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.
6	Presidential® Managed Risk Moderate Fund

Investment Objective and Principal Investment Strategies
The investment objective of the Fund is to seek a balance between a high level of current income and growth of capital, with an emphasis on growth of capital. This objective is non-fundamental and may be changed without shareholder approval.
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, will invest 80% or more of its assets in underlying funds, including exchange traded funds (“underlying funds”). The Fund will also employ an actively-managed risk management strategy (the “risk management strategy”), which seeks to stabilize the Fund’s overall portfolio volatility.
Underlying Fund Allocation Strategy. At least 80% of the Fund’s assets will be invested in underlying funds. The Fund will invest primarily in underlying funds that employ a passive investment style, i.e., index funds, although it also may invest in actively managed underlying funds. The Fund’s largest allocation will be to underlying funds that invest primarily in domestic and foreign equity securities including large-, medium- and small-cap equities with both growth and value equity securities. The foreign equity securities held by the underlying funds will be from issuers in both developed and emerging markets. An underlying fund may invest a large percentage of its assets in issuers located in a single country, a small number of countries, or a particular geographic region. A smaller allocation will be made to underlying funds that invest primarily in domestic and global fixed-income securities, including mortgage-backed and inflation-indexed bonds.
On at least an annual basis, the adviser will reassess and may make revisions in the Fund’s asset allocation strategy consistent with the Fund’s investment strategy and objective, including revising the weightings among the investments described above and adding or removing underlying funds from the asset allocation strategy. The adviser will also periodically rebalance the weightings in the underlying funds to the current allocation strategy. In general, the adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.
The adviser uses various analytical tools and proprietary and third party research to construct the portfolio in ways that seek to outperform the Managed Risk Moderate Composite. The underlying fund selection is made based on the Fund’s particular asset allocation strategy, the adviser’s desired asset class exposures, and the investment styles and performance of the underlying funds. The adviser also considers the portfolio characteristics and risk profile for each underlying fund over various periods and market environments to assess each underlying fund’s suitability as an investment for the Fund. Such processes may not achieve the desired results. The Fund does not currently expect to invest in underlying funds advised by the adviser, although it may do so in the future.
Equity Securities (stocks): Generally, growth companies may be expected to have an above-average growth rate, including anticipated growth that may outpace that of the U.S. or local foreign economy. Conversely, value companies are generally those companies whose current market valuation is judged to be below the potential future value of the company. Value companies may be considered based on their favorable earnings prospects and dividend yield potential while growth companies may be considered based on their long-term appreciation prospects and often have relatively low dividend yields.
Fixed Income Investments (bonds): Investment grade bonds include securities issued and guaranteed by the U.S. and other governments, securities backed by mortgage and other assets and securities that are rated Baa by Moody’s Investors Service or BBB- by Standard & Poor’s Corporation or are unrated but determined to be of equivalent quality by the underlying funds’ investment adviser. Below investment grade bonds include high yield securities (junk bonds) and are rated to be of lower credit quality than investment grade bonds.
Foreign Securities: Foreign (international) securities are securities of companies organized, or having a majority of their assets, or earning a majority of their operating income, outside of the United States. Emerging market stocks are issued by companies from an emerging country. An emerging market country is defined as an emerging or developing economy by the International Monetary Fund or defined as such by MSCI.
Risk Management Strategy. The Fund’s risk management strategy seeks to stabilize the Fund’s overall portfolio volatility. Although the adviser is permitted to invest up to 20% in the risk management strategy, under normal market conditions the adviser generally expects to invest less than 10% of the Fund’s net assets in the risk management strategy.
The risk management strategy consists of using hedging instruments (short positions in exchanged-traded futures contracts). The adviser will regularly adjust the level of exchange-traded futures contracts to manage the Fund’s overall volatility. “Volatility” in this context means variance in the Fund’s returns. The adviser also adjusts short futures positions to realign individual hedges when the adviser rebalances the portfolio’s asset allocation among underlying funds. A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. Futures contracts can be purchased or sold by the Fund for less than their contract value, allowing an efficient use of Fund assets for the risk management strategy.
The adviser selects individual futures contracts on equity indices of domestic and foreign markets that it believes will have prices that are negatively correlated to the Fund’s equity exposure. The Fund will primarily sell (short) futures contracts on these indices to decrease the Fund’s aggregate economic exposure to equities (from both underlying funds and exchange-traded futures) based upon the adviser’s evaluation of market volatility and downside equity market risk. The short futures contracts increase in value as equity markets decline.
7

During periods of rising equity security prices, the adviser will manage the Fund’s futures contracts in an effort to retain the growing value of the Fund’s portfolio. During or after severe market downturns, however, the Fund’s adviser will look to harvest gains on the Fund’s short futures positions and the amount of short futures held by the Fund will then decrease. Even in periods of low volatility in the equity markets, the adviser will continue to use the hedging techniques designed to preserve gains in favorable market conditions and reduce losses in adverse market conditions. The adviser will seek to hedge currency risks involved in the foreign futures contracts. In addition, under certain market conditions, the adviser reserves the right to purchase or sell exchange-traded interest rate futures to manage interest rate risks in the portfolio.
When market volatility is below the adviser’s target volatility level, the adviser may periodically maintain a “long” position in futures to increase the overall level of economic exposure to equity securities. Under these circumstances, the adviser’s use of exchange-traded futures in the risk management strategy may increase the Fund’s economic exposure to equity securities up to a maximum of 70% of the Fund’s assets. As a result, the Fund may at certain times have leveraged exposure to equity securities. The 1940 Act and the rules and interpretations under the 1940 Act impose certain limitations on the Fund’s ability to use leverage.
The Fund may be required to own cash or other liquid assets and post these assets with a broker as collateral to cover its obligation under the futures contracts. The Fund’s investment in these exchange-traded futures and their resulting costs could limit the upside participation of the Fund in strong, increasing markets relative to un-hedged funds. The amount of exchange-traded futures in the Fund will fluctuate daily based upon market conditions. In situations of extreme market volatility, the short positions held in exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities to a substantial degree.
The Fund’s performance can be measured against that of its composite index, the Moderate Composite, an index compiled by LIA, the Fund’s adviser. This index is constructed as follows: 41% Wilshire 5000 Total Market IndexSM, 40% Barclays U.S. Aggregate Bond Index, 15% MSCI EAFE NR Index and 4% MSCI Emerging Markets NR Index. This index does not reflect a managed risk strategy such as the Fund’s risk management strategy. Accordingly, the Fund’s risk management strategy may cause the Fund’s return to trail the un-hedged return of the Moderate Composite index in strong, increasing markets.
The Fund is non-diversified for purposes of the Investment Company Act of 1940 (“1940 Act”), and as a result may invest a greater percentage of its assets in a particular issuer than a diversified fund. Through the underlying funds, which are diversified funds, the Fund indirectly owns a broad mix of equity securities (stocks) and fixed income securities (bonds).
In response to market, economic, political or other conditions, the Fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the Fund's principal investment strategies. If the Fund does so, different factors could affect Fund performance and the Fund may not achieve its investment objective.
The Fund’s Board of Trustees may change the Fund’s investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental.
What are the Underlying Funds?
The Fund operates as a “fund of funds” structure, which means that the Fund invests some or all of its assets in other mutual funds. For this structure, the Fund may rely on certain federal securities laws that generally permit a fund to invest in affiliated and non-affiliated funds within certain percentage limitations and in other securities that are not issued by mutual funds. The Fund also has received an exemptive order from the SEC (Release Nos. 29168 and 29196) to permit the Fund to acquire shares of affiliated and non-affiliated funds beyond the statutory limits, subject to certain conditions. Under the SEC order, the Fund may also invest in other securities and financial instruments that are not issued by mutual funds.
The Fund's relative weightings in the underlying funds will vary over time. The Fund is not required to invest in any particular underlying fund. A substantial portion of the Fund's net assets may be invested in underlying funds that employ a passive investment style, i.e., index funds. The portfolio manager may add, eliminate or replace underlying funds at any time and may invest in affiliated or non-affiliated funds or other types of investment securities, as described above, all without prior notice to shareholders.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of underlying funds, the Fund indirectly owns the investments made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. The Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. In addition, Fund shareholders indirectly bear the expenses charged by the underlying funds. The following risks reflect the Fund's principal risks, which include the underlying funds' principal risks.
Market Risk. The value of portfolio investments may decline. As a result, your investment in a fund may decline in value and you could lose money. A decline in value could result from, among other things, a negative development of: the issuer of the security, an industry, a sector of the economy, or the overall securities market.
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Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class. For example, a fund may be over-weighted in equity securities when the stock market is falling and could underperform other funds that are not as heavily allocated to equities.
Risk Management Strategy Risk. The success of the adviser’s risk management strategy depends in part on the adviser’s ability to effectively and efficiently implement its risk forecasts and to manage the strategy for the Fund’s benefit. The strategy may depend upon one or more proprietary or third-party forecasting models. There is no guarantee that the models will be accurate or that the Fund can achieve or maintain optimal risk targets. The Fund’s performance may be negatively impacted in certain markets as a result of reliance on these models. In low volatility markets the volatility management strategy may not mitigate losses. In addition, the adviser may not be able to effectively implement the strategy (through the purchases of exchange-traded futures) during rapid or extreme market events. Such inefficiency in implementation could cause the Fund to lose more money than investing without the risk management strategy or not realize potential gains. Any one of these factors could impact the success of the volatility management strategy, and the Fund may not perform as expected.
Passive Management Risk. Index funds invest in the securities of an index rather than actively selecting among securities. With an indexing strategy there is no attempt to manage volatility, use defensive strategies, or reduce the effects of any long-term period of poor investment performance. Index funds have costs and fees that an index does not have and therefore index funds will not match the performance of the benchmark index.
Value Stocks Risk. Value stocks tend to be inexpensive relative to their earnings or assets compared to other types of stocks, such as growth stocks. Value stocks can continue to be inexpensive for long periods of time, may not ever realize their potential value, and may even go down in price. Value stocks can react differently to issuer, political, market and economic developments than the market as a whole or other types of stocks. At times when the value investing style is out of favor, funds that invest in value stocks may underperform other equity funds that employ different investment styles.
Growth Stocks Risk. Growth stocks, due to their relatively high market valuations, typically have been more volatile than value stocks. Growth stocks may not pay dividends, or may pay lower dividends, than value stocks and may be more adversely affected in a down market. The price of a growth stock may experience a larger decline on a forecast of lower earnings, a negative fundamental development, or an adverse market development. The growth style may, over time, go in and out of favor. At times when the growth investing style is out of favor, funds that invest in growth stocks may underperform other equity funds that employ different investment styles.
Small and Medium-Cap Companies Risk. The value of securities issued by small and medium-sized companies may be subject to more abrupt market movements and may involve greater risks than investments in larger companies. These less developed, lesser-known companies may experience greater risks than those normally associated with larger companies. This is due to the greater business risks of smaller size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small and medium capitalization companies has fluctuated more than the larger capitalization stocks included in the S&P 500® Index. The securities of companies with small and medium stock market capitalizations may trade less frequently and in limited volume. Small and medium-sized companies also may have less certain prospects for growth and greater sensitivity to changing economic conditions.
Prices of small and medium-sized company stocks may fluctuate independently of larger company stock prices. Small and medium-sized company stocks may decline in price as large company stock prices rise, or rise in price as large company stock prices decline. Many factors may lead to this result, such as current and anticipated global economic conditions or increasing interest rates.
Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations. In addition, when interest rates rise, certain obligations will be paid off more slowly than anticipated, causing the value of these obligations to fall. Also, proceeds from a current investment in fixed income securities, both interest payments and principal payments, may be reinvested in instruments that offer lower yields than the current investment due in part to market conditions and the interest rate environment at the time of reinvestment.
Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (“NRSROs”). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations.
The issuer also may have increased interest payments, because an issuer with a lower credit rating generally has to pay a higher interest rate to borrow money. As a result, the issuer’s future earnings and profitability also could be negatively affected. This could further increase the credit risk associated with that debt obligation. Generally, credit risk is higher for corporate and foreign government debt obligations than for U.S. government securities, and higher still for debt rated below investment grade (high yield bonds).
In addition, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.
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Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.
Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk). In either instance, the value of mortgage-backed securities may fluctuate more widely than the value of investment grade debt obligations in response to changes in interest rates.
U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.
Derivatives Risk. Derivatives, such as futures, forwards, options, swaps, structured securities and other derivative instruments involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives prices can be volatile and may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. In addition, there may be imperfect correlation between the price of the derivatives contract and the price of the underlying securities. Other risks include the potential inability to terminate or sell derivative positions. Further, losses could result if the counterparty to a transaction does not perform as promised. Derivative instruments that are “leveraged” may magnify or otherwise increase investment losses.
The performance of derivative instruments depends largely on the performance of an underlying instrument or index. Derivative instruments involve costs, may be volatile, and may involve a small initial investment relative to the risk assumed. If using derivative instruments is unsuccessful, performance may be worse than if no derivative instruments were used. To the extent that such instruments are used for hedging purposes, there is the risk of imperfect correlation between movements in the value of the derivative and the value of the underlying investment or other asset being hedged. There is also the risk, especially under extreme market conditions, that an instrument, which usually would operate as a hedge, provides no hedging benefits.
A liquid secondary market may not always exist for a derivative position. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid.
Currency management strategies, including cross-hedging, may substantially change exposure to currency exchange rates and could result in losses if currencies do not perform as expected. In addition, currency management strategies, to the extent that they reduce exposure to currency risks, also may reduce the ability to benefit from favorable changes in currency exchange rates. Furthermore, there may not be perfect correlation between the amount of exposure to a particular currency and the amount of securities in the portfolio denominated in that currency.
Swap agreements may include equity, interest rate, index, total return, commodity, currency and credit default swaps. Swap agreements typically are contracts with a brokerage firm or other institutional buyer in which the parties agree to exchange the returns (or differentials in rates of return) earned or realized on a particular set dollar or currency value of predetermined investments or instruments. Credit default swaps and other non-cleared swap agreements involve greater risks than cleared swaps, including illiquidity risk and counterparty risk. Currently, some, but not all, swap transactions are subject to central clearing. Swap transactions that are not centrally cleared are less liquid investments than exchange-traded instruments. Eventually many swaps will be centrally cleared and exchange-traded. Although central clearing is expected to decrease counterparty risk because it interposes the central clearinghouse as the counterparty in bi-laterally negotiated contracts, central clearing will not make swap transactions risk-free.
Even a small investment in derivative contracts can have a large impact on interest rate sensitivity and securities market exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates or securities prices are changing.
Counterparties to “over-the-counter” derivative contracts present the same types of credit risk as issuers of fixed income securities, including of bankruptcy or insolvency. These risks may be heightened during volatile markets. Derivatives can also make a portfolio less liquid and harder to value, especially in declining markets.
Derivative strategies, including their timing and character of income, gains or losses could have an adverse tax impact.
Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, confiscations and other government restrictions, or from problems in registration, settlement or custody. These actions could range from changes in tax or trade statutes to governmental collapse and war. They also could include a foreign government’s imposing a heavy tax on a company, withholding a company’s payment of interest or dividends, seizing assets of a company, taking over a company, limiting currency convertibility, or barring withdrawal of assets from the country.
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Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign issuers generally are not subject to uniform accounting, auditing, and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to U.S. issuers.
The volume of transactions in foreign markets in most cases remains considerably below that of the U.S. markets. Accordingly, foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers. Investing in local markets may require special procedures or local governmental approvals or other actions, any of which may involve additional costs. These factors also may affect the liquidity of a foreign investment. Foreign brokerage commissions and custodian fees also are generally higher than in the U.S.
Emerging Markets Risk. Companies located in emerging markets tend to be less liquid, have more volatile prices, and have significant potential for loss in comparison to investments in developed markets.
Emerging market countries may have especially unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Additional risks of emerging market investments may include: greater social, economic and political instability; more substantial governmental involvement in the economy; less governmental supervision and regulation of issuers; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. Emerging markets also may have different clearance and settlement procedures, which may make it difficult to engage in securities transactions. Settlement problems may result in missed investment opportunities, holding a portion of assets in cash, or delays in disposing of investments. Investments in emerging market countries may be affected by national policies that restrict foreign investment in certain issuers or industries. Sanctions and other intergovernmental actions may be undertaken against an emerging market country, which may result in the devaluation of the country’s currency, a downgrade in the country’s credit rating, and a decline in the value and liquidity of the country’s securities. Sanctions could result in the immediate freeze of securities issued by an emerging market company or government, impairing the ability of the Fund to buy, sell, receive or deliver these securities.
Foreign Currency Risk. Foreign currency risk is the risk that the U.S. dollar value of foreign investments may be negatively affected by changes in foreign (non-U.S.) currency rates. Currency exchange rates may fluctuate significantly over short periods of time. In addition, currency management strategies may substantially change the Fund’s exposure to currency exchange rates and could negatively affect the value of the Fund’s foreign investments, if currencies do not perform as expected. Currency management strategies also may reduce the Fund’s ability to benefit from favorable changes in currency exchange rates.
Regional Risk. The Fund will generally have more exposure to the specific market, currency, economic, political, regulatory, geopolitical, or other risks in the region or country, in which it invests. As a result, the Fund could experience substantial illiquidity, volatility or reduction in the value of its investments, as compared to a more geographically-diversified fund.
Futures Risk. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. Losses on futures contracts may exceed the amount invested. There may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfect correlation depends on several factors such as variations in speculative market demand for futures and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. Once the daily limit has been reached, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements but does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when a fund seeks to close out a futures position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, there can be no assurance that an active secondary market will continue to exist.
Hedging Risk. The success of a hedging strategy cannot be guaranteed. Effective hedging requires correctly assessing the degree of correlation between the performance of the instruments used in the hedging strategy and the performance of the investments in the portfolio being hedged, as well as continual recalculation, readjustment, and execution of hedges in an efficient and timely manner. For example, futures contract short positions may not provide an effective hedge because changes in futures contract prices may not track those of the underlying securities or indices they are intended to hedge. Imperfect correlation may prevent the portfolio from achieving the intended hedge or expose the Fund to risk of loss. In addition, it is not possible to hedge fully or perfectly against any risk, and hedging entails its own costs.
Exchange-Traded Fund (“ETF”) Risk. ETFs generally reflect the risks of owning the underlying securities they hold, although lack of liquidity in ETF shares could result in the price of the ETF being more volatile.
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Non-Diversification Risk. When a mutual fund is non-diversified it may invest a greater percentage of its assets in a particular issuer than a diversified fund. Therefore, a fund’s value may decrease because of a single investment or a small number of investments.
Management and Organization
The Fund's business and affairs are managed under the direction of its Board of Trustees (“Board”). The Board has the power to amend the Fund’s bylaws, to declare and pay dividends, and to exercise all the powers of the Fund except those granted to the shareholders.
Manager of Managers:    The Fund employs a “manager of managers” structure, which means that the Fund’s investment adviser may delegate the management of some or all of the Fund’s investment portfolio to a sub-adviser. To use this structure, the Fund has received an exemptive order from the SEC (Release Nos. 27512 and 29197) to permit the Fund’s investment adviser – with Fund Board approval – to enter into and amend a sub-advisory agreement for the Fund without shareholder approval, subject to certain conditions. For example, within ninety days of the hiring of a new sub-adviser, the Fund is required to furnish shareholders with information that would be included in a proxy statement regarding the new sub-adviser. In addition, the Fund’s adviser is not permitted to hire affiliated sub-advisers without shareholder approval. The Fund’s adviser does not currently delegate portfolio management to a sub-adviser.
Investment Adviser:    Lincoln Investment Advisors Corporation (“LIA”) is the Fund's investment adviser. LIA is a registered investment adviser and wholly-owned subsidiary of The Lincoln National Life Insurance Company (“Lincoln Life”). LIA's address is One Granite Place, Concord, NH 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 30 years.
Lincoln Life is an insurance company organized under Indiana law and is a wholly-owned subsidiary of Lincoln National Corporation (“LNC”). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
The Trust has entered into an Investment Management Agreement with LIA with respect to the Fund. The Fund operates as a “fund of funds.” In this structure, the Fund invests in other mutual funds or exchange-traded funds, which, in turn, invest directly in portfolio securities. The expenses associated with investing in a fund of funds are generally higher than those for funds that do not invest primarily in other funds because shareholders indirectly pay for a portion of the fees and expenses charged at the underlying fund level.
A description of LIA (including the effective advisory fee rate for the most recently completed fiscal year) and the portfolio managers are shown below. The Fund’s statement of additional information (“SAI”) provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of Fund shares.
Adviser	LIA (advisory fee is 0.30% of the Fund's average net assets, net of advisory fee waivers).
LIA Portfolio Managers	Kevin J. Adamson, CPA and David A. Weiss, CFA are co-portfolio managers and are responsible for the day-to-day management of the Fund.
Kevin J. Adamson, CPA, is a Portfolio Manager and is responsible for the day-to-day co-management of the Fund. With the Funds Management team at LNC since 2004 in sub-adviser oversight and new investment strategy development, he currently is Vice President and Chief Operating Officer of LIA. Mr. Adamson oversees performance analysis, trading oversight, and investment relationship management for the investment options offered across LNC’s products. Mr. Adamson is a Certified Public Accountant with over 24 years of financial service industry experience. Mr. Adamson holds a B.S. from Indiana University.
David A. Weiss, CFA, is a Portfolio Manager and is responsible for the day-to-day co-management of the Fund. With LIA and its predecessor entity since 2004, Mr. Weiss currently is Vice President and Chief Investment Officer of LIA, and is responsible for leading LIA’s due diligence and investment team, including oversight of LIA’s asset allocation services. He is Chairman of LIA’s Investment Committee, Asset Allocation Committee and Derivatives Committee. In this role, Mr. Weiss oversees all aspects of the investment portfolios and platforms LIA manages. A Chartered Financial Analyst® (CFA) Charterholder, Mr. Weiss also holds a B.S. from Plymouth State College and an M.B.A. from Boston University Graduate School of Management.
LIA may hire consultants to assist it in management of the Fund. These consultants will not have management discretion over Fund assets.
A discussion regarding the basis for the Board's approval of the Fund's investment advisory contract is available in the Fund's annual report to shareholders for the period ending September 30, 2014.
Distributor: The Fund's distributor, Lincoln Financial Distributors, Inc. (“LFD”), is located at 130 North Radnor-Chester Road, Radnor, PA 19087 and is a broker-dealer registered with the SEC.
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Classes of Fund Shares
The Fund offers Class A, Class C and Class I shares in this prospectus. Each class of shares is subject to different types and levels of sales charges (if applicable) and other fees than the other classes and bears a different level of expenses.
The class of shares that is best for you depends upon a number of factors, including the amount and the intended length of your investment. The following summarizes key information about each class to help you make your investment decision, including the various expenses associated with each class and the payments made to financial intermediaries for distribution and other services. More extensive information about the Fund’s multi-class arrangements is included in the SAI which may be obtained from the Fund free of charge.
Class A Shares
•	You pay an initial sales charge when you buy Class A shares. The maximum initial sales charge is 5.75%. The sales charge is deducted from your investment so that not all of your purchase payment is invested.
•	You may be eligible for a reduction or a complete waiver of the initial sales charge under a number of circumstances. For example, you normally pay no sales charge if you purchase $1,000,000 or more of Class A shares. Please see the SAI for details.
•	Class A shares are subject to lower 12b-1 fees than Class C shares. Therefore, Class A shareholders generally pay lower annual expenses and receive higher dividends than Class C shareholders.
•	You normally pay no contingent deferred sales charge (“CDSC”) when you redeem Class A shares, although you may pay a 1.00% CDSC if you purchase $1,000,000 or more of Class A shares (and therefore pay no initial sales charge) and then redeem the shares during the first 18 months after your initial purchase. The Class A CDSC is waived for certain categories of investors and does not apply if you are otherwise eligible to purchase Class A shares without a sales charge. Please see the SAI for details.
Class C Shares
•	You do not pay an initial sales charge when you buy Class C shares. The full amount of your purchase payment is invested initially.
•	You normally pay a CDSC of 0.50% if you redeem Class C shares during the first year after your initial purchase. The Class C CDSC is waived for certain categories of investors. Please see the SAI for details.
•	Class C shares are subject to higher 12b-1 fees than Class A shares. Therefore, Class C shareholders normally pay higher annual expenses and receive lower dividends than Class A shareholders.
Class I Shares
•	You do not pay an initial sales charge when you buy Class I shares or a CDSC when you redeem Class I shares.
•	Class I shares are not subject to 12b-1 fees. Therefore, Class I shares shareholders generally pay lower annual expenses and receive higher dividends than Class A and Class C shareholders.
Some or all of the payments described below are paid or “reallowed” to financial intermediaries. The following provides additional information about the sales charges and other expenses associated with Class A and Class C shares.
Initial Sales Charges — Class A Shares
This section includes important information about sales charge reduction programs available to investors in Class A shares and describes information or records you may need to provide to LFD or your financial intermediary in order to be eligible for sales charge reduction programs.
Unless you are eligible for a waiver, the public offering price you pay when you buy Class A shares is the net asset value (“NAV”) of the shares plus an initial sales charge. The initial sales charge varies depending upon the size of your purchase, as set forth below. No sales charge is imposed where Class A shares are issued to you pursuant to the automatic reinvestment of income dividends or capital gains distributions. For investors investing in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper “breakpoint” discount.
Amount of Purchase (thousands)	Initial Sales Charge as % of Net Amount Invested	Initial Sales Charge as % of Public Offering Price	Dealer Commission as % of offer price
< $50	6.10%	5.75%	4.50%
$50 but < $100	4.71%	4.50%	3.75%
$100 but < $250	3.63%	3.50%	2.75%
$250 but < $500	2.56%	2.50%	2.00%
$500 but < $1,000	2.04%	2.00%	1.60%
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Investors may reduce or eliminate sales charges applicable to purchases of Class A shares through utilization of the Combined Purchase Privilege, the Cumulative Quantity Discount (Right of Accumulation), a Letter of Intent or the Reinstatement Privilege. These programs, which apply to purchases of one or more funds that are series of the Trust that offer Class A shares (other than any money market fund) (together, “Eligible Funds”), are summarized below and are described in greater detail in the SAI.
Right of Accumulation and Combined Purchase Privilege (Breakpoints). A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A shares (the “Combined Purchase Privilege”) by combining concurrent purchases of the Class A shares of one or more Eligible Funds into a single purchase. In addition, a Qualifying Investor may qualify for a reduced sales charge on Class A shares (the “Right of Accumulation” or “Cumulative Quantity Discount”) by combining the purchase of Class A shares of an Eligible Fund with the current aggregate net asset value of all Class A and Class C shares of any Eligible Fund held by accounts for the benefit of such Qualifying Investor.
The term “Qualifying Investor” refers to:
(i)	An individual, such individual’s spouse, such individual’s children under the age of 21 years, or such individual’s siblings (each a “family member”) (including family trust* accounts established by such a family member);
(ii)	A trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved; or
(iii)	An employee benefit plan of a single employer.
*	For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (i) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.
Please see the SAI for details and for restrictions applicable to shares held by certain employer-sponsored benefit programs.
Letter of Intent. An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intent to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s). The maximum intended investment allowable in a Letter of Intent is $1,000,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a single purchase of the dollar amount indicated in the Letter of Intent. A Letter of Intent is not a binding obligation to purchase the full amount indicated. Shares purchased with the first 5% of the amount indicated in the Letter of Intent will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charges applicable to the shares actually purchased in the event the full intended amount is not purchased.
Reinstatement Privilege. A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at NAV without any sales charge, provided that such investment is made within 120 calendar days after the redemption or repurchase date. The limitations and restrictions of this program are fully described in the SAI.
Method of Valuation of Accounts. To determine whether a shareholder qualifies for a reduction in sales charge on a purchase of Class A shares of Eligible Funds, the offering price of the shares is used for purchases relying on the Combined Purchase Privilege or a Letter of Intent and the amount of the total current purchase (including any sales load) plus the NAV (at the close of business on the day of the current purchase) of shares previously acquired is used for the Cumulative Quantity Discount.
Sales at Net Asset Value. In addition to the programs summarized above, the Fund may sell its Class A shares at NAV without an initial sales charge to certain types of accounts or account holders, including, but not limited to:
(i)	Current or retired officers, trustees, directors or employees of the Trust, Lincoln Variable Insurance Products Trust, LNC, LIA, or LFD, other affiliates of LNC; a parent, brother or sister of any such officer, trustee, director or employee or a spouse or child of any of the foregoing persons; or any trust, profit-sharing or pension plan for the benefit of any such person and to any other person if LFD anticipates that there will be minimal sales expenses associated with the sale;
(ii)	Current registered representatives and other full-time employees of participating brokers or such persons’ spouses or for trust or custodial accounts for their minor children;
(iii)	Trustees or other fiduciaries purchasing shares for certain plans sponsored by employers, professional organizations or associations or charitable organizations; the trustee, administrator, recordkeeper, fiduciary, broker, trust company or registered investment adviser which has an agreement with LFD with respect to such purchases (including provisions related to minimum levels of investment in a Fund), and to participants in such plans and their spouses purchasing for their account(s) or IRAs;
(iv)	Participants investing through accounts known as “wrap accounts” established with brokers or dealers approved by LFD where such brokers or dealers are paid a single, inclusive fee for brokerage and investment management services;
(v)	Client accounts of broker-dealers or registered investment advisers affiliated with such broker-dealers with which LFD has an agreement for the use of a fund in particular investment products or programs or in particular situations; and
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(vi)	Accounts for which the company that serves as trustee or custodian either (a) is affiliated with LNC or (b) has a specific agreement to that effect with LFD.
In addition, Class A shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at NAV and are not subject to any sales charges.
Required Shareholder Information and Records. In order for investors in Class A shares to take advantage of sales charge reductions, an investor or his or her financial intermediary must notify LFD that the investor qualifies for such a reduction. If LFD is not notified that the investor is eligible for these reductions, LFD will be unable to ensure that the reduction is applied to the investor’s account. An investor may have to provide certain information or records to his or her financial intermediary or LFD to verify the investor’s eligibility for breakpoint privileges or other sales charge waivers. An investor may be asked to provide information or records, including account statements, regarding shares of the Fund or other Eligible Funds held in:
•	All of the investor’s accounts held directly with the Trust or through a financial intermediary;
•	Any account of the investor at another financial intermediary; and
•	Accounts of related parties of the investor, such as members of the same family or household, at any financial intermediary.
CDSCs on Class C Shares
Unless you are eligible for a waiver, if you sell (redeem) your Class C shares within the time periods specified below, you will pay a CDSC according to the following schedules. For investors investing in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed.
Years Since Purchase Payment Was Made	Percentage Contingent Deferred Sales Charge
First	0.50%
Thereafter	0%
CDSCs on Class A Shares
Unless a waiver applies, investors who purchase $1,000,000 or more of Class A shares (and, thus, pay no initial sales charge) will be subject to a 1% CDSC if the shares are redeemed within 18 months of their purchase. The Class A CDSC does not apply if you are otherwise eligible to purchase Class A shares without an initial sales charge or are eligible for a waiver of the CDSC. As of the date of this Prospectus, the Fund is not charging this CDSC. See “Reductions and Waivers of Initial Sales Charges and CDSCs” below.
How CDSCs will be Calculated
A CDSC is imposed on redemptions of Class C shares (and where applicable, Class A shares) on the amount of the redemption which causes the current value of your account for the particular class of shares to fall below the total dollar amount of your purchase payments subject to the CDSC.
The following rules apply under the method for calculating CDSCs:
•	Shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC.
•	For the redemption of all other shares, the CDSC will be based on either your original purchase price or the then current NAV of the shares being sold, whichever is lower. To illustrate this point, consider shares purchased at an NAV of $10. If the NAV per share at the time of redemption is $12, the CDSC will apply to the purchase price of $10. If the NAV per share at the time of redemption is $8, the CDSC will apply to the $8 current NAV per share.
•	CDSCs will be deducted from the proceeds of your redemption, not from amounts remaining in your account
•	In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares which will incur the lowest CDSC.
Reductions and Waivers of Initial Sales Charges and CDSCs
The initial sales charges on Class A shares and the CDSCs on Class A and Class C shares may be reduced or waived under certain purchase arrangements and for certain categories of investors. Please see the SAI for details.
Distribution and Servicing (12b-1) Plan
The Fund pays fees to LFD on an ongoing basis as compensation for the services LFD renders and the expenses LFD bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). These payments are made pursuant to a Distribution and Servicing Plan (“12b-1 Plan”) adopted by the Fund pursuant to the 1940 Act.
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Class A shares pay both distribution and servicing fees at a rate of up to 0.30% of the Fund's average daily net assets attributable to Class A shares. The Fund currently charges only 0.25%, but may charge the higher rate in the future upon Board approval. Class C shares pay both distribution and servicing fees at a rate of up to 1.00% of the Fund's average daily net assets attributable to Class C shares. The Fund currently charges only 0.50% for Class C shares, but may charge the higher rate in the future upon Board approval. Class I shares are not subject to any distribution or servicing fees. The fees may be used to pay LFD for distribution services and sales support services provided in connection with Class A and Class C shares. The fees also may be used to pay financial intermediaries for the sales support services and related expenses and shareholder servicing fees. Shareholder servicing fees are paid to compensate financial intermediaries for the administration and servicing of shareholder accounts and are not costs which are primarily intended to result in the sale of the Fund’s shares.
Because distribution fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges, such as sales charges that are deducted at the time of investment. Therefore, although Class C shares do not pay initial sales charges, the distribution fees payable on Class C shares may, over time, cost you more than the initial sales charge imposed on Class A shares.
Pricing of Fund Shares
The Fund determines its net asset value per share (“NAV”) as of close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. New York time, each business day). The Fund’s NAV is the value of a single Fund share. The Fund determines its NAV by adding the values of its portfolio securities and other assets, subtracting its liabilities, and dividing by the number of Fund shares outstanding.
An order for Fund shares received after the close of regular trading on the NYSE will be effected at the NAV determined on the next business day. However, orders received by certain retirement plans and other financial intermediaries on a business day prior to the close of regular trading on the NYSE and communicated to the Fund or its designee prior to such time as agreed upon by the Fund and intermediary will be effected at the NAV determined on the business day the order was received by the intermediary.
A Fund’s portfolio securities may be traded in other markets on days when the NYSE is closed. Therefore, the Fund’s NAV may fluctuate on days when you do not have access to the Fund to purchase or redeem shares.
Fund Assets Other Than Underlying Funds. The Fund typically values its assets based on “market price.” Market price is typically an equity security’s last sale price on a national securities exchange or over-the-counter, and for debt securities is typically the mean between the bid and asked prices (or the price established by an independent pricing service). Certain short-term fixed-income securities are valued based on “amortized cost.”
In certain circumstances, the Fund may value its portfolio securities at “fair value” as determined in good faith under procedures established by the Fund's Board. The fair value of portfolio securities may differ from quoted or published prices for the same securities that the Board believes are unreliable. Fair value pricing involves subjective judgments, and it is possible that a security’s fair value price is materially different than the value realized upon the sale of that security.
The Fund anticipates using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances, such as the unexpected early closing of the exchange on which a security is traded or suspension of trading in the security. The Fund may use fair value pricing more frequently for securities primarily traded in non-U.S. markets, if applicable, because, among other things, most foreign markets close well before the Fund determines its NAV. The earlier close of these non-U.S. markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. If the Fund invests in foreign equity securities, it may frequently value many of those securities using fair value prices based on third party vendor modeling tools to the extent available.
Underlying Fund Assets. If the Fund invests in one or more mutual funds (each an “underlying fund”), the Fund values underlying fund shares at their respective NAVs. For more information regarding the determination of an underlying fund’s NAV, including when the underlying fund will fair value its portfolio securities and the effects of using fair value pricing, see the underlying fund’s prospectus and SAI.
Purchase and Sale of Fund Shares
How to buy shares
By mail
Complete an investment form and mail it with your check, made payable to the Fund and class of shares you wish to purchase, to Lincoln Financial Group, P.O. Box 7876, Fort Wayne, IN 46801 or Lincoln Financial Group. Attn: Presidential Funds/Alliance, 1300 S. Clinton Street, Fort Wayne, IN 46802, for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.
As of the date of this Prospectus, the Fund is only available to investors purchasing through Lincoln affiliates.
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By exchange
You may exchange all or part of your investment in the Fund for shares of other Funds in the Trust. To open an account by exchange, call Lincoln Financial Group at 800-234-3500.
Through your financial advisor
Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service.
As of the date of this Prospectus, the Fund is only available to investors purchasing through Lincoln affiliates.
The price you pay for shares will depend on when we receive your purchase order. If the Fund's transfer agent or a sub-transfer agent receives your purchase in good order before the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern time, you will pay that day's closing share price, which is based on the Fund's NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day's price. The Fund reserves the right to reject any purchase order.
How to redeem shares
By mail
You may redeem your shares by mail by writing to Lincoln Financial Group, P.O. Box 7876, Fort Wayne, IN 46801 (for redemptions by regular mail) or to Lincoln Financial Group, Attn: Presidential Funds/Alliance, 1300 S. Clinton Street, Fort Wayne, IN 46802 for redemptions by overnight courier service. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.
As of the date of this Prospectus, all redemptions should be effected by contacting your Lincoln-affiliated intermediary.
Through your financial advisor
Your financial advisor can handle all the details of redeeming your shares (selling them back to the Fund). Your financial advisor may charge a separate fee for this service.
As of the date of this Prospectus, all redemptions should be effected by contacting your Lincoln-affiliated intermediary.
When you send us a properly completed request form to redeem or exchange shares, and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next business day. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.
The Fund sells and redeems its shares, after deduction of any applicable sales charge, at the NAV next determined after the Fund or its agent receives a purchase or redemption request in good order. The value of shares redeemed may be more or less than original cost.
The Fund normally pays for shares redeemed within seven days after the Fund receives the redemption request. However, the Fund may suspend redemption or postpone payment for any period when (a) the NYSE closes for other than weekends and holidays; (b) the SEC restricts trading on the NYSE; (c) the SEC determines that an emergency exists, so that a fund's disposal of investment securities, or determination of NAV is not reasonably practicable; or (d) the SEC permits, by order, for the protection of fund shareholders.
Redemptions-in-kind
The Fund has reserved the right to pay for redemptions with portfolio securities under certain conditions. See the SAI for more information on redemptions-in-kind.
Account Minimum
If you redeem shares and your account balance falls below $500, the Fund may redeem your shares after 60 days' written notice to you.
Exchanges
You may generally exchange all or part of your shares for shares of the same class of another Fund. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through such an exchange.
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Document Delivery
If you have an account in the same Fund as another person or entity at your address, we send one copy of the Fund's prospectus and annual and semi-annual reports to that address, unless you elect otherwise. This will help the Fund reduce the Fund's printing and mailing expenses. We will continue to send one copy of each of these documents to that address until you notify us that you wish to receive individual materials. If you wish to receive individual materials, please call your client services representative at 800-234-3500. We will begin sending you individual copies of these documents 30 days after receiving your request.
Payment to Financial Intermediaries
LIA and its affiliates, including LFD, may pay certain costs of marketing the Fund from legitimate profits. LIA and its affiliates may also share with financial intermediaries certain marketing expenses or pay for the opportunity to distribute the Fund, sponsor informational meetings, seminars, client awareness events, support for marketing materials, or business building programs. LIA and its affiliates may pay amounts from their own resources to third parties, including brokerage firms, banks, financial advisors, retirement plan service providers, and other financial intermediaries for providing record keeping, subaccounting, transaction processing and other administrative services. These payments, which may be substantial, are in addition to any fees that may be paid by the Fund for these types of services or for other services.
The amount of these payments is determined from time to time by LIA and may differ among such financial intermediaries. Such payments may provide incentives for such parties to make fund shares available to their customers, and may allow the Fund greater access to such parties and their customers than would be the case if no payments were paid. Such access advantages include, but are not limited to, placement of a fund on a list of mutual funds offered as investment options to the financial intermediary’s customers (sometimes referred to as “Shelf Space”); access to the financial intermediary’s registered representatives; and/or ability to assist in training and educating the financial intermediary’s registered representatives. These payment arrangements will not, however, change the price an investor pays for fund shares or the amount that the Fund receives to invest on behalf of the investor. These payments may create potential conflicts of interests between an investor and a financial intermediary who is recommending a particular mutual fund over other mutual funds. You may wish to consider whether such arrangements exist when evaluating any recommendations to purchase or sell fund shares, and you should contact your financial intermediary for details about any payments it may receive from the Fund or from LIA. Payments are typically based on a percentage of assets under management or based on the number of customer accounts or a combination thereof. Payments to a financial intermediary that is compensated based on its customers’ assets typically vary in any given year based on assets invested in the Fund by the financial intermediary’s customers.
For more information, please see the SAI.
Market Timing
Frequent, large, or short-term transfers, such as those associated with “market timing” transactions, may adversely affect the Fund and its investment returns. Such transfers may dilute the value of Fund shares, interfere with the efficient management of the Fund's portfolio, and increase the Fund's brokerage and administrative costs. As a result, the Fund strongly discourages such trading activity. Frequent trading risks are more pronounced for funds investing a substantial percentage of assets in overseas markets. This is due to the time differential in pricing between U.S. and overseas markets, which market timers attempt to use to their advantage. As an effort to protect the Fund and its shareholders from potentially harmful trading activity, the Board has approved market timing policies and procedures (the “Market Timing Procedures”).
To the extent that there is a delay between a change in the value of a Fund’s portfolio holdings, and the time when that change is reflected in the NAV of the Fund’s shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at NAVs that do not reflect appropriate fair value prices. The Fund seeks to deter and prevent this activity by the appropriate use of “fair value” pricing of the Fund’s portfolio securities.
The Fund seeks to monitor shareholder account activities in order to detect and prevent excessive and disruptive trading practices. The Fund and LIA each reserves the right to reject or restrict or refuse any purchase order (including exchanges) from any investor, if, in the judgment of the Fund or LIA, the transaction may adversely affect the interests of the Fund or its shareholders. Among other things, the Fund may monitor for any patterns of frequent purchases and sales that appear to be made in response to short-term fluctuations in share price.
Fund investors seeking to engage in frequent, large, or short-term transfer activity may deploy a variety of strategies to avoid detection. The Fund's ability to detect and deter such transfer activity may be limited by operational systems and technological limitations. The identification of Fund investors determined to engage in such transfer activity that may adversely affect other Fund investors involves judgments that are inherently subjective.
As a result of these noted limitations, there is no guarantee that the Fund will be able to identify possible market timing activity or that market timing will not occur in the Fund. By their nature, omnibus accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, conceal the identity of the individual investors from the Fund. This
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makes it more difficult for a Fund to identify short-term transactions in the Fund. If the Fund is unable to detect market timers, you may experience dilution in the value of your Fund shares and increased brokerage and administrative costs in the Fund. This may result in lower long-term returns for your investments.
The Board may revise the Market Timing Procedures at any time as necessary and without prior notice to better detect and deter frequent, large, or short-term transfer activity to comply with state or federal regulatory requirements, and/or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers). The Fund also reserves the right to implement and administer redemption fees in the future.
Portfolio Holdings Disclosure
A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's SAI.
Distribution Policy and Federal Income Tax Considerations
Dividends and distributions
The Fund intends to qualify each year as a regulated investment company under the Internal Revenue Code. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Fund expects to declare dividends semi-annually and distribute all of its net investment income, if any, to shareholders as dividends semi-annually. The Fund will distribute net realized capital gains, if any, at least annually, usually in December. The Fund may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Fund. The amount of any distribution will vary, and there is no guarantee the Fund will pay either an income dividend or a capital gains distribution. We automatically reinvest all dividends and any capital gains, unless you direct us to do otherwise.
Annual statements
Each year, the Fund will send you an annual statement (Form 1099) of your account activity to assist you in completing your federal, state and local tax returns. Distributions declared in December to shareholders of record in such month, but paid in January, are taxable as if they were paid in December.
Tax considerations
Fund distributions. The Fund expects that its distributions, if any, will be taxable as ordinary income, capital gains, or some combination of both. This is true whether you reinvest your distributions in additional fund shares or receive them in cash.
For federal income tax purposes, fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable to you as long-term capital gains no matter how long you have owned your shares. A portion of income dividends designated by the Fund may be qualified dividend income eligible for taxation by individual shareholders at long-term capital gain rates provided certain holding period requirements are met.
Use of a fund of funds structure could affect the amount, timing and character of distributions to shareholders and may therefore increase the amount of taxes payable by shareholders.
Sale or redemption of Fund shares. A sale or redemption of Fund shares is a taxable event and, accordingly, a capital gain or loss may be recognized. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale.
State and local taxes. Fund distributions and gains from the sale or exchange of your Fund shares generally are subject to state and local taxes.
This discussion of dividends, distributions, and taxes is not intended or written to be used as tax advice. Because everyone's tax situation is unique, you should consult your tax professional about federal, state, local, or foreign tax consequences before making an investment in the Fund.
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Financial Highlights
The financial highlights tables are intended to help you understand the financial performance of the Fund's Class A, Class C, and Class I shares since their inception. Certain information reflects financial results for a single Fund share. Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects any waivers and reimbursement of expenses by the adviser, as applicable. If this is the case, performance would have been lower had the expense limitation not been in effect. This information has been audited by Ernst & Young LLP, Independent Registered Public Accounting Firm, whose report, along with the Fund’s financial statements, is included in the annual report, which is available upon request.
Presidential ® Managed Risk Moderate Fund Class A
11/1/2013 [1] to 9/30/2014
Net asset value, beginning of period	$ 10.00
Income from investment operations:
Net investment income[2]	0.15
Net realized and unrealized gain	0.28
Total from investment operations	0.43
Less dividends and distributions from:
Net investment income	(0.06)
Total dividends and distributions	(0.06)
Net asset value, end of period	$ 10.37
Total return[3]	4.33%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 385
Ratio of expenses to average net assets[4]	0.89%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	8.85%
Ratio of net investment income to average net assets	1.52%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(6.44%)
Portfolio turnover	16%
[1] Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.
[4] Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
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Presidential ® Managed Risk Moderate Fund Class C
11/1/2013 [1] to 9/30//14
Net asset value, beginning of period	$ 10.00
Income from investment operations:
Net investment income[2]	0.12
Net realized and unrealized gain	0.29
Total from investment operations	0.41
Less dividends and distributions from:
Net investment income	(0.06)
Total dividends and distributions	(0.06)
Net asset value, end of period	$ 10.35
Total return[3]	4.07%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 10
Ratio of expenses to average net assets[4]	1.14%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	9.10%
Ratio of net investment income to average net assets	1.27%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(6.69%)
Portfolio turnover	16%
[1] Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.
[4] Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
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Presidential ® Managed Risk Moderate Fund Class I
11/1/2013 [1] to 9/30/2014
Net asset value, beginning of period	$ 10.00
Income from investment operations:
Net investment income[2]	0.17
Net realized and unrealized gain	0.29
Total from investment operations	0.46
Less dividends and distributions from:
Net investment income	(0.07)
Total dividends and distributions	(0.07)
Net asset value, end of period	$ 10.39
Total return[3]	4.57%
Ratios and supplemental data:
Net assets, end of period (000 omitted)	$ 2,070
Ratio of expenses to average net assets[4]	0.64%
Ratio of expenses to average net assets prior to expenses waived/reimbursed[4]	8.60%
Ratio of net investment income to average net assets	1.77%
Ratio of net investment loss to average net assets prior to expenses waived/reimbursed	(6.19%)
Portfolio turnover	16%
[1] Date of commencement of operations; ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.
[4] Expense ratios do not include expenses of the Underlying Funds in which the Fund invests.
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General Information
You can find additional information in the Fund’s SAI, which is on file with the SEC. The Fund incorporates its SAI, dated January 28, 2015, into its prospectus. The Fund will provide a free copy of its SAI upon request.
You can find further information about the Fund’s investments in the Fund’s annual and semi-annual reports to shareholders. The annual report discusses the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. The Fund will provide a free copy of its annual and semi-annual report upon request.
The Fund will issue unaudited semi-annual reports showing current investments and other information; and annual financial statements audited by the Fund's independent auditors. For an SAI, annual or semi-annual report, either write Lincoln Financial Group. Attn: Presidential Funds/Alliance, P.O. Box 7876, Fort Wayne, Indiana 46801, or call 800-234-3500. You may call this number to request other information about the Fund or to make inquiries. The Fund's website is www.LincolnFinancial.com/presidentialfunds.
You can review and copy information about the Fund (including the SAI) at the SEC’s public reference room in Washington, D.C. You can get information on the operation of the public reference room by calling the SEC at 1-202-551-8090. You can also get reports and other information about the Fund on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. You can get copies of this information, after paying a duplicating fee, by writing the SEC Public Reference Section, Washington, D.C. 20549-1520, or by electronic request at the following e-mail address: publicinfo@sec.gov.
SEC File No: 811-22583
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Lincoln Advisors Trust
	A	C	I
Presidential ® Managed Risk 2010 Fund	PZAAX	PZACX	PZAIX
Presidential ® Managed Risk 2020 Fund	PZBAX	PZBCX	PZBIX
Presidential ® Managed Risk 2030 Fund	PZCAX	PZCCX	PZCIX
Presidential ® Managed Risk 2040 Fund	PZDAX	PZDCX	PZDIX
Presidential ® Managed Risk 2050 Fund	PZEAX	PZECX	PZEIX
Presidential ® Managed Risk Moderate Fund	PZFAX	PXFCX	PXFIX
1300 South Clinton Street
Fort Wayne, Indiana 46802
Statement of Additional Information January 28, 2015

This Statement of Additional Information (SAI), which is not a prospectus, provides more information about the series named in the caption — referred to as “Funds” — of Lincoln Advisors Trust. Each Fund offers three classes of shares: Class A, Class C, and Class I.
Each Fund's most recent Annual Report to Shareholders, which contains each Fund's audited financial statements, is hereby incorporated by reference. This SAI should be read in conjunction with each Fund’s prospectus dated January 28, 2015. You may obtain a copy of a Fund's prospectus, annual or semi-annual report on request and without charge. Please write Lincoln Financial Group, Attn: Presidential Funds/Alliance, P.O. Box 7876, Fort Wayne, Indiana 46801 or call 800-234-3500.

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Description of the Trust and the Funds
Lincoln Advisors Trust (Trust), a Delaware statutory trust formed on June 10, 2011, is an open-end management investment company. Certain investment restrictions for each Fund are fundamental and cannot be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund. There can be no assurance that a Fund's objective will be achieved. Each Fund is non-diversified within the meaning of the Investment Company Act of 1940 (1940 Act).
The following Funds have changed their name within the past five years:
Current Fund Name	Former Fund Name	Date of Name Change
Presidential ® Managed Risk 2010 Fund	Presidential SM Protected Profile 2010 Fund	August 12, 2013
Presidential ® Managed Risk 2020 Fund	Presidential SM Protected Profile 2020 Fund	August 12, 2013
Presidential ® Managed Risk 2030 Fund	Presidential SM Protected Profile 2030 Fund	August 12, 2013
Presidential ® Managed Risk 2040 Fund	Presidential SM Protected Profile 2040 Fund	August 12, 2013
Presidential ® Managed Risk 2050 Fund	Presidential SM Protected Profile 2050 Fund	August 12, 2013
Fundamental Investment Restrictions
Each of the Funds has adopted certain fundamental policies and investment restrictions which may not be changed without a majority vote of a Fund’s outstanding shares. Such majority is defined in the 1940 Act as the vote of the lesser of (1) 67% or more of the outstanding voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present in person or by proxy, or (2) more than 50% of the outstanding voting securities. For purposes of the following restrictions: (a) all percentage limitations apply immediately after the making of an investment; and (b) any subsequent change in any applicable percentage resulting from market fluctuations does not require elimination of any security from the portfolio.
Each Fund may not:
1.	Make investments that will result in the concentration—as that term may be defined in the 1940 Act, any rule or order thereunder, or official interpretation thereof—of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or in tax-exempt securities or certificates of deposit.
2.	Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or official interpretation thereof, may permit.
3.	Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.
4.	Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.
5.	Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in securities that are secured by physical commodities or engaging in transactions involving financial commodities, such as financial options, financial futures contracts, options on financial futures contracts, and financial forward contracts.
6.	Make loans of any security or make any other loan if, as a result, more than 33 1⁄3% of its total assets would be lent to other parties, provided that this limitation does not apply to purchases of debt obligations, to repurchase agreements, and to investments in loans, including assignments and participation interests.
Additional Investment Strategies and Risks
The principal investment strategies each Fund uses to pursue its investment objective and the risks of those strategies are discussed in the Fund's prospectus.
Unless otherwise stated in the prospectus, investment strategies and techniques are generally discretionary. This means a Fund’s adviser, or the investment advisers to any underlying fund, may elect to engage or not engage in various strategies and techniques in its sole discretion. Investors should not assume that any particular discretionary investment technique or strategy will always or ever be employed by the adviser to the Funds or by other mutual funds in which a Fund invests (Underlying Funds).
Asset-Backed Securities. Asset-backed securities represent interests in pools of mortgages, loans, receivables or other assets. Payment of interest and repayment of principal may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. Asset-backed security values may also be affected by other factors, including changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing any credit enhancement. If the required payments of principal and interest are not made to the trust with respect to the underlying loans after the credit enhancement is exhausted, certificate holders may experience losses or delays in payment.
For many asset-backed securities, the cash flows from the pool are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche, which bears the first loss from defaults from the bonds or loans in the pool and serves to protect the other, more senior tranches from default (though such protection is not complete). Since it is partially protected from defaults, a senior tranche from an asset-backed security typically has higher ratings and lower yields than its underlying securities, and may be rated investment grade. Despite the protection from the equity tranche, asset-backed security tranches can experience substantial losses.
In addition, these securities may be subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying obligations, may shorten the effective maturities of these securities and may lower their total returns. Additionally, asset-backed securities are also subject to maturity extension risk. This is the risk that in a period of rising interest rates, prepayments may occur at a slower than expected rate, which may cause these securities to fluctuate more widely in response to changes in interest rates.
A Fund may invest in collateralized debt obligations (CDOs), which include collateralized bond obligations (CBOs), collateralized loan obligations (CLOs) and other similarly structured securities. CDOs are types of asset-backed securities. A CBO is ordinarily issued by a trust or other special purpose entity (SPE) and is typically backed by a diversified pool of fixed-income securities (which may include high risk, below investment grade securities) held by such issuer. A CLO is ordinarily issued by a trust or other SPE and is typically collateralized by a pool of loans, which may include, among others, domestic and non-U.S. senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, held by such issuer. Although certain CDOs may benefit from credit enhancement in the form of a senior-subordinate structure, over-collateralization or bond insurance, such enhancement may not always be present, and may fail to protect a Fund against the risk of loss on default of the collateral. Certain CDO issuers may use derivatives contracts to create synthetic exposure to assets rather than holding such assets directly, which entails the risks of derivative instruments described elsewhere in this SAI. CDOs may charge management fees and administrative expenses, which are in addition to those of a Fund.
Interest on certain tranches of a CDO may be paid in kind or deferred and capitalized (paid in the form of obligations of the same type rather than cash), which involves continued exposure to default risk with respect to such payments. The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities. However, an active dealer market may exist for CDOs, allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed-income securities and asset-backed securities, CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the risk that the collateral may default or decline in value or be downgraded, if rated by a nationally recognized statistical rating organization; (iii) a Fund may invest in tranches of CDOs that are subordinate to other tranches; (iv) the structure and complexity of the transaction and the legal documents could lead to disputes among investors regarding the characterization of proceeds; (v) the investment return achieved by a Fund could be significantly different than those predicted by financial models; (vi) the lack of a readily available secondary market for CDOs; (vii) risk of forced fire sale liquidation due to technical defaults such as coverage test failures; and (viii) the CDO’s manager may perform poorly.
Borrowing. Each Fund may borrow money from time to time to the extent permitted under the 1940 Act, any rule or order thereunder, or official interpretation thereof. This means that, in general, each Fund may borrow money from banks for any purpose in an amount up to 1/3 of the Fund’s total assets. Each Fund may also borrow money for temporary purposes in an amount not to exceed 5% of the Fund’s total assets.
The 1940 Act requires each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the Fund’s total assets made for temporary purposes. Any borrowings for temporary purposes in excess of 5% of a Fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
Borrowing may exaggerate the effect on net asset value of any increase or decrease in the market value of a Fund’s investment portfolio. Money borrowed will be subject to interest costs and other fees, which could reduce a Fund's return and may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. In addition, purchasing securities when a Fund has borrowed money may involve an element of leverage.
Convertible Securities. Convertible securities are bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio. A convertible security may also be called for redemption or conversion by the issuer after a particular date and under certain circumstances (including a specified price) established upon issue. If a convertible security held by a Fund is called for redemption or conversion, the Fund could be required to tender it for redemption, convert it into the underlying common stock, or sell it to a third party.
Convertible securities generally have less potential for gain or loss than common stocks. Convertible securities generally provide yields higher than the underlying common stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at prices above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stock and interest rates. When the underlying common stock declines in value, convertible securities will tend not to decline to the same extent because of the interest or dividend payments and the repayment of principal at maturity for certain types of convertible securities. However, securities that are convertible other than at the option of the holder generally do not limit the potential for loss to the same extent as securities convertible at the option of the holder. When the underlying common stock rises in value, the value of convertible securities may also be expected to increase. At the same time, however, the difference between the market value of convertible securities and their conversion value will narrow, which means that the value of convertible securities will generally not increase to the same extent as the value of the underlying common stocks. Because convertible securities generally are interest-rate sensitive, their value may increase as interest rates fall and decrease as interest rates rise. Convertible securities are also subject to credit risk, and are often lower-quality securities.
Debt and Other Fixed-Income Securities. Fixed-income securities include, but are not limited to, preferred stocks, warrants, stock rights, corporate bonds and debentures and longer-term government securities, Brady Bonds, zero coupon bonds and pay-in-kind bonds. Fixed-income securities also include mortgage-backed securities, which are debt obligations issued by government agencies and other non-government agency issuers. Mortgage-backed securities include obligations backed by a mortgage or pool of mortgages and direct interests in an underlying pool of mortgages. Mortgage-backed securities also include collateralized mortgage obligations (CMOs). The mortgages involved could be those on commercial or residential real estate properties. Fixed-income securities may be issued by U.S. companies, the U.S. Government and its agencies and instrumentalities, foreign companies, foreign governments and their agencies and instrumentalities, and supranational organizations such as (but not limited to) the European Economic Community and the World Bank, or other issuers. The rate of interest on a fixed-income security may be fixed, floating or variable. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.
The income earned by a Fund on investments in floating and variable rate securities will generally increase or decrease along with movements in the relevant index, benchmark or base lending rate. Thus a Fund’s income on such investments will be more unpredictable than the income earned on such investments with a fixed rate of interest.
Brady Bonds are debt securities issued under the framework of the Brady Plan as a mechanism for debtor nations to restructure their outstanding external indebtedness (generally, commercial bank debt). Zero coupon bonds are debt obligations which do not entitle the holder to any periodic payments of interest prior to maturity or a specified date when the securities begin paying current interest, and therefore are issued and traded at a discount from their face amounts or par value. Pay-in-kind bonds pay interest through the issuance to holders of additional securities.
As a general matter, the value of debt securities will fluctuate with changes in interest rates, and these fluctuations can be greater for debt securities with longer maturities. The market value of debt securities typically varies inversely to changes in prevailing interest rates. In periods of declining interest rates, the values of debt securities typically increase. In periods of rising interest rates, the values of those securities typically decrease. These fluctuations in the value of debt securities may cause the value of a Fund’s shares to fluctuate in value.
A Fund’s share price and yield also depend, in part, on the quality of its investments. U.S. Government securities generally are of high quality. Debt securities that are not backed by the full faith and credit of the United States (including those of foreign governments) may be affected by changes in the creditworthiness of the issuer of the security. The prices of investment grade bonds generally fluctuate less than the prices of bonds that are below investment grade. Investment grade bonds are those rated at the time of purchase in the top four credit rating categories of Moody’s Investors Service (Moody’s) or Standard & Poor’s Financial Services LLC. (S&P), or their equivalents from other nationally recognized rating agencies, or are unrated securities judged by the adviser to be of comparable value.

Equity Securities. Equity securities, such as common stock, represent an ownership interest, or the right to acquire an ownership interest, in an issuer. Common stock generally takes the form of shares in a corporation. In addition to common stock, equity securities may include preferred stock, convertible securities and warrants. Equity securities may decline due to general market conditions, which are not specifically related to a particular company or to factors affecting a particular industry or industries. Equity securities generally have greater price volatility than fixed-income securities.
Investments in equity securities are subject to a number of risks, including the financial risk of selecting individual companies that do not perform as anticipated and the general risk that domestic and global economies have historically risen and fallen in periodic cycles. Many factors affect an individual company’s performance, such as the strength of its management or the demand for its products or services, and the value of a Fund’s equity investments may change in response to stock market movements, information or financial results regarding the issuer, general market conditions, general economic and/or political conditions, and other factors.
Exchange-Traded Fund (“ETF”) Investments. ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The Funds may invest in ETFs as a principal investment strategy and the Funds may also purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in the market for shares of an ETF could result in it being more volatile.
Foreign Currency Transactions. A Fund may hold foreign currency deposits from time to time and may convert dollars and foreign currencies in the foreign exchange markets. Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. A Fund also may enter into forward foreign currency exchange contracts (forward contracts). Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between currency traders (usually large commercial banks) and their customers. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated currency exchange.
A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward contracts in order to fix a price for securities it has agreed to buy or sell (transaction hedge). A Fund also may hedge some or all of its investments denominated in or exposed to foreign currency against a decline in the value of that currency relative to the U.S. dollar by entering into forward contracts to sell an amount of that currency (or a proxy currency whose performance is expected to replicate the performance of that currency) approximating the value of some or all of its portfolio securities denominated in or exposed to that currency (position hedge) or by participating in options or futures contracts with respect to the currency. A Fund also may enter into a forward contract with respect to a currency where the Fund is considering the purchase of investments denominated in or exposed to that currency but has not yet done so (anticipatory hedge). Certain Funds may also invest in currency forwards to gain exposure to a particular currency or to enhance returns.
A Fund may enter into forward contracts to shift its investment exposure from one currency to another. This may include shifting exposure from U.S. dollars to a foreign currency, or from one foreign currency to another foreign currency. This type of strategy, sometimes known as a “cross-hedge,” will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, similar to if a Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.
The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into forward contracts at attractive prices and may be limited in its ability to use these contracts to hedge Fund assets. Also, with regard to a Fund’s use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund’s cross-hedges and the movements in the exchange rates of the foreign currencies in which its assets that are the subject of such cross-hedges are denominated.
Successful use of currency management strategies will depend on the adviser’s skill in analyzing currency values. Currency management strategies may substantially change a Fund’s investment exposure to changes in currency exchange rates and could result in losses to a Fund if currencies do not perform as the adviser anticipates. For example, if a currency’s value rose at a time when the adviser had hedged a Fund by selling that currency in exchange for dollars, a Fund would not participate in the currency’s appreciation. If the adviser hedges currency exposure through proxy hedges, a Fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the adviser increases a Fund’s exposure to a foreign currency and that currency’s value declines, a Fund will realize a loss. There is no assurance that the adviser’s use of currency management strategies will be advantageous to a Fund or that it will hedge at appropriate times.

Foreign Investments. Foreign investments can involve significant risks in addition to the risks inherent in U.S. investments. The value of securities denominated in or indexed to foreign currencies, and of dividends and interest from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices on some foreign markets can be highly volatile. Many foreign countries lack uniform accounting and disclosure standards comparable to those applicable to U.S. companies, and it may be more difficult to obtain reliable information regarding an issuer’s financial condition and operations. In addition, the costs of foreign investing, including withholding taxes, brokerage commissions and custodial costs, are generally higher than for U.S. investments.
Foreign markets may offer less protection to investors than U.S. markets. Foreign issuers, brokers, and securities markets may be subject to less government supervision. Foreign security trading practices, including those involving the release of assets in advance of payment, may involve increased risks in the event of a failed trade or the insolvency of a broker-dealer, and may involve substantial delays. It may be difficult to enforce legal rights in foreign countries.
Investing abroad involves different political and economic risks. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or convert currency into U.S. dollars or other government intervention. There may be a greater possibility of default by foreign governments or foreign government-sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments. There is no assurance that the adviser will be able to anticipate these potential events or counter their effects.
Investing in securities of issuers located in countries considered to be emerging markets involves additional risks. Unless otherwise defined in the prospectus, an emerging market country is a country defined as an emerging or developing economy by the International Monetary Fund or any country included in the MSCI Emerging Markets Index. The countries included in this definition will change over time. Foreign investment considerations generally are intensified for investments in emerging market countries. Emerging market countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.
In addition to investing directly in equity securities, the Funds may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). Generally, ADRs in registered form are U.S. dollar denominated securities designed for use in the U.S. securities markets, which represent and may be converted into the underlying foreign security. EDRs are typically issued in bearer form and are designed for use in the European securities markets. GDRs are designed for use in the global securities markets. Depositary receipts involve many of the same risks of investing directly in foreign securities, including currency risks and risks of foreign investing. Depositary receipts may be sponsored or unsponsored. Issuers of the stock of unsponsored ADRs, EDRs and GDRs are not obligated to disclose material information in the United States and, therefore, there may not be an accurate correlation between such information and the market value of such depositary receipts.
Futures Contracts. The Funds may enter into contracts for the purchase or sale for future delivery of fixed-income securities, foreign currencies or contracts based on financial indices, including interest rates or an index of U.S. Government securities, foreign government securities, equity securities, fixed-income securities or commodities. The buyer or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the buyer and seller are required to deposit initial margin for the benefit of a Futures Commission Merchant (FCM) when the contract is entered into and to maintain the required variation margin. In the event of the bankruptcy of an FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to it only in proportion to the amount received by FCM’s other customers. The adviser will attempt to minimize this risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business.
The ordinary spreads between prices in the cash and futures markets are subject to distortions due to differences in the nature of those markets. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions, which can distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of cash price trends by the adviser still may not result in a successful use of futures.
Because futures contracts are generally settled within a day from the date they are closed out, compared with a settlement period of three days for some types of securities, the futures markets may provide superior liquidity compared to the securities markets. Nevertheless, there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract’s price fluctuates by more than the limit on a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, a Fund’s access to other assets held to cover its futures positions also could be impaired.
Although a Fund would deposit with the FCM margin consisting of cash and liquid assets, these assets would be available to a Fund immediately upon closing out the futures position, while settlement of securities transactions could take several days. However, because a Fund’s cash that may otherwise be invested would be held uninvested or invested in liquid assets so long as the futures position remains open, a Fund’s return could be diminished due to the opportunity losses of foregoing other potential investments.
Successful use of futures contracts as a hedge is subject to the ability of the adviser to correctly predict movements in the direction of interest rates or changes in market conditions. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying index or securities and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or markets.
Pursuant to rules adopted by the Commodity Futures Trading Commission (CFTC), each Fund has filed a notice claiming an exclusion from the definition of the term “commodity pool operator” (CPO) and, therefore, is not subject to registration or regulation as a commodity pool under the Commodity Exchange Act (CEA). In 2012, the CFTC adopted rule amendments that significantly affected available exemptions. Funds operating as “funds of funds” have also claimed a temporary exemption from the definition of CPO under the CEA and, therefore, are not currently subject to registration or regulation as commodity pools under the CEA. To the extent any Funds are, or become, no longer eligible to claim an exclusion from CFTC regulation, these Funds may consider steps, such as substantial investment strategy changes, in order to continue to qualify for exemption from CFTC regulation, or may determine to operate subject to CFTC regulation. With respect to Funds operating as “funds of funds,” when the temporary exemption expires (which will occur when specific regulatory guidance is issued by the CFTC), each Fund will evaluate whether it continues to be eligible to claim an exclusion from CFTC regulation or if, considering any factors relevant based on the nature of the regulatory guidance when it is issued, it should register and operate under CFTC regulation. Consequently, these Funds may incur additional expenses relating to CFTC compliance.
High Yield Fixed-Income Securities. Debt securities rated below investment grade by the primary rating agencies (bonds rated Ba or lower by Moody’s or BB or lower by S&P, or their equivalents from other nationally recognized rating agencies) constitute lower-rated fixed-income securities (commonly referred to as high yield bonds). See Appendix A to the SAI for a description of these ratings. Unrated bonds or bonds with split ratings are included in this limit if the adviser determines that these securities have the same characteristics as non-investment-grade bonds.
High yield bonds involve a higher degree of credit risk, that is, the risk that the issuer will not make interest or principal payments when due. In the event of an unanticipated default, a Fund would experience a reduction in its income, and could expect a decline in the market value of the securities affected. More careful analysis of the financial condition of each issuer of high yield bonds is necessary. During an economic downturn or substantial period of rising interest rates, issuers of high yield bonds may experience financial stress which would adversely affect their ability to honor their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing.
The market prices of high yield bonds are generally less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic or political changes, or in the case of corporate issuers, to individual corporate developments. Periods of economic or political uncertainty and change can be expected to result in volatility of prices of high yield bonds. High yield bonds also may have less liquid markets than higher-rated securities, and their liquidity as well as their value may be negatively affected by adverse economic conditions. Adverse publicity and investor perceptions as well as new or proposed laws also may have a negative impact on the market for high yield bonds.
The market for high yield bonds may be less active than that for higher-rated debt securities, which may make it difficult to value these securities. If market quotations are not available, high yield bonds will be “fair valued” in accordance with a Fund's procedures. Judgment plays a greater role in valuing high yield bonds than is the case for securities for which more external sources for quotations and last-sale information are available.
Illiquid Investments. The Funds may invest in securities or other investments that are considered illiquid. A security or investment is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. A security or investment might be illiquid due to the absence of a readily available market or due to legal or contractual restrictions on resale. The adviser determines the liquidity of securities purchased by the Funds, subject to oversight by the Board of Trustees.
The Funds may have to bear the expense of registering restricted securities for resale and risk the substantive delays in effecting such registration. However, the Funds may avail themselves of Rule 144A under the Securities Act of 1933, which permits the Funds to purchase securities which have been privately placed and resell such securities to qualified institutional buyers. Certain restricted securities that are not registered for sale to the general public but can be resold to institutional investors may not be considered illiquid, provided that a dealer or institutional trading market exists.
If the value of a Fund’s assets invested in illiquid securities at any time exceeds the percentage limitation applicable to the Fund, the Fund will take actions, if any are appropriate, to maintain adequate liquidity.
Investment in Securities of Other Investment Companies. Under the 1940 Act, a Fund (other than a fund of funds) generally may not own more than 3% of the outstanding voting stock of an investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in the securities of investment companies. Such investments may include, but are not limited to, open-end investment companies, closed-end investment companies and unregistered investment companies.
A Fund operating as a “fund of funds” may rely on certain federal securities laws to permit it to invest in affiliated investment companies without limit, non-affiliated investment companies within the statutory limits described above and in other securities that are not issued by investment companies. The Funds have received an exemptive order from the Securities and Exchange Commission (“SEC”) (Release Nos. 29168 and 29196) to permit a Fund to acquire shares of affiliated and non-affiliated investment companies beyond the statutory limits described above, subject to certain conditions.
If a Fund invests its assets in shares of underlying funds, the Fund is exposed to the investments made by the underlying funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the underlying funds. A Fund's investment performance is affected by each underlying fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each underlying fund's ability to meet its investment objective. In addition, Fund shareholders indirectly bear the expenses charged by the underlying funds.
Lincoln National Corporation (LNC) Securities. LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide. The Funds are prohibited from directly purchasing securities issued by LNC or any affiliate thereof, except that a Fund may hold shares of LNC or affiliates thereof if the Fund is an index fund (or invests in an index fund) whose investment strategies seek to track the investment performance of a broad-based index. A Fund may indirectly hold shares of LNC or affiliates thereof if the Fund invests in underlying funds which are not advised by affiliates of LNC.
Money Market Instruments. Money market instruments include bank time deposits, certificates of deposit, commercial paper, loan participations and bankers’ acceptances. Bank time deposits are funds kept on deposit with a bank for a stated period of time in an interest-bearing account. Certificates of deposit are certificates issued against funds deposited in a bank or financial institution, are for a definite period of time, earn a specified rate of return, and are normally negotiable. Commercial paper is a short-term note with a maturity of up to nine months issued by banks, corporations or government bodies. Loan participations are short-term, high-quality participations in selected commercial bank loans issued by creditworthy banks.
Bankers’ acceptances are short-term credit instruments used to finance commercial transactions. Generally, a bankers’ acceptance is a time draft or bill of exchange drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then accepted by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. Bankers’ acceptances may be purchased in the secondary market at the going rate of discount for a specific maturity. Although maturities for bankers’ acceptances can be as long as 270 days, most bankers’ acceptances have maturities of six months or less.
Investing in debt obligations, such as money market instruments, primarily involves credit risk and interest rate risk. Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A debt obligation's credit rating reflects the credit risk associated with that debt obligation. Higher-rated debt obligations involve lower credit risk than lower-rated debt obligations. Credit risk is generally higher for corporate debt obligations than for U.S. government securities. The value of debt obligations also will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact an investment's yield. A Fund may invest in collective investment vehicles, the assets of which consist principally of money market instruments.
Mortgage-Related Securities. Mortgage-related securities are issued by government and non-government entities such as banks, mortgage lenders, or other institutions. A mortgage-related security is an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-related securities make payments of both principal and interest at a range of specified intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-related securities are based on different types of mortgages, including those on commercial real estate (CMBS) or residential properties (RMBS). Stripped mortgage-related securities are created when the interest and principal components of a mortgage-related security are separated and sold as individual securities. In the case of a stripped mortgage-related security, the holder of the “principal-only” security (PO) receives the principal payments made by the underlying mortgage, while the holder of the “interest-only” security (IO) receives interest payments from the same underlying mortgage.

Mortgage-related securities include collateralized mortgage obligations (CMOs) and real estate mortgage investment conduits (REMICs). CMOs are mortgage-backed bonds whose underlying value is the mortgages that are collected into different pools according to their maturity. CMOs are issued by U.S. government agencies and private issuers. REMICs are privately issued mortgage-backed bonds whose underlying value is a fixed pool of mortgages secured by an interest in real property. Like CMOs, REMICs offer different pools according to the underlying mortgages' maturity. CMOs and REMICs issued by private entities — so-called “non-agency mortgage-backed securities” — are not collateralized by securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.
Fannie Maes and Freddie Macs are pass-through securities issued by Fannie Mae and Freddie Mac, respectively. Fannie Mae and Freddie Mac, which guarantee payment of interest and repayment of principal on Fannie Maes and Freddie Macs, respectively, are federally chartered corporations supervised by the U.S. Government that act as governmental instrumentalities under authority granted by Congress. Fannie Mae is authorized to borrow from the U.S. Treasury to meet its obligations. Fannie Maes and Freddie Macs are not backed by the full faith and credit of the U.S. Government. However, in 2008, due to concerns related to the mortgage crisis, the Federal Housing Finance Agency placed these agencies into conservatorship and the U.S. government provided them with financial support. There is no assurance that the U.S. government or its agencies will provide Freddie Mac or Fannie Mae with financial support in the future.
The value of mortgage-related securities may change due to shifts in the market’s perception of issuers and changes in interest rates. In addition, regulatory or tax changes may adversely affect the mortgage-related securities market as a whole. Non-government mortgage-related securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-related securities are subject to prepayment risk, which is the risk that early principal payments made on the underlying mortgages, usually in response to a reduction in interest rates, will result in the return of principal to the investor, causing it to be invested subsequently at a lower current interest rate. Alternatively, in a rising interest rate environment, mortgage-related security values may be adversely affected when prepayments on underlying mortgages do not occur as anticipated, resulting in the extension of the security’s effective maturity and the related increase in interest rate sensitivity of a longer-term instrument (extension risk). The prices of stripped mortgage-related securities tend to be more volatile in response to changes in interest rates than those of non-stripped mortgage-related securities.
Futures Contracts Relating to Foreign Currencies. Currency futures contracts are similar to forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency futures are similar to those of futures relating to securities or indices, as discussed below. A Fund may purchase and sell currency futures to increase or decrease its exposure to different foreign currencies. Currency futures values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a Fund’s investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a Fund against a price decline resulting from deterioration in the issuer’s creditworthiness. Because the value of a Fund’s foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency futures to the value of the Fund’s investments exactly over time.
Pledging Assets. A Fund may not pledge, hypothecate, mortgage or otherwise encumber its assets in excess of 15% of its total assets (taken at current value) and then only to secure borrowings permitted by the “Borrowing” restriction. The deposit of underlying securities and other assets in escrow and other collateral arrangements with respect to margin for derivative instruments shall not be subject to the foregoing 15% requirement.
Real Estate Investment Trusts (“REITs”). Equity real estate investment trusts own real estate properties, while mortgage real estate investment trusts make construction, development, and long-term mortgage loans. Their value may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, and tax and regulatory requirements, such as those relating to the environment. Both types of trusts are dependent upon management skill, are not diversified, and are subject to heavy cash flow dependency, defaults by borrowers, self-liquidation, and the possibility of failing to qualify for tax-free status of income under the Internal Revenue Code and failing to maintain an exemption from the 1940 Act.
Repurchase Agreements. In a repurchase agreement, a Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon price on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon incremental amount that is unrelated to the coupon rate or maturity of the purchased security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value (at least equal to the amount of the agreed upon resale price and marked-to-market daily) of the underlying security. Certain Funds may also invest in purchase and sale contracts. A purchase and sale contract is similar to a repurchase agreement, but purchase and sale contracts also provide that the purchaser receives any interest on the security paid during the period.
A Fund may engage in a repurchase agreement with respect to any security in which it is authorized to invest. While it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delays and costs to a Fund in the event of bankruptcy of the seller), it is the policy of a Fund to limit repurchase agreements to those parties whose creditworthiness has been reviewed and found satisfactory by the adviser. In addition, the collateral will be segregated and will be marked-to-market daily to determine that the full value of the collateral, as specified in the agreement, does not decrease below 102% of the purchase price plus accrued interest. If such decrease occurs, additional collateral will be requested and, when received, added to maintain full collateralization. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral. However, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate.
Rights and Warrants. Each Fund may invest in rights and warrants which entitle the holder to buy equity securities at a specified price for a specific period of time. Rights and warrants do not entitle a holder to dividends or voting rights with respect to the securities which may be purchased, nor do they represent any rights to the assets of the issuing company. The value of a right or warrant may be more volatile than the value of the underlying securities. Also, their value does not necessarily change with the value of the underlying securities. Warrants can be a speculative instrument. The value of a warrant may decline because of a decrease in the value of the underlying stock, the passage of time or a change in perception as to the potential of the underlying stock or any other combination. If the market price of the underlying stock is below the exercise price set forth in the warrant on the expiration date, the warrant will expire worthless. Warrants generally are freely transferable and are traded on the major stock exchanges. Rights and warrants purchased by a Fund which expire without being exercised will result in a loss to the Fund.
Short Sales. A Fund may engage in short sales, including short sales against the box. Short sales (other than against the box) are transactions in which a Fund sells an instrument it does not own in anticipation of a decline in the market value of that instrument. A short sale against the box is a short sale where at the time of the sale, the Fund owns or has the right to obtain instruments equivalent in kind and amounts. To complete a short sale transaction, the Fund must borrow the instrument to make delivery to the buyer. The Fund then is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by the Fund. Until the instrument is replaced, the Fund is required to pay to the lender amounts equal to any interest or dividends which accrue during the period of the loan. To borrow the instrument, the Fund also may be required to pay a premium, which would increase the cost of the instrument sold. There will also be other costs associated with short sales.
The Fund will incur a loss as a result of the short sale if the price of the instrument increases between the date of the short sale and the date on which the Fund replaces the borrowed instrument. Unlike taking a long position in an instrument by purchasing the instrument, where potential losses are limited to the purchase price, short sales have no cap on maximum loss. The Fund will realize a gain if the instrument declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in an instrument.
Until the Fund replaces a borrowed instrument in connection with a short sale, the Fund will (a) designate on its records as collateral cash or liquid assets at such a level that the designated assets plus any amount deposited with the broker as collateral will equal the current value of the instrument sold short or (b) otherwise cover its short position in accordance with applicable law. The amount designated on the Fund’s records will be marked to market daily. This may limit the Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.
There is no guarantee that the Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that the Fund is short an instrument, it is subject to the risk that the lender of the instrument will terminate the loan at a time when the Fund is unable to borrow the same instrument from another lender. If that occurs, the Fund may be “bought in” at the price required to purchase the instrument needed to close out the short position, which may be a disadvantageous price. Thus, there is a risk that a Fund may be unable to fully implement its investment strategy due to a lack of available instruments or for some other reason. It is possible that the market value of the instruments a Fund holds in long positions will decline at the same time that the market value of the instruments a Fund has sold short increases, thereby increasing a Fund potential volatility. Short sales also involve other costs. The Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the instrument, the Fund may be required to pay a premium. The Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for the Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses the Fund may be required to pay in connection with the short sale.
A Fund may enter into short sales on derivative instruments with a counterparty, which will subject the Fund to the risk that the counterparty will not be able to meet its obligations.
When a Fund enters into a short sale against the box, the Fund does not immediately deliver the instruments sold and is said to have a short position in those instruments until delivery occurs. If the Fund effects a short sale of instruments against the box at a time when it has an unrealized gain on the instruments, it may be required to recognize that gain as if it had actually sold the instruments (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with instruments other than the appreciated Instruments held at the time of the short sale and if certain other conditions are satisfied.

Spreads and Straddles. In addition to the options strategies described previously, a Fund may engage in spread transactions in which it purchases and writes a put or call option on the same underlying instrument, with the options having different exercise prices and/or expiration dates. A Fund may also engage in so-called straddles, in which it purchases or sells combinations of put and call options on the same instrument. Spread and straddle transactions require the Fund to purchase and/or write more than one option simultaneously. Accordingly, a Fund’s ability to enter into such transactions and to liquidate its positions when necessary or deemed advisable may be more limited than if a Fund were to purchase or sell a single option. Similarly, costs incurred by a Fund in connection with these transactions will in many cases be greater than if a Fund were to purchase or sell a single option.
A call option included in a spread or straddle will be deemed to be covered if a Fund holds an option on the same instrument with an exercise price equal to or less than the exercise price of the call written (or, where the exercise price is greater than that of the option written by a Fund, if a Fund segregates cash or liquid securities equal to the difference). Similarly, a put option included in a spread or straddle will be deemed to be covered if a Fund holds a put option on the same instrument with an exercise price equal to or greater than the exercise price of the put option written by a Fund (or, where the exercise price is less than that of the option written by a Fund, if a Fund segregates cash or liquid securities equal to the difference).
Temporary Defensive Strategies. In response to market, economic, political or other conditions, a Fund may temporarily use a different investment strategy or take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, including but not limited to, holding a substantial portion of the Fund's assets in cash or cash equivalents, including securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. If a Fund does so, different factors could affect performance and a Fund may not achieve its investment objectives.
U.S. Government Securities. A Fund may invest in securities issued or guaranteed by the U.S. Government. Securities guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes and bonds) and (2) federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as Government National Mortgage Association (GNMA) certificates and Federal Housing Administration (FHA) debentures). These securities are of the highest possible credit quality, because the payment of principal and interest is unconditionally guaranteed by the U.S. Government. They are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity are generally deemed to be free of credit risk for the life of the investment.
Securities issued by U.S. Government instrumentalities and certain federal agencies are neither direct obligations of, nor are they guaranteed by, the U.S. Treasury. However, they do generally involve federal sponsorship in one way or another. Some are backed by specific types of collateral. Some are supported by the issuer’s right to borrow from the U.S. Treasury. Some are supported by the discretionary authority of the U.S. Treasury to purchase certain obligations of the issuer. Others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks and Federal Home Loan Banks. There is no guarantee that the government will support these types of securities and, therefore, they may involve more risk than other government obligations.
U.S. Government securities may be acquired by a Fund in the form of separately-traded principal and interest segments of selected securities issued or guaranteed by the U.S. Treasury. These segments are traded independently under the Separate Trading of Registered Interest and Principal Securities (STRIPS) program. Under the STRIPS program, the principal and interest parts are individually numbered and separately issued by the U.S. Treasury at the request of depository financial institutions, which then trade the parts independently. Obligations of the Resolution Funding Corp. are similarly divided into principal and interest parts and maintained on the book entry records of the Federal Reserve Banks.
A Fund may also invest in custodial receipts that evidence ownership of future interest payments, principal payments, or both, on certain U.S. Treasury notes or bonds in connection with programs sponsored by banks and brokerage firms. Such notes and bonds are held in custody by a bank on behalf of the owners of the receipts. These custodial receipts are known by various names, including Treasury Receipts (TRs), Treasury Interest Guarantee Receipts (TIGRs), and Certificates of Accrual on Treasury Securities (CATS) and may not be deemed U.S. Government securities.
A Fund may invest in collective investment vehicles, the assets of which consist principally of U.S. Government securities or other assets substantially collateralized or supported by such securities, such as government trust certificates.
In general, the U.S. Government securities in which a Fund invests do not have as high a yield as do more speculative securities not supported by the U.S. Government or its agencies or instrumentalities.
Portfolio Transactions and Brokerage
The Funds' adviser is responsible for decisions to buy and sell securities and other investments for each Fund, and for the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. Purchases and sales of securities on an exchange are effected through brokers who charge a commission for their services. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign securities generally involve the payment of fixed brokerage commissions, which are generally higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the Fund usually includes an undisclosed dealer commission or mark-up. In the U.S. Government securities market, securities are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission, although the price of the securities usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.
The adviser currently provides investment advice to a number of other clients. The adviser will allocate purchase and sale transactions among each of the Funds and other clients whose assets are managed in such manner as is deemed equitable. In making such allocations, among the major factors the adviser considers are the investment objectives of the relevant Fund, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for managing the Funds and other client accounts. Securities of the same issuer may be purchased, held, or sold at the same time by a Fund or other accounts or companies for which the adviser provides investment advice (including affiliates of the adviser, as the case may be).
On occasions when the adviser deems the purchase or sale of a security to be in the best interest of a Fund, as well as its other clients, the adviser, to the extent permitted by applicable laws and regulations, may aggregate such securities to be sold or purchased for a Fund with those to be sold or purchased for its other clients in order to obtain best execution. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the adviser in a manner it considers to be equitable and consistent with its fiduciary obligations to all such clients, including a Fund. In some instances, the procedures may impact the price and size of the position obtainable for a Fund.
In connection with effecting portfolio transactions, consideration will be given to securing the most favorable price and efficient execution. Within the framework of this policy, the reasonableness of commission or other transaction costs is a major factor in the selection of brokers and is considered together with other relevant factors, including financial responsibility, confidentiality (including trade anonymity), research and investment information and other services provided by such brokers. It is expected that, as a result of such factors, transaction costs charged by some brokers may be greater than the amounts other brokers might charge. The adviser may determine in good faith that the amount of such higher transaction costs is reasonable in relation to the value of the brokerage and research services provided.
The Board of Trustees will review the reasonableness of commissions and other transaction costs incurred from time to time and will receive reports regarding brokerage practices. The nature of the research services provided to the adviser by brokerage firms varies from time to time but generally includes current and historical financial data concerning particular companies and their securities; information and analysis concerning securities markets and economic and industry matters; and technical and statistical studies and data dealing with various investment opportunities; and risks and trends, all of which the adviser regards as a useful supplement of its own internal research capabilities.
The adviser may from time to time direct trades to brokers which have provided specific brokerage or research services for the benefit of the clients of the adviser; in addition, the adviser may allocate trades among brokers that generally provide such services. Research services furnished by brokers are for the benefit of all the clients of the adviser and not solely or necessarily for the benefit of the Funds. The adviser believes that the value of research services received is not determinable and does not significantly reduce its expenses. A Fund does not reduce its fee to the adviser by any amount that might be attributable to the value of such services.
During the last three fiscal years ended September 30, 2014, 2013, and 2012 the Funds incurred brokerage commissions as follows:
Brokerage and Research Services
	2014	2013	2012
Presidential® Managed Risk 2010 Fund	$2,766	$2,766	$2,233
Presidential® Managed Risk 2020 Fund	3,175	3,025	1,825
Presidential® Managed Risk 2030 Fund	1,746	2,404	1,165
Presidential® Managed Risk 2040 Fund	746	1,409	943
Presidential® Managed Risk 2050 Fund	285	678	909
Presidential® Managed Risk Moderate Fund[1]	641	NA	NA
[1]	The Fund commenced operations on November 1, 2013.
During the fiscal year ended September 30, 2014, the adviser, for each of the following Funds, allocated the following amount of transactions to broker-dealers that provided them with certain research, statistics and other information:
	Transactions	Related Brokerage Commissions
Presidential® Managed Risk 2010 Fund	$0	$0

	Transactions	Related Brokerage Commissions
Presidential® Managed Risk 2020 Fund	0	0
Presidential® Managed Risk 2030 Fund	0	0
Presidential® Managed Risk 2040 Fund	0	0
Presidential® Managed Risk 2050 Fund	0	0
Presidential® Managed Risk Moderate Fund[1]	0	0
[1]	The Fund commenced operations on November 1, 2013.
Purchases of Securities of “Regular” Brokers or Dealers
As of the close of the fiscal year ended September 30, 2014, the following Funds held securities issued by their “regular” broker-dealers or the parent companies of their “regular” broker-dealers:
Value of Securities of “Regular” Broker-Dealers
Presidential® Managed Risk 2010 Fund	$0
Presidential® Managed Risk 2020 Fund	0
Presidential® Managed Risk 2030 Fund	0
Presidential® Managed Risk 2040 Fund	0
Presidential® Managed Risk 2050 Fund	0
Presidential® Managed Risk Moderate Fund[1]	0
[1]	The Fund commenced operations on November 1, 2013.
No Commissions to Finance Distribution
The 1940 Act permits a Fund to use its selling brokers to execute transactions in portfolio securities only if the Fund or its adviser has implemented policies and procedures designed to ensure that the selection of brokers for portfolio securities transactions is not influenced by considerations relating to the sale of Fund shares. Accordingly, the Funds maintain, among other policies, a policy that prohibits them from directing to a broker-dealer in consideration for the promotion or sale of Fund shares: (a) Fund portfolio securities transactions; or (b) any commission or other remuneration received or to be received from the Fund's portfolio transactions effected through any other broker-dealer. The Funds have also established other policies and procedures designed to ensure that a Fund's brokerage commissions are not used to finance the distribution of Fund shares.
Portfolio Turnover
A portfolio turnover rate is the percentage computed by dividing the lesser of a Fund’s purchases or sales of securities (excluding short-term securities) by the average market value of the Fund’s portfolio securities. The adviser intends to manage each Fund’s assets by buying and selling securities to help attain its investment objective. This may result in increases or decreases in a Fund’s current income available for distribution to its shareholders. While the Funds are not managed with the intent of generating short-term capital gains, each Fund may dispose of investments (including money market instruments) regardless of the holding period if, in the opinion of the adviser, an issuer’s creditworthiness or perceived changes in a company’s growth prospects or asset value make selling them advisable. Such an investment decision may result in a high portfolio turnover rate during a given period, resulting in increased transaction costs, including brokerage commissions, dealer mark-ups and other transaction costs on the sale of the securities and reinvestment in other securities. These effects of higher than normal portfolio turnover may adversely affect a Fund’s performance.
Trustees and Officers
The Board of Trustees (Board of Trustees, or the Board) oversees the management of the Funds and elects the Trust’s officers. The Trustees of the Trust (Trustees) have the power to amend the Trust’s bylaws, to declare and pay dividends, and to exercise all the powers of the Trust except those granted to the shareholders. The Trustees hold their position until their resignation, retirement, or their successors are elected and qualified. The Trust's officers are responsible for the Funds' day-to-day operations. Information pertaining to the Trustees and executive officers of the Trust is set forth below. The Trustee that is deemed an “interested person,” as defined in the 1940 Act, is included in the table titled, “Interested Trustee.” Trustees who are not interested persons are referred to as Independent Trustees.
The term Fund Complex includes the 85 Funds of Lincoln Variable Insurance Products Trust and the 6 Funds of Lincoln Advisors Trust.

Interested Trustee
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Daniel R. Hayes* Radnor Financial Center 150 N. Radnor Chester Road Radnor, PA 19087 YOB: 1957	Chairman, President and Trustee	Chairman, President and Trustee since June 2011	Vice President, The Lincoln National Life Insurance Company; Formerly: Senior Vice President, Fidelity Investments	91	Lincoln Variable Insurance Products Trust
*	Daniel R. Hayes, currently Chairman, President and Trustee of the Trust is an interested person of the Trust because he is an officer of the Trust’s investment adviser.
Independent Trustees
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
Steve A. Cobb** 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1971	Trustee	Trustee since January 2013	Managing Director, CID Capital (private equity firm)	91	Formerly: Director of SPS Commerce (supply chain software provider) (2010-2011); Lincoln Variable Insurance Products Trust
Elizabeth S. Hager 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1944	Trustee	Trustee since June 2011	Retired; Formerly: State Representative, State of New Hampshire; Executive Director, United Way of Merrimack County; Executive Vice President, Granite United Way	91	Lincoln Variable Insurance Products Trust
Gary D. Lemon, Ph.D. 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1948	Trustee	Trustee since June 2011	Professor of Economics and Management, DePauw University; Formerly, James W. Emison Director of the Robert C. McDermond Center for Management and Entrepreneurship	91	Lincoln Variable Insurance Products Trust
Thomas A. Leonard 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1949	Trustee	Trustee since December 2013	Retired; Formerly: Partner of Pricewaterhouse Coopers LLP (accounting firm)	91	Copeland Capital Trust since 2010 (mutual fund); Formerly: WT Mutual Fund (2008-2011); AlphaOne Capital (2011-2013); Lincoln Variable Insurance Products Trust
Thomas D. Rath 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1945	Trustee	Trustee since June 2011	Managing Partner, Rath, Young, and Pignatelli, P.C. (law firm)	91	Associated Grocers of New England (Director Emeritus); Lincoln Variable Insurance Products Trust
Pamela L. Salaway 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1957	Trustee	Trustee since December 2013	Retired; Formerly: Chief Risk Officer, Bank of Montreal/Harris Financial Corp. U.S. Operations	91	Lincoln Variable Insurance Products Trust
Kenneth G. Stella** 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1943	Trustee	Trustee since June 2011	Retired; President Emeritus, Indiana Hospital Association; Formerly: President, Indiana Hospital Association	91	St. Vincent Health; Lincoln Variable Insurance Products Trust

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Board Memberships Held by Trustee during Past Five Years
David H. Windley 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1943	Trustee	Trustee since June 2011	Retired; Formerly: Director of Blue & Co., LLC (accounting firm)	91	Lincoln Variable Insurance Products Trust
**	Steve A. Cobb, Trustee, is the son-in-law of Kenneth G. Stella, Trustee.
Officers Who Are Not Trustees
Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years
Kevin J. Adamson 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1966	Vice President	Vice President since June 2011	Vice President and Chief Operating Officer, Lincoln Investment Advisors Corporation; Vice President, The Lincoln National Life Insurance Company, Formerly: Director of Funds Management, The Lincoln National Life Insurance Company;
Delson R. Campbell 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1967	Vice President	Vice President since December 2012	Vice President, Lincoln Investment Advisors Corporation and The Lincoln National Life Insurance Company
Jeffrey D. Coutts 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1969	Senior Vice President and Treasurer	Senior Vice President and Treasurer since March 2012	Treasurer, Lincoln National Corporation; Director, Lincoln Investment Advisors Corporation, Formerly: Senior Vice President, Insurance Solutions Financial Management, The Lincoln National Life Insurance Company; Vice President, Product Development, Employer Markets Division, The Lincoln National Life Insurance Company
William P. Flory, Jr. 1300 S. Clinton Street Fort Wayne, IN 46802 YOB: 1961	Chief Accounting Officer and Vice President	Chief Accounting Officer and Vice President since June 2011	Vice President and Treasurer, Lincoln Investment Advisors Corporation; Vice President and Director of Separate Account Operations and Mutual Fund Administration, The Lincoln National Life Insurance Company; Formerly: Second Vice President, Director of Separate Account Operations, The Lincoln National Life Insurance Company
Patrick McAllister Radnor Financial Center, 150 N. Radnor Chester Rd Radnor, PA 19087 YOB: 1958	Vice President	Vice President since September 2014	Vice President, Lincoln Investment Advisors Corporation; Vice President, Investment Analytics, The Lincoln National Life Insurance Company; Formerly, Executive Director, Morgan Stanley.
Harold Singleton III Radnor Financial Center, 150 N. Radnor Chester Rd Radnor, PA 19087 YOB: 1962	Vice President	Vice President since September 2014	Vice President, Lincoln Investment Advisors Corporation; Vice President, Head of Client Portfolio Management, The Lincoln National Life Insurance Company; Formerly, Managing Director, Pinebridge Investments.
David A. Weiss One Granite Place Concord, NH 03301 YOB: 1976	Vice President	Vice President since June 2011	Vice President and Chief Investment Officer, Lincoln Investment Advisors Corporation; Vice President, The Lincoln National Life Insurance Company; Formerly: Director, Funds Management Research; The Lincoln National Life Insurance Company

Name, Address and Year of Birth	Position(s) Held With the Funds	Term of Office and Length of Time Served	Principal Occupation(s) during Past Five Years
John (Jack) A. Weston One Granite Place Concord, NH 03301 YOB: 1959	Vice President and Chief Compliance Officer	Vice President and Chief Compliance Officer since June 2011	Vice President and Chief Compliance Officer, Lincoln Investment Advisors Corporation; Vice President, The Lincoln National Life Insurance Company
Jill R. Whitelaw Radnor Financial Center 150 N. Radnor Chester Road Radnor, PA 19087 YOB: 1963	Vice President, Secretary and Chief Legal Officer	Vice President, Secretary and Chief Legal Officer since December 2012; Secretary since June 2011	Vice President and Chief Counsel - Funds Management, The Lincoln National Life Insurance Company; Vice President, Secretary and Chief Legal Officer, Lincoln Investment Advisors Corporation; Formerly: Of Counsel - Montgomery, McCracken, Walker & Rhoades; Director - Merrill Lynch & Co.
Trustee Qualifications
The following is a brief description of the experience and attributes of each Trustee that led the Board to conclude that each Trustee is qualified to serve on the Trust’s Board of Trustees. References to the experience and attributes of Trustees are pursuant to requirements of the Securities and Exchange Commission (SEC), and are not holding out the Board of Trustees or any Trustee as having any special expertise and shall not impose any greater responsibility or liability on any Trustee or on the Board of Trustees.
Steve A. Cobb. Mr. Cobb has served as a Trustee of Lincoln Variable Insurance Products Trust and Lincoln Advisors Trust since 2013. He is currently a Managing Director of CID Capital (CID), a private equity firm he joined in 2001. Mr. Cobb is currently a director of JL Darling (a manufacturer of all-weather writing products), ABC Industries (industrial and mining ventilation products manufacturer), Salon Grafix (consumer hair care products manufacturer), and Matilda Jane (girls clothing manufacturer and marketer). He has previously served as a director of multiple other private and public companies. Mr. Cobb is a founder and past Director of the Indiana Chapter of the Association for Corporate Growth. He is a past director of several community non-profit organizations, most recently completing a three-year term on the board of directors of the Carmel Clay Public Library Foundation. Prior to joining CID, Mr. Cobb was a finance manager with Procter & Gamble where he held a variety of operational and financial roles, including financial analysis, accounting, and internal controls. Through his experience, Mr. Cobb provides the Board with over twenty years of financial, accounting and business management insight.
Elizabeth S. Hager. Ms. Hager has served as a Trustee of Lincoln Variable Insurance Products Trust since 2007 and of Lincoln Advisors Trust since 2011. She previously served as a Director of the Jefferson Pilot Variable Fund, Inc. from 1989 to 2007. Ms. Hager served as Executive Director of the United Way of Merrimack County from 1996 until 2010, then Executive Vice President of Granite United Way until her retirement in 2011. Ms. Hager also served as a State Representative in the State of New Hampshire for 26 years and on the Concord, New Hampshire City Council for nine years, with two of those years as Mayor of Concord. Previous experience for Ms. Hager also includes serving on the CFX Bank and Bank of New Hampshire Boards, as well as many non-profit association boards. Through her experience, Ms. Hager provides the Board with legislative, consumer and market insights.
Daniel R. Hayes. Mr. Hayes has served as President and Trustee of Lincoln Variable Insurance Products Trust since 2008 and as its Chairman since 2009. He has served as President, Chairman and Trustee of Lincoln Advisors Trust since 2011. Mr. Hayes joined Lincoln Financial Group as Head of Funds Management in 2008. Mr. Hayes also serves as President and Director of Lincoln Investment Advisors Corporation. Mr. Hayes previously served as Senior Vice President with Fidelity Investments, managing Fidelity’s business and relationships with insurance companies. Prior to his employment with Fidelity, Mr. Hayes served as Vice President with Provident Mutual Life Insurance Company and as Vice President with Ameritas Financial. Mr. Hayes brings over thirty years of knowledge and experience in retirement, investment management, insurance, distribution, operations, marketing and business management.
Gary D. Lemon. Dr. Lemon has served as Advisory Trustee of Lincoln Variable Insurance Products Trust since 2004 and as a Trustee since 2006. He has served as a Trustee of Lincoln Advisors Trust since 2011. Dr. Lemon has a Master’s Degree and Ph.D in Economics. Since 1976, Dr. Lemon has been a Professor of Economics and Management at DePauw University. Dr. Lemon was formerly the James W. Emison Director of the Robert C. McDermond Center for Management and Entrepreneurship at DePauw University. He has served on several committees and in various advisory roles in both the community and university settings. Through his experience, Dr. Lemon brings academic and investment insight as the Chair of the Investment Committee.
Thomas A. Leonard. Mr. Leonard has served as a Trustee of Lincoln Variable Insurance Products Trust and Lincoln Advisors Trust since 2013. Mr. Leonard retired from Pricewaterhouse Coopers, LLP in 2008 where he had served as Financial Services Industry Leader in the firm’s Philadelphia office from 2000-2008 and from 1982-2008 as a Partner providing services to clients predominately in the asset management business with a focus on global fund complexes and insurance company retail and variable funds. Mr. Leonard is currently a board member of Copeland Capital Trust and was previously a board member of AlphaOne Capital and WT Mutual

Fund. Mr. Leonard holds a Certified Public Accountant designation. Through his experience, Mr. Leonard provides the Board with accounting, auditing and financial services industry experience.
Thomas D. Rath. Mr. Rath has served as a Trustee of Lincoln Variable Insurance Products Trust since 2007 and of Lincoln Advisors Trust since 2011. He previously served as a Director of the Jefferson Pilot Variable Fund, Inc. from 1997 to 2007. Mr. Rath, currently Chairman of Rath, Young and Pignatelli (Law Firm), served as Managing Partner of the firm until 2006 and has been with the firm since 1987 when he founded it. Mr. Rath was previously Vice Chairman of Primary Bank, Chairman of Horizon Bank, and Attorney General of the State of New Hampshire. Mr. Rath serves as a Director Emeritus for Associated Grocers of New England. Through his experience, Mr. Rath brings a legal and legislative perspective.
Pamela L. Salaway. Ms. Salaway has served as a Trustee of Lincoln Variable Insurance Products Trust and Lincoln Advisors Trust since 2013. Ms. Salaway retired from the Bank of Montreal/Harris Financial Corp in 2010 where she most recently had served as Chief Risk Officer of BMO’s U.S. operations from 2007 to 2009 and as the Harris Financial Corp Personal & Commercial Line of Business Chief Credit Officer/Chief Risk Officer from 2007 to 2010. From 2000 to 2006, she served in a variety of Executive Management positions within the Risk Management Group of BMO Harris Bank. During this time she participated in audit committee meetings of the board and coordinated risk oversight committee meetings of the board. Through her experience, Ms. Salaway provides the Board with risk management and business experience.
Kenneth G. Stella. Mr. Stella has served as a Trustee of Lincoln Variable Insurance Products Trust since 1998 and of Lincoln Advisors Trust since 2011. Mr. Stella is President Emeritus of the Indiana Hospital Association, Indianapolis, Indiana (“Association”). Mr. Stella served as the Chief Executive Officer for the Association from 1983 to 2007, providing executive management and leadership of all Association programs and services. Mr. Stella also serves as a board member of St. Vincent Health. Through his experience, Mr. Stella brings leadership and direction to the Board as the Lead Independent Trustee and Chair of the Nominating and Governance Committee.
David H. Windley. Mr. Windley has served as a Trustee of Lincoln Variable Insurance Products Trust since 2004 and of Lincoln Advisors Trust since 2011. Mr. Windley served as partner of the CPA firm of Blue & Co., LLC, from 1971 until his retirement in 2006, and worked as an auditor for healthcare, manufacturing, construction and various other industries. He was also a financial consultant to a number of different businesses. Through his experience, Mr. Windley provides accounting and business management insight as Chair of the Audit Committee.
The Trustees also have familiarity with the Lincoln Variable Insurance Products Trust, its investment adviser and distributor, and their operations, as well as the special regulatory requirements governing regulated investment companies and the special responsibilities of investment company trustees.
Board Oversight
The primary responsibility of the Board of Trustees is to represent the interests of the Trust's shareholders and to provide oversight of the management. The Trust’s day-to-day operations are managed by the adviser and other service providers who have been approved by the Board. The Board is currently comprised of nine trustees, eight of whom are classified under the 1940 Act as “non-interested” persons of the Trust (Independent Trustees) and one of whom is classified as an interested person of the Trust (Interested Trustee). The Interested Trustee serves as the Chairperson of the Board.
The Board has a Lead Independent Trustee that serves as the primary liaison between Trust management and the Independent Trustees. The Lead Independent Trustee is selected by the Independent Trustees and serves until a successor is selected. The Lead Independent Trustee is the Independent Trustee that is currently serving as the Chairperson of the Nominating and Governance Committee. Mr. Stella currently serves as the Lead Independent Trustee.
Generally, the Board acts by majority vote of all the Trustees, including a majority vote of the Independent Trustees if required by applicable law. The Board establishes the policies and reviews and approves contracts and their continuance. The Board regularly requests and/or receives reports from the investment adviser, the Trust's other service providers and the Trust's Chief Compliance Officer. The Board has established three standing committees and has delegated certain responsibilities to those committees. The Board and its committees meet periodically throughout the year to oversee the Trust’s activities, review the Funds' financial statements, oversee compliance with regulatory requirements and review investment performance. The Independent Trustees are represented by independent legal counsel at Board meetings.
As part of its general oversight of the Trust, the Board is involved in the risk oversight of the Trust. The Board/Investment Committee reviews the Funds' investment performance with the adviser at each of its regularly scheduled quarterly Board meetings. The Board also reviews fair valuation reports at the quarterly Board meetings. In addition, the Board must approve any material changes to a Fund’s investment policies or restrictions. With respect to compliance matters, the Trust’s Chief Compliance Officer provides the annual compliance report required by Rule 38a-1 under the 1940 Act, a quarterly report to the Audit Committee regarding the operation of the Trust’s compliance policies and procedures and any material compliance issues that arose during the quarter, and meets with the Audit Committee at its quarterly meetings.

The Board considered the number of Funds in the Trust, the total assets of the Trust and the general nature of the Funds’ investments and determined that its leadership structure is appropriate given the characteristics of the Trust.
Board Committees
The Board of Trustees has established an Audit Committee. The Audit Committee oversees the Funds' financial reporting process on behalf of the Board of Trustees and reports its activities to the Board. The Audit Committee will assist and act as a liaison with the Board of Trustees in fulfilling the Board’s responsibility to shareholders of the Trust and others relating to oversight of Fund accounting, the Trust's systems of controls, the Trust's programs for monitoring compliance with laws and regulations, and the quality and integrity of the financial statements, financial reports, and audit of the Trust. In addition, the Audit Committee oversees the Trust’s accounting policies, financial reporting and internal control systems. The members of the Audit Committee include Independent Trustees: Thomas A. Leonard (Chairman), Elizabeth S. Hager and David H. Windley. The Audit Committee met four times during the last fiscal year.
The Board of Trustees has established an Investment Committee, which is responsible for overseeing the performance of the Funds and other tasks as requested by the Board. The members of the Investment Committee include Independent Trustees: Gary D. Lemon (Chairman), Steve A. Cobb, Thomas D. Rath and Pamela L. Salaway. The Investment Committee met four times during the last fiscal year.
The Board of Trustees has established a Nominating and Governance Committee. The Nominating and Governance Committee is responsible for, among other things, the identification, evaluation and nomination of potential candidates to serve on the Board of Trustees. The members of the Nominating and Governance Committee include Independent Trustees: Kenneth G. Stella (Chairman), Elizabeth S. Hager, Thomas D. Rath and David H. Windley. The Nominating and Governance Committee met two times during the last fiscal year. The Nominating and Governance Committee will accept shareholder trustee nominations. Any such nominations should be sent to the Trust’s Nominating and Governance Committee, c/o Lincoln Financial Group, Attn: Presidential Funds/Alliance, P.O. Box 7876, Fort Wayne, Indiana 46801.
Ownership of Securities
As of December 31, 2014, the Trustees and officers as a group owned shares that entitled them to give voting instructions with respect to less than 1% of the outstanding shares of each Fund. As of December 31, 2014, the dollar range of equity securities owned beneficially by each Trustee in the Funds and in any registered investment companies overseen by the Trustees within the same family of investment companies as the Funds is as follows:
Interested Trustee
Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Daniel R. Hayes	None	None
Independent Trustees
Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Steve A. Cobb	None	$10,001 – $50,000
Elizabeth S. Hager	None	Over $100,000
Gary D. Lemon	None	Over $100,000
Thomas A. Leonard	None	None
Thomas D. Rath	None	$1 – $10,000
Pamela L. Salaway	None	None
Kenneth G. Stella	None	Over $100,000
David H. Windley	None	Over $100,000
Compensation
The following table sets forth the compensation paid to the Trust’s Independent Trustees and by the Fund Complex for the fiscal year ended September 30, 2014:

Name of Person, Position	Aggregate Compensation from the Trust	Total Compensation from the Trust and Fund Complex
Steve A. Cobb, Trustee	$135	$135,500
Michael D. Coughlin*, Trustee	$135	$135,500
Elizabeth S. Hager, Trustee	$136	$136,500
Gary D. Lemon, Trustee	$141	$141,500
Thomas A. Leonard**, Trustee	$135	$135,500
Thomas D. Rath, Trustee	$136	$136,500
Pamela L. Salaway**, Trustee	$134	$134,500
Kenneth G. Stella, Trustee	$145	$145,500
David H. Windley, Trustee	$141	$141,500
*	Mr. Coughlin retired from the Board of Trustees effective December 31, 2014.
**	Mr. Leonard and Ms. Salaway were elected to the Board of Trustees effective December 1, 2013.
Investment Adviser
Investment Adviser. Lincoln Investment Advisors Corporation (LIA or the adviser) is the investment adviser to the Funds. LIA is a registered investment adviser and wholly-owned subsidiary of The Lincoln National Life Insurance Company (Lincoln Life). LIA's address is One Granite Place, Concord, New Hampshire 03301. LIA (or its predecessors) has served as an investment adviser to mutual funds for over 30 years. Lincoln Life is an insurance company organized under Indiana Law and is a wholly-owned subsidiary of Lincoln National Corporation (LNC). LNC is a publicly-held insurance holding company organized under Indiana law. Through its subsidiaries, LNC provides insurance and financial services nationwide.
Pursuant to the Investment Management Agreement (the Management Agreement), LIA manages each Fund's portfolio investments and reports to the Board of Trustees. The contractual advisory fee rate payable by each Fund to LIA is 0.40% of the Fund's average net assets, less an advisory fee waiver of 0.10%, for a total effective advisory fee rate of 0.30% of the Fund's average net assets.
Advisory Fees Paid by Each Fund
For the last three fiscal years, the Funds paid the net amounts, as reflected in the table below, for investment advisory services:
	2014	2013	2012
Presidential® Managed Risk 2010 Fund	$48,205	$37,001	$3,277
Presidential® Managed Risk 2020 Fund	60,542	36,434	3,065
Presidential® Managed Risk 2030 Fund	37,040	25,252	2,454
Presidential® Managed Risk 2040 Fund	25,578	16,112	2,122
Presidential® Managed Risk 2050 Fund	15,092	10,891	1,956
Presidential® Managed Risk Moderate Fund[1]	5,950	N/A	N/A
[1]	The Fund commenced operations on November 1, 2013.
Expense Reimbursements
For the last three fiscal years, LIA reimbursed the Funds, as reflected in the table below, under the applicable expense reimbursement agreement:
	2014	2013	2012
Presidential® Managed Risk 2010 Fund	$177,659	$192,300	$146,438
Presidential® Managed Risk 2020 Fund	192,407	189,660	146,749
Presidential® Managed Risk 2030 Fund	162,394	173,003	146,262
Presidential® Managed Risk 2040 Fund	145,013	159,334	145,878
Presidential® Managed Risk 2050 Fund	130,919	149,395	144,977
Presidential® Managed Risk Moderate Fund	155,915 [1]	N/A	N/A
[1]	The Fund commenced operations on November 1, 2013.
The adviser has contractually agreed to waive the following portion of its advisory fee for each Fund: 0.10% of a Fund’s average daily net assets. The adviser has also contractually agreed to reimburse each Fund to the extent that the Total Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses and Shareholder Service Fees) exceed 0.75% of a Fund’s average daily net assets for Class A, 1.00% for Class C and 0.50% for Class I. Both agreements will continue at least through January 28, 2016 and cannot be terminated before that date without the mutual agreement of each Fund's Board of Trustees and the adviser.
Consulting Services. LIA has retained Wilshire Associates Incorporated (Wilshire) and Milliman Financial Risk Management LLC (Milliman) to provide consulting services relating to the Funds. LIA pays consulting fees out of its advisory fees. Neither Wilshire nor Milliman has discretionary authority and cannot determine which securities the Funds will purchase or sell.
Service marks. The Funds’ service marks and the names “Lincoln” and “Presidential” are used by the Funds with the permission of LNC, and their continued use is subject to LNC’s right to withdraw this permission in the event LIA ceases to be the Funds’ investment adviser.
Fund Expenses. Expenses specifically assumed by each Fund under its Management Agreement include, among others, compensation and expenses of the Trustees who are not interested persons; custodian fees; independent auditor fees; brokerage commissions; legal and accounting fees; registration and other fees in connection with maintaining required Fund and share registration with the SEC and state securities authorities; and the expenses of printing and mailing updated prospectuses, proxy statements and shareholder reports to current shareholders.
Proxy Voting Policies and Procedures. The Board of Trustees has delegated to LIA the responsibility for voting any proxies relating to portfolio securities held by any of the Funds in accordance with the Funds' proxy voting policies and procedures. The proxy voting policies and procedures are attached hereto as Appendix B.
Information regarding how each Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 800-234-3500; and (2) on the SEC's website at http://www.sec.gov.
Portfolio Managers
The following provides information regarding each portfolio manager's other accounts managed, material conflicts of interest, compensation, and any ownership of securities in a Fund. Each portfolio manager is referred to in this section as a “portfolio manager.”
Other Accounts Managed
The following chart lists certain information about types of other accounts for which each portfolio manager was primarily responsible as of September 30, 2014.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets* in the Accounts	Number of Accounts	Total Assets* in the Accounts	Number of Accounts	Total Assets* in the Accounts
Lincoln Investment Advisors Corporation
Kevin J. Adamson	50	$30,447	0	$0	0	$0
David A. Weiss	50	$30,447	0	$0	0	$0
*in millions of dollars
Other Accounts Managed with Performance-Based Advisory Fees
The portfolio managers were not primarily responsible for any account with respect to which the advisory fee is based on the performance of the account.
Material Conflicts of Interest
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account.
Individual portfolio managers may perform investment management services for other funds or accounts (Accounts) similar to those provided to the Funds and the investment action for each such other Account and the Funds may differ. For example, an Account may be selling a security, while a Fund may be purchasing or holding the same security. As a result, transactions executed for one Account may adversely affect the value of securities held by another Account or a fund. Additionally, the management of multiple Accounts and funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple Accounts and funds. LIA has adopted procedures designed to allocate investments fairly across multiple funds and Accounts.
Lincoln Investment Advisors Corporation (LIA)
LIA manages the Funds by investing at least 80% of all Fund assets in other mutual funds, including exchange-traded funds (collectively, underlying funds), through a structure known as “fund of funds”. Portfolio managers maintain an asset allocation strategy for each Fund and make investment decisions based on the investment objectives, policies, practices and other relevant investment considerations that the managers believe are applicable. Differences in the investment strategies or restrictions among the Funds and other accounts may cause the portfolio managers to take action with respect to one Fund that differs from the action taken with respect to another Fund or account. For example, portfolio managers may invest in an underlying fund for one account while at the same time eliminating or reducing an investment in the same underlying fund for another account.
The portfolio managers may engage in cross-trades, in which one Fund sells a particular security to another fund or account (potentially saving transaction costs for both accounts). Cross trades may pose a potential conflict of interest if, for example, one account sells a security to another account at a higher price than an independent third party would pay. The mix of underlying funds purchased in one Fund may perform better than the mix of underlying funds purchased for another Fund.
The management of accounts with different advisory fee rates and/or fee structures may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor higher fee accounts. It is the policy of LIA that all decisions concerning the selection of underlying funds be based solely on the best interests of each Fund and its shareholders, and without regard to any revenue that LIA receives, might receive, or has received in the past, directly or indirectly, from portfolio managers or funds for services provided by LIA or any affiliate of LIA.
The management of multiple accounts may result in a portfolio manager devoting unequal time and attention to the management of each account. Although LIA does not track the time a portfolio manager spends on a single fund, it does assess whether a portfolio manager has adequate time and resources to effectively manage all the accounts for which he or she is responsible. LIA seeks to manage competing interests for the time and attention of portfolio managers.
LIA has adopted and implemented policies and procedures which it believes address the conflicts associated with managing multiple accounts. In addition, personal accounts may give rise to potential conflicts of interest and must be maintained and conducted in accordance with LIA’s Code of Ethics.
Compensation Structures and Methods
Information regarding each portfolio manager's compensation is attached hereto as Appendix C.
Beneficial Interest of Portfolio Managers
Information regarding securities of each Fund beneficially owned, if any, by portfolio managers is disclosed below. Portfolio managers are not required to own Fund shares, but may invest their personal assets in Fund shares in accordance with their individual investment goals. A portfolio manager’s personal investment, or lack of investment, is not an indicator of that portfolio manager’s confidence in, or commitment to, a particular Fund or its investment strategy.
As of the Funds’ fiscal year ended September 30, 2014, David A. Weiss beneficially owned $10,001-$50,000 of the Presidential® Managed Risk 2050 Fund and $1-$10,000 of the Presidential® Managed Risk Moderate Fund, and Kevin J. Adamson beneficially owned no shares of any Fund.
Principal Underwriter
Lincoln Financial Distributors, Inc. (LFD), 130 North Radnor-Chester Road, Radnor, Pennsylvania 19087, serves as the principal underwriter for the Trust pursuant to a Principal Underwriting Agreement with the Trust dated November 1, 2011. LFD is an affiliate of LIA, the Funds' investment adviser. Under the agreement, the Trust has appointed LFD as the principal underwriter and distributor of the Trust to sell shares of each class of each Fund within the Trust. The offering of each such class is continuous. For fiscal years ended September 30, 2012, 2013, and 2014, LFD received no compensation from the Trust other than Rule 12b-1 Plan payments as described in the “Rule 12b-1 Plan” section in this SAI.
Administration Agreement
The Trust has entered into an Administration Agreement with Lincoln Life an affiliate of LIA and LFD, pursuant to which Lincoln Life provides various administrative services necessary for the operation of the Funds. These services include, among others: coordinating all service providers; providing corporate secretary services; providing personnel and office space; maintaining each Fund’s books and records; general accounting monitoring and oversight; preparing of tax returns and reports; preparing and arranging for the distribution of all shareholder materials; preparing and coordinating filings with the SEC and other federal and state regulatory authorities. The Trust reimburses Lincoln Life for the cost of administrative, internal legal and corporate secretary services.
Prior to January 1, 2013, the Trust paid Lincoln Life a monthly administrative services fee of .01% of each Fund's average daily net assets during each month (with a minimum fee of $150,000 per year at the Trust level). Beginning January 1, 2013, the Trust no longer pays Lincoln Life a monthly fee, and instead the Trust reimburses Lincoln Life for the cost of administrative, internal legal, and corporate secretary services. In accordance with these arrangements, from November 2, 2011 through September 30, 2012, the Trust paid Lincoln Life $168,327. For the fiscal years ended September 30, 2013 and 2014, the Trust paid Lincoln Life $271,558 and $282,389, respectively. Lincoln Life is affiliated with LFD and LIA.

Accounting Agreement
The Trust entered into a fund accounting and financial administration services agreement (Accounting Agreement) with The Bank of New York Mellon (BNYM), effective October 27, 2011, pursuant to which BNYM provides certain accounting services for the Funds. Services provided under the Accounting Agreement include, among others, functions related to calculating the daily net asset values (NAV) of each Fund's shares, providing financial reporting information, regulatory compliance testing and other related accounting services. For these services, each Fund paid BNYM an annual fee of $47,000, plus certain out-of-pocket expenses. Beginning January 1, 2014 that annual fee is $30,000, plus certain out-of-pocket expenses.
For providing accounting services for the partial fiscal year ended September 30, 2012, the Funds (except for the Presidential® Managed Risk Moderate Fund) paid BNYM an annual fee of $215,418. For the fiscal year ended September 30, 2013, the Funds (except for the Presidential® Managed Risk Moderate Fund, which commenced operations on November 1, 2013) paid BNYM $235,000. For the fiscal year ended September 30, 2014, the Funds paid BNYM $201,583.
Transfer Agent
The Trust has engaged Boston Financial Data Services, Inc., located at 2000 Crown Colony Drive, Quincy, MA 02169-0953, as transfer agent for the Funds. Services provided include, among others, establishment and maintenance of accounts for each Fund, shareholder recordkeeping services, distribution of dividends, issuance and transferring of shares, and processing of purchase and redemption requests. For these services, the Trust pays $10 for each open account and a base fee of $50,000 for years one through three of the agreement and $100,000 for years four through seven of the agreement, plus certain out-of-pocket expenses.
Code of Ethics
The Trust, LIA and LFD have each adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Board of Trustees has reviewed and approved these Codes of Ethics. Subject to certain limitations and procedures, these Codes permit personnel that they cover, including employees of LIA who regularly have access to information about securities purchase for the Funds, to invest in securities for their own accounts. This could include securities that may be purchased by Funds. The Codes are intended to prevent these personnel from taking inappropriate advantage of their positions and to prevent fraud on the Funds. The Trust’s Code of Ethics requires reporting to the Board of Trustees of material compliance violations.
Description of Shares
The Trust was organized as a Delaware statutory trust on June 10, 2011 and is registered with the SEC as an open-end, management investment company. The Trust’s Certificate of Trust is on file with the Secretary of State of Delaware. The Trust’s Agreement and Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares, which are shares of beneficial interest, without par value. The Trust currently consists of 6 Funds organized as separate series of shares. The Agreement and Declaration of Trust authorizes the Board of Trustees to divide or redivide any unissued shares of the Trust into one or more additional series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting power, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption, and to establish separate classes of shares.
Each Fund currently offers three classes of shares: Class A, Class C, and Class I. The three classes of shares are identical, except that the Class A shares and Class C shares are subject to a distribution and service plan (Plan). The Plan allows each Fund to pay distribution and service fees of up to 0.30% for Class A shares and up to 1.00% for Class C shares per year to those organizations that sell and distribute Service Class shares and provide services to Class A and C shareholders. The Plan for the A and C Classes is discussed in the “Rule 12b-1 Plan” section of this SAI.
Each Fund’s shares (all classes) have no subscription or preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the prospectus and this SAI, the shares will be fully paid and non-assessable, which means that the consideration for the shares has been paid in full and the issuing Fund may not impose levies on shareholders for more money. In the event of a liquidation or dissolution of the Trust, shareholders of each Fund are entitled to receive the assets available for distribution belonging to that Fund, and a proportionate distribution, based upon the relative asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution, subject to any differential class expenses.
Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. For purposes of determining whether the approval of a majority of the outstanding shares of a Fund will be required in connection with a matter, a Fund will be deemed to be affected by a matter unless it is clear that the interests of each Fund in the matter are identical, or that the matter does not affect any interest of the Fund.

Under Rule 18f-2, the approval of an investment advisory agreement or any change in investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of that Fund. However, Rule 18f-2 also provides that the ratification of independent public accountants (for Funds having the same independent accountants), the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to individual Funds. In such matters, all shares of the Trust have equal voting rights.
Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not consider each year the election of Trustees or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Trust to hold a special meeting of shareholders for purposes of removing a trustee from office. Shareholders may remove a Trustee by the affirmative vote of two-thirds of the Trust’s outstanding voting shares. In addition, the Board of Trustees will call a meeting of shareholders for the purpose of electing Trustees if, at any time, less than a majority of the Trustees then holding office have been elected by shareholders.
Control Persons and Principal Holders of Securities
As of January 5, 2015, the shareholders listed below owned 25% or more of a Fund's outstanding shares:
Fund	Entity Name	FBO Name	Address	% Ownership
Presidential ® Managed Risk 2010 Fund	Lincoln Financial Group Trust Co	Rollover IRA Plans	1 Granite Pl Concord, NH 03301-3258	78.63%
Presidential ® Managed Risk 2020 Fund	Lincoln Financial Group Trust Co	Rollover IRA Plans	1 Granite Pl Concord, NH 03301-3258	66.40%
Presidential ® Managed Risk 2030 Fund	Lincoln Financial Group Trust Co	Rollover IRA Plans	1 Granite Pl Concord, NH 03301-3258	46.74%
	Lincoln Financial Group Trust Co	Traditional IRA Plans	1 Granite Pl Concord, NH 03301-3258	25.03%
Presidential ® Managed Risk 2040 Fund	Lincoln National Life Insurance Co		1300 S Clinton St Fort Wayne, IN 46802-3506	28.69%
	Lincoln Financial Group Trust Co	Rollover IRA Plans	1 Granite Pl Concord, NH 03301-3258	28.12%
Presidential ® Managed Risk 2050 Fund	Lincoln National Life Insurance Co		1300 S Clinton St Fort Wayne, IN 46802-3506	49.99%
Presidential ® Managed Risk Moderate Fund	Lincoln National Life Insurance Co		1300 S Clinton St Fort Wayne, IN 46802-3506	84.43%
Lincoln Financial Group Trust Company, Inc. (a New Hampshire corporation), is wholly-owned subsidiary of Lincoln Retirement Services Company, LLC (an Indiana corporation), which is a wholly-owned subsidiary of The Lincoln National Life Insurance Company (an Indiana corporation) which is a wholly-owned subsidiary of Lincoln National Corporation. The ownership levels indicated in the table above could result in the listed shareholder being able to determine the outcome of most issues that are submitted for a shareholder vote. However, Lincoln Financial Group Trust Company, Inc. and Lincoln Retirement Services Company, LLC do not beneficially own Fund shares, but hold them of record. The shares are normally voted by various individual retirement plan accounts (IRAs), other retirement plans and retirement plan participants. The Lincoln National Life Insurance Company is an insurance company and would exercise voting rights attributable to any Fund shares that it owns (directly or indirectly) in accordance with voting instructions received by owners of variable contracts.
As of January 5, 2015, the shareholders listed below owned 5% or more of the outstanding shares of a Fund's share class:
Fund/Class	Entity Name	FBO Name	Address	% Ownership	Ownership Method
Presidential ® Managed Risk 2010 - A	Lincoln Financial Group Trust Co	FBO Rollover IRA Plans	1 Granite Pl Concord, NH 03301-3258	79.23%	Beneficial
Presidential ® Managed Risk 2010 - A	Lincoln Financial Group Trust Co	FBO Traditional IRA Plans	1 Granite Pl Concord, NH 03301-3258	19.49%	Beneficial

Fund/Class	Entity Name	FBO Name	Address	% Ownership	Ownership Method
Presidential ® Managed Risk 2010 - C	Lincoln National Life Ins Co		1300 S. Clinton St Fort Wayne, IN 46802-3506	100.00%	Record
Presidential ® Managed Risk 2010 - I	Lincoln Retirement Services Company	FBO Upper Bay 403b Plan	1300 S. Clinton St Fort Wayne, IN 46802-3506	89.87%	Beneficial
Presidential ® Managed Risk 2010 - I	Lincoln National Life Ins Co		1300 S. Clinton St Fort Wayne, IN 46802-3506	10.13%	Record
Presidential ® Managed Risk 2020 - A	Lincoln Financial Group Trust Co	FBO Rollover IRA Plans	1 Granite Pl Concord, NH 03301-3258	68.87%	Beneficial
Presidential ® Managed Risk 2020 - A	Lincoln Financial Group Trust Co	FBO Traditional IRA Plans	1 Granite Pl Concord, NH 03301-3258	21.94%	Beneficial
Presidential ® Managed Risk 2020 - A	Lincoln Retirement Services Company	FBO Baldwin Foods 401K PS Plan	PO Box 7876 Fort Wayne, IN 46801-7876	6.56%	Beneficial
Presidential ® Managed Risk 2020 - C	Lincoln National Life Ins Co		1300 S Clinton St Fort Wayne, IN 46802-3506	100.00%	Record
Presidential ® Managed Risk 2020 - I	Lincoln Retirement Services Company	FBO Upper Bay 403b Plan	PO Box 7876 Fort Wayne, IN 46801-7876	93.97%	Beneficial
Presidential ® Managed Risk 2020 - I	Lincoln Retirement Services Company	FBO Scribner Cohen & Co 401K	PO Box 7876 Fort Wayne, IN 46801-7876	6.03%	Beneficial
Presidential ® Managed Risk 2030 - A	Lincoln Financial Group Trust Co	FBO Rollover IRA Plans	1 Granite Pl Concord, NH 03301-3258	48.24%	Beneficial
Presidential ® Managed Risk 2030 - A	Lincoln Financial Group Trust Co	FBO Traditional IRA Plans	1 Granite Pl Concord, NH 03301-3258	25.84%	Beneficial
Presidential ® Managed Risk 2030 - A	Lincoln Retirement Services Company	FBO Baldwin Foods 401K PS Plan	PO Box 7876 Fort Wayne, IN 46801-7876	22.43%	Beneficial
Presidential ® Managed Risk 2030 - C	Lincoln National Life Ins Co		1300 S Clinton St Fort Wayne, IN 46802-3506	100.00%	Record
Presidential ® Managed Risk 2030 - I	Lincoln Retirement Services Company	FBO Upper Bay 403b Plan	PO Box 7876 Fort Wayne, IN 46801-7876	96.22%	Beneficial
Presidential ® Managed Risk 2040 - A	Lincoln Financial Group Trust Co	FBO Rollover IRA Plans	1 Granite Pl Concord, NH 03301-3258	42.42%	Beneficial
Presidential ® Managed Risk 2040 - A	Lincoln Retirement Services Company	FBO Baldwin Foods 401K PS Plan	PO Box 7876 Fort Wayne, IN 46801-7876	30.20%	Beneficial
Presidential ® Managed Risk 2040 - A	Lincoln Financial Group Trust Co	FBO Traditional IRA Plan	1 Granite Pl Concord, NH 03301-3258	23.77%	Beneficial

Fund/Class	Entity Name	FBO Name	Address	% Ownership	Ownership Method
Presidential ® Managed Risk 2040 - C	Lincoln National Life Ins Co		1300 S Clinton St Fort Wayne, IN 46802-3506	100.00%	Record
Presidential ® Managed Risk 2040 - I	Lincoln National Life Ins Co		1300 S Clinton St Fort Wayne, IN 46802-3506	85.04%	Record
Presidential ® Managed Risk 2040 - I	Lincoln Retirement Services Company	FBO Upper Bay 403b Plan	PO Box 7876 Fort Wayne, IN 46801-7876	14.46%	Beneficial
Presidential ® Managed Risk 2050 - A	Lincoln Retirement Services Company	FBO Baldwin Foods 401K PS Plan	PO Box 7876 Fort Wayne, IN 46801-7876	45.69%	Beneficial
Presidential ® Managed Risk 2050 - A	Lincoln Financial Group Trust Co	FBO Rollover IRA Plans	1 Granite Pl Concord, NH 03301-3258	26.59%	Beneficial
Presidential ® Managed Risk 2050 - A	Lincoln Financial Group Trust Co	FBO Traditional IRA Plans	1 Granite Pl Concord, NH 03301-3258	19.24%	Beneficial
Presidential ® Managed Risk 2050 - A	Lincoln Financial Group Trust Co	FBO Roth IRA Plans	1 Granite Pl Concord, NH 03301-3258	8.48%	Beneficial
Presidential ® Managed Risk 2050 - C	Lincoln National Life Ins Co		1300 S Clinton St Fort Wayne, IN 46802-3506	100.00%	Record
Presidential ® Managed Risk 2050 - I	Lincoln National Life Ins Co		1300 S Clinton St Fort Wayne, IN 46802-3506	85.10%	Record
Presidential ® Managed Risk 2050 - I	Lincoln Retirement Services Company	FBO Upper Bay 403b Plan	PO Box 7876 Fort Wayne, IN 46801-7876	11.39%	Beneficial
Presidential ® Managed Risk Moderate - A	Lincoln Financial Group Trust Co	FBO Traditional IRA Plans	1 Granite Pl Concord, NH 03301-3258	97.35%	Beneficial
Presidential ® Managed Risk Moderate - C	Lincoln National Life Ins Co		1300 S Clinton St Fort Wayne, IN 46802-3506	100%	Record
Presidential ® Managed Risk Moderate - I	Lincoln National Life Ins Co		1300 S Clinton St Fort Wayne, IN 46802-3506	100%	Record
Rule 12b-1 Plan
Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a distribution and service plan (Plan) for the Class A and Class C of shares of each Fund. The Trust may pay third parties, out of the assets of Class A and Class C shares of each Fund for activities primarily intended to sell such shares. The Trust would pay each third party for these services pursuant to a written agreement with that third party.
Payments made under the Plan may be used for, among other things: the printing of prospectuses and reports used for sales purposes; preparing and distributing sales literature and related expenses; advertisements; education of shareholders or dealers and their representatives; and other distribution-related expenses. Payments made under the Plan may also be used to pay dealers or others for, among other things: service fees as defined under FINRA rules; furnishing personal services or such other enhanced services as the Trust Class A and Class C may require; or maintaining customer accounts and records.
For the noted services, the Plan authorizes each Fund to pay to third parties, a monthly fee (Plan Fee) not to exceed 0.30% for Class A shares and 1.00% for Class C shares per annum of the average daily NAV of Class A and Class C shares, respectively, as compensation or reimbursement for services rendered and/or expenses borne. The Plan Fee is currently 0.25% for Class A shares and 0.50% for Class C shares. The Plan Fee may be adjusted by the Trust’s Board of Trustees from time to time. The Plan does not limit Plan Fees to amounts actually expended by third-parties for services rendered and/or expenses borne. A third-party, therefore, may realize a profit from Plan Fees in any particular year.
No “interested person” or Independent Trustee had or has a direct or indirect financial interest in the operation of the Plan or any related agreement.
The Board of Trustees, including a majority of the Independent Trustees, has determined that, in the exercise of reasonable business judgment and in light of its fiduciary duties, there is a reasonable likelihood that the Plan will benefit each Fund and Class A and Class C shareholders thereof. Each year, the Trustees must make this determination for the Plan to be continued. The Board of Trustees believes that the Plan will result in greater sales and/or fewer redemptions of Class A and Class C shares, which may benefit each Fund by reducing Fund expense ratios and/or by affording greater flexibility to portfolio managers. However, it is impossible to know for certain the level of sales and redemption of shares that would occur in the absence of the Plan or under alternative distribution schemes.
For the fiscal year ended September 30, 2014, the Funds paid Plan Fees for compensation to broker-dealers of approximately $123,437, including approximately $123,087 paid by Class A shares of the Funds and approximately $350 paid by Class C shares of the Funds.
Revenue Sharing
LIA and its affiliates, including LFD, may pay compensation at their own expense, including the profits from the advisory fees LIA receives from the Funds to affiliated or unaffiliated brokers, dealers or other financial intermediaries (financial intermediaries) in connection with the sale or retention of Fund shares and/or shareholder servicing (distribution assistance).
Some or all of the sales charges, distribution fees and servicing fees described in the prospectus and SAI are paid or “reallowed” to the financial intermediaries through which you purchase your shares. A financial intermediary is one that, in exchange for compensation, sells, among other products, mutual fund shares (including shares of the Trust) or provides services for mutual fund shareholders.
LFD, LIA and their affiliates may from time to time pay additional cash bonuses or provide other incentives or make other payments to financial firms in connection with the sale or servicing of Class A and Class C shares and for other services such as, without limitation, providing the Funds with “shelf space” or a higher profile for the financial intermediaries’ financial consultants and their customers, placing the Funds on the financial intermediaries’ preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, granting LFD access to the financial intermediaries’ financial consultants (including through the firms’ intranet websites) in order to promote the Funds, promotions in communications with financial intermediaries’ customers such as in the firms’ internet websites or in customer newsletters, providing assistance in training and educating the financial intermediaries’ personnel, and furnishing marketing support and other specified services. The actual services provided, and the payments made for such services, vary from firm to firm. These payments may be significant to the financial intermediaries and may also take the form of sponsorship of seminars or informational meetings or payment for attendance by persons associated with the financial intermediaries at seminars or informational meetings.
A number of factors will be considered in determining the amount of these additional payments to financial intermediaries. On some occasions, such payments may be conditioned upon levels of sales, including the sale of a specified minimum dollar amount of the shares of a Fund and/or all of the funds and/or other funds sponsored by LFD, LIA and their affiliates together or a particular class of shares, during a specified period of time. LFD, LIA and their affiliates may also make payments to one or more participating financial intermediaries based upon factors such as the amount of assets financial intermediaries’ clients have invested in the funds and the quality of the financial intermediaries’ relationship with LFD, LIA and their affiliates.
The additional payments described above are made from LFD’s or LIA’s (or their affiliates) own assets pursuant to agreements with brokers and do not change the price paid by shareholders for the purchase of a Fund’s shares or the amount a Fund will receive as proceeds from such sales. These payments may be made to financial intermediaries selected by LFD and may be to the financial intermediaries that have sold significant amounts of shares of the Funds.
The additional payments and incentives described above may be made to brokers or third party administrators in addition to amounts paid to participating financial intermediaries for providing shareholder services to shareholders holding Fund shares in nominee or street name, including, but not limited to, the following services: providing explanations and answering inquiries regarding the Funds and shareholder accounts; providing recordkeeping and other administrative services, including preparing record date shareholder lists for proxy solicitation; maintaining records of and facilitating shareholder purchases and redemptions; processing and mailing trade confirmations, periodic statements, prospectuses, shareholder reports, shareholder notices and other SEC-required communications to shareholders; providing periodic statements to certain plans and participants in such plans of the Funds held for the benefit of each participant in the plan; processing, collecting and posting distributions to shareholder accounts; issuing and mailing dividend checks to shareholders who have selected cash distributions; assisting in the establishment and maintenance of shareholder accounts; providing account designations and other information; capturing and processing tax data; establishing and maintaining systematic withdrawals and automated investment plans and shareholder account registrations; providing sub-accounting services; providing recordkeeping services related to purchase and redemption transactions, including providing such information as may be necessary to assume compliance with applicable blue sky requirements; and performing similar administrative services as requested by LFD, LIA or their affiliates to the extent that the firm is permitted by applicable statute, rule or regulation to provide such information or services. The actual services provided, and the payments made for such services, vary from firm to firm.
For the shareholder services described above, LFD or its affiliates, may pay an annual fee of up to 0.15% of the value of the assets in the relevant accounts. These payments may be material to financial intermediaries relative to other compensation paid by a Fund and/or LIA, LFD and their affiliates and may be in addition to any (i) distribution and/or servicing (12b-1) fees and (ii) the revenue sharing or “shelf space” fees disclosed elsewhere herein paid to such financial intermediaries. The payments described above may differ depending on the Fund and may vary from amounts paid to the Trust’s transfer agent for providing similar services to other accounts.
If investment advisers, distributors, or affiliates of mutual funds pay bonuses and incentives in differing amounts, financial intermediaries and their financial consultants may have financial incentives for recommending a particular mutual fund over other mutual funds. In addition, depending on the arrangements in place at any particular time, a financial intermediary and its financial consultants also may have a financial incentive for recommending a particular share class over other share classes. Because financial intermediaries and plan recordkeepers may be paid varying amounts per class for sub-transfer agency and related recordkeeping services, the service requirements of which also may vary by class, this may create an additional incentive for financial intermediaries and their financial advisors to favor one fund complex over another or one share class over another. Also, you should review carefully any disclosure by the financial intermediary as to its compensation.
Wholesale representatives of LFD, LIA and their affiliates may visit brokerage firms on a regular basis to educate financial advisors about the Funds and to encourage the sale of Fund shares to their clients. The costs and expenses associated with these efforts may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals. Although a Fund may use financial intermediaries that sell Fund shares to make transactions for the Fund’s portfolio, the Fund will not consider the sale of Fund shares as a factor when choosing financial intermediaries to make those transactions.
Valuation of Portfolio Securities
Offering Price/NAV. The offering price of a Fund’s shares is based on the Fund’s net asset value (“NAV”) per share. A Fund determines its NAV per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the value of the securities the Fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of Fund shares outstanding. A Fund determines its NAV per share as of close of regular trading on the New York Stock Exchange (“NYSE”) – normally 4:00 p.m. New York time, each business day.
In addition to the disclosure in each Fund’s prospectus under the “Pricing of Fund Shares” section, the value of each Fund’s investments is determined as follows.
Foreign Equity Securities. Foreign equity securities are generally valued based on their closing price on the principal foreign exchange for those securities, which may occur earlier than the NYSE close. A Fund then may adjust for market events, occurring between the close of the foreign exchange and the NYSE close. An independent statistical service has been retained to assist in determining the value of certain foreign equity securities. This service utilizes proprietary computer models to determine adjustments for market events. Quotations of foreign securities in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents.
Over-the-Counter (“OTC”) Investments. OTC investments (including swaps and options) are generally valued by pricing services that use evaluated prices from various observable market and other factors. Certain forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates.
Exchange Traded Futures, Options and Swaps. Exchange traded futures, options and swaps are normally valued at the reported settlement price determined by the relevant exchange. Exchange traded futures, options and swaps for which no settlement prices are reported are generally valued at the mean between the most recent bid and ask prices obtained from pricing services, established market makers, or from broker-dealers.
Portfolio Holdings Disclosure
The Trust's Board of Trustees has adopted policies and procedures designed to ensure that disclosure of information regarding a Fund's portfolio securities is in the best interests of Fund shareholders. In accordance with these policies and procedures, Fund management will make shareholders reports or other regulatory filings containing the Funds' portfolio holdings available free of charge to individual investors, institutional investors, intermediaries that distribute the Funds' shares, and affiliated persons of the Fund that make requests for such holdings information. Shareholder reports are available 60 days after the end of each semi-annual reporting period.
Each Fund posts its top-ten holdings shortly after each quarter-end on its website.  The Funds may also post all of the holdings for each Fund to a publicly available website no earlier than 25 calendar days after quarter end. In addition, the Funds may post all of the holdings for each Fund no earlier than 25 calendar days after inception, rebalance, or after any material changes are made to the holdings of such Fund. At the time of the disclosure on the website, the portfolio holdings of these Funds will be deemed public.
The Funds also may provide holdings information under a confidentiality agreement to third-party service providers, including independent rating and ranking organizations, which conduct market analyses of the Fund's portfolio holdings against benchmarks or securities market indices. All such third parties must sign a confidentiality agreement agreeing to keep the non-public portfolio information strictly confidential and not to engage in trading on the basis of the information. These parties may disseminate the portfolio holdings information when the portfolio holdings are deemed to be public. The Funds currently provides holdings information to Factset on a daily basis.
The Funds may provide, at any time, portfolio holdings information to: (a) Fund service providers and affiliates, such as the Funds' investment adviser, trading services providers, custodian and independent registered public accounting firm, to the extent necessary to perform services for the Funds; and (b) state and federal regulators and government agencies as required by law or judicial process. These entities are subject to duties of confidentiality imposed by law, contract, or fiduciary obligations.
The Funds will disclose their portfolio holdings in public SEC filings. The Trust's Board of Trustees also may, on a case-by-case basis, authorize disclosure of the Funds' portfolio holdings, provided that, in its judgment, such disclosure is not inconsistent with the best interests of shareholders, or may impose additional restrictions on the dissemination of portfolio information.
Neither the Funds, the investment adviser nor any affiliate receive any compensation or consideration in connection with the disclosure of the Funds' portfolio holdings information.
The Funds are responsible for ensuring appropriate disclosure is made regarding these procedures in the Funds' prospectuses and/or SAI.
The Trust's Board of Trustees exercises oversight of these policies and procedures. Management for the Funds will inform the Trustees if any substantial changes to the procedures become necessary to ensure that the procedures are in the best interest of Fund shareholders. The officers will consider any possible conflicts between the interest of Fund shareholders, on the one hand, and those of the Funds' investment adviser and other Fund affiliates, on the other. Moreover, the Funds' Chief Compliance Officer will address the operation of the Funds' procedures in the annual compliance review and will recommend any remedial changes to the procedures.
Purchase and Redemption Information
Purchases, exchanges, and redemptions of Class A, Class C and Class I shares are discussed in each Fund's prospectus under the “Purchase and Sale of Fund Shares” section, and that information is incorporated herein by reference.
One or more classes of shares may not be qualified or registered for sale in all States. Prospective investors should inquire as to whether shares of a particular Fund, or class of shares thereof, are available for offer and sale in their State of domicile or residence. Shares may not be offered or sold in any State unless registered or qualified in that jurisdiction, unless an exemption from registration or qualification is available.
As described in the prospectus under the “Exchanges” section, a shareholder may exchange shares of any Fund for shares of the same class of any other Fund of the Trust, each on the basis of their respective NAV. The original purchase date(s) of shares exchanged for purposes of calculating any contingent deferred sales charge will carry over to the investment in the new Fund. For example, if a shareholder invests in Class C shares of one Fund and 6 months later (when the contingent deferred sales charge upon redemption would normally be 0.50%) exchanges his shares for Class C shares of another Fund, no sales charge would be imposed upon the exchange but the investment in the other Fund would be subject to the 0.50% contingent deferred sales charge until one year after the date of the shareholder’s investment in the first Fund as described in the prospectus.
Shares of one class of a Fund may be exchanged, at a shareholder’s option, directly for shares of another class of the same Fund (an “intra-fund exchange”), subject to the terms and conditions described below and to such other fees and charges as set forth in the prospectus (including the imposition or waiver of any sales charge (load) or contingent deferred sales charge (CDSC)), provided that the shareholder for whom the intra-fund exchange is being requested meets the eligibility requirements of the class into which such shareholder seeks to exchange.
Additional information regarding the eligibility requirements of different share classes, including investment minimums and intended distribution channels, is provided in the prospectus. Shares of a Fund will be exchanged for shares of a different class of the same Fund on the basis of their respective NAVs, and no redemption fee will apply to intra-fund exchanges. Ongoing fees and expenses incurred by a given share class will differ from those of other share classes, and a shareholder receiving new shares in an intra-fund exchange may be subject to higher or lower total expenses following such exchange. In addition to changes in ongoing fees and expenses, a shareholder receiving new shares in an intra-fund exchange may be required to pay an initial sales charge (load) or CDSC. Generally, intra-fund exchanges into Class A shares will be subject to a Class A sales charge unless otherwise noted below, and intrafund exchanges out of Class A or Class C shares will be subject to the standard schedule of CDSCs for the share class out of which the shareholder is exchanging, unless otherwise noted below. If Class C shares are exchanged for Class A shares, a shareholder will be responsible for paying any Class C CDSCs and any applicable Class A sales charge. With respect to shares subject to a CDSC, if less than all of an investment is exchanged out of one class of a fund, any portion of the investment exchanged will be from the lot of shares that would incur the lowest CDSC if such shares were being redeemed rather than exchanged.
Shareholders generally should not recognize gain or loss for U.S. federal income tax purposes upon such an intra-fund exchange, provided that the transaction is undertaken and processed, with respect to any shareholder, as a direct exchange transaction. If an intra-fund exchange incurs a CDSC or sales charge, fund shares may be redeemed to pay such charge, and that redemption will be taxable. Shareholders should consult their tax advisors as to the federal, state, local and non-U.S. tax consequences of an intra-fund exchange.
Orders for exchanges accepted prior to the close of regular trading on the New York Stock Exchange (NYSE) on any day the Trust is open for business will be executed at the respective NAV determined as of the close of business that day. Orders for exchanges received after the close of regular trading on the NYSE on any business day will be executed at the respective NAV determined at the close of the next business day.
An excessive number of exchanges may be disadvantageous to the Trust. Therefore, the Trust, in addition to its right to reject any exchange, reserves the right to adopt a policy terminating the exchange privilege of any shareholder who makes more than a specified number of exchanges in a 12-month period or in any calendar quarter. The Trust reserves the right to modify or discontinue the exchange privilege at any time.
How to Buy Shares
By Mail
Complete an investment form and mail it with your check, made payable to the Fund and class of shares you wish to purchase, to Lincoln Financial Group, Attn: Presidential Funds/Alliance, P.O. Box 7876, Fort Wayne, Indiana 46801 or Lincoln Financial Group. Attn: Presidential Funds/Alliance, 1300 S. Clinton Street, Fort Wayne, IN 46802, for investments by overnight courier service. If you are making an initial purchase by mail, you must include a completed investment application (or an appropriate retirement plan application if you are opening a retirement account) with your check.
As of the date of this SAI, the Funds are available only to investors purchasing through Lincoln affiliates.
By Exchange
You may exchange all or part of your investment in one or more Funds for shares of other Funds. To open an account by exchange, call Lincoln Financial Group at 800-234-3500.
Through Your Financial Advisor
Your financial advisor can handle all the details of purchasing shares, including opening an account. Your financial advisor may charge a separate fee for this service. As of the date of this SAI, the Funds are available only to investors purchasing through Lincoln affiliates.
The price you pay for shares will depend on when we receive your purchase order. If the Fund's transfer agent or a sub-transfer agent receives your purchase in good order before the close of regular trading on the NYSE, which is normally 4:00 p.m. Eastern time, you will pay that day's closing share price, which is based on the Fund's NAV. If your order is received after the close of regular trading on the NYSE, you will pay the next business day's price. The Funds reserve the right to reject any purchase order.
How to Redeem Shares
By Mail
You may redeem your shares by mail by writing to Lincoln Financial Group, Attn: Presidential Funds/Alliance, P.O. Box 7876, Fort Wayne, Indiana 46801 for redemptions by regular mail or contact Lincoln Financial Group, Attn: Presidential Funds/Alliance, 1300 S. Clinton Street, Fort Wayne, IN 46802 for redemptions by overnight courier service. All owners of the account must sign the request. For redemptions of more than $100,000, you must include a signature guarantee for each owner. Signature guarantees are also required when redemption proceeds are going to an address other than the address of record on the account.
As of the date of this SAI, all redemptions should be effected by contacting your Lincoln-affiliated financial intermediary.

Through Your Financial Advisor
Your financial advisor can handle all the details of redeeming your shares (selling them back to the Fund). Your financial advisor may charge a separate fee for this service. As of the date of this SAI, all redemptions should be effected by contacting your Lincoln-affiliated financial intermediary.
When you send us a properly completed request form to redeem or exchange shares, and an authorized agent or we receive the request before the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive the NAV next determined after we receive your request. If we receive your request after the close of regular trading on the NYSE, you will receive the NAV next determined on the next business day. You may also have to pay taxes on the proceeds from your sale of shares. We will send you a check, normally the next business day, but no later than seven days after we receive your request to sell your shares. If you purchased your shares by check, we will wait until your check has cleared, which can take up to 15 days, before we send your redemption proceeds.
Redemptions-in-Kind
As stated in the prospectuses for the Funds, payment for redeemed shares is ordinarily made in cash. Under certain circumstances, however, the Board may determine that it would be detrimental to the best interests of the remaining shareholders for a Fund to pay for the redeemed shares in cash. In that case, the Fund may pay the redemption proceeds, in whole or in part, by a distribution “in kind” of liquid securities from a Fund's portfolio. A Fund will value securities used to pay a redemption in kind using the same method described in the prospectuses. That valuation will be made as of the time the redemption price is determined. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash.
Account Minimum
If you redeem shares and your account balance falls below $500, the Fund may redeem your shares after 60 days' written notice to you.
Exchanges
You may generally exchange all or part of your shares for shares of the same class of another Fund. You may have to pay taxes on your exchange. When you exchange shares, you are purchasing shares in another fund, so you should be sure to get a copy of the fund's prospectus and read it carefully before buying shares through such an exchange.
Additional Information about Purchases, Exchanges and Redemptions of Class A, Class C and Class I Shares
If you have any questions relating to purchases, exchanges, redemptions, and fees and charges applicable to a class of shares, contact a client services representative at 800-234-3500.
How to Buy Shares — Class A, Class C and Class I Shares. Class A, Class C and Class I shares of each Fund are continuously offered through the Trust’s principal underwriter, LFD and through other firms that have dealer agreements with LFD (participating brokers) or that have agreed to act as introducing brokers for LFD (introducing brokers). LFD is an affiliate of LIA, the investment adviser of the Funds.
Purchases are accepted subject to collection of checks at full value and conversion into federal funds. Payment by a check drawn on any member of the Federal Reserve System can normally be converted into federal funds within two business days after receipt of the check. Checks drawn on a non-member bank may take up to 15 days to convert into federal funds. In all cases, the purchase price is based on the NAV next determined after the purchase order and check are accepted, even though the check may not yet have been converted into federal funds.
LFD reserves the right to require payment by wire or official U.S. bank check. LFD generally does not accept payments made by cash, money order, temporary/starter checks, credit cards, traveler’s checks, credit card checks, or checks drawn on non-U.S. banks even if payment may be effected through a U.S. bank.
Purchasing Class I Shares. Class I shares are generally available only to 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans, health care benefit funding plans, and other specified benefit plans and accounts whereby the plan or the plan’s financial service firm has an agreement with LFD or LIA to utilize Class I shares in certain investment products or programs (each such plan or account, a Class I Eligible Plan).
Class I shares are not available to traditional and Roth IRAs (except through omnibus accounts), SEPs, SAR-SEPs, SIMPLE IRAs, 403(b)(7) custodial accounts, Coverdell Education Savings Accounts or retail or institutional benefit plans other than those specified above. Additionally, Class I shares are generally available only to Class I Eligible Plans where Class I shares are held on the books of the funds through omnibus accounts (either at the plan level or at the level of the financial services firm level). Although Class I shares may be purchased by a plan administrator directly from LFD, specified benefit plans that purchase Class I shares directly from LFD must hold their shares in an omnibus account at the benefit plan level. Plan participants may not directly purchase Class I shares from LFD.
Subsequent Purchases of Shares — Class A and Class C Shares. Subsequent purchases of Class A or Class C shares can be made as indicated above by mailing a check with a letter describing the investment or with the additional investment portion of a confirmation statement.
Additional Information About Purchasing Shares — Class A and Class C Shares. Shares may be purchased at a price equal to their NAV per share next determined after receipt of an order plus a sales charge, which may be imposed either (i) at the time of the purchase in the case of Class A shares (initial sales charge alternative), or (ii) by the deduction of an ongoing asset-based sales charge in the case of Class C shares (asset-based sales charge alternative). Class I shares may be purchased at a price equal to their NAV per share next determined after receipt of an order. In certain circumstances, Class A and Class C shares are also subject to a CDSC. See “Alternative Purchase Arrangements.” Purchase payments for Class C shares are fully invested at the NAV next determined after acceptance of the trade. Purchase payments for Class A shares, less the applicable sales charge, are invested at the NAV next determined after acceptance of the trade.
All purchase orders received by LFD prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the NYSE on a regular business day are processed at that day’s offering price. However, orders received by LFD after the offering price is determined that day from dealers, brokers or certain retirement plans that have an agreement with LIA or LFD will receive such offering price if the orders were received by the dealer, broker or retirement plan from its customer prior to such offering price determination and best efforts are made to transmit the order to LFD or the Transfer agent so that it is received by 9:00 a.m., Eastern time, but no later than 9:30 a.m., Eastern time, on the next business day. Purchase orders received on other than a regular business day will be executed on the next succeeding regular business day. LFD, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended on any day on which the NYSE is closed and, if permitted by the rules of the SEC, when trading on the NYSE is restricted or during an emergency that makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC.
Minimum Purchase Amounts. Except for tax qualified plans and, to the extent agreed to by LFD, wrap programs referred to below under “Alternative Purchase Arrangements — Sales at Net Asset Value,” and purchases by certain registered representatives as described below under “Registered Representatives’ Investments,” the minimum initial investment in Class A or Class C shares of any fund is $1,000 and there is no minimum additional investment as of the date of this SAI. In addition, there is no minimum initial investment in Class I shares because Class I shares may only be purchased through omnibus accounts. For information about dealer commissions and other payments to dealers, see “Alternative Purchase Arrangements” below. Persons selling Fund shares may receive different compensation for selling Class A, Class C or Class I shares. Normally, Fund shares purchased through participating brokers are held in the investor’s account with that broker. No share certificates will be issued.
Tax-Qualified Specified Benefit and Other Plans. LFD may decide to make available specified benefit plan services and documents for Individual Retirement Accounts (IRAs), including Roth IRAs, under the Internal Revenue Code.
For purposes of this section, a “Plan Investor” means any of the following: 401(k) plan, profit-sharing plan, money purchase pension plan, defined benefit plan, 457 plan, employer-sponsored 403(b) plan, non-qualified deferred compensation plan, health care benefit funding plan and specified benefit plans and accounts whereby the plan or the plan’s financial service firm has an agreement with LFD or LIA to utilize Class I shares in certain investment products or programs, or other benefit plan specified as such by LFD. The term “Plan Investor” does not include an IRA, Roth IRA, SEP IRA, SIMPLE IRA, SAR-SEP IRA, 403(b)(7) custodial account, a Coverdell Education Savings Account or a College Access 529 Plan Account.
The minimum initial investment for all Plan Investors, IRAs, Roth IRAs, SEP IRAs, SIMPLE IRAs, SAR-SEP IRAs and 403(b)(7) custodial accounts are set forth in the table under “Specified Benefit Account Minimums” below. For Plan Investors invested in a Fund through “omnibus” account arrangements, there is no minimum initial investment per plan participant. Instead, there is a minimum initial investment per plan, which is agreed upon by LFD and the financial intermediary maintaining the omnibus account.
Registered Representatives’ Investments. Current registered representatives and other full-time employees of participating brokers or such persons’ spouses or trusts or custodial accounts for their minor children may purchase Class A shares at NAV without a sales charge. The minimum initial investment in each case is $1,000 per Fund.
Signature Guarantee. When a signature guarantee is called for, a “medallion” signature guarantee will be required. A medallion signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that is participating in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are the Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that are not participating in one of these programs will not be accepted. Please note that financial institutions participating in a recognized medallion program may still be ineligible to provide a signature guarantee for transactions of greater than a specified dollar amount.

LFD reserves the right to modify its signature guarantee standards at any time. The Funds may change the signature guarantee requirements from time to time upon notice to shareholders, which may, but is not required to, be given by means of a new or supplemented prospectus. Shareholders should contact a client services representative for additional details regarding the Funds’ signature guarantee requirements.
Minimum Account Size — Class A and Class C Shares. Due to the relatively high cost to the Funds of maintaining small accounts, shareholders are asked to maintain an account balance in each Fund in which the shareholder invests at least the amount necessary to open the type of account involved. If a shareholder’s balance for any Fund is below such minimum for three months or longer, the Fund’s administrator shall have the right (except in the case of retirement accounts) to close that Fund account after giving the shareholder 60 days in which to increase his or her balance. The shareholder’s Fund account will not be liquidated if the reduction in size is due solely to market decline in the value of the shareholder’s Fund shares or if the aggregate value of the shareholder’s accounts (and the accounts of the shareholder’s spouse and his or her children under the age of 21 years), or all of the accounts of an employee benefits plan of a single employer, exceeds $500.
Alternative Purchase Arrangements. Class A and Class C shares bear sales charges in different forms and amounts and bear different levels of expenses, as described below. Class I shares do not bear a sales charge, but are subject to expenses that vary from those levied on Class A or Class C shares, and are available only to Class I Eligible Plans.
The alternative purchase arrangements described in this SAI are designed to enable a retail investor to choose the method of purchasing Fund shares that is most beneficial to the investor based on all factors to be considered, including the amount and intended length of the investment, the particular Fund, and whether the investor intends to exchange shares for shares of other Funds. Generally, when making an investment decision, investors should consider the anticipated life of an intended investment in the Funds, the size of the investment, the accumulated distribution and servicing fees plus CDSCs on Class C shares, the initial sales charge plus accumulated servicing fees on Class A shares (plus a CDSC in certain circumstances), the possibility that the anticipated higher return on Class A shares due to the lower ongoing charges will offset the initial sales charge paid on such shares, and the difference in the CDSCs applicable to Class A and Class C shares.
Investors should understand that initial sales charges, servicing and distribution fees and CDSCs are all used directly or indirectly to Fund the compensation of financial intermediaries that sell Fund shares. Depending on the arrangements in place at any particular time, a financial intermediary may have a financial incentive for recommending a particular share class over other share classes.
Class A. The initial sales charge alternative (Class A) might be preferred by investors purchasing shares of sufficient aggregate value to qualify for reductions in the initial sales charge applicable to such shares. Similar reductions are not available on the asset-based sales charge alternative (Class C). Class A shares are subject to a servicing fee and are subject to a lower distribution fee than Class C shares and, accordingly, such shares are expected to pay correspondingly higher dividends on a per share basis. However, because initial sales charges are deducted at the time of purchase, not all of the purchase payment for Class A shares is invested initially. An investor who qualifies for an elimination of the Class A initial sales charge should also consider whether he or she anticipates redeeming shares in a time period that will subject such shares to a CDSC as described below.
Class C. Class C shares might be preferred by investors who intend to purchase shares that are not of sufficient aggregate value to qualify for Class A sales charges of 1% or less and who wish to have all purchase payments invested initially. Class C shares may be preferable for investors who are unsure of the intended length of their investment. Class C shares are not subject to a CDSC after they have been held for one year.
Class I. Only Class I Eligible Plans may purchase Class I shares. Class I shares might be preferred by a Class I Eligible Plan that intends to invest retirement plan assets held through omnibus accounts and does not intend to purchase shares of sufficient aggregate value to qualify for sales charge reductions applicable to Class A shares. Class I shares are preferable to Class C shares because Class I shares are not subject to a CDSC or distribution and/or service (12b-1) fees and may be preferable to Class A shares because Class I shares are not subject to the initial sales charge imposed on Class A shares.
In determining which class of shares to purchase, an investor should always consider whether any waiver or reduction of a sales charge or a CDSC is available. See generally “Initial Sales Charge Alternative — Class A Shares” and “Waiver of Contingent Deferred Sales Charges” below.
For a description of the 12b-1 Plans and distribution and servicing fees payable thereunder with respect to Class A and Class C shares, see “Rule 12b-1 Plan” in the prospectus.
Waiver of Contingent Deferred Sales Charges. The CDSC applicable to Class A and Class C shares is currently waived for:
•	Any partial or complete redemption in connection with (a) required minimum distributions to IRA account owners or beneficiaries who are age 70 1/2 or older or (b) distributions to participants in employer-sponsored retirement plans upon attaining age 59 1/2 or on account of death or permanent and total disability (as defined in Section 22(e) of the Internal Revenue Code) that occurs after the purchase of Class A or Class C shares;
•	Any partial or complete redemption in connection with a qualifying loan or hardship withdrawal from an employer sponsored retirement plan;

•	Any complete redemption in connection with a distribution from a qualified employer retirement plan in connection with termination of employment or termination of the employer’s plan and the transfer to another employer’s plan or to an IRA;
•	Any partial or complete redemption following death or permanent and total disability (as defined in Section 22(e) of the Internal Revenue Code) of an individual holding shares for his or her own account and/or as the last survivor of a joint tenancy arrangement (this provision, however, does not cover an individual holding in a fiduciary capacity or as a nominee or agent or a legal entity that is other than an individual or the owners or beneficiaries of any such entity) provided the redemption is requested within one year of the death or initial determination of disability and provided the death or disability occurs after the purchase of the shares;
•	Any redemption resulting from a return of an excess contribution to a qualified employer retirement plan or an IRA;
•	Up to 10% per year of the value of a Fund account that (a) has the value of at least $10,000 at the start of such year and (b) is subject to an Automatic Withdrawal Plan;
•	Redemptions by Trustees, officers and employees of any of the Trusts, and by directors, officers and employees of LFD or LIA;
•	Redemptions effected pursuant to a Fund’s right to involuntarily redeem a shareholder’s Fund account if the aggregate NAV of shares held in such shareholder’s account is less than a minimum account size specified in such Fund’s prospectus;
•	Involuntary redemptions caused by operation of law;
•	Redemptions of shares of any Fund that is combined with another Fund, investment company, or personal holding company by virtue of a merger, acquisition or other similar reorganization transaction;
•	Redemptions by a shareholder who is a participant making periodic purchases of not less than $50 through certain employer sponsored savings plans that are clients of a broker-dealer with which LFD has an agreement with respect to such purchases;
•	Redemptions effected by trustees or other fiduciaries who have purchased shares for employer-sponsored plans, the trustee, administrator, fiduciary, broker, trust company or registered investment adviser for which has an agreement with LFD with respect to such purchases;
•	Redemptions in connection with IRA accounts established with Form 5305-SIMPLE under the Internal Revenue Code for which the Trust is the designated financial institution;
•	A redemption by a holder of Class A shares who purchased $1,000,000 or more of Class A shares (and therefore did not pay a sales charge) where the participating broker or dealer involved in the sale of such shares waived the commission it would normally receive from LFD pursuant to an agreement with LFD;
•	A redemption by a holder of Class A or Class C shares where the participating broker or dealer involved in the purchase of such shares waived all payments it normally would receive from LFD at the time of purchase (i.e., commissions or reallowances of initial sales charges and advancements of service and distribution fees); and
•	A redemption by a holder of Class A or Class C shares where, by agreement with LFD, the participating broker or dealer involved in the purchase of such shares waived a portion of any payment it normally would receive from LFD at the time of purchase (or otherwise agreed to a variation from the normal payment schedule) in connection with such purchase.
Exempt Transactions; No CDSCs or Payments to Brokers. Investors will not be subject to CDSCs, and brokers and dealers will not receive any commissions or reallowances of initial sales charges or advancements of service and distribution fees, on the transactions described below (which are sometimes referred to as Exempt Transactions):
•	A redemption by a holder of Class A or Class C shares where the participating broker or dealer involved in the purchase of such shares waived all payments it normally would receive from LFD at the time of purchase (e.g., commissions and/or reallowances of initial sales charges and advancements of service and distribution fees).
•	A redemption by a holder of Class A or Class C shares where, by agreement with LFD, the participating broker or dealer involved in the purchase of such shares waived a portion of any payment it normally would receive from LFD at the time of purchase (or otherwise agreed to a variation from the normal payment schedule) in connection with such purchase.
Initial Sales Charge Alternative – Class A Shares. Class A shares are sold at a public offering price equal to their NAV per share plus a sales charge. As indicated below under “Class A Deferred Sales Charge,” certain investors who purchase $1,000,000 or more of any Fund’s Class A shares (and thus pay no initial sales charge) may be subject to a CDSC of up to 1% if they redeem such shares during the first 18 months after their purchase.
Amount of Purchase (thousands)	Initial Sales Charge as % of Net Amount Invested	Initial Sales Charge as % of Public Offering Price	Dealer Commission as % of Offering Price*
< $50	6.10%	5.75%	4.50%
$50 but < $100	4.71%	4.50%	3.75%
$100 but < $250	3.63%	3.50%	2.75%
$250 but < $500	2.56%	2.50%	2.00%
$500 but < $1,000	2.04%	2.00%	1.60%
*	From time to time, these discounts and commissions may be increased pursuant to special arrangements between LFD and certain participating brokers.

Each Fund receives the entire NAV of its Class A shares purchased by investors (i.e., the gross purchase price minus the applicable sales charge). LFD receives the sales charge shown above less any applicable discount or commission “reallowed” to participating brokers in the amounts indicated in the tables above. LFD may, however, elect to reallow the entire sales charge to participating brokers for all sales with respect to which orders are placed with LFD for any particular fund during a particular period.
Shares issued pursuant to the automatic reinvestment of income dividends or capital gains distributions are issued at NAV and are not subject to any sales charges. Under the circumstances described below, investors may be entitled to pay reduced sales charges for Class A shares. These discounts and commissions may be increased pursuant to special arrangements from time to time agreed upon between the LFD and certain participating brokers.
Right of Accumulation and Combined Purchase Privilege (Breakpoints). A Qualifying Investor (as defined below) may qualify for a reduced sales charge on Class A shares (the Combined Purchase Privilege) by combining concurrent purchases of the Class A shares of one or more Eligible Funds (as defined below) into a single purchase. In addition, a Qualifying Investor may qualify for a reduced sale charge on Class A shares (the Right of Accumulation or Cumulative Quantity Discount) by combining the purchase of Class A shares of an Eligible Fund with the current aggregate NAV of all Class A and C shares of any Eligible Fund held by accounts for the benefit of such Qualifying Investor. An Eligible Fund is a Fund that offers Class A shares.
The term “Qualifying Investor” refers to: (i) an individual, such individual’s spouse, such individual’s children under the age of 21 years, or such individual’s siblings (each a family member) (including family trust* accounts established by such a family member); (ii) a trustee or other fiduciary for a single trust (except family trusts* noted above), estate or fiduciary account although more than one beneficiary may be involved; or (iii) an employee benefit plan of a single employer.
*For the purpose of determining whether a purchase would qualify for a reduced sales charge under the Combined Purchase Privilege or Right of Accumulation, a “family trust” is one in which a family member(s) described in section (i) above is/are a beneficiary/ies and such person(s) and/or another family member is the trustee.
Shares purchased or held through a Plan Investor or any other employer-sponsored benefit program do not count for purposes of determining whether an investor qualifies for a Cumulative Quantity Discount.
Letter of Intent. An investor may also obtain a reduced sales charge on purchases of Class A shares by means of a written Letter of Intent, which expresses an intention to invest not less than $50,000 within a period of 13 months in Class A shares of any Eligible Fund(s). The maximum intended investment amount allowable in a Letter of Intent is $1,000,000. Each purchase of shares under a Letter of Intent will be made at the public offering price or prices applicable at the time of such purchase to a Single Purchase of the dollar amount indicated in the Letter. At the investor’s option, a Letter of Intent may include purchases of Class A shares of any Eligible Fund made not more than 90 days prior to the date the Letter of Intent is signed; however, the 13-month period during which the Letter of Intent is in effect will begin on the date of the earliest purchase to be included and the sales charge on any purchases prior to the Letter of Intent will not be adjusted. In making computations concerning the amount purchased for purpose of a Letter of Intent, any redemptions during the operative period are deducted from the amount invested. Investors qualifying for the Combined Purchase Privilege described above may purchase shares of the Eligible Funds under a single Letter of Intent. A Letter of Intent is not a binding obligation to purchase the full amount indicated.
The minimum initial investment under a Letter of Intent is 5% of such amount. Shares purchased with the first 5% of the amount indicated in the Letter of Intent will be held in escrow (while remaining registered in your name) to secure payment of the higher sales charge applicable to the shares actually purchased in the event the full intended amount is not purchased. If the full amount indicated is not purchased, a sufficient amount of such escrowed shares will be involuntarily redeemed to pay the additional sales charge applicable to the amount actually purchased, if necessary. Dividends on escrowed shares, whether paid in cash or reinvested in additional Eligible Fund shares, are not subject to escrow. When the full amount indicated has been purchased, the escrow will be released.
Shares purchased or held through a Plan Investor or any other employer-sponsored benefit program do not count for purposes of determining whether an investor has qualified for a reduced sales charge through the use of a Letter of Intent.
Reinstatement Privilege. A Class A shareholder who has caused any or all of his shares to be redeemed may reinvest all or any portion of the redemption proceeds in Class A shares of any Eligible Fund at NAV without any sales charge, provided that such reinvestment is made within 120 calendar days after the redemption or repurchase date. Shares are sold to a reinvesting shareholder at the NAV next determined. See “Pricing of Fund Shares” in the Funds’ prospectuses. A reinstatement pursuant to this privilege will not cancel the redemption transaction and, consequently, any gain or loss so realized may be recognized for federal tax purposes except that no loss may be recognized to the extent that the proceeds are reinvested in shares of the same Fund within 30 days. The reinstatement privilege may be utilized by a shareholder only once, irrespective of the number of shares redeemed, except that the privilege may be utilized without limit in connection with transactions whose sole purpose is to transfer a shareholder’s interest in a Fund to his Individual Retirement Account or other qualified retirement plan account. An investor may exercise the reinstatement privilege by written request sent to LFD or to the investor’s broker.
Sales at Net Asset Value. Each Fund may sell its Class A shares at NAV without a sales charge to specified persons as set forth in the Fund’s prospectus.

Notification of Distributor. In many cases, neither the Trust, LFD nor the Transfer Agent will have the information necessary to determine whether a quantity discount or reduced sales charge is applicable to a purchase. An investor or participating broker must notify LFD whenever a quantity discount or reduced sales charge is applicable to a purchase and must provide LFD with sufficient information at the time of purchase to verify that each purchase qualifies for the privilege or discount, including such information as is necessary to obtain any applicable “combined treatment” of an investor’s holdings in multiple accounts. Upon such notification, the investor will receive the lowest applicable sales charge. For investors investing in Class A shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor obtains the proper quantity discount or reduced sales charge. The quantity discounts and commission schedules described above may be modified or terminated at any time.
Class A Deferred Sales Charge. For purchases of Class A shares of all Funds, investors who purchase $1,000,000 or more of Class A shares (and, thus, purchase such shares without any initial sales charge) may be subject to a 1% CDSC if such shares are redeemed within 18 months of their purchase. The CDSCs described in this paragraph are sometimes referred to as the “Class A CDSC.” The Class A CDSC does not apply to investors purchasing any Fund’s Class A shares if such investors are otherwise eligible to purchase Class A shares without any sales charge because they are described under “Sales at Net Asset Value” above.
For purchases subject to the Class A CDSC, a CDSC will apply for any redemption of such Class A shares that occurs within 18 months of their purchase. No CDSC will be imposed if the shares redeemed have been acquired through the reinvestment of dividends or capital gains distributions or if the amount redeemed is derived from increases in the value of the account above the amount of purchase payments subject to the CDSC. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of Class A shares that will incur the lowest CDSC. Any CDSC imposed on a redemption of Class A shares is paid to LFD. The manner of calculating the CDSC on Class A shares is described below under “Calculation of CDSC on Shares Purchased.”
The Class A CDSC is currently waived in connection with certain redemptions as described above under “Alternative Purchase Arrangements — Waiver of Contingent Deferred Sales Charges.”
Calculation of CDSC on Shares Purchased. A CDSC may be imposed on Class A or Class C shares under certain circumstances. A CDSC is imposed on shares redeemed within a certain number of years after their purchase. When shares are redeemed, any shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC. For the redemption of all other shares, the CDSC will be based on either the shareholder’s original per-share purchase price or the then current NAV of the shares being sold, whichever is lower. CDSCs will be deducted from the proceeds of the shareholder’s redemption, not from the amounts remaining in the shareholder’s account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares that will incur the lowest CDSC.
Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor purchased the shares being redeemed. See the Funds’ prospectuses for information about any applicable CDSCs.
Asset-Based Sales Charge Alternative – Class C Shares. Class C shares are sold at their current NAV without any initial sales charge. A CDSC is imposed if an investor redeems Class C shares within a certain time period after their purchase. When shares are redeemed, any shares acquired through the reinvestment of dividends or capital gains distributions will be redeemed first and will not be subject to any CDSC. For the redemption of all other shares, the CDSC will be based on either the shareholder’s original per-share purchase price or the then current NAV of the shares being sold, whichever is lower. CDSCs will be deducted from the proceeds of the shareholder’s redemption, not from the amounts remaining in the shareholder’s account. In determining whether a CDSC is payable, it is assumed that the shareholder will redeem first the lot of shares that will incur the lowest CDSC. All of an investor’s purchase payments are invested in shares of the Fund(s) selected.
Whether a CDSC is imposed and the amount of the CDSC will depend on the number of years since the investor made a purchase payment from which an amount is being redeemed. Purchases are subject to a CDSC as described in the funds’ prospectuses.
Any CDSC imposed on a redemption of Class C shares is paid to LFD. For investors investing in Class C shares through a financial intermediary, it is the responsibility of the financial intermediary to ensure that the investor is credited with the proper holding period for the shares redeemed. The manner of calculating the CDSC on Class C shares is the same as described above under “Calculation of CDSC on Shares Purchased.”
The Class C CDSC is currently waived in connection with certain redemptions as described above under “Alternative Purchase Arrangements — Waiver of Contingent Deferred Sales Charges.”
No Sales Charge Alternative – Class I Shares. Class I shares are sold at their current NAV without any initial sales charge. The full amount of the investor’s purchase payment will be invested in shares of the Fund(s). Class I shares are not subject to a CDSC upon redemption by an investor.
Information For All Share Classes. Brokers and other financial intermediaries provide varying arrangements for their clients to purchase and redeem Fund shares. Some may establish higher minimum investment requirements than set forth above. Firms may arrange with their clients for other investment or administrative services and may independently establish and charge transaction fees and/or other additional amounts to their clients for such services, which charges would reduce clients’ return. Firms also may hold Fund shares in nominee or street name as agent for and on behalf of their customers. In such instances, the Trust’s Transfer Agent will have no information with respect to or control over accounts of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their broker. In addition, certain privileges with respect to the purchase and redemption of shares or the reinvestment of dividends may not be available through such firms. Some firms may participate in a program allowing them access to their clients’ accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends.
Exchange Privilege — Class A, Class C and Class I Shares. A shareholder may exchange Class A, Class C and Class I shares of any Fund for the same Class of shares of any other Fund in an account with identical registration on the basis of their respective NAV, minus any applicable Redemption Fee (see the subsection “Redemption Fees” below). For Class I shares, specified benefit plans may also limit exchanges to Funds offered as investment options in the plan and exchanges may only be made through the plan administrator.
Shares of one Class of a Fund may also be exchanged directly for shares of another Class of the same Fund, as described (and subject to the conditions and restrictions set forth) under “Distribution of Trust Shares — Purchases, Exchanges and Redemptions” in this SAI. There are currently no other exchange fees or charges. Exchanges are subject to any minimum initial purchase requirements for each share class of each Fund.
Investors may obtain information as to how to effect an exchange by contacting their client services representative or their broker or intermediary. Any exchange involving changes in registration information or account privileges will require a signature guarantee. See “Signature Guarantee.”
The Trust reserves the right to refuse exchange purchases (or purchase and redemption and/or redemption and purchase transactions) if, in the judgment of LIA or a Fund’s sub-adviser (if any), such transaction would adversely affect a Fund and its shareholders. In particular, a pattern of transactions characteristic of “market timing” strategies may be deemed by LIA to be detrimental to the Trust or a particular Fund. Although the Trust has no current intention of terminating or modifying the exchange privilege, each Fund reserves the right to do so at any time. Except as otherwise permitted by the SEC, the Trust will give 60 days’ advance notice to shareholders of any termination or material modification of the exchange privilege. Because the Funds will not always be able to detect market timing activity, investors should not assume that the Funds will be able to detect or prevent all market timing or other trading practices that may disadvantage the Funds. For example, it is more difficult for the Funds to monitor trades that are placed by omnibus or other nominee accounts because the broker, retirement plan administrator, fee-based program sponsor or other financial intermediary maintains the record of the applicable Fund’s underlying beneficial owners.
With respect to Class C shares or Class A shares subject to a CDSC, if less than all of an investment is exchanged out of a Fund, any portion of the investment exchanged will be from the lot of shares that would incur the lowest CDSC if such shares were being redeemed rather than exchanged.
Except as otherwise disclosed in the prospectus, shares that are received in an exchange will be subject to the same CDSC as the shares exchanged. For example, Class C shares that have a twelve-month CDSC period received in exchange for Class A shares that have an eighteen-month CDSC period will have the same CDSC period as the shares exchanged (in this case, eighteen months). Shareholders should take into account the effect of any exchange on the applicability of any CDSC that may be imposed upon any subsequent redemption.
Redemptions of Class A, Class C and Class I Shares. Class A, Class C or Class I shares may be redeemed through a participating broker or intermediary. Class I shares may be redeemed only through the plan administrator, and not directly by the plan participant.
A CDSC may apply to a redemption of Class A or Class C shares. See “Alternative Purchase Arrangements” above. Shares are redeemed at their NAV next determined after a redemption request has been received as described below, less any applicable CDSC. There is no charge by LFD (other than an applicable CDSC) with respect to a redemption; however, a participating broker who processes a redemption for an investor may charge customary commissions for its services (which may vary). Dealers and other financial services firms are obligated to transmit orders promptly. Requests for redemption received by dealers or other firms prior to the close of regular trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange on a regular business day and received by LFD prior to the close of LFD’s business day will be confirmed at the NAV effective at the closing of the Exchange on that day, less any applicable CDSC.
Redemptions of Fund shares may be suspended when trading on the NYSE is restricted or during an emergency that makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the SEC for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payments for more than seven days, as permitted by law.
Certificated Shares. The Trust does not issue share certificates.

Custodian
All securities, cash and other similar assets of the Funds are currently held in custody by The Bank of New York Mellon, One Mellon Center, Pittsburgh, Pennsylvania 15258.
The custodian shall: receive and disburse money; receive and hold securities; transfer, exchange, or deliver securities; present for payment coupons and other income items, collect interest and cash dividends received, hold stock dividends, etc.; cause escrow and deposit receipts to be executed; register securities; and deliver to the Funds proxies, proxy statements, etc.
Independent Registered Public Accounting Firm
The Board of Trustees has engaged Ernst & Young LLP, One Commerce Square, Suite 700, 2005 Market Street, Philadelphia, PA 19103, to serve as the Funds' Independent Registered Public Accounting Firm. In addition to the audits of the Funds' financial statements, other services provided include: review of annual reports and registration statements filed with the SEC; consultation on financial accounting and reporting matters; and meetings with the Audit Committee.
Financial Statements
The audited financial statements and the reports of Ernst & Young LLP are incorporated by reference to each Fund’s annual report. We will provide a copy of each Fund's annual report, once available, on request and without charge. Either write Lincoln Financial Group, Attn: Presidential Funds/Alliance, P.O. Box 7876, Fort Wayne, Indiana 46801 or call 800-234-3500.
Taxes
Each Fund intends to qualify and has elected to be taxed as a regulated investment company under certain provisions of the Internal Revenue Code of 1986 (the Code). If a Fund qualifies as a regulated investment company and complies with the provisions of the Code relieving regulated investment companies which distribute substantially all of their net income (both net ordinary income and net capital gain) from federal income tax, it will be relieved from such tax on the part of its net ordinary income and net realized capital gain which it distributes to its shareholders. To qualify for treatment as a regulated investment company, each Fund must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies (subject to the authority of the Secretary of the Treasury to exclude foreign currency gains which are not directly related to a Fund’s principal business of investing in stock or securities or options and futures with respect to such stock or securities), or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its investing in such stocks, securities, or currencies (the Income Requirement).
Failure by a Fund to qualify as a regulated investment company would generally subject the Fund to federal and state income taxation on all of its taxable income and gain, whether or not distributed to shareholders. In addition, a Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.
The discussion of federal income tax considerations in the prospectus, in conjunction with the foregoing, is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect as interpreted by the Courts and the IRS. These interpretations can be changed at any time. The above discussion covers only federal tax considerations with respect to the Funds. State and local taxes vary.

Appendix A — Long and Short-Term Credit Ratings
Certain of the Funds investment policies and restrictions include reference to bond (long-term) and commercial paper (short-term) ratings. The following is a discussion of the rating categories of Moody’s Investor Services, Inc. and Standard & Poor’s Financial Services LLC.
Long-Term Credit Ratings
Moody’s
Aaa – An obligation rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa - An obligation rated Aa are judged to be of high quality and are subject to very low credit risk.
A - An obligation rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa - An obligation rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba - An obligation rated Ba are judged to be speculative and are subject to substantial credit risk.
B - An obligation rated B are considered speculative and are subject to high credit risk.
Caa - An obligation rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca - An obligation rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C - An obligation rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
S&P
AAA - An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA - An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A - An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.
BBB – An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.
BB; B; CCC; CC; and C – Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
Short-Term Credit Ratings
Moody’s
Ratings assigned on Moody’s global long-term and short-term rating scales are forward-looking opinions of the relative credit risks of financial obligations issued by non-financial corporates, financial institutions, structured finance vehicles, project finance vehicles, and public sector entities. Short-term ratings are assigned to obligations with an original maturity of thirteen months or less and reflect the likelihood of a default on contractually promised payments.
P1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.
P2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
S&P
A Standard & Poor's issue credit rating is a forward-looking opinion about the creditworthiness of an obligor with respect to a specific financial obligation. The opinion reflects Standard & Poor's view of the obligor's capacity and willingness to meet its financial commitments as they come due, and may assess terms, such as collateral security and subordination, which could affect ultimate payment in the event of default. Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days — including commercial paper.

A-1 - A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.
A-2 - A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.
A-3 - A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Appendix B — Proxy Voting Policies and Procedures
Lincoln Investment Advisors Corporation
I. Introduction
The Board of Trustees (the “Board”) of each series of Lincoln Variable Insurance Products Trust and Lincoln Advisors Trust (collectively, the “Lincoln Funds”) has adopted these Proxy Voting Policies and Procedures (the “Policies and Procedures”) to govern each Lincoln Fund’s proxy voting. The Board has delegated implementation of these Policies and Procedures, and the responsibility for all proxy voting, or further delegation of proxy voting, to the Lincoln Funds’ investment adviser, Lincoln Investment Advisors Corporation (“LIAC”).
LIAC has adopted these Policies and Procedures to govern LIAC’s implementation of proxy voting for LIAC’s clients, which include the Lincoln Funds.
II. Policies
LIAC shall vote proxies for which it has discretionary authority in the best interests of its clients. Such clients may include the Lincoln Funds, non-Lincoln mutual funds, private funds, and separate accounts (collectively, “Clients”).
Proxy voting decisions with respect to a Client’s holdings shall be made in the manner LIAC believes will most likely protect and promote such Client’s long-term economic value. Absent unusual circumstances or specific instructions, LIAC votes proxies on a particular matter with this fundamental premise on behalf of each Client, regardless of a Client’s individual investment style or strategies.
In exercise voting authority LIAC will comply with Rule 206(4)-6 under the Investment Advisers Act of 1940. The Rule requires an investment adviser to:
•	Adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interest of clients, which procedures must include how material conflicts are addressed;
•	Disclose to clients how they may obtain information about how the adviser voted with respect to their securities; and
•	Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.
III. Procedures
A. Direct Investments
LIAC may invest directly in equity and fixed income securities, and other types of investments. LIAC will cast votes for proxies in accordance with the Client’s proxy voting procedures or other direction. If the Client does not direct proxy voting in the Client’s account, LIAC will vote proxies in the Client’s best interests, as determined by LIAC. In making such determination, LIAC may rely on analysis from proxy voting consultants or third-party proxy voting services. LIAC will consider each proxy that it votes and evaluate it based on the particular facts and circumstances of that proxy. LIAC may determine not to vote all or some shares eligible to vote if that course of action would be in the Client’s best interests under the circumstances. Such circumstances could include, but are not limited to, cases where the cost of voting exceeds any expected benefits (e.g., foreign proxies), or where voting results in restrictions on trading.
B. Sub-Advised Funds
LIAC advises mutual funds and separate accounts that are offered through variable contracts and which are sub-advised by unaffiliated third-party sub-advisers (“sub-advised funds”). Each sub-advised fund delegates responsibility for voting proxies relating to the sub-advised fund’s securities to the sub-adviser, subject to the Board’s continued oversight. The sub-adviser votes all proxies relating to the sub-advised funds’ portfolio securities and uses the sub-adviser’s own proxy voting policies and procedures adopted in conformance with Rule 206(4)-6. LIAC shall review each sub-adviser’s proxy voting policies and procedures as follows:
•	Before a sub-adviser is retained, LIAC’s compliance staff will review the proposed sub-adviser’s proxy voting policies and procedures and confirm that the sub-adviser will vote the proxies in the best interests of its clients.
•	Each quarter, LIAC’s compliance staff surveys each sub-adviser, via a compliance questionnaire, and reviews any reported changes or exceptions to their compliance policies and procedures, including proxy voting. LIAC’s compliance staff reviews these reported changes or exceptions and, if material, summarizes them and reports such event’s to the sub-advised fund’s board.
•	During contract renewal of sub-advisory agreements for Clients that are registered mutual funds, LIAC reviews the sub-adviser’s responses to the Section 15(c) information request sent by Funds Management, which includes pertinent questions relating to the sub-adviser’s proxy voting policies and procedures.

C. Funds of Funds
LIAC advises certain funds of funds that invest substantially all of their assets in shares of other affiliated and/or unaffiliated mutual funds (each an “underlying fund”). A fund of funds may also invest directly in equity and fixed income securities and other types of investments.
When an underlying fund, whose shares are held by a fund of funds, solicits a shareholder vote on any matter, LIAC shall vote such shares of the underlying fund in the same proportion as the vote of all other holders of shares of such underlying fund. This type of voting structure is commonly referred to as “mirror voting.”
When a fund of funds invests directly in securities other than mutual funds, LIAC shall follow the procedures outlined in “Direct Investments” above.
D. Master-Feeder Funds
LIAC advises certain master-feeder funds. A feeder fund does not buy investment securities directly. Instead, it invests in a master fund which in turn purchases investment securities. Each feeder fund has the same investment objective and strategies as its master fund.
If a master fund in a master-feeder structure calls a shareholder meeting and solicits proxies, the feeder fund (that owns shares of the master fund) shall seek voting instructions from the feeder fund’s shareholders, and will vote proxies as directed. Proxies for which no instructions are received shall be voted in accordance with mirror voting, in the same proportion as the proxies for which instructions were timely received from the feeder fund’s shareholders.
Proxies for the portfolio securities owned by the master fund will be voted pursuant to the master fund’s own proxy voting policies and procedures.
E. Material Conflicts
In the event that LIAC identifies a potential material conflict of interest between: a Client and LIAC, or any LIAC-affiliated entity, LIAC will advise the chief compliance officer (“CCO”) of the potential conflict. The CCO then will convene an ad hoc committee which will include, without limitation, the CCO, legal counsel, and the president of LIAC. The ad hoc committee will determine if an actual conflict exists, and if so, it will vote the proxy in accordance with the Client’s best interests. If the conflict relates specifically to a Client that is a registered mutual fund, the CCO shall report to the fund’s board, at its next regularly scheduled meeting, the nature of the conflict, how the proxy vote was cast, and the rationale for the vote.
IV. Disclosure
A. Form ADV
LIAC shall disclose information regarding these Policies and Procedures as required in Item 17 of Form ADV, Part 2A. Among other things, LIAC will disclose how Clients may obtain information about how LIAC voted their portfolio securities and how Clients may obtain a copy of these Policies and Procedures.
B. Statement of Additional Information (SAI)
Each of the Lincoln Funds shall include in its SAI a copy or a summary of these Policies and Procedures, and, if applicable, any sub-advisers’ policies and procedures (or a summary of such policies and procedures).
C. Annual Reports
Each of the Lincoln Funds shall disclose in its annual and semi-annual shareholder reports that a description of these Policies and Procedures, including any sub-adviser policies and procedures, and the Lincoln Fund’s proxy voting record for the most recent 12 months ended June 30 are available on the Securities and Exchange Commission’s (SEC) website by calling a specified toll-free telephone number.
D. Proxy Voting Record on Form N-PX
The Lincoln Funds annually will file their complete proxy voting record with the SEC on Form N-PX. Form N-PX shall be filed for the twelve months ended June 30 no later than August 31 of that year.
V. Recordkeeping
LIAC shall retain the following documents for not less than seven (7) years from the end of the year in which the proxies were voted, the first two (2) years at an on-site location:
(a)	Proxy Voting Policies and Procedures;
(b)	Proxy voting records (this requirement may be satisfied by a third party who has agreed in writing to do so);

(c)	A copy of any document that LIAC, or an ad hoc committee convened for purposes of voting proxies, creates that was material in making its voting decision, or that memorializes the basis for such decision; and
(d)	A copy of each written request from a Client, and any response to the Client, for information on how LIAC voted the Client’s proxies.

Appendix C — Compensation Structures and Methodologies of Portfolio Managers
The following describes the structure of, and the method(s) used to determine the different types of compensation (e.g., salary, bonus, deferred compensation, retirement plans and arrangements) for each Fund's portfolio manager as of the date of this SAI:
Lincoln Investment Advisors Corporation
The equity programs are designed to position LIA to attract and retain the most talented individuals in the financial services industry by offering competitive programs that reward exceptional individual and company performance. Compensation of portfolio managers is not directly based on the performance of the funds or the value of assets held in the funds. Each portfolio manager’s compensation consists of the following:
BASE SALARY: Each named portfolio manager receives a fixed base salary. The base salary is a combination of factors including experience, responsibilities, skills, expectations, and market considerations. Salary increases are awarded in recognition of the portfolio manager’s individual performance and an increase or change in duties and responsibilities. Job expectations are reviewed annually to ensure that they are reflected in the performance objects of the portfolio manager.
ANNUAL INCENTIVE PLAN (AIP): Portfolio managers are eligible to receive annual variable incentive bonus. The AIP is a component of overall compensation based on company, division, and individual employee performance designed to link performance to pay.
LONG-TERM INCENTIVE PLAN PROGRAM: From time to time long-term incentive equity awards are granted to certain key employees. Equity awards are generally granted in the form of Lincoln National Corporation restricted stock units that, once vested, settle in Lincoln National Corporation common stock.
DEFERRED COMPENSATION PROGRAM: A portion of the cash compensation paid to eligible LIA employees may be voluntarily deferred at their election for defined periods of time into an account that may be invested in mutual funds. The mutual fund investment options available in such accounts do not currently include LIA-advised funds.

Lincoln Advisors Trust

Part C - Other Information

Item 28.		Exhibits

(a)	(1)	Agreement and Declaration of Trust of Lincoln Advisors Trust(2)
	(2)	Certificate of Trust of Lincoln Advisors Trust(2)
(b)		By-Laws of Lincoln Advisors Trust(2)
(c)	(1)	By-Laws of Lincoln Advisors Trust, Articles II, VII and VIII(2)
	(2)	Agreement and Declaration of Trust of Lincoln Advisors Trust, Articles III, V, and VI (2)
(d)	(1)(a)	Investment Management Agreement dated November 1, 2011(3)
	(1)(b)	Schedule A to the Investment Management Agreement dated August 30, 2013(6)
	(2)(a)	Advisory Fee Waiver Agreement dated November 1, 2011(3)
	(2)(b)	Schedule A to the Advisory Fee Waiver Agreement dated August 30, 2013(6)
(e)		Principal Underwriting Agreement(3)
(f)		N/A
(g)	(1)	Mutual Fund Custody and Services Agreement dated November 1, 2011(3)
	(2)	Amendment dated March 11, 2014 to the Mutual Fund Custody and Services Agreement(8)
(h)	(1)(a)	Fund Accounting and Financial Administration Services Agreement dated October 27, 2011(3)
	(1)(b)	Amendment dated March 11, 2014 to the Fund Accounting and Financial Administration Services Agreement(8)
	(2)	Transfer Agency Agreement dated November 1, 2011(4)
	(3)	Administration Agreement dated January 1, 2015(8)
	(4)(a)	Expense Limitation Agreement dated November 1, 2011(3)
	(4)(b)	Schedule A to the Expense Limitation Agreement dated December 10, 2014(8)
	(5)	Amended and Restated Consulting Agreement effective December 21, 2011 between Lincoln Investment Advisors Corporation and Milliman, Inc.(4)
	(6)(a)	Consulting Agreement effective August 1, 2010 between Lincoln Investment Advisors Corporation and Wilshire Associates Incorporated(1)
	(6)(b)	Amendment dated November 1, 2011 to Consulting Agreement (Wilshire)(3)
	(7)(a)	Shareholder Servicing Plan effective November 1, 2011(3)
	(7)(b)	Appendix A to Shareholder Servicing Plan dated September 13, 2013(6)
	(8)	Form of Shareholder Servicing Agreement(3)
	(9)	Form of Indemnification Agreement (Lincoln Advisors Trust) dated November 1, 2011(3)
(i)	(1)	Opinion of Counsel dated October 31, 2011 regarding the issuance of shares(3)
(j)	(1)	Power of Attorney dated July 8, 2011(3)
	(2)	Power of Attorney dated January 7, 2013(5)
	(3)	Powers of Attorney dated January 15, 2014(7)
	(4)	Consent of Independent Registered Public Accounting Firm(8)
(k)		N/A
(l)		Purchase Agreement dated October 27, 2011 between Lincoln Advisors Trust and The Lincoln National Life Insurance Company(3)
(m)	(1)(a)	Class A and Class C Shares Distribution and Service Plan effective November 1, 2011(3)
	(1)(b)	Schedule I to the Class A and Class C Shares Distribution and Service Plan effective September 13, 2013(6)

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	(2)(a)	Distribution Services Agreement dated November 1, 2011 between Lincoln Advisors Trust and Lincoln Financial Distributors, Inc.(3)
	(2)(b)	Schedule A to the Distribution Services Agreement dated September 13, 2013(6)
(n)	(1)	Rule 18f-3 Multiple Class Plan(3)
	(2)	Schedule I to the Rule 18f-3 Multiple Class Plan dated September 13, 2013(6)
(o)		Reserved
(p)	(1)	Code of Ethics for Lincoln Variable Insurance Products Trust, Lincoln Advisors Trust and Lincoln Investment Advisors Corporation(8)
	(2)	Code of Ethics effective September 2011 for Lincoln Financial Distributors, Inc.(4)
(1) Filed with Post-Effective Amendment No. 92 (Lincoln Variable Insurance Products Trust; File No. 33-70742) on July 30, 2010, and incorporated herein by reference.
(2) Filed with initial Registration Statement on Form N-1A (File No. 333-175622) on July 15, 2011, and incorporated herein by reference.
(3) Filed with Pre-Effective Amendment No. 1 (File No. 333-175622) on November 1, 2011, and incorporated herein by reference.
(4) Filed with Post-Effective Amendment No. 3 (File No. 333-175622) on January 20, 2012, and incorporated herein by reference.
(5) Filed with Post-Effective Amendment No. 4 (File No. 333-175622) on January 28, 2013, and incorporated herein by reference.
(6) Filed with Post-Effective Amendment No. 8 (File No. 333-175622) on September 13, 2013, and incorporated herein by reference.
(7) Filed with Post-Effective Amendment No. 10 (File No. 333-175622) on January 28, 2014, and incorporated herein by reference.
(8) Filed Herewith.

Item 29.	Persons Controlled by or Under Common Control with Registrant

A diagram of all persons under common control with the Registrant is incorporated by reference to Post-Effective Amendment No. 3 of the Registration Statement of The Lincoln National Life Insurance Company filed on Form N-4 (File No. 333-170695) on March 30, 2012. The Lincoln National Life Insurance Company holds shares of the Trust related to the seed contribution made at the Trust’s inception.

No persons are controlled by the Registrant.

Item 30.	Indemnification

As permitted by Sections 17(h) and 17(i) of the Investment Company Act of 1940 and pursuant to Article VII, Section 2 of the Trust’s Agreement and Declaration of Trust (Exhibit 28(a) to the Registration Statement) and Article VI of the Trust’s By-Laws (Exhibit 28(b) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any stockholder, officer, director, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions. Subject to the standards set forth in the governing instrument of the Trust, Section 3817 of Title 12, Part V, Chapter 38, of the Delaware Code permits indemnification of trustees or other persons from and against all claims and demands. The Independent Trustees have entered into an Indemnification Agreement with the Trust which obligates the Trust to indemnify the Independent Trustees in certain situations and which provides the procedures and presumptions with respect to such indemnification obligations.

2

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (1933 Act) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The Registrant will purchase an insurance policy insuring its officers, trustees and directors against liabilities, and certain costs of defending claims against such officers and directors, to the extent such officers and directors are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy will also insure the Registrant against the cost of indemnification payments to officers and trustees under certain circumstances.

Section 9 of the Investment Management Agreement (Exhibit 28(d)(1) to the Registration Statement) limits the liability of Lincoln Investment Advisors Corporation (LIAC or the “Adviser”) to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of its respective duties or from reckless disregard by LIAC of its respective obligations and duties under the agreement. Certain other agreements to which the Trust is a party also contain indemnification provisions.

The Registrant hereby undertakes that it will apply the indemnification provisions of its By-Laws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Sections 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 31.	Business and Other Connections of Investment Adviser

Information pertaining to any business and other connections of Registrant’s Adviser, LIAC, is hereby incorporated by reference from the sections captioned “Investment Adviser” in the Prospectus and “Portfolio Managers” in the Statement of Additional Information (SAI) disclosures forming Parts A and B, respectively, of this Registration Statement, and Item 7 of Part II of LIAC’s Form ADV filed separately with the Securities and Exchange Commission.

Information concerning the other businesses, professions, vocations, and employment of a substantial nature during the past two years of the directors and officers of the Adviser is incorporated by reference to Schedules A and D of the Adviser’s Form ADV.

Item 32.	Principal Underwriters

(a)	Lincoln Financial Distributors, Inc. (LFD) currently serves as Principal Underwriter for the Trust. LFD also serves as the Principal Underwriter for: Lincoln Advisors Trust; Lincoln National Variable Annuity Account C; Lincoln Life Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln Life Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account G; Lincoln National Variable

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Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; Lincoln Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; Lincoln Life Flexible Premium Variable Life Account Y; Lincoln Life Flexible Premium Variable Life Account Z; Lincoln Life Variable Annuity Account JL-A; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; and Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C.

Lincoln Financial Distributors, Inc. also serves as Principal Underwriter for: Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln New York Account N for Variable Annuities; LLANY Separate Account R for Flexible Premium Variable Life Insurance; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life & Annuity Flexible Premium Variable Life Account Y; and Lincoln Life & Annuity Flexible Premium Variable Life Account Z.

(b)	Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter	Positions and Offices with Trust

Wilford H. Fuller*	President, Chief Executive Officer and Director	N/A

Jeffrey D. Coutts*	Senior Vice President and Treasurer	Senior Vice President and Treasurer

Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel	N/A

Elizabeth M. O’Brien*	Senior Vice President and Director	N/A

Thomas O’Neill*	Senior Vice President, Director and Chief Operating Officer	N/A

Nancy A. Smith*	Secretary	N/A

Richard Aneser*	Senior Vice President and Chief Marketing Officer	N/A

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Andrew J. Bucklee*	Senior Vice President	N/A

Kelley A. Grady*	Senior Vice President and Associate General Counsel	N/A

John C. Kennedy*	Senior Vice President	N/A

John Morabito*	Senior Vice President	N/A

Thomas P. Tooley**	Senior Vice President	N/A

Carl R. Pawsat***	Interim Financial and Operations Principal	N/A

*Principal Business address is Radnor Financial Center, 150 N. Radnor-Chester Road, Radnor PA 19087

**Principal Business address is 350 Church Street, Hartford, CT 06103

***Principal Business address is 100 N. Greene Street, Greensboro, NC 27401

(c)	N/A

Item 33.	Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained by the investment adviser, Lincoln Investment Advisors Corporation, One Granite Place, Concord, New Hampshire, 03301, 150 N. Radnor Chester Road, Radnor, PA 19087, and 1300 South Clinton Street, Fort Wayne, Indiana 46802; the Trust’s administrator, The Lincoln National Life Insurance Company, 1300 South Clinton Street, Fort Wayne, Indiana 46802; the Trust’s custodian, The Bank of New York Mellon, One Mellon Center, 500 Grant Street, Pittsburgh, Pennsylvania 15258; and the Trust’s transfer agent, Boston Financial Data Services, Inc., 2000 Crown Colony Drive, Quincy, Massachusetts 02169. Also, accounts, books, and other documents are maintained by The Bank of New York Mellon (the Trust’s accounting services provider), 135 Santilli Highway, Everett, Massachusetts 02149-1950 and/or 1735 Market Street, 2nd Floor, Philadelphia, Pennsylvania 19103.

Item 34.	Management Services

Not applicable.

Item 35.	Undertakings

Not applicable.

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SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 12 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana on this 28th day of January, 2015.

LINCOLN ADVISORS TRUST

By: /s/ Daniel R. Hayes Daniel R. Hayes President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on January 28, 2015.

Signature	Title

/s/ Daniel R. Hayes Daniel R. Hayes	Chairman of the Board, President and Trustee (Principal Executive Officer)

/s/ William P. Flory, Jr. William P. Flory, Jr.	Chief Accounting Officer (Principal Accounting Officer and Principal Financial Officer)

**/s/ Steve A. Cobb Steve A. Cobb	Trustee

*/s/ Elizabeth S. Hager Elizabeth S. Hager	Trustee

*/s/ Gary D. Lemon Gary D. Lemon	Trustee

***/s/ Thomas A. Leonard Thomas A. Leonard	Trustee

*/s/ Thomas D. Rath Thomas D. Rath	Trustee

***/s/ Pamela L. Salaway Pamela L. Salaway	Trustee

*/s/ Kenneth G. Stella Kenneth G. Stella	Trustee

*/s/ David H. Windley David H. Windley	Trustee

By: /s/ Jill R. Whitelaw Jill R. Whitelaw	Attorney-in-Fact

*Pursuant to a Power of Attorney incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-175622) filed on November 1, 2011.

**Pursuant to a Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 4 (File No. 333-175622) filed on January 28, 2013.

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***Pursuant to Powers of Attorney incorporated herein by reference to Post-Effective Amendment No. 10 (File 333-175622) filed on January 28, 2014.

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Index to Exhibits

Item Number	Item

28(g)(2)	Amendment to the Mutual Fund Custody and Services Agreement

28(h)(1)(b)	Amendment to the Fund Accounting and Financial Administration Services Agreement

28(h)(3)	Administration Agreement

28(h)(4)(b)	Schedule A to the Expense Limitation Agreement

28(j)(4)	Consent of Independent Registered Public Accounting Firm

28(p)(1)	Code of Ethics for Lincoln Advisors Trust and Lincoln Investment Advisors Corporation

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